As filed with the Securities and Exchange Commission on October 19, 2004


                                                             File No. 333-118431

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. 1
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)


                        PIONEER VARIABLE CONTRACTS TRUST

                          (on behalf of its Portfolios:
                           Pioneer Bond VCT Portfolio
                           Pioneer Fund VCT Portfolio
                   Pioneer Growth Opportunities VCT Portfolio
                       Pioneer Mid Cap Value VCT Portfolio
                       Pioneer Money Market VCT Portfolio
                    Pioneer Small Cap Value II VCT Portfolio)

               (Exact Name of Registrant as Specified in Charter)


                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                           COMBINED PROXY STATEMENT OF
                          SAFECO RESOURCE SERIES TRUST
                      (the "Safeco Trust" or "your Trust")


                              SAFECO BOND PORTFOLIO
                          SAFECO CORE EQUITY PORTFOLIO
                      SAFECO GROWTH OPPORTUNITIES PORTFOLIO
                          SAFECO MONEY MARKET PORTFOLIO
                         SAFECO MULTI-CAP CORE PORTFOLIO
                        SAFECO SMALL-CAP VALUE PORTFOLIO

(each a series of Safeco Resource Series Trust, and each "your Safeco Portfolio"
                   and collectively, the "Safeco Portfolios")


                    4854 154th Place N.E., Redmond, WA 98052


                                   PROSPECTUS
                              FOR CLASS I SHARES OF
                        PIONEER VARIABLE CONTRACTS TRUST
                              (the "Pioneer Trust")

                           PIONEER BOND VCT PORTFOLIO
                           PIONEER FUND VCT PORTFOLIO
                   PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
                       PIONEER MONEY MARKET VCT PORTFOLIO
                       PIONEER MID CAP VALUE VCT PORTFOLIO
                    PIONEER SMALL CAP VALUE II VCT PORTFOLIO


    (each a series of Pioneer Variable Contracts Trust, and each a "Pioneer
             Portfolio" and collectively, the "Pioneer Portfolios")

                    NOTICE OF SPECIAL MEETING OF SHAREOWNERS
                         SCHEDULED FOR DECEMBER 8, 2004


To the owners of variable annuity or life insurance contracts:


You are being asked to vote on the proposals listed below on the enclosed voting instruction card. Your vote will instruct the insurance company that issued your contract how to vote the shares of the Safeco Portfolio attributable to your contract at the special meeting of shareowners.

A joint special meeting of shareowners (the "Meeting") for each of the Safeco Portfolios will be held at the offices of Safeco Mutual Fund, King Auditorium, 4854 154th Place N.E., Redmond, WA 98052, on December 8, 2004 at 2:00 p.m., local time, to consider the following:

1. With respect to each Safeco Portfolio, a proposal to approve an Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to a series of the Pioneer Trust (each a "Pioneer Portfolio"), an investment company managed by Pioneer Investment Management, Inc. ("Pioneer"), in exchange for Class I shares of the Pioneer Portfolio. Some of the Pioneer Portfolios are existing mutual funds with substantially similar investment objectives and similar investment policies as your Safeco Portfolio. In the case of certain Safeco Portfolios, the Pioneer Portfolio is a newly organized series with a substantially similar investment objective and policies as your Safeco Portfolio. Class I shares of the applicable Pioneer Portfolio will be distributed to your Safeco Portfolio's shareowners in proportion to the relative net asset value of their share holdings on the closing date of the reorganization. The Pioneer Portfolio also will assume your Safeco Portfolio's liabilities that are included in the calculation of your Safeco Portfolio's net assets at the closing. Your Safeco Portfolio will then be dissolved. As a result of the reorganization you will become shareowners of the Pioneer Portfolio. Your board of trustees recommends that you vote FOR this proposal.

2. With respect to each Safeco Portfolio, a proposal to approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer. This agreement provides for the management of your Safeco Portfolio's assets from August 2, 2004, when the advisory agreement between your Safeco Portfolio and Safeco Asset Management Company, each Portfolio's investment adviser, ("SAM") terminated. This interim investment advisory agreement has the same terms, other than its duration, as the agreement between your Safeco Portfolio and SAM. Your board of trustees recommends that you vote FOR this proposal.


3.   Any other business that may properly come before the Meeting.


Shareowners of record as of the close of business on October 8, 2004 are entitled to vote at the Meeting and any related follow-up meetings.


Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card. If shareowners do not return their proxies in sufficient numbers, your Safeco Portfolio may be required to make additional solicitations.

                                              By order of the Board of Trustees,

                                              [Name]
                                              [Title]


October [    ], 2004

                           COMBINED PROXY STATEMENT OF
                          SAFECO RESOURCE SERIES TRUST
                      (the "Safeco Trust" or "your Trust")

                              SAFECO BOND PORTFOLIO
                          SAFECO CORE EQUITY PORTFOLIO
                      SAFECO GROWTH OPPORTUNITIES PORTFOLIO
                          SAFECO MONEY MARKET PORTFOLIO
                         SAFECO MULTI-CAP CORE PORTFOLIO
                        SAFECO SMALL-CAP VALUE PORTFOLIO


(each a series of Safeco Resource Series Trust, and each "your Safeco Portfolio"
                   and collectively, the "Safeco Portfolios")


 The address and telephone number of each Safeco Portfolio is 4854 154th Place
                  N.E., Redmond, WA 98052 and 1-877-796-3872.

                                   PROSPECTUS
                              FOR CLASS I SHARES OF
                        PIONEER VARIABLE CONTRACTS TRUST
                              (the "Pioneer Trust")


                           PIONEER BOND VCT PORTFOLIO
                           PIONEER FUND VCT PORTFOLIO
                   PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
                       PIONEER MONEY MARKET VCT PORTFOLIO
                       PIONEER MID CAP VALUE VCT PORTFOLIO
                    PIONEER SMALL CAP VALUE II VCT PORTFOLIO


    (each a series of Pioneer Variable Contracts Trust, and each a "Pioneer
             Portfolio" and collectively, the "Pioneer Portfolios")


 The address and telephone number of each Pioneer Portfolio is 60 State Street, Boston, Massachusetts 02109 and 1-800-622-3265 or 1-800-225-6292.


This combined proxy statement and prospectus (the "Proxy Statement/Prospectus"), dated October 19, 2004, is being furnished to shareowners of the Safeco Portfolios listed above in connection with the solicitation by the board of trustees (the "Board, or the "Trustees") of the Safeco Trust of proxies to be used at a joint meeting of shareowners (the "Meeting") to be held at the offices of Safeco Mutual Funds, King Auditorium, 4854 154th Place N.E., Redmond, WA 98052, on December 8, 2004 at 2:00 p.m. (local time). The Proxy Statement/Prospectus contains information you should know before voting on (i) the approval of a proposed Agreement and Plan of Reorganization (each a "Plan") between each Safeco Portfolio and a corresponding Pioneer Portfolio providing for the reorganization of each Safeco Portfolio into a corresponding Pioneer Portfolio (each a "Reorganization"), and (ii) the approval of an interim investment advisory agreement for each Safeco Portfolio. The following table indicates (a) the corresponding Pioneer Portfolio that each Safeco Portfolio shareowner would receive shares of if each Plan is approved, (b) which Safeco Portfolio shareowners may vote on which proposals and (c) on what page of this Proxy Statement/Prospectus the discussion regarding each proposal begins. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Safeco Portfolio's Reorganization.

SHARES OF THE PIONEER PORTFOLIOS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. THE SEC HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN ANY PIONEER PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

====================================================================================================================================
                        Safeco Portfolio           Pioneer Portfolio              Shareowners Entitled to Vote                Page
====================================================================================================================================
Proposal 1(a)           Safeco Bond Portfolio      Pioneer Bond VCT Portfolio     Safeco Bond Portfolio shareowners              8
====================================================================================================================================
Proposal 1(b)           Safeco Core Equity         Pioneer Fund VCT Portfolio     Safeco Core Equity Portfolio                  17
                        Portfolio                                                 shareowners
====================================================================================================================================
Proposal 1(c)           Safeco Growth              Pioneer Growth Opportunities   Safeco Growth Opportunities Portfolio         25
                        Opportunities Portfolio    VCT Portfolio                  shareowners
====================================================================================================================================
Proposal 1(d)           Safeco Money Market        Pioneer Money Market VCT       Safeco Money Market Portfolio                 33
                        Portfolio                  Portfolio                      shareowners
====================================================================================================================================
Proposal 1(e)           Safeco Multi-Cap Core      Pioneer Mid Cap Value VCT      Safeco Multi-Cap Core Portfolio               41
                        Portfolio                  Portfolio                      shareowners
====================================================================================================================================
Proposal 1(f)           Safeco Small-Cap Value     Pioneer Small Cap Value II     Safeco Small-Cap Value Portfolio              50
                        Portfolio                  VCT Portfolio                  shareowners
====================================================================================================================================
Proposal 2 (a)-(f)      Each Portfolio             Not applicable                 Shareowners of each Portfolio voting          61
                                                                                  separately as to the proposal that
                                                                                  affects their Portfolio
====================================================================================================================================

                                TABLE OF CONTENTS

====================================================================================================================================
                                                                                                                             Page
====================================================================================================================================
INTRODUCTION                                                                                                                     3
====================================================================================================================================
PROPOSAL 1(a) - SAFECO BOND PORTFOLIO                                                                                            8
====================================================================================================================================
PROPOSAL 1(b) - SAFECO CORE EQUITY PORTFOLIO                                                                                    17
====================================================================================================================================
PROPOSAL 1(c) - SAFECO GROWTH OPPORTUNITIES PORTFOLIO                                                                           25
====================================================================================================================================
PROPOSAL 1(d) - SAFECO MONEY MARKET PORTFOLIO                                                                                   33
====================================================================================================================================
PROPOSAL 1(e) - SAFECO MULTI-CAP CORE PORTFOLIO                                                                                 41
====================================================================================================================================
PROPOSAL 1(f) - SAFECO SMALL-CAP VALUE PORTFOLIO                                                                                50
====================================================================================================================================
TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION                                                                              59
====================================================================================================================================
TAX STATUS OF EACH REORGANIZATION                                                                                               60
====================================================================================================================================
PROPOSAL 2(a)-(f)- APPROVAL OF AN INTERIM INVESTMENT ADVISORY AGREEMENT WITH PIONEER                                            61
====================================================================================================================================
VOTING RIGHTS AND REQUIRED VOTE                                                                                                 63
====================================================================================================================================
ADDITIONAL INFORMATION ABOUT THE PIONEER PORTFOLIOS                                                                             63
====================================================================================================================================
FINANCIAL HIGHLIGHTS                                                                                                            65
====================================================================================================================================
INFORMATION CONCERNING THE MEETING                                                                                              69
====================================================================================================================================
OWNERSHIP OF SHARES OF THE PORTFOLIOS                                                                                           71
====================================================================================================================================
EXPERTS                                                                                                                         73
====================================================================================================================================
AVAILABLE INFORMATION                                                                                                           73
====================================================================================================================================
EXHIBIT A-1 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION (C/D REORGANIZATION)                                                A-1
====================================================================================================================================
EXHIBIT A-2 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION (F REORGANIZATION)                                                  A-25
====================================================================================================================================
EXHIBIT B - FORM OF INTERIM INVESTMENT ADVISORY AGREEMENT                                                                      B-1
====================================================================================================================================
EXHIBIT C - ADDITIONAL INFORMATION REGARDING PIONEER                                                                           C-1
====================================================================================================================================
EXHIBIT D - PORTFOLIO MANAGER'S DISCUSSION OF PERFORMANCE                                                                      D-1
====================================================================================================================================

The Proxy Statement/Prospectus sets forth the information about the Pioneer Portfolio that a prospective investor ought to know before investing and should be retained for future reference. Additional information about each Pioneer Portfolio has been filed with the Securities and Exchange Commission ("SEC") and is available upon oral or written request and without charge. See below on "Where to Get More Information" on each Portfolio.

====================================================================================================================================
Where to Get More Information
====================================================================================================================================
The Safeco Portfolios' prospectus dated April 30, 2004 as     Available to you free of charge by calling 1-800-796-3872. The
supplemented August 3, 2004.                                  prospectus, which is also on file with the SEC, is incorporated by reference into this Proxy Statement and Prospectus.

The Safeco Portfolios' annual report dated December 31,       Available to you free of charge by calling 1-800-796-3872. Also on
2003 and semiannual report dated June 30, 2004.               file with the SEC. See "Available Information." These reports are incorporated by reference into this Proxy Statement/Prospectus.
====================================================================================================================================
Each Pioneer Portfolio's current prospectus, and any          Available to you free of charge by calling 1-800-225-6292. These
supplements (as applicable), and each Pioneer Portfolio's     prospectuses and reports are also on file with the SEC. These
most recent annual and semiannual reports to shareowners.     prospectuses and reports are incorporated by reference into this
                                                              Proxy Statement/Prospectus.
====================================================================================================================================
A statement of additional information for this Proxy          Available to you free of charge by calling 1-800-225-6292. Also on
Statement/Prospectus, dated October 19, 2004 (the "SAI")      file with the SEC. This SAI is incorporated by reference into this
contains additional information about your Safeco             Proxy Statement/Prospectus.
Portfolios and the Pioneer Portfolios. The SAI is not
incorporated by reference into this Proxy
Statement/Prospectus.
====================================================================================================================================
To ask questions about this Proxy Statement/Prospectus.       Call your Safeco Portfolio's toll-free telephone number:
                                                              1-800-796-3872.
====================================================================================================================================


Background to the Reorganizations


Safeco Asset Management Company ("SAM"), the Safeco Portfolios' investment adviser until August 2, 2004, was a subsidiary of Safeco Corporation, a multi-line insurance company. On August 2, 2004, Symetra Financial Corporation ("Symetra") acquired certain assets from Safeco Corporation, including all of the capital stock of SAM. While reviewing the operations of SAM in anticipation of that transaction, Symetra determined that engaging in the business of investment adviser to the Safeco Portfolios was not a core business that it intended to continue. After investigating and discussing several alternatives for ongoing investment management of the Safeco Portfolios with the Trustees, Symetra conducted a search for a new investment adviser for the Safeco Portfolios. Ultimately, Symetra decided to recommend to the Board that Pioneer Investment Management, Inc. ("Pioneer") be hired to manage the Safeco Portfolios on an interim basis until the Reorganizations occur and the Safeco Portfolios be reorganized into similar mutual funds managed by Pioneer.

The Board met at a series of meetings in July 2004. At these meetings your Trustees received and evaluated materials regarding Pioneer and the Pioneer Portfolios, including the performance record and expense structure of each of the Pioneer Portfolios, the impact of the proposed Reorganizations on the Safeco Portfolios' shareowners, and the quality of the services offered by Pioneer. At these meetings, the Trustees met with representatives of Pioneer. In addition to these general factors, the Trustees also considered these and other factors specifically in the context of each Reorganization. On July 30, 2004, the Board, including all of the Trustees who are not interested persons of SAM (the "Independent Trustees"), unanimously voted to approve each of the Reorganizations. In approving the Reorganizations, the Board determined that the Reorganizations were in the best interests of the Safeco Portfolios' shareowners and that the interests of the existing Safeco Portfolios' shareowners will not be diluted as a result of the Reorganizations.

Pioneer believes that it can offer favorable long-term investment performance and enhanced shareowner services to the Safeco Portfolios' shareowners. The Reorganizations will, by combining the assets of two mutual funds and, by being part of a family of funds with greater distribution capabilities, offer the potential for increased economies of scale. Increased economies of scale have the potential of benefiting the shareowners of your Safeco Portfolios and the Pioneer Portfolios by spreading fixed costs over a larger asset base and reducing expenses on a per share basis. There can be no assurance that such economies of scale will be realized.


Why the Trustees are Recommending the Reorganizations


The Trustees believe that reorganizing your Safeco Portfolio into a portfolio with a substantially similar investment objective and similar investment policies that is part of the Pioneer family of funds offers you potential benefits. These potential benefits and considerations include:

     o SAM, the investment adviser to each of the Safeco Portfolios until August 2, 2004, was acquired by Symetra. Symetra informed the Board that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Therefore, a change in your Safeco Portfolio's investment adviser was necessary;


     o The track record of Pioneer in managing the Pioneer Portfolios as compared to the historical performance of the Safeco Portfolios;


     o The resources of Pioneer, including its infrastructure in shareowner services;

     o The opportunity to be part of a significantly larger family of funds, with additional product offerings and enhanced shareowner servicing options; and

     o Pioneer's commitment until December 10, 2006, or such later date that is the second anniversary of the day on which each Reorganization closes (the "Closing Date"), to limit the expenses (excluding extraordinary expenses) of the Class I shares of each Pioneer Portfolio.


How Each Reorganization will Work


     o Each Safeco Portfolio will transfer all of its assets to a corresponding Pioneer Portfolio. Each Pioneer Portfolio will assume the corresponding Safeco Portfolio's liabilities that are included in the calculation of such Safeco Portfolio's net asset value on the Closing Date.

     o Each Pioneer Portfolio will issue Class I shares to the corresponding Safeco Portfolio in amounts equal to the aggregate net asset value of that Safeco Portfolio's shares. Shareowners of your Safeco Portfolio will receive Class I shares of the corresponding Pioneer Portfolio. These shares will be distributed to shareowners in proportion to the relative net asset value of their share holdings on the Closing Date. On the Closing Date, shareowners will hold the shares of the Pioneer Portfolio with the same aggregate net asset value as the shares of your Safeco Portfolio that you held immediately prior to the Reorganization.


     o    Each Safeco Portfolio will be dissolved after the Closing Date.


     o Pioneer acts as investment adviser to each Pioneer Portfolio. Until December 10, 2006, or such later date that is the second anniversary of the Closing Date, Pioneer has agreed to limit each Pioneer Portfolio's expenses (excluding extraordinary expenses) for Class I shares. Pioneer is not required to limit any expenses after December 10, 2006, or such later date that is the second anniversary of the Closing Date.

     o The Reorganizations are intended to result in no income, gain or loss being recognized for federal income tax purposes to any of the Pioneer Portfolios, the Safeco Portfolios or the shareowners of the Safeco Portfolios.

     o There is no guarantee that your variable contract sponsor will make the Pioneer Portfolios available to its contract holders even if the Reorganizations are approved by the shareowners of the Safeco Portfolios. If the corresponding Pioneer Portfolio is not available as an investment option under your contract on the date of the Reorganization, you will have to allocate the money in your Safeco Portfolio to a different investment option that is available under your contract.


Who is Pioneer


Pioneer is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and acts as investment adviser to mutual funds and institutional accounts. Pioneer or its predecessors have been managing mutual funds since 1928 and at June 30, 2004 had, together with its affiliates, over $35 billion in assets under management. Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., an Italian Bank.


Who Bears the Expenses Associated with the Reorganizations


Pioneer and Symetra will pay all out of pocket expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareowner communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and
(4) the Trustees' fees and out of pocket expenses incurred as a result of the Reorganizations.

Will Pioneer and Symetra Benefit from the Reorganizations

Pioneer will benefit from managing a larger pool of assets. Pioneer is also acquiring certain assets associated with SAM's mutual funds and institutional account advisory business. In consideration for the acquisition of these assets and certain covenants from Symetra and SAM, including their assistance in facilitating the Reorganizations and their obligation to indemnify Pioneer against certain liabilities, Pioneer has agreed to pay Symetra up to $30 million. This amount is subject to downward adjustment if the net assets of the Safeco Portfolios (together with assets in certain other accounts) are less than $2.6 billion.

Why is an Interim Investment Advisory Agreement being Voted On

Having determined to recommend the Reorganizations, the Trustees elected to appoint Pioneer as investment adviser to each Safeco Portfolio until the closing of the Reorganizations given that Symetra had indicated that it did not wish to continue to offer investment advisory services to the Safeco Portfolios.

Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), shareowners must approve any new investment advisory agreement for a Safeco Portfolio. However, Rule 15a-4 under the Investment Company Act permits the Board to appoint an adviser on an interim basis without prior shareowner approval of the investment advisory agreement with that adviser if the new adviser agrees to provide such services on the same terms as the previous adviser. An adviser may act on such an interim basis for a period of 150 days. Because Pioneer will be making the payment to Symetra discussed above, any fees that Pioneer would be entitled to under the interim investment advisory agreement will be held in escrow until shareowner approval of that agreement is obtained. If shareowners of a Safeco Portfolio do not approve the interim investment advisory agreement, Pioneer will not receive the fee under the current investment advisory agreement with SAM but instead would be paid a fee based upon Pioneer's cost in managing the Portfolio. If the Reorganizations and the interim investment advisory agreements are not approved by December 30, 2004, Pioneer will no longer provide advisory services to the Safeco Portfolios, unless an extension of the 150-day period is permitted by a rule or independent position of the staff of the SEC. If both the Reorganization and appointment of Pioneer are approved, the interim investment advisory agreement will continue in effect until the closing of the Reorganization

What Happens if a Reorganization is not Approved

If a Reorganization is not approved, the Board will consider what alternative action to take. Such action could include liquidating the Safeco Portfolio or seeking SEC relief to permit Pioneer to serve as investment adviser beyond the 150 day limit and continuing to solicit proxies with respect to the Reorganization.


Who is Eligible to Vote


If you are the owner of a variable annuity or variable life insurance contract (a "contract owner"), the insurance company that issued your contract is the record owner of shares of the Safeco Portfolios. By completing and returning the enclosed voting instruction card, you will instruct the insurance company how to vote the shares of the Safeco Portfolio attributable to your contract.

Shareowners of record on October 8, 2004 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. On each proposal, all shareowners of a Safeco Portfolio will vote together as a single class. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareowners' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization and the interim investment advisory agreement with Pioneer. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

                            Safeco Bond Portfolio and
                           Pioneer Bond VCT Portfolio


                                  PROPOSAL 1(a)
                Approval of Agreement and Plan of Reorganization


                                     SUMMARY


The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Safeco Bond Portfolio and Pioneer Bond VCT Portfolio have substantially similar investment objectives and similar investment policies. However, the investment strategies pursued by Pioneer and SAM may differ as discussed in the table below under "Investment strategies." The Portfolios are managed by a new investment adviser, Pioneer, and a different portfolio management team. In addition, Pioneer Bond VCT Portfolio invests primarily in bonds that are investment grade whereas Safeco Bond Portfolio does not have such limitation and is subject to risks of investing in below investment grade securities.



                       Comparison of Safeco Bond Portfolio to the Pioneer Bond VCT Portfolio
====================================================================================================================================
                                       Safeco Bond Portfolio                              Pioneer Bond VCT Portfolio
====================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A newly created series of Pioneer Variable Contracts
                          diversified open-end management investment            Trust, a diversified open-end management investment
                          company organized as a Delaware statutory trust.      company organized as a Delaware statutory trust.
====================================================================================================================================
Net assets as of          $47.8 million                                         None. The Pioneer Bond VCT Portfolio is newly
June 30, 2004                                                                   created and does not expect to commence investment
                                                                                operations until the Reorganization occurs.
====================================================================================================================================
Investment advisers and   Investment Adviser (until August 2, 2004):            Investment Adviser:
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers (until August 2, 2004):            Portfolio Manager:
                          Greg Card (since 2004)                                Kenneth J. Taubes
                          CFA, Assistant Vice President, SAM                    Senior Vice President, Pioneer
                                                                                Joined Pioneer in 1998
                          Tim Hokari (since 2004)                               Investment Professional since 1982
                          Assistant Vice President, SAM

                          Lesley Fox (since 2004)
                          Assistant Vice President, SAM

                          Nancy McFadden (since 2004)
                          Fixed Income Analyst, SAM

                          Currently Pioneer is acting as investment adviser to
                          the Portfolio. The portfolio managers of the Pioneer
                          Portfolio, as indicated in the next column, currently
                          manage Safeco Bond Portfolio.
====================================================================================================================================
Investment objective      Safeco Bond Portfolio seeks to provide as high        Pioneer Bond VCT Portfolio seeks to provide current
                          a level of current income as is consistent with       income from an investment grade portfolio with due
                          the relative stability of capital.                    regard to preservation of capital and prudent
                                                                                investment risk.
====================================================================================================================================
                          Each Portfolio provides written notice to shareowners at least 60 days prior to any change to its investment objective as described above.
====================================================================================================================================

====================================================================================================================================
                                       Safeco Bond Portfolio                              Pioneer Bond VCT Portfolio
====================================================================================================================================
Primary investment        Under normal circumstances, Safeco Bond               Normally, Pioneer VCT Portfolio will invest at
policy                    Portfolio invests at least 80% of its net             least 80% of its net assets in:
                          assets (plus any borrowings for investment
                          purposes) in bonds, most of which are                    o    Debt securities issued or guaranteed by the
                          medium-term.                                                  U.S. government or its agencies and
                                                                                        instrumentalities,

                                                                                   o    Debt securities, including convertible debt,
                                                                                        or corporate and other issuers rated at
                                                                                        least investment grade at the time of
                                                                                        investment, and comparably rated commercial
                                                                                        paper,

                                                                                   o    Cash and cash equivalents, certificates of
                                                                                        deposit, repurchase agreement maturing in
                                                                                        one week or less and bankers' acceptances
====================================================================================================================================
Investment strategies     SAM historically analyzed each security it            Pioneer will consider both broad economic and issuer
                          considered for purchase on a stand-alone basis        specific factors in selecting a portfolio designed
                          and on how the security fits in with other            to achieve the Portfolio's investment objective.
                          assets of the Portfolio. SAM historically considered:
                             o The price of the security relative to            In assessing the appropriate maturity, rating and
                               its rating and market sector                     sector weighting of the Portfolio, Pioneer will
                             o Structural features, such as an                  consider a variety of factors that are expected to
                               issuer's right to buy the bond back at a         influence economic activity and interest rates.
                               stated price (a "call"), or the Portfolio's      These factors include fundamental economic
                               right to require the issuer to buy the bond      indicators, Federal Reserve monetary policy and the
                               back at a stated price (a "put")                 relative value of the U.S. dollar compared to other
                             o The effect the security might have on            currencies.
                               the existing diversification of Portfolio
                               assets and allocation among various market       Once Pioneer determines the preferable portfolio
                               sectors                                          characteristics, Pioneer selects individual
                             o The effect the security might have on            securities based on the terms of the securities,
                               the yield and sensitivity to interest rate       liquidity and rating, and sector and issuer
                               changes of the Portfolio's assets overall        diversification.

                          SAM would sell a security if:                         Pioneer will also employ fundamental research and
                             o A different sector of the market was             due diligence to assess an issuer's credit quality,
                               more attractive                                  taking into account financial condition and
                             o SAM was concerned about an issuer's              profitability, future capital needs, potential for
                               credit risk                                      change in rating, industry outlook, the competitive
                             o The security becomes fully valued                environment and management ability.  In making these
                             o Cash was needed to meet shareowner               portfolio decisions, Pioneer relies on the
                               redemptions                                      knowledge, experience and judgment of its staff who
                                                                                have access to a wide variety of research.

====================================================================================================================================
Other investments         Each Portfolio may invest up to 50% of its assets in mortgage-related securities, including Government
                          National Mortgage Association ("GNMA") securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations ("CMOs") that are rated in the top four investment grades.

                          Each Portfolio may invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. Each Portfolio may also invest in below investment-grade debt securities.

                          Each Portfolio may purchase "when-issued" or "delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

====================================================================================================================================
Foreign Securities        Safeco Bond Portfolio may invest up to 20% of         Pioneer Bond VCT Portfolio may invest up to 15% of
                          its assets in foreign securities which are            its total assets in equity and debt securities of
                          listed on a national exchange, including              non-U.S. corporate issuers and in debt securities of
                          investments in American Depositary Receipts.          non-U.S. government issuers.  The Portfolio will not
                                                                                invest more than 5% of its total assets in the
                                                                                securities of emerging markets issuers.

====================================================================================================================================

====================================================================================================================================
                                       Safeco Bond Portfolio                              Pioneer Bond VCT Portfolio
====================================================================================================================================
Temporary defensive       Safeco Bond Portfolio may hold cash or invest         Pioneer Bond VCT Portfolio may invest part or all of
strategies                in high-quality, short-term securities issued         its assets in securities with remaining maturities
                          by an agency or instrumentality of the U.S.           of less than one year, cash equivalents or may hold
                          government, high-quality commercial paper,            cash for temporary defensive purposes, including
                          certificates of deposit, shares of no-load,           during periods of unusual cash flows.
                          open-end money market funds, or repurchase
                          agreements as a temporary defensive measure when
                          market conditions so warrant.
====================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act and each Portfolio is subject to diversification requirements under the Internal Revenue Code of 1986, as amended (the "Code").

====================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

====================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          Pioneer Bond VCT Portfolio will not invest more than
securities                action the value of the following securities,         15% of its net assets in illiquid and other
                          in the aggregate, would exceed 15% of Safeco          securities that are not readily marketable.
                          Bond Portfolio's net assets, the Portfolio will       Repurchase agreement maturing in more than seven
                          not (i) purchase securities for which there is        days will be included for purposes of the foregoing
                          no readily available market, (ii) purchase time       limit. Securities subject to restrictions on resale
                          deposits maturing in more than seven days,            under the Securities Act of 1933 ("1933 Act") are
                          (iii) purchase over-the-counter (OTC) options         considered illiquid unless they are eligible for
                          or hold assets set aside to cover OTC options         resale pursuant to Rule 144A or another exemption
                          written by the Portfolio, (iv) enter into             from the registration requirements of the 1933 Act
                          repurchase agreements maturing in more than           and are determined to be liquid by Pioneer.
                          seven days, or (v) invest in interests in real
                          estate investment trusts which are not readily
                          marketable or interests in real estate limited
                          partnerships which are not listed or traded on
                          the NASDAQ Stock Market.

====================================================================================================================================
Borrowing                 Safeco Bond Portfolio may borrow money (i) from       Pioneer Bond VCT Portfolio may not borrow money,
                          banks or (ii) by engaging in reverse repurchase       except the Portfolio may: (a) borrow from banks or
                          agreements. The Portfolio will not commit to          through reverse repurchase agreements in an amount
                          additional securities purchases if total              up to 33 1/3% of the Portfolio's total assets
                          outstanding borrowings are equal to 5% or more        (including the amount borrowed); (b) to the extent
                          of total assets.                                      permitted by applicable law, borrow up to an
                                                                                additional 5% of the Portfolio's assets for
                                                                                temporary purposes; (c) obtain such short-term
                                                                                credits as are necessary for the clearance of
                                                                                Portfolio transactions; (d) purchase securities on
                                                                                margin to the extent permitted by applicable law;
                                                                                and (e) engage in transactions in mortgage dollar
                                                                                rolls that are accounted for as financings.

====================================================================================================================================
Lending                   Safeco Bond Portfolio may lend securities to          Pioneer Bond VCT Portfolio may not make loans,
                          qualified institutional investors with a value        except that the Portfolio may (i) lend portfolio
                          of up to 33% of the Portfolio's total assets.         securities in accordance with the Portfolio's
                                                                                investment policies, (ii) enter into repurchase
                                                                                agreements, (iii) purchase all or a portion of an
                                                                                issue of publicly distributed debt securities,
                                                                                bank loan participation interests, bank
                                                                                certificates of deposit, bankers' acceptances,
                                                                                debentures or other securities, whether or not the
                                                                                purchase is made upon the original issuance of the
                                                                                securities, (iv) participate in a credit facility
                                                                                whereby the Portfolio may directly lend to and
                                                                                borrow money from other affiliated Portfolios to
                                                                                the extent permitted under the Investment Company
                                                                                Act or an exemption therefrom, and (v) make loans
                                                                                in any other manner consistent with applicable
                                                                                law, as amended and interpreted or modified from
                                                                                time to time by any regulatory authority having
                                                                                jurisdiction.

====================================================================================================================================

====================================================================================================================================
                                       Safeco Bond Portfolio                              Pioneer Bond VCT Portfolio
====================================================================================================================================
Derivative instruments    Safeco Bond Portfolio may not purchase                Pioneer Bond VCT Portfolio may use futures and
                          securities on margin. However, the Portfolio          options on securities, indices and currencies,
                          may (i) obtain short-term credits as necessary        forward currency exchange contracts and other
                          to clear its purchases and sales of securities        derivatives. The Portfolio does not use derivatives
                          and (ii) make margin deposits in connection           as a primary investment technique and generally
                          with its use of financial options and futures,        limits their use to hedging. However, the Portfolio
                          forward and spot currency contracts, swap             may use derivatives for a variety of non-principal
                          transactions and other financial contracts or         purposes, including:
                          derivative instruments.                                 o As a hedge against adverse changes in stock
                                                                                    market prices, interest rates or currency
                                                                                    exchange rates
                                                                                  o As a substitute for purchasing or selling
                                                                                    securities
                                                                                  o To increase the Portfolio's return as a
                                                                                    non-hedging strategy that may be considered
                                                                                    speculative

====================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar investment strategies and policies.
policies and              Certain of the non-principal investment policies and restrictions are different. For a more complete
restrictions              discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

====================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
====================================================================================================================================
Sales charges             Shares of the Safeco Bond Portfolio are not           The Class I shares of Pioneer Bond VCT Portfolio you
                          subject to any sales charges.                         receive in the Reorganization will not be subject to
                                                                                any sales charge.
====================================================================================================================================
Management and other      Until August 2, 2004, Safeco Bond Portfolio           Pioneer Bond Portfolio will pay Pioneer a
fees                      paid SAM an investment advisory and management        management fee equal to 0.50% of the Portfolio's
                          fee equal to 0.74% of the Portfolio's average         average daily net assets.
                          daily net assets.

                          Since August 2, 2004, such fee has                    In addition, the Portfolio will reimburse Pioneer
                          been paid into an escrow account and                  for certain fund accounting and legal expenses
                          the escrowed fee will be paid to Pioneer if           incurred on behalf of the Portfolio.
                          shareowners approve the interim investment
                          advisory agreement.
                                                                                Pioneer has agreed until December 10, 2006 to
                          For the fiscal year ended December 31, 2003,          limit the expenses (excluding extraordinary
                          the Portfolio's annual operating expenses were        expenses)  of the Class I shares of the Portfolio
                          0.86% of the Portfolio's average daily net assets.    to 0.62% of  the average daily net assets
                                                                                attributable to Class I.



====================================================================================================================================
Distribution and          Shares of Safeco Bond Portfolio and Class I shares of Pioneer Bond VCT Portfolio are not subject to a
service (12b-1) fee       Rule 12b-1 fee.

====================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio. The offering of shares of either Portfolio may be suspended for a period of time, and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

====================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives the request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your variable contract's prospectus.

====================================================================================================================================

Comparison of Principal Risks of Investing in the Portfolios


Because each Portfolio has substantially the same investment objective, primary investment policies and strategies, the Portfolios are subject to similar principal risks.



-----------------------------------------------------------------------------------------------------------------------------------

Safeco Bond Portfolio                                              Pioneer Bond VCT Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

Even though Safeco Bond Portfolio seeks a high level of current    Even though Pioneer Bond VCT Portfolio seeks current income,
income, you could lose money on your investment or not make as     you could lose money on your investment, or the Portfolio
much if you invested elsewhere if:                                 could fail to generate current income, if:

    o Interest rates go up, causing the value of debt                  o Interest rates go up, causing the value of the
      securities in the Portfolio to go down                             Portfolio's investments to decline

    o Below investment grade securities generally have                 o The issuer of a security owned by the Portfolio
      greater volatility, reduced liquidity and a much higher            defaults on its obligation to pay principal and/or
      risk of repayment default                                          interest or has its credit rating downgraded

    o Prepayment fluctuations during periods of declining              o During periods of declining interest rates, the
      interest rates may decrease the overall investment                 issuer of a security may exercise its option to
      returns of the Portfolio                                           prepay principal earlier than scheduled, forcing the
                                                                         Portfolio to reinvest in lower yielding securities.
   o  Risks associated with mortgage-backed securities, such             This is known as call or prepayment risk
      as interest rate risk and prepayment risk may be
      amplified if the investment is in a collateralized
      mortgage obligation                                              o During periods of rising interest rates, the average life of certain types of securities may be extended
    o Yankee sector bonds carry the risk of nationalization              because of slower than expected principal payments.
      of the issuer, confiscatory taxation by the foreign                This may lock in a below market interest rate,
      government and establishment of controls by the foreign            increase the security's duration (the estimated
      government that would inhibit the remittance due to the            period until the security is paid in full) and reduce
      Portfolio                                                          the value of the security.  This is known as extension risk

    o Eurodollar bonds are subject to the risk that a foreign
      government might prevent dollar denominated funds from           o Pioneer's judgment about the attractiveness, relative
      flowing across its borders                                         value or potential appreciation of a particular
                                                                         sector, security or investment strategy proves to be
    o To the extent the Portfolio owns bonds denominated in              incorrect
      foreign currencies, it could lose money as a result of
      unfavorable currency exchange rates                              o To the extent that the Portfolio invests in high yield
                                                                         securities, its exposure to the credit risks
                                                                         associated with such security may be greater, its
                                                                         income and net asset value may be more volatile and it
                                                                         may be more difficult to achieve preservation of
                                                                         principal

                                                                       o Government sponsored entities such as the
                                                                         Federal Home Loan Mortgage Corporation (Freddie Mac),
                                                                         the Federal National Mortgage Association (FNMA) and
                                                                         the Federal Home Loan Banks (FHLBs), although
                                                                         chartered or sponsored by Congress, are not funded by
                                                                         Congressional appropriations and the debt and
                                                                         mortgage-backed securities issued by them are neither
                                                                         guaranteed nor issued by the U.S. government.

                                                                       o To the extent the Portfolio invests significantly in
                                                                         mortgage-backed securities, its exposure to prepayment
                                                                         and extension risks may be greater than if it invested
                                                                         in other fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------

Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either Portfolio.

Past Performance


Set forth below is performance information for Safeco Bond Portfolio. The bar chart shows how Safeco Bond Portfolio's total return has varied from year to year for each full calendar year. The table shows the average annual total return for Safeco Bond Portfolio over time compared with a broad-based securities market index. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results. Pioneer Bond VCT Portfolio has not commenced investment operations.


                              Safeco Bond Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1994    -2.95
1995    17.87
1996     0.54
1997     8.41
1998     8.90
1999    -3.95
2000    11.79
2001     7.28
2002     7.79
2003     3.28


*During the period shown in the bar chart, your Safeco Portfolio's highest quarterly return was 5.96% for the quarter ended June 30, 1995, and the lowest quarterly return was -3.15% for the quarter ended March 31, 1994.



                              Safeco Bond Portfolio
              Average Annual Total Returns as of December 31, 2003


                                                              1 Year        5 Years      10 Years
                                                              ------        -------      --------
Safeco Bond Portfolio                                          3.28%         5.09%         5.70%
Lehman Brothers Aggregate Bond Index(1)                        4.10%         6.62%         6.95%
     (reflects no deduction for fees or expenses)


---------------------


(1)The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, is for reference only and does not mirror the Portfolio's investments.

The most recent portfolio manager's discussion for Safeco Bond Portfolio is attached as Exhibit D.

The Portfolios' Fees and Expenses


Shareowners of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Safeco Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Bond VCT Portfolio, the estimated expenses. Future expenses may be greater or less.



===============================================================================================
   Shareowner transaction fees (paid                                     Pioneer Bond VCT
    directly from your investment)         Safeco Bond Portfolio     Portfolio Class I Shares
===============================================================================================
Redemption fees for shares held less                None                        None
than 30 days
===============================================================================================
Sales charge or deferred sales charge               None                        None
===============================================================================================
Annual Portfolio operating expenses
(deducted from Portfolio assets)
(as a % of average net assets)
===============================================================================================
Management fee                                     0.74%                       0.50%
===============================================================================================
Distribution and service (12b-1) fee                None                        None
===============================================================================================
Other expenses                                     0.12%                       0.23%
===============================================================================================
Total Portfolio operating expenses                 0.86%                       0.73%
===============================================================================================
Expense reduction                                   None                       0.11% (1)
===============================================================================================
Net Portfolio operating expenses                   0.86%                       0.62%
===============================================================================================

(1) Pioneer has agreed until December 10, 2006 to limit the expenses (excluding extraordinary expenses) of the Class I shares of Pioneer Bond VCT Portfolio to 0.62% of average daily net assets.


The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Bond VCT Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.



======================================================================
Example
======================================================================
                        Safeco Bond Portfolio
======================================================================

======================================================================
Year 1                                        $88
======================================================================
Year 3                                       $274
======================================================================
Year 5                                       $477
======================================================================
Year 10                                     $1,061
======================================================================
                     Pioneer Bond VCT Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $63
======================================================================
Year 3                                       $211
======================================================================
Year 5                                       $384
======================================================================
Year 10                                      $885
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Bond Portfolio. The Trustees considered the following matters, among others, in approving the proposal.


First, SAM, the investment adviser to your Safeco Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Safeco Portfolio's investment adviser was necessary.

Second, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutions and other clients. As of June 30, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareowners of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareowner account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareowners through exchanges. In addition, Pioneer offers shareowners additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareowner's direct accounts in the Pioneer Funds over the telephone or online.

Third, the lower advisory fee that will be payable to Pioneer than the advisory fee paid by your Safeco Portfolio to SAM.

Fourth, Pioneer's commitment to limit the expenses of Class I shares as described above. In addition, the estimated expenses of Pioneer Bond VCT Portfolio are lower than the expenses of your Safeco Portfolio.

Fifth, the Class I shares of Pioneer Bond VCT Portfolio received in the Reorganization will provide Safeco Bond Portfolio shareowners with exposure to substantially the same investment product as they currently have.

Sixth, Pioneer's willingness to create similar portfolios where necessary to provide a reorganization alternative for each of the Safeco Portfolios.

Pioneer and Symetra will pay all expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareowner communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and (4) the Trustees' fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganizations."

The board of trustees of Pioneer Bond VCT Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Bond VCT Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Bond VCT Portfolio and its shareowners.

Capitalization


The following table sets forth the capitalization of each Portfolio as of June 30, 2004.



===================================================================================================================
                                                           Pioneer Bond VCT Portfolio
                                 Safeco Bond Portfolio           Class I Shares         Combined Fund (Pro Forma
                                     June 30, 2004               June 30, 2004*           as of June 30, 2004)
===================================================================================================================
Net Assets (in thousands)               $47,820                       N/A                        $47,820

===================================================================================================================
Net Asset Value Per Share               $11.24                        N/A                        $11.24

===================================================================================================================
Shares Outstanding                     4,256,000                      N/A                       4,256,000

===================================================================================================================

* Pioneer Bond VCT Portfolio is newly created has not yet commenced operations.

It is impossible to predict how many shares of Pioneer Bond VCT Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Bond VCT Portfolio's shares that will actually be received and distributed.


Board's Evaluation and Recommendation


For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Bond VCT Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Bond VCT Portfolio.

The Trustees recommend that the shareowners of your Safeco Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                        Safeco Core Equity Portfolio and
                           Pioneer Fund VCT Portfolio


                                  PROPOSAL 1(b)


                Approval of Agreement and Plan of Reorganization

                                     SUMMARY


The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Safeco Core Equity Portfolio and Pioneer Fund VCT Portfolio have substantially similar investment objectives and similar investment policies. However, the investment strategies pursued by Pioneer and SAM may differ as discussed in the table below under "Investment strategies." The Portfolios are managed by a new investment adviser, Pioneer, and a different portfolio management team.



                   Comparison of Safeco Core Equity Portfolio to the Pioneer Fund VCT Portfolio
===================================================================================================================================
                                      Safeco Core Equity Portfolio                         Pioneer Fund VCT Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A series of Pioneer Variable Contracts Trust, a
                          diversified open-end management investment company    diversified open-end management investment company
                          organized as a Delaware statutory trust.              organized as a Delaware statutory trust.
===================================================================================================================================
Net assets as of          $306.9 million                                        $260.3 million
June 30, 2004
===================================================================================================================================
Investment advisers and   Investment Adviser (until August 2, 2004):            Investment Adviser:
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers (until August 2, 2004):            Portfolio Managers:
                          Richard D. Meagley (since 1995)                       John A. Carey
                          CFA, Vice President, SAM                              Executive Vice President, Pioneer
                                                                                Joined Pioneer in 2001
                                                                                Investment Professional since 1979
                          Darcy McLaren (since 2003)
                          CFA, Vice President, SAM                              Walter Hunnewell, Jr.
                                                                                Vice President, Pioneer
                                                                                Joined Pioneer in 1979
                          Currently Pioneer is acting as investment adviser
                          Investment Professional since 1985 to the Portfolio.
                          The portfolio managers of the Pioneer Portfolio, as
                          indicated in the next column, currently manage your
                          Safeco Portfolio.

===================================================================================================================================
Investment objective      Safeco Core Equity Portfolio seeks long-term growth   Pioneer Fund VCT Portfolio seeks reasonable income
                          of capital and reasonable current income.             and capital growth.

===================================================================================================================================
                          Each Portfolio provides written notice to shareowners at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================
Primary investment        Under normal circumstances, the Portfolio invests     The Portfolio invests the major portion of its
policy                    at least 80% of its net assets (plus any borrowings   assets in equity securities, primarily of U.S.
                          for investment purposes) in equity securities and,    issuers. For purposes of the Portfolio's investment
                          to a much lesser extent, invests in equity-related    policies, equity securities include common stocks,
                          securities.                                           convertible debt and other equity instruments, such
                                                                                as depositary receipts, warrants, rights, interests
                                                                                in estate investment trusts (REITS) and preferred
                                                                                stocks.

===================================================================================================================================

===================================================================================================================================
                                      Safeco Core Equity Portfolio                         Pioneer Fund VCT Portfolio
===================================================================================================================================
Investment strategies     Safeco Core Equity Portfolio invests primarily in     Pioneer uses a "value" style of management and
                          stocks of larger, established companies that:         seeks securities selling at reasonable prices or
                                                                                substantial discounts to their underlying values
                          o Are proven performers                               and then holds these securities until the market
                          o Have predictable earnings growth over a             values reflect their intrinsic values. Pioneer
                            three- to five-year outlook                         looks at the following factors in selecting
                          o Have good value relative to earnings                investments: favorable expected returns relative to
                            prospects                                           perceived risk; above average potential for
                                                                                earnings and revenue growth; low market valuations
                          To a lesser extent, the Portfolio buys stocks the     relative to earnings forecast, book value, cash
                          investment adviser believes will benefit from a       flow and sales; a sustainable competitive advantage
                          specific short-term earnings catalyst, such as a      such as a brand name, customer base, proprietary
                          cost-cutting program or company restructure.          technology or economies of scale.

===================================================================================================================================
Other investments         Safeco Core Equity Portfolio may invest in            Pioneer Fund VCT Portfolio may invest up to 25% of
                          securities convertible into common stock, but less    its total assets in REITs.
                          than 35% of its total assets will be invested in
                          such securities.                                      The Portfolio may invest up to 10% of its total
                                                                                assets in equity securities of non-U.S. corporate
                          The Portfolio may invest up to 20% of its assets in   issuers and debt securities of non-U.S. corporate
                          foreign securities which are listed on a national     and government issuers. The Portfolio will not
                          exchange, including investments in American           invest more than 5% of its total assets in
                          Depositary Receipts.                                  securities of emerging markets issuers.

                                                                                The Portfolio may invest the balance of its assets
                                                                                in debt securities of corporate and government
                                                                                issuers. Generally, the Portfolio acquires debt
                                                                                securities that are rated investment grade, but
                                                                                the Portfolio may invest up to 5% of its net
                                                                                assets in below investment grade debt securities
                                                                                issued by both U.S. and non-U.S. corporate and
                                                                                government issuers, including below investment
                                                                                grade convertible debt securities. The Portfolio
                                                                                invests in debt securities when Pioneer believes
                                                                                that they are consistent with the Portfolio's
                                                                                investment objective by offering the potential for
                                                                                reasonable income and capital growth, to diversity
                                                                                the Portfolio or for greater liquidity.

===================================================================================================================================
Temporary defensive       Safeco Core Equity Portfolio may hold cash or         Pioneer Fund VCT Portfolio may invest all or part
strategies                invest in high-quality, short-term securities         of its assets in securities with remaining
                          issued by an agency or instrumentality of the U.S.    maturities of less than one year, cash equivalents
                          government, high-quality commercial paper,            or may hold cash.
                          certificates of deposit, shares of no-load,
                          open-end money market funds, or repurchase
                          agreements as a temporary defensive measure
                          when market conditions so warrant.
===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act and each
                          Portfolio is subject to diversification requirements under the Code.
===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such action   Pioneer Fund VCT Portfolio will not invest more
securities                the value of the following securities, in the         than 15% of its net assets in illiquid and other
                          aggregate, would exceed 15% of Safeco Core Equity     securities that are not readily marketable.
                          Portfolio's net assets, the Portfolio will not (i)    Repurchase agreements maturing in more than seven
                          purchase securities for which there is no readily     days will be included for purposes of the foregoing
                          available market, (ii) purchase time deposits         limit. Securities subject to restrictions on resale
                          maturing in more than seven days, (iii) purchase      under the 1933 Act are considered illiquid unless
                          over-the-counter (OTC) options or hold assets set     they are eligible for resale pursuant to Rule 144A
                          aside to cover OTC options written by the Portfolio,  or another exemption from the registration
                          (iv) enter into repurchase agreements maturing
                          in more
===================================================================================================================================

===================================================================================================================================
                                      Safeco Core Equity Portfolio                         Pioneer Fund VCT Portfolio
===================================================================================================================================
Borrowing                 Safeco Core Equity Portfolio may borrow money (i)     Pioneer Fund VCT Portfolio may not borrow money,
                          from banks, or (ii) by engaging in reverse            except the Portfolio may: (a) borrow from banks or
                          repurchase agreements. The Portfolio will not         through reverse repurchase agreements in an amount
                          commit to additional securities purchases if total    up to 33 1/3% of the Portfolio's total assets
                          outstanding borrowings are equal to 5% or more of     (including the amount borrowed); (b) to the extent
                          total assets.                                         permitted by applicable law, borrow up to an
                                                                                additional 5% of the Portfolio's assets for
                                                                                temporary purposes; (c) obtain such short-term
                                                                                credits as are necessary for the clearance of
                                                                                Portfolio transactions; (d) purchase securities on
                                                                                margin to the extent permitted by applicable law;
                                                                                and (e) engage in transactions in mortgage dollar
                                                                                rolls that are accounted for as financings.


===================================================================================================================================
Lending                   Safeco Core Equity Portfolio may lend securities to   Pioneer Fund VCT Portfolio may not make loans,
                          qualified institutional investors with a value of     except that the Portfolio may (i) lend portfolio
                          up to 33% of the Portfolio's total assets.            securities in accordance with the Portfolio's
                                                                                investment policies, (ii) enter into repurchase
                                                                                agreements, (iii) purchase all or a portion of an
                                                                                issue of publicly distributed debt securities,
                                                                                bank loan participation interests, bank
                                                                                certificates of deposit, bankers' acceptances,
                                                                                debentures or other securities, whether or not the
                                                                                purchase is made upon the original issuance of the
                                                                                securities, (iv) participate in a credit facility
                                                                                whereby the Portfolio may directly lend to and
                                                                                borrow money from other affiliated Portfolios to
                                                                                the extent permitted under the Investment Company
                                                                                Act or an exemption therefrom, and (v) make loans
                                                                                in any other manner consistent with applicable
                                                                                law, as amended and interpreted or modified from
                                                                                time to time by any regulatory authority having
                                                                                jurisdiction.

===================================================================================================================================
Derivative instruments    Safeco Core Equity Portfolio may write put or call    Pioneer Fund VCT Portfolio may use futures and
                          options if, as a result thereof, the aggregate        options on securities, indices and currencies,
                          value of the assets underlying all such options       forward currency exchange contracts and other
                          does not exceed 25% of the Portfolio's net assets.    derivatives. The Portfolio does not use derivatives
                                                                                as a primary investment technique and generally
                          The Portfolio may purchase put or call options on     limits their use to hedging. However, the Portfolio
                          futures contracts if, as a result thereof, the        may use derivatives for a variety of non-principal
                          aggregate premiums paid on all options or options     purposes, including:
                          on futures contracts do not exceed 20% of the         o As a hedge against adverse changes in
                          Portfolio's net assets.                                 stock market prices, interest rates or currency
                                                                                  exchange rates
                          The Portfolio may enter into any futures contract     o As a substitute for purchasing or selling
                          or option on a futures contract, if as a result         securities
                          thereof, the aggregate margin deposits and premiums   o To increase the Portfolio's return as a
                          required on all such instruments does not exceed 5%     non-hedging strategy that may be considered
                          of the Portfolio's net assets.                          speculative

                          The Portfolio may not purchase securities on margin.
                          However, the Portfolio may (i) obtain short-term
                          credits as necessary to clear its purchases and sales
                          of securities, and (ii) make margin deposits in
                          connection with its use of financial options and
                          futures, forward and spot currency contracts, swap
                          transactions and other financial contracts or
                          derivative instruments.
===================================================================================================================================
Other investment policies As described above, the Portfolios have substantially principal investment strategies and
and restrictions          policies. Certain of the non-principal investment policies and restrictions are different. For a more complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of Safeco Core Equity Portfolio are not        The Class I shares of Pioneer Fund VCT Portfolio you
                          subject to any sales charges.                         receive in the Reorganization will not be subject to
                                                                                any sales charge.

===================================================================================================================================

===================================================================================================================================
                                      Safeco Core Equity Portfolio                         Pioneer Fund VCT Portfolio
===================================================================================================================================
Management and other fees Until August 2, 2004, Safeco Core Equity Portfolio    Pioneer Fund VCT Portfolio pays Pioneer a
                          paid SAM an investment advisory and management fee    management fee equal to 0.65% of the Portfolio's
                          equal to 0.74% of the Portfolio's average daily net   average daily net assets.
                          assets. Since August 2, 2004, such fee has been paid
                          into an escrow account and the escrowed fee           During its most recent fiscal year, Pioneer Fund
                          will be paid to Pioneer if shareowners approve the    VCT Portfolio paid an advisory fee at an average
                          interim investment advisory agreement.                rate of 0.65% of average daily net assets.

===================================================================================================================================
                          For the fiscal year ended December 31, 2003, the      In addition, Pioneer Fund VCT Portfolio reimburses
                          Portfolio's annual operating expenses were 0.80% of   Pioneer for certain fund accounting and legal
                          the Portfolio's average daily net assets.             expenses incurred on behalf of the Portfolio and
                                                                                pays a separate shareowner servicing/transfer
                                                                                agency fee to PIMSS, an affiliate of Pioneer.

                                                                                For the fiscal year ended December 31, 2003, the
                                                                                Portfolio's annual operating expenses for Class I
                                                                                shares were 0.76% of the Portfolio's average daily
                                                                                net assets.

                                                                                Pioneer has agreed until December 10, 2006 to
                                                                                limit expenses (excluding extraordinary expenses)
                                                                                of the Class I shares of Pioneer Fund VCT
                                                                                Portfolio to 0.80% of the average daily net assets
                                                                                attributable to Class I.

===================================================================================================================================
Distribution and service  Shares of Safeco Core Equity Portfolio and Class I of Pioneer Fund VCT Portfolio are not subject
(12b-1) fee               to a Rule 12b-1 fee.

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio. The offering of shares of either Portfolio may be suspended for a period of time, and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives the request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your variable contract's prospectus.


===================================================================================================================================


Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. You could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

  o The stock market goes down (this risk may be greater in the short term)

  o Value stocks fall out of favor with investors

  o The Portfolio's assets remain undervalued or do not have the potential value originally expected

  o Stocks selected for income do not achieve the same return as securities selected for capital growth


Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either Portfolio.

Past Performance


Set forth below is performance information for each Portfolio. The bar charts show how each Portfolio's total return has varied from year to year for each full calendar year. The tables show average annual total return for each Portfolio over time compared with a broad-based securities market index. Each Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results.


                          Safeco Core Equity Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1994     8.94
1995    28.63
1996    24.79
1997    24.85
1998    24.89
1999     9.94
2000   -10.79
2001    -9.38
2002   -25.91
2003    24.78

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 18.76% for the quarter ended December 31, 1998, and the lowest quarterly return was -18.21% for the quarter ended September 30, 2002.


                   Pioneer Fund VCT Portfolio - Class I Shares
                          Calendar Year Total Returns*


[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1998    26.12
1999    15.91
2000     1.22
2001   -10.85
2002   -19.03
2003    23.76


*During the period shown in the bar chart, since it's inception on October 31,1997, Pioneer Fund VCT Portfolio's highest quarterly return was 21.04% for the quarter ended December 31, 1998, and the lowest quarterly return was -17.28% for the quarter ended September 30, 2002.

              Average Annual Total Returns as of December 31, 2003

                                                                                                      Since
                                                                1 Year     5 Years     10 Years     Inception
                                                                ------     -------     --------     ---------
Safeco Core Equity Portfolio                                    24.78%     -5.44%        8.34%         N/A
Pioneer Fund VCT Portfolio (1)                                  23.76%      0.94%        N/A          5.53%
S&P 500 Index (2)                                               28.67%     -0.57%       11.06%        4.73%
  (reflects no deduction for fees or expenses)

-------------------
(1) The Portfolio commenced operations on October 31, 1997.
(2) The S&P 500 Index, an unmanaged index measuring performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market, is for reference only and does not mirror the Portfolio's investments.

The most recent portfolio manager's discussion for Safeco Core Equity Portfolio and Pioneer Fund VCT Portfolio are attached as Exhibit D.


The Portfolios' Fees and Expenses


Shareowners of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Safeco Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Fund VCT Portfolio, the expenses of Pioneer Fund VCT Portfolio for the period ended December 31, 2003. Future expenses may be greater or less.



========================================================================================================================
   Shareowner transaction fees (paid        Safeco Core Equity          Pioneer Fund VCT            Combined Fund
    directly from your investment)               Portfolio          Portfolio Class I Shares      (Pro Forma for the
                                                                                                  fiscal year ended
                                                                                                  December 31, 2003)
========================================================================================================================
Redemption fees for shares held less                None                       None                      None
than 30 days
========================================================================================================================
Sales charge or deferred sales charge               None                       None                      None
========================================================================================================================
Annual Portfolio operating expenses
(deducted from Portfolio assets)
(as a % of average net assets)
========================================================================================================================
Management fee                                     0.74%                      0.65%                     0.65%
========================================================================================================================
Distribution and service (12b-1) fee                None                       None                      None
========================================================================================================================
Other expenses                                     0.06%                      0.11%                     0.11%
========================================================================================================================
Total Portfolio operating expenses                 0.80%                      0.76%                     0.76%
========================================================================================================================
Expense reduction                                   None                       None(1)                   None
========================================================================================================================
Net Portfolio operating expenses                   0.80%                      0.76%                     0.76%
========================================================================================================================

(1) Pioneer has agreed that until December 10, 2006, Pioneer will limit the expenses (excluding extraordinary expenses) of the Class I shares of Pioneer Fund VCT Portfolio to 0.80% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Fund VCT Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.



======================================================================
Example
======================================================================
                    Safeco Core Equity Portfolio
======================================================================

======================================================================
Year 1                                        $82
======================================================================
Year 3                                       $255
======================================================================
Year 5                                       $444
======================================================================
Year 10                                      $990
======================================================================
                     Pioneer Fund VCT Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $78
======================================================================
Year 3                                       $243
======================================================================
Year 5                                       $422
======================================================================
Year 10                                      $942
======================================================================
                      Combined Fund (Pro Forma)
======================================================================
Class I Shares
======================================================================
Year 1                                        $78
======================================================================
Year 3                                       $243
======================================================================
Year 5                                       $422
======================================================================
Year 10                                      $942
======================================================================


Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Core Equity Portfolio. The Trustees considered the following matters, among others, in approving the proposal.


First, SAM, the investment adviser to your Safeco Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment adviser was necessary.

Second, the investment performance of Pioneer Fund VCT Portfolio is comparable to the historical investment performance of your Safeco Portfolio. For the one and five year periods ended June 30, 2004, Class I shares of Pioneer Fund VCT Portfolio had an average annual return of 17.84% and -0.70%, respectively, compared to an average annual return of your Portfolio's shares of 14.45% and 5.44%, respectively, during the same periods. In addition, the Trustees considered the track record of Pioneer in managing equity and fixed income mutual funds.

Third, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institution and other clients. As of June 30, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareowners of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareowner account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareowners through exchanges. In addition, Pioneer offers shareowners additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareowner's direct accounts in the Pioneer Funds over the telephone or online.

Fourth, Pioneer Fund VCT Portfolio's lower advisory fee and lower operating expenses, and Pioneer's commitment to limit the expenses of Class I shares as described above. Pioneer Fund VCT Portfolio's expense ratio is lower than your Safeco Portfolio's expenses for the most recent fiscal year, and the expense limitation is no higher than the expenses of your Portfolio for the most recent fiscal year.

Fifth, the Class I shares of Pioneer Fund VCT Portfolio received in the Reorganization will provide Safeco Core Equity Portfolio shareowners with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareowner communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and (4) the Trustees' fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganizations."

The board of trustees of Pioneer Fund VCT Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Fund VCT Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Fund VCT Portfolio and its shareowners.


Capitalization


The following table sets forth the capitalization of each Portfolio as of June 30, 2004.



====================================================================================================================
                                     Safeco Core Equity             Pioneer Fund VCT            Combined Fund
                                          Portfolio                    Portfolio              (Pro Forma as of
                                       June 30, 2004                 Class I Shares            June 30, 2004)
                                                                     June 30, 2004
====================================================================================================================
Net Assets (in thousands)                 $306,907                      $149,565                  $456,472

====================================================================================================================
Net Asset Value Per Share                  $22.78                        $18.98                    $18.98

====================================================================================================================
Shares Outstanding                       13,470,000                    7,880,000                 24,050,000

====================================================================================================================

It is impossible to predict how many shares of Pioneer Fund VCT Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Fund VCT Portfolio's shares that will actually be received and distributed.


Board's Evaluation and Recommendation


For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Fund VCT Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of the shareowners of Pioneer Fund VCT Portfolio.

The Trustees recommend that the shareowners of your Safeco Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                    Safeco Growth Opportunities Portfolio and
                   Pioneer Growth Opportunities VCT Portfolio


                                  PROPOSAL 1(c)
                Approval of Agreement and Plan of Reorganization


                                     SUMMARY


The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Safeco Growth Opportunities Portfolio and Pioneer Growth Opportunities VCT Portfolio have substantially similar investment objectives and similar investment policies. However, the investment strategies pursued by Pioneer and SAM may differ as discussed in the table below under "Investment strategies." The Portfolios are managed by a new investment adviser, Pioneer, and a different portfolio management team.



       Comparison of Safeco Growth Opportunities Portfolio to the Pioneer Growth Opportunities VCT Portfolio
===================================================================================================================================
                                Safeco Growth Opportunities Portfolio             Pioneer Growth Opportunities VCT Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A newly created series of Pioneer Variable Contracts
                          diversified open-end management investment            Trust, a diversified open-end management investment
                          company organized as a Delaware statutory trust.      company organized as a Delaware statutory trust.


===================================================================================================================================
Net assets as of          $358.3 million                                        None. The Pioneer Growth Opportunities VCT Portfolio
June 30, 2004                                                                   is newly created and does not expect to commence
                                                                                investment operations until the Reorganization
                                                                                occurs.
===================================================================================================================================
Investment advisers and   Investment Adviser (until August 2, 2004):            Investment Adviser:
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers (since 2003 and until August       Portfolio Managers:
                          2, 2004):                                             John A. Carey
                          Jeffrey Schwartz                                      Executive Vice President, Pioneer
                          CFA, Vice President, SAM                              Joined Pioneer in 2001
                                                                                Investment Professional since 1979
                          Bill Whitlow
                          CFA, Vice President, SAM                              Walter Hunnewell, Jr.
                                                                                Vice President, Pioneer
                          Currently Pioneer is acting as investment             Joined Pioneer in 2001
                          adviser to the Portfolio. The portfolio managers      Investment Professional since 1985
                          of the Pioneer Portfolio, as indicated in the
                          next column, currently manage your Safeco             Andrew Acheson
                          Portfolio.                                            Vice President, Pioneer
                                                                                Joined Pioneer in 2001
                                                                                Investment Professional since 1994

===================================================================================================================================
Investment objective      Each Portfolio seeks growth of capital.

                          =========================================================================================================
                          Each Portfolio provides written notice to shareowners at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================
Primary investment        To achieve its investment objective, under            Pioneer Growth Opportunities VCT Portfolio invests
policy                    normal circumstances, Safeco Growth                   primarily in equity securities of companies that
                          Opportunities Portfolio invests most of its           Pioneer considers to be reasonably priced or
                          assets in common stocks of companies its              undervalued, and have above average earnings and
                          investment adviser considers to be reasonably         revenue growth potential.
                          priced or undervalued, with above average
                          growth potential/
===================================================================================================================================

===================================================================================================================================
                                Safeco Growth Opportunities Portfolio             Pioneer Growth Opportunities VCT Portfolio
===================================================================================================================================
Investment strategies     When evaluating a stock to buy for Safeco             Pioneer Growth Opportunities VCT Portfolio uses a
                          Growth Opportunities Portfolio, SAM                   "growth at a reasonable price" style of management
                          historically considered factors such as:              and seeks to invest in securities of issuers with
                          o The strength of the company's balances              above average potential for earnings and revenue
                            sheet                                               growth that are also trading at attractive market
                          o The quality of the management team                  valuations. To select stocks, Pioneer employs
                          o The rate at which the company's                     quantitative analysis, due diligence and fundamental
                            earnings are projected to grow                      research, an evaluation of the issuer based on its
                          o Whether the company's stock may be                  financial statements and operations, utilizing a
                            trading at a discount relative to its               bottom-up analytic style. Pioneer relies on the
                            industry peers or the overall market                knowledge, experience and judgment of its staff who
                                                                                have access to a wide variety of research. Pioneer
                          Safeco Growth Opportunities Portfolio would           focuses on the quality and price of individual
                          sell a stock if:                                      issuers, not on economic sector or market-timing
                          o Any of the above factors or other                   strategies.
                            relative-value indicators have
                            deteriorated                                        Factors Pioneer looks for in selecting investments
                          o The stock becomes overvalued, for                   include:
                            example, as a result of overly optimistic           |X| Strength of the company's balance sheet
                            earnings forecasts                                  |X| Quality of the management team
                          o The stock price reaches a specific                  |X| Rate at which the company's revenues and
                            target                                                  earnings are projected to grow
                          o Changes in market value cause the                   |X| Whether the company's stock may be trading
                            Portfolio to hold a larger position in the              at a discount relative to its industry peers or
                            stock than its investment adviser wants                 the overall market
                          o Other companies present more
                            attractive investment opportunities                 Pioneer generally sells a portfolio security when it
                          o Cash is needed to meet shareowner                   believes that the issuer no longer offers the
                            redemptions                                         potential for above average earnings and revenue
                                                                                growth. Pioneer makes that determination based
                                                                                upon the same criteria it uses to select portfolio
                                                                                securities.

===================================================================================================================================
Other investments         Each Portfolio may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

                          Each Portfolio may invest up to 20% of assets in foreign securities.

===================================================================================================================================
                          Safeco Growth Opportunities Portfolio may             Pioneer Growth Opportunities VCT Portfolio may
                          invest up to 10% of its total assets in debt          invest up to 5% of its total assets in debt
                          securities rated below investment grade.              securities rated below investment grade, including
                                                                                below investment grade convertible debt securities.

===================================================================================================================================
Temporary defensive       Safeco Growth Opportunities Portfolio may hold        Pioneer Growth Opportunities VCT Portfolio may
strategies                cash or invest in high-quality, short-term            invest all or part of its assets in securities with
                          securities issued by an agency or                     remaining maturities of less than one year, cash
                          instrumentality of the U.S. government,               equivalents or may hold cash.
                          high-quality commercial paper, certificates of
                          deposit, shares of no-load, open-end money
                          market funds, or repurchase agreements as a
                          temporary defensive measure when market
                          conditions so warrant.

===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          Pioneer Growth Opportunities VCT Portfolio will not
securities                action the value of the following securities,         invest more than 15% of its net assets in illiquid
                          in the aggregate, would exceed 15% of Safeco          and other securities that are not readily
                          Growth Opportunities Portfolio's net assets,          marketable. Repurchase agreements maturing in more
                          the Portfolio will not (i) purchase securities        than seven days will be included for purposes of the
                          for which there is no readily available market,       foregoing limit. Securities subject to restrictions
                          (ii) purchase time deposits maturing in more          on resale under the 1933 Act, are considered
                          than seven days, (iii) purchase                       illiquid unless they are eligible for resale
                          over-the-counter (OTC) options or hold assets         pursuant to Rule 144A or another exemption from the
                          set aside to cover OTC options written by the         registration requirements of the 1933 Act and are
                          Portfolio, (iv) enter into repurchase                 determined to be liquid by Pioneer.
                          agreements maturing in more than seven days, or
                          (v) invest in interests in real estate
                          investment trusts which are not readily
                          marketable or interests in real estate limited
                          partnerships which are not listed or traded on
                          the NASDAQ Stock Market.
===================================================================================================================================

===================================================================================================================================
                                Safeco Growth Opportunities Portfolio             Pioneer Growth Opportunities VCT Portfolio
===================================================================================================================================
Borrowing                 Safeco Growth Opportunities Portfolio may             Pioneer Growth Opportunities VCT Portfolio may not
                          borrow money (i) from banks, or (ii) by               borrow money, except the Portfolio may: (a) borrow
                          engaging in reverse repurchase agreements. The        from banks or through reverse repurchase agreements
                          Portfolio will not commit to additional               in an amount up to 33 1/3% of the Portfolio's total
                          securities purchases if total outstanding             assets (including the amount borrowed); (b) to the
                          borrowings are equal to 5% or more of total           extent permitted by applicable law, borrow up to an
                          assets.                                               additional 5% of the Portfolio's assets for
                                                                                temporary purposes; (c) obtain such short-term
                                                                                credits as are necessary for the clearance of
                                                                                Portfolio transactions; (d) the Portfolio may
                                                                                purchase securities on margin to the extent
                                                                                permitted by applicable law; and (e) engage in
                                                                                transactions in mortgage dollar rolls that are
                                                                                accounted for as financings.

===================================================================================================================================
Lending                   Safeco Growth Opportunities Portfolio may lend        Pioneer Growth Opportunities VCT Portfolio may not
                          securities to qualified institutional investors       make loans, except that the Portfolio may (i) lend
                          with a value of up to 33% of the Portfolio's          portfolio securities in accordance with the
                          total assets.                                         Portfolio's investment policies, (ii) enter into
                                                                                repurchase agreements, (iii) purchase all or a
                                                                                portion of an issue of publicly distributed debt
                                                                                securities, bank loan participation interests,
                                                                                bank certificates of deposit, bankers'
                                                                                acceptances, debentures or other securities,
                                                                                whether or not the purchase is made upon the
                                                                                original issuance of the securities, (iv)
                                                                                participate in a credit facility whereby the
                                                                                Portfolio may directly lend to and borrow money
                                                                                from other affiliated Portfolios to the extent
                                                                                permitted under the Investment Company Act or an
                                                                                exemption therefrom, and (v) make loans in any
                                                                                other manner consistent with applicable law, as
                                                                                amended and interpreted or modified from time to
                                                                                time by any regulatory authority having
                                                                                jurisdiction.

===================================================================================================================================
Derivative instruments    Safeco Growth Opportunities Portfolio may write       Pioneer Growth Opportunities VCT Portfolio may use
                          a put or call options if, as a result thereof,        futures and options on securities, indices and
                          the aggregate value of the assets underlying          currencies, forward currency exchange contracts and
                          all such options does not exceed 25% of the           other derivatives. The Portfolio does not use
                          Portfolio's net assets.                               derivatives as a primary investment technique and
                                                                                generally limits their use to hedging. However, the
                          The Portfolio may purchase a put or call              Portfolio may use derivatives for a variety of
                          options or options on a futures contract if, as       non-principal purposes, including:
                          a result thereof, the aggregate premiums paid         o As a hedge against adverse changes in stock
                          on all options or options on futures contracts          market prices, interest rates or currency exchange
                          held by the Portfolio do not exceed 20% of the          rates
                          Portfolio's net assets.                               o As a substitute for purchasing or selling
                                                                                  securities
                          The Portfolio may enter into any futures              o To increase the Portfolio's return as a
                          contract or option on futures contract if, as a         non-hedging strategy that may be considered
                          result thereof, the aggregate margin deposits           speculative
                          and premiums required on all such instruments do not
                          exceed 5% of the Portfolio's net assets.

                          The Portfolio may not purchase securities on margin.
                          However, the Portfolio may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

===================================================================================================================================

===================================================================================================================================
                                Safeco Growth Opportunities Portfolio             Pioneer Growth Opportunities VCT Portfolio
===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar principal investment strategies and
policies and              policies. Certain of the non-principal investment policies and restrictions are different. For a more
restrictions              complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Growth Opportunities
                          sales charges.                                        VCT Portfolio you receive in the Reorganization will
                                                                                not be subject to any sales charge.

===================================================================================================================================
Management and other      Until August 2, 2004, Safeco Growth                   Pioneer Growth Opportunities VCT Portfolio will pay
fees                      Opportunities Portfolio paid SAM an investment        Pioneer a management fee equal to 0.74% of the
                          advisory and management fee equal to 0.74% of         Portfolio's average daily net assets.
                          the Portfolio's average daily net assets. Since
                          August 2, 2004, such fee has been paid to an          In addition, the Portfolio will reimburse Pioneer
                          escrow account and the escrowed fee will be paid      for certain fund accounting and legal expenses
                          to Pioneer if shareowners approve the interim         incurred on behalf of the Portfolio.
                          investment advisory agreement.
                                                                                Pioneer has agreed until December 10, 2006 to limit
                          For the fiscal year ended December 31, 2003, the      the expenses (excluding extraordinary expenses) of
                          Portfolio's annual operating expenses were 0.80%      the Class I shares of Pioneer Growth Opportunities
                          of the Portfolio's average daily net assets.          VCT Portfolio to 0.79% of the average daily net
                                                                                assets attributable to Class I.

===================================================================================================================================
Distribution and          Shares of Safeco Growth Opportunities Portfolio and Class I shares of Pioneer Growth Opportunities VCT
service (12b-1) fee       Portfolio are not subject to a Rule 12b-1 fee.

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio. The offering of shares of either Portfolio may be suspended for a period of time, and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your variable contract's prospectus.
===================================================================================================================================


Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to similar principal risks.



-----------------------------------------------------------------------------------------------------------------------------------

Safeco Growth Opportunities Portfolio                              Pioneer Growth Opportunities VCT Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

You could lose money on your investment in the Portfolio or not    You could lose money on your investment in the Portfolio or
make as much as if you invested elsewhere if:                      not make as much as if you invested elsewhere if:
   o The stock market goes down (this risk factor may be              o The stock market goes down
     greater in the short term)                                       o Small company or growth stocks fall out of favor with
   o Growth stocks fall out of favor with investors                     investors
   o The Portfolio's investments do not have the growth               o The portfolio's investments do not have the growth
     potential originally expected                                      potential originally expected
   o The Portfolio's shares may be subject to frequent and
     more significant changes in value than the stock market       The Portfolio also has risks associated with investing in
     in general due to the volatility of some of the smaller       small companies. Compared to large companies, small companies,
     companies in which it invests                                 and the market for their equity securities, are likely to:
   o During periods of market concern about inflation or
     deflation, some securities in which the Portfolio
     invests may become more volatile or decline in value
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Investing in non-U.S. issuers may involve unique risks compared       o Be more sensitive to changes in the economy, earnings
to investing in securities of U.S. issuers. These risks may             results and investor expectations
include:                                                              o Have more limited product lines and capital resources
                                                                      o Experience sharper swings in market values
o        Inadequate financial information                             o Be harder to sell at the times and prices Pioneer
o        Smaller, less liquid and more volatile markets                 thinks appropriate
o        Political and economic upheavals                             o Offer greater potential for gain or loss

                                                                   Investing in non-U.S. issuers may involve unique
                                                                   risks compared to investing in securities of U.S.
                                                                   issuers. These risks are more pronounced to the
                                                                   extent the portfolio invests in issuers in
                                                                   countries with emerging markets or if the
                                                                   portfolio invests significantly in one country.
                                                                   These risks may include:

                                                                   |X| Less information about non-U.S. issuers or
                                                                       markets may be available due to less rigorous
                                                                       disclosure or accounting standards or
                                                                       regulatory practices

                                                                   |X| Many non-U.S. markets are smaller, less liquid
                                                                       and more volatile. In a changing market,
                                                                       Pioneer might not be able to sell the
                                                                       Portfolio's securities at times, in amounts
                                                                       and at prices it considers reasonable

                                                                   |X| Adverse effect of currency exchange rates or
                                                                       controls on the value of the Portfolio's
                                                                       investments

                                                                   |X| The economies of non-U.S. countries may grow
                                                                       at slower rates than expected or may
                                                                       experience a downturn or recession

                                                                   |X| Economic, political and social developments
                                                                       may adversely affect the securities markets

                                                                   |X| Withholding and other non-U.S. taxes may
                                                                       decrease the Portfolio's return
------------------------------------------------------------------------------------------------------------------------------------

Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either Portfolio.


Past Performance


Set forth below is performance information for Safeco Growth Opportunities Portfolio. The bar charts show how Safeco Growth Opportunities Portfolio's total return has varied from year to year for each full calendar year. The tables show average annual total return for Safeco Growth Opportunities Portfolio over time compared with a broad-based securities market index. Safeco Growth Opportunities Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results. Pioneer Growth Opportunities VCT Portfolio has not commenced investment operations.

                      Safeco Growth Opportunities Portfolio
                          Calendar Year Total Returns*


[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1994    11.92
1995    41.00
1996    32.06
1997    44.55
1998     1.83
1999     5.63
2000    -6.15
2001    10.14
2002   -37.87
2003    42.94

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 33.87% for the quarter ended June 30, 2001, and the lowest quarterly return was -27.53% for the quarter ended September 30, 2002.

                      Safeco Growth Opportunities Portfolio
              Average Annual Total Returns as of December 31, 2003



                                                              1 Year        5 Years      10 Years
                                                              ------        -------      --------

Safeco Growth Opportunities Portfolio                         42.94%         1.02%         12.43%
Russell 2000 Index(1)                                         47.25%         7.13%         9.48%
  (reflects no deduction for fees or expenses)

-----------------------
(1) The Russell 2000 Index, an unmanaged index of 2,000 small capitalization U.S. stocks, is for reference only and does not mirror the Portfolio's investments.

The most recent portfolio manager's discussion for Safeco Growth Opportunities Portfolio is attached as Exhibit D.


The Portfolios' Fees and Expenses


Shareowners of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Safeco Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Growth Opportunities VCT Portfolio, the estimated expenses. Future expenses may be greater or less.



============================================================================================
                                                                        Pioneer Growth
  Shareowner transaction fees (paid           Safeco Growth           Opportunities VCT
    directly from your investment)            Opportunities               Portfolio
                                                Portfolio               Class I Shares
============================================================================================
Redemption fees for shares held less              None                       None
than 30 days
============================================================================================
Sales charge or deferred sales charge             None                       None
============================================================================================
Annual Portfolio operating expenses
(deducted from Portfolio assets)
(as a % of average net assets)
============================================================================================
Management fee                                    0.74%                     0.74%
============================================================================================
Distribution and service (12b-1) fee              None                       None
============================================================================================
Other expenses                                    0.06%                     0.06%
============================================================================================
Total Portfolio operating expenses                0.80%                     0.80%
============================================================================================
Expense reduction                                 None                      0.01(1)
============================================================================================
Net Portfolio operating expenses                  0.80%                     0.79%
============================================================================================

(1) Pioneer has agreed until December 10, 2006 to limit the expenses (excluding extraordinary expenses) of the Class I shares of Pioneer Growth Opportunities VCT Portfolio to 0.79% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Growth Opportunities VCT Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.



======================================================================
Example
======================================================================
                Safeco Growth Opportunities Portfolio
======================================================================

======================================================================
Year 1                                        $82
======================================================================
Year 3                                       $255
======================================================================
Year 5                                       $444
======================================================================
Year 10                                      $990
======================================================================
             Pioneer Growth Opportunities VCT Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $81
======================================================================
Year 3                                       $253
======================================================================
Year 5                                       $442
======================================================================
Year 10                                      $988
======================================================================


Reasons for the Proposed Reorganization


The Trustees believe that the proposed Reorganization is in the best interests of Safeco Growth Opportunities Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to Safeco Growth Opportunities Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment adviser was necessary.

Second, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutions and other clients. As of June 30, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareowners of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareowner account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareowners through exchanges. In addition, Pioneer offers shareowners additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareowner's direct accounts in the Pioneer Funds over the telephone or online.

Third, Pioneer's commitment to limit the expenses of Class I shares as described above. This expense ratio is the same as the expense ratio for your Portfolio for the most recent semi-annual period ended June 30, 2004.

Fourth, the Class I shares of Pioneer Growth Opportunities VCT Portfolio received in the Reorganization will provide Safeco Growth Opportunities Portfolio shareowners with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareowner communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and (4) the Trustees' fees and expenses incurred as a result of the Reorganizations.

Fifth, Pioneer's willingness to create similar portfolios where necessary to provide a reorganization alternative for each of the Safeco Portfolios.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganizations."

The board of trustees of Pioneer Growth Opportunities VCT Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Growth Opportunities VCT Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Growth Opportunities VCT Portfolio and its shareowners.


Capitalization


The following table sets forth the capitalization of each Portfolio as of June 30, 2004.



===================================================================================================================
                                                                  Pioneer Growth
                             Safeco Growth Opportunities         Opportunities VCT
                                       Portfolio                   Portfolio*                 Combined Fund
                                     June 30, 2004               Class I Shares         (Pro Forma as of June 30,
                                                                 June 30, 2004                    2004)
===================================================================================================================
Net Assets (in thousands)              $358,322                       N/A                       $358,322

===================================================================================================================
Net Asset Value Per Share               $21.19                        N/A                        $21.19

===================================================================================================================
Shares Outstanding                    16,906,000                      N/A                      16,906,000

===================================================================================================================

* Pioneer Growth Opportunities VCT Portfolio is newly created and has not yet commenced operations.

It is impossible to predict how many shares of Pioneer Growth Opportunities VCT Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Growth Opportunities VCT Portfolio's shares that will actually be received and distributed.


Board's Evaluation and Recommendation


For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Growth Opportunities VCT Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Growth Opportunities VCT Portfolio.

The Trustees recommend that the shareowners of your Safeco Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                        Safeco Money Market Portfolio and
                       Pioneer Money Market VCT Portfolio


                                  PROPOSAL 1(d)
                Approval of Agreement and Plan of Reorganization


                                     SUMMARY


The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Safeco Money Market Portfolio and Pioneer Money Market VCT Portfolio have substantially similar investment objectives and similar investment policies. However, the investment strategies pursued by Pioneer and SAM may differ as discussed in the table below under "Investment strategies." The Portfolios are managed by a new investment adviser, Pioneer, and a different portfolio management team.

                   Comparison of Safeco Money Market Portfolio to the Pioneer Money Market VCT Portfolio

====================================================================================================================================
                                   Safeco Money Market Portfolio                     Pioneer Money Market VCT Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A series of Pioneer Variable Contracts Trust, a
                          diversified open-end management investment            diversified open-end management investment
                          company organized as a Delaware statutory trust.      company organized as a Delaware statutory trust.

===================================================================================================================================
Net assets as of June     $24.9 million                                         $29.2 million
30, 2004

===================================================================================================================================
Investment advisers      Investment Adviser (until August 2, 2004):             Investment Adviser:
and portfolio managers   SAM                                                    Pioneer

                         Portfolio Managers (until August 2, 2004):             Portfolio Manager:
                         Lesley Fox (since 2000)                                Kenneth J. Taubes
                         Assistant Vice President, SAM                          Senior Vice President, Pioneer
                                                                                Joined Pioneer in 1998
                         Cathleen Beauchamp (since 2004)                        Investment Professional since 1982
                         CFA

                         Currently Pioneer is acting as investment adviser to the Portfolio. The portfolio managers of the Pioneer
                         Portfolio, as indicated in the next column, currently manage your Safeco Portfolio.

===================================================================================================================================
Investment objective      Safeco Money Market Portfolio seeks as high a         Pioneer Money Market VCT Portfolio seeks current
                          level of current income as is consistent with the     income consistent with preservation of capital
                          preservation of capital and liquidity through         and providing liquidity.
                          investment in high-quality money market instruments
                          maturing in 13 months or less.

===================================================================================================================================
                          Each Portfolio provides written notice to shareowners at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================

====================================================================================================================================
                                   Safeco Money Market Portfolio                     Pioneer Money Market VCT Portfolio
===================================================================================================================================
Primary investment        Safeco Money Market Portfolio may invest in:          Pioneer Money Market VCT Portfolio invests in
policy                    o Commercial paper of both domestic and               high-quality, U.S. dollar denominated money
                            foreign issuers                                     market securities including those issued by:
                          o Negotiable and non-negotiable                       o U.S. and foreign banks and savings and
                            certificates of deposit, bankers' acceptances,        loan associations with total assets in excess
                            and other short-term obligations of U.S. and          of $10 billion
                            foreign banks                                       o Corporate issuers
                          o Repurchase agreements in which the                  o The U.S. government and its agencies and
                            Portfolio buys securities at one price and            instrumentalities
                            simultaneously agrees to sell them back at a        o Multinational organizations such as the
                            higher price                                          World Bank
                          o Variable and floating rate instruments that change
                            interest rates periodically to keep their market
                            value near par
                          o U.S. government securities
                          o Taxable municipal bonds

===================================================================================================================================
Investment strategies     Safeco Money Market Portfolio will purchase only      Pioneer Money Market VCT Portfolio invests
                          high-quality securities with remaining maturities     exclusively in securities with a maximum
                          of 397 days or less. The portfolio will maintain      remaining maturity of 397 days and maintains a
                          a dollar-weighted average portfolio maturity of       dollar-weighted average portfolio maturity of 90
                          no more than 90 days.                                 days or less.

                                                                                Pioneer complies with the rating, maturity and
                                                                                diversification requirements applicable to money
                                                                                market funds. With those limits, Pioneer's
                                                                                assessment of broad economic factors that are
                                                                                expected to affect economic activity and interest
                                                                                rates influences its securities selection.

===================================================================================================================================
Other investments         Safeco Money Market Portfolio may invest in:          Pioneer Money Market VCT Portfolio may invest
                          o Restricted securities that are exempt               more than 25% of its total assets in U.S.
                            from registration requirements and eligible         government securities and obligations of U.S.
                            for resale to qualified institutional               banks.
                            investors, such as mutual funds, under Rule
                            144A or Section 4(2)                                The Portfolio may invest in any money market
                          o Corporate obligations such as publicly              instrument that is a permissible investment for a
                            traded bonds and notes                              money market fund under the rules of the SEC,
                          o Mortgage-backed securities                          including commercial paper, certificates of
                          o When-issued and delayed delivery                    deposit, time deposits, bankers' acceptances,
                            securities whose terms and conditions,              mortgaged-backed and asset-backed securities,
                            including price, are fixed by the issuer,           repurchase agreements, municipal obligations and
                            but are to be issued and delivered against          other short-term debt securities.
                            payment in the future, typically 30 to 45
                            days after the date of commitment.                  The Portfolio may not, except with respect to
                                                                                investments in obligations of (a) the U.S.
                          The Portfolio will limit its investment in            government, its agencies, authorities or
                          municipal obligations the interest on which is        instrumentalities and (b) domestic banks,
                          payable from the revenues of similar types of         purchase any security if, as a result (i) more
                          projects to less than 25% of the Portfolio's          than 5% of the assets of the Portfolio would be
                          total assets. As a matter of operating policy,        invested in the securities of any one issuer, or
                          "similar types of projects" may include sports,       (ii) more than 25% of its assets would be
                          convention or trade show facilities; airports or      invested in a particular industry.
                          mass transportation; sewage or solid waste
                          disposal facilities; or air and water pollution
                          control projects.

                          The Portfolio will limit its investment in securities whose issuers are located in the same state to less than 25% of the Portfolio's assets.

                          The Portfolio may invest up to 25% of its total assets in the "first tier securities" of a single issuer for up to three business days after purchase.

                          The Portfolio may not invest more than 5% of its total assets in second tier securities. In addition, the Portfolio may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

===================================================================================================================================

====================================================================================================================================
                                   Safeco Money Market Portfolio                     Pioneer Money Market VCT Portfolio
===================================================================================================================================
Temporary defensive       Safeco Money Market Portfolio may hold cash as a      Pioneer Money Market VCT Portfolio invests all of
strategies                temporary defensive measure when market               its assets in money market investments that are
                          conditions so warrant.                                eligible investments under Rule 2a-7 under the
                                                                                Investment Company Act.

===================================================================================================================================
Diversification          Each Portfolio is diversified for the purpose of the Investment Company Act, and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration   Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and            If immediately after and as a result of such          Pioneer Money Market VCT Portfolio will not
illiquid securities       action the value of the following securities, in      invest more than 10% of its net assets in
                          the aggregate, would exceed 10% of Safeco Money       illiquid and other securities that are not
                          Market Portfolio's net assets, the Portfolio will     readily marketable. Repurchase agreements
                          not (i) purchase securities for which there is no     maturing in more than seven days will be included
                          readily available market, (ii) purchase time          for purposes of the foregoing limit. Securities
                          deposits maturing in more than seven days, (iii)      subject to restrictions on resale under the 1933
                          purchase over-the-counter (OTC) options or hold       Act are considered illiquid unless they are
                          assets set aside to cover OTC options written by      eligible for resale pursuant to Rule 144A or
                          the Portfolio, (iv) enter into repurchase             another exemption from the registration
                          agreements maturing in more than seven days, or       requirements of the 1933 Act and are determined
                          (v) invest in interests in real estate investment     to be liquid by Pioneer.
                          trusts which are not readily marketable or
                          interests in real estate limited partnerships
                          which are not listed or traded on the NASDAQ
                          Stock Market.

===================================================================================================================================
Borrowing                 Safeco Money Market Portfolio may borrow money        Pioneer Money Market VCT Portfolio may not borrow
                          (i) from banks or (ii) by engaging in reverse         money, except from banks to meet redemptions in
                          repurchase agreements. The Portfolio will not         amounts not exceeding 33 1/3% (taken at the lower
                          commit to additional securities purchases if          of cost or current value) of its total assets
                          total outstanding borrowings are equal to 5% or       (including the amount borrowed). The Portfolio
                          more of total assets.                                 does not intend to borrow money during the coming
                                                                                year, and will do so only as a temporary measure
                                                                                for extraordinary purposes or to facilitate
                                                                                redemptions. The Portfolio will not purchase
                                                                                securities while any borrowings are outstanding.


===================================================================================================================================
Lending                   Safeco Money Market Portfolio may not make loans,     Pioneer Money Market VCT Portfolio may not make
                          provided that this restriction does not prevent       loans to any person, except by (i) the purchase
                          the Portfolio from purchasing debt obligations,       of a debt obligation in which the portfolio is
                          entering into repurchase agreements, loaning its      permitted to invest and (ii) engaging in
                          assets to broker-dealers or institutional             repurchase agreements.
                          investors and investing in loans, including
                          assignment and participation interests.

===================================================================================================================================
Derivative instruments    Safeco Money Market Portfolio may not purchase        Pioneer Money Market VCT Portfolio may not (i)
                          securities on margin. However, the Portfolio may      make short sales of securities; (ii) purchase
                          (i) obtain short-term credits as necessary to         securities on margin; and (iii) write, purchase
                          clear its purchases and sales of securities and       or otherwise invest in any put, call, straddle or
                          (ii) make margin deposits in connection with its      spread option or buy or sell real estate,
                          use of financial options and futures, forward and     commodities or commodity futures contracts or
                          spot currency contracts, swap transactions and        invest in oil, gas or mineral exploration or
                          other financial contracts or derivative               development programs.
                          instruments.

===================================================================================================================================
Other investment          As described above, the Portfolios have substantially similar principal investment strategies and
policies and              policies. Certain of the non-principal investment policies and restrictions are different. For a more
restrictions              complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

===================================================================================================================================
                                                         Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of Safeco Money Market Portfolio are not       The Class I shares of Pioneer Money Market VCT
                          subject to any sales charge.                          Portfolio you receive in the Reorganization will
                                                                                not be subject to any sales charge.

===================================================================================================================================

====================================================================================================================================
                                   Safeco Money Market Portfolio                     Pioneer Money Market VCT Portfolio
===================================================================================================================================
Management and other      Until August 2, 2004, Safeco Money Market             Pioneer Money Market VCT Portfolio pays Pioneer a
fees                      Portfolio paid SAM an investment advisory and         management fee equal to 0.50% of the Portfolio's
                          management fee equal to 0.65% of the Portfolio's      average daily net assets.
                          average daily net assets. Since August 2, 2004, such
                          fee has been paid to an escrow account and            During its most recent fiscal year, Pioneer Money
                          the escrowed fee will be paid to Pioneer if           Market VCT Portfolio paid an advisory fee at an
                          shareowners approve the interim investment            average rate of 0.50% of average daily net assets.
                          advisory agreement.
===================================================================================================================================
                          For the fiscal year ended December 31, 2003, the      In addition, Pioneer Money Market VCT Portfolio
                          Portfolio's annual operating expenses were 0.84%      reimburses Pioneer for certain fund accounting
                          of the Portfolio's average daily net assets.          and legal expenses incurred on behalf of the
                                                                                Portfolio and pays a separate shareowner
                                                                                servicing/transfer agency fee to PIMSS, an
                                                                                affiliate of Pioneer.

                                                                                For the fiscal year ended December 31, 2003, the
                                                                                Portfolio's annual operating expenses for Class I
                                                                                shares were 0.72% of the Portfolio's average daily
                                                                                net assets.


                                                                                Pioneer has agreed until December 10, 2006 to
                                                                                limit the expenses (excluding extraordinary
                                                                                expenses) of the Class I shares of the Portfolio
                                                                                to 0.90% of the average daily net assets
                                                                                attributable to Class I.

===================================================================================================================================
Distribution and          Shares of Safeco Money Market Portfolio and Class I shares of Pioneer Money Market VCT Portfolio are
service (12b-1) fee       not subject to a Rule 12b-1 fee.

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio. The offering of shares of either Portfolio may be suspended for a period of time, and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the
                          Portfolio receives the request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your variable contract's prospectus. You can also sell your shares by contacting the
                          Portfolio directly if your account is registered in your name.

===================================================================================================================================


Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. You could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

    o Interest rates go up causing the value of the Portfolio's investment to decline

    o The issuer of a security owned by the Portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

    o Pioneer's judgment about the credit quality, attractiveness or relative value or a particular security proves to be incorrect

Past Performance


Set forth below is performance information for each Portfolio. The bar charts show how each Portfolio's total return has varied from year to year for each full calendar year. The tables show average annual total return for each Portfolio over time compared with a broad-based securities market index. Each Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results.


                          Safeco Money Market Portfolio
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1994     3.65
1995     5.56
1996     4.94
1997     5.08
1998     4.95
1999     4.63
2000     5.82
2001     3.75
2002     1.53
2003     0.5

*During the period shown in the bar chart, your Portfolio's highest quarterly return was 1.53% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.07% for the quarter ended December 31, 2003.


               Pioneer Money Market VCT Portfolio - Class I Shares
                          Calendar Year Total Returns*


[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1996     4.51
1997     4.64
1998     4.68
1999     4.38
2000     5.71
2001     3.39
2002     1.19
2003     0.56


*During the period shown in the bar chart, since inception on March 1, 1995, Pioneer Money Market VCT Portfolio's highest quarterly return was 1.47% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.10% for the quarter ended September 30, 2003.

    Average Annual Total Returns and 7-Day Yield as of December 31, 2003



                                                                                             Since     7-day
                                                          1 Year    5 Years    10 Years    Inception   Yield
                                                          ------    -------    --------    ---------   -----

Safeco Money Market Portfolio                             0.50%      3.23%       4.03%        N/A      0.28%
Pioneer Money Market VCT Portfolio, Class I Shares(1)     0.56%      3.03%        N/A        3.77%     0.47%
90-day U.S. Treasury Bill                                 1.03%      3.34%       4.18%       4.13%      N/A
  (reflects no deduction for fees or expenses)

__________________
(1) The Pioneer Money Market VCT Portfolio commenced operations on March 1,
1995.

The most recent portfolio manager's discussion for Safeco Money Market Portfolio and Pioneer Money Market VCT Portfolio is attached as Exhibit D.

The Portfolios' Fees and Expenses


Shareowners of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Money Market VCT Portfolio, the expenses of Pioneer Money Market VCT Portfolio for the period ended December 31, 2003. Future expenses may be greater or less.



======================================================================================================================
                                                                    Pioneer Money Market          Combined Fund
                                                                       VCT Portfolio           (Pro Forma for the
  Shareowner transaction fees (paid       Safeco Money Market          Class I Shares           fiscal year ended
    directly from your investment)             Portfolio                                       December 31, 2003)
======================================================================================================================
Redemption fees for shares held less              None                      None                      None
than 30 days
======================================================================================================================
Sales charge or deferred sales charge             None                      None                      None
======================================================================================================================
Annual Portfolio operating expenses
(deducted from Portfolio assets)
(as a % of average net assets)
======================================================================================================================
Management fee                                   0.65%                     0.50%                      0.50%
======================================================================================================================
Distribution and service (12b-1) fee              None                      None                      None
======================================================================================================================
Other expenses                                   0.19%                     0.22%                      0.22%
======================================================================================================================
Total Portfolio operating expenses               0.84%                     0.72%                      0.72%
======================================================================================================================
Expense reduction                                 None                    None (1)                    None
======================================================================================================================
Net Portfolio operating expenses                 0.84%                     0.72%                      0.72%
======================================================================================================================

(1) Pioneer has agreed until December 10, 2006 to limit the expenses (excluding extraordinary expenses) of the Class I shares of Pioneer Money Market VCT Portfolio to 0.90% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Money Market VCT Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.



======================================================================
Example
======================================================================
                    Safeco Money Market Portfolio
======================================================================

======================================================================
Year 1                                        $86
======================================================================
Year 3                                       $268
======================================================================
Year 5                                       $466
======================================================================
Year 10                                     $1,037
======================================================================
                 Pioneer Money Market VCT Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $74
======================================================================
Year 3                                       $230
======================================================================
Year 5                                       $401
======================================================================
Year 10                                      $894
======================================================================
                      Combined Fund (Pro Forma)
======================================================================
Class I Shares
======================================================================
Year 1                                        $74
======================================================================
Year 3                                       $230
======================================================================
Year 5                                       $401
======================================================================
Year 10                                      $894
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Money Market Portfolio. The Trustees considered the following matters, among others, in approving the proposal.


First, SAM, the investment adviser to Safeco Money Market Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment adviser was necessary.

Second, the investment performance of Pioneer Money Market VCT Portfolio is comparable to the historical investment performance of your Portfolio. For the one and five year periods ended June 30, 2004, Class I shares of Pioneer Money Market VCT Portfolio had an average annual return of 0.46% and 2.68%, respectively, compared to an average annual return of your Portfolio's shares of 0.32% and 2.82%, respectively, during the same period. In addition, the Trustees considered the track record of Pioneer in managing equity and fixed income mutual funds.

Third, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutions and other clients. As of June 30, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareowners of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareowner account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareowners through exchanges. In addition, Pioneer offers shareowners additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareowner's direct accounts in the Pioneer Funds over the telephone or online.

Fourth, Pioneer Money Market VCT Portfolio's advisory fee that will be payable and its total operating expenses are lower than your Portfolio's advisory fee and total operating expenses for the most recent fiscal year. In addition, Pioneer's commitment to limit the expenses of Class I shares as described above.

Fifth, the Class I shares of Pioneer Money Market VCT Portfolio received in the Reorganization will provide Safeco Money Market Portfolio shareowners with exposure to substantially the same investment product as they currently have. Pioneer and Symetra will pay all expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareowner communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and (4) the Trustees' fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganizations."

The board of trustees of Pioneer Money Market VCT Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Money Market VCT Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Money Market VCT Portfolio and its shareowners.


Capitalization


The following table sets forth the capitalization of each Portfolio as of June 30, 2004.



==========================================================================================================================
                                                                  Pioneer Money Market VCT
                                                                         Portfolio
                                          Safeco Money Market          Class I Shares               Combined Fund
                                               Portfolio               June 30, 2004                 (Pro Forma
                                             June 30, 2004                                       as of June 30, 2004)
==========================================================================================================================
Net Assets (in thousands)                       $24,898                   $29,179                      $54,077

==========================================================================================================================
Net Asset Value Per Share                        $1.00                     $1.00                        $1.00

==========================================================================================================================
Shares Outstanding                             24,898,000                29,190,000                  54,088,000
==========================================================================================================================

It is impossible to predict how many shares of Pioneer Money Market VCT Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Money Market VCT Portfolio's shares that will actually be received and distributed.


Board's Evaluation and Recommendation


For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Money Market VCT Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Money Market VCT Portfolio.

The Trustees recommend that the shareowners of your Safeco Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                       Safeco Multi-Cap Core Portfolio and
                       Pioneer Mid Cap Value VCT Portfolio


                                  PROPOSAL 1(e)
                Approval of Agreement and Plan of Reorganization

                                     SUMMARY


The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Safeco Multi-Cap Core Portfolio and Pioneer Mid Cap Value VCT Portfolio have substantially similar investment objectives and similar investment policies. However, the investment strategies pursued by Pioneer and SAM may differ as discussed in the table below under "Investment strategies." The Portfolios are managed by a new investment adviser, Pioneer, and a different portfolio management team.

           Comparison of Safeco Multi-Cap Core Portfolio to the Pioneer Mid Cap Value VCT Portfolio
===================================================================================================================================
                                  Safeco Multi-Cap Core Portfolio                    Pioneer Mid Cap Value VCT Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A series of Pioneer Variable Contracts Trust, a
                          diversified open-end management investment            diversified open-end management investment company
                          company organized as a Delaware statutory trust.      organized as a Delaware statutory trust.

===================================================================================================================================
Net assets as of          $50.6 million                                         $598 million
June 30, 2004

===================================================================================================================================
Investment advisers and   Investment Adviser (until August 2, 2004):            Investment Adviser:
portfolio managers        SAM                                                   Pioneer

                          Portfolio Managers (until August 2, 2004):            Portfolio Managers:
                          Bill Whitlow (since 1997)                             J. Rodman Wright
                          CFA, Vice President, SAM                              Senior Vice President, Pioneer
                                                                                Joined Pioneer in 1994
                          Brian Clancy (since 2003)                             Investment professional since 1988
                          CFA, Equity Analyst
                                                                                Sean Gavin
                          Currently Pioneer is acting as investment adviser     Vice President, Pioneer
                          to the Portfolio. The portfolio managers of the       Joined Pioneer in 2002
                          Pioneer Portfolio, as indicated in the next column,
                          currently manage your Safeco Portfolio.


===================================================================================================================================
Investment objective      Safeco Multi-Cap Core Portfolio seeks long-term       Pioneer Mid Cap Value VCT Portfolio seeks capital
                          growth of capital.                                    appreciation by investing in a diversified portfolio
                                                                                of securities consisting primarily of common stocks.

===================================================================================================================================
                          Each Portfolio provides written notice to shareowners at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================

===================================================================================================================================
                                  Safeco Multi-Cap Core Portfolio                    Pioneer Mid Cap Value VCT Portfolio
===================================================================================================================================
Primary investment        Under normal circumstances, Safeco Multi-Cap          Normally, Pioneer Mid Cap Value VCT Portfolio
policy                    Core Portfolio invests in a blend of growth and       invests at least 80% of its total assets in equity
                          value-oriented stocks of companies of any size.       securities of mid-size companies, that is companies
                                                                                with market values within the range of market values
                                                                                of companies included in the Russell Midcap Value
                                                                                Index.

                                                                                The Portfolio focuses on issuers with
                                                                                capitalizations within the $1 billion to $10
                                                                                billion range, and that range will change
                                                                                depending on market conditions.

                                                                                The equity securities in which the Portfolio
                                                                                principally invests are common stocks, preferred
                                                                                stocks, depositary receipts and convertible debt,
                                                                                but the Portfolio may invest in other types of
                                                                                equity securities to a lesser extent, such as
                                                                                warrants and rights.

===================================================================================================================================
Investment strategies     When evaluating a stock to buy for Safeco             Pioneer uses a "value" approach to select Pioneer
                          Multi-Cap Core Portfolio, the Portfolio's             Mid Cap Value VCT Portfolio's investments. Pioneer
                          adviser looks for:                                    seeks securities selling at substantial discounts to
                          o Faster earnings growth than their                   their underlying values and then holds these
                            competitors                                         securities until the market values reflect their
                          o Low price-to-earnings ratios when                   intrinsic values.
                            compared to competitors
                          o A share price that represents good                  Pioneer evaluates a security's potential value,
                            value                                               including the attractiveness of its market
                          o Potential for long-term appreciation                valuation, based on the company's assets and
                                                                                prospects for earnings growth. Pioneer evaluates
                                                                                the issuer based on its financial statements and
                                                                                operations, employing a bottom-up analytic style.

                                                                                Factors Pioneer looks for in selecting investments
                                                                                include:

                                                                                o Favorable expected returns relative to
                                                                                  perceived risk
                                                                                o Management with demonstrated ability and
                                                                                  commitment to the company
                                                                                o Low market valuations relative to earnings
                                                                                  forecast, book value, cash flow and sales
                                                                                o Turnaround potential for companies that have
                                                                                  been through difficult periods
                                                                                o Estimated private market value in excess of
                                                                                  current stock price
                                                                                o Whether the issuer's industry has strong
                                                                                  fundamentals, such as increasing or sustainable
                                                                                  demand and barriers to entry

===================================================================================================================================
Other investments         Safeco Multi-Cap Core Portfolio may invest in         Pioneer Mid Cap Value VCT Portfolio may invest up to
                          index futures as a cash management technique          25% of its total assets in equity and debt
                          in order to keep fully invested.                      securities of non-U.S. issuers. The Portfolio will
                                                                                not invest more than 5% of its total assets in the
                          The Portfolio may invest up to 20% of its             securities of emerging markets issuers.
                          assets in foreign securities which are listed
                          on a national exchange, including investments         The Portfolio may invest up to 20% of its total
                          in American Depositary Receipts.                      assets in debt securities of corporate and
                                                                                government issuers. Generally the Portfolio
                                                                                acquires debt securities that are investment
                                                                                grade, but the Portfolio may invest up to 5% of
                                                                                its net assets in below investment grade
                                                                                convertible debt securities issued by both U.S.
                                                                                and non-U.S. issuers. The Portfolio invests in
                                                                                debt securities when Pioneer believes they are
                                                                                consistent with the Portfolio's investment
                                                                                objective by offering the potential for capital
                                                                                appreciation, to diversify the Portfolio's
                                                                                portfolio for greater liquidity.

===================================================================================================================================

===================================================================================================================================
                                  Safeco Multi-Cap Core Portfolio                    Pioneer Mid Cap Value VCT Portfolio
===================================================================================================================================
Temporary defensive       Safeco Multi-Cap Core Portfolio may hold cash         Pioneer Mid Value VCT Portfolio invests all or
strategies                or invest in high-quality, short-term                 part of its assets in securities with remaining
                          securities issued by an agency or                     maturities of less than one year, cash equivalents
                          instrumentality of the U.S. government,               or may hold cash.
                          high-quality commercial paper, certificates of
                          deposit, shares of no-load, open-end money
                          market funds, or repurchase agreements as a
                          temporary defensive measure when market
                          conditions so warrant.

===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          Pioneer Mid Value VCT Portfolio will not invest
securities                action the value of the following securities,         more than 15% of its net assets in illiquid and
                          in the aggregate, would exceed 15% of the             other securities that are not readily marketable.
                          Portfolio's net assets, Safeco Multi-Cap Core         Repurchase agreements maturing in more than seven
                          Portfolio will not (i) purchase securities for        days will be included for purposes of the foregoing
                          which there is no readily available market,           limit. Securities subject to restrictions on resale
                          (ii) purchase time deposits maturing in more          under the 1933 Act are considered illiquid unless
                          than seven days, (iii) purchase                       they are eligible for resale pursuant to Rule 144A
                          over-the-counter (OTC) options or hold assets         or another exemption from the registration
                          set aside to cover OTC options written by the         requirements of the 1933 Act and are determined to
                          Portfolio, (iv) enter into repurchase                 be liquid by Pioneer.
                          agreements maturing in more than seven days,
                          or (v) invest in interests in real estate
                          investment trusts which are not readily
                          marketable or interests in real estate limited
                          partnerships which are not listed or traded on
                          the NASDAQ Stock Market.

===================================================================================================================================
Borrowing                 Safeco Multi-Cap Core Portfolio may borrow            Pioneer Mid Cap Value VCT Portfolio may not borrow
                          money (i) from banks or (ii) by engaging in           money, except from banks to meet redemptions in
                          reverse repurchase agreements. The Portfolio          amounts not exceeding 33 1/3% (taken at the lower of
                          will not commit to additional securities              cost or current value) of its for total assets
                          purchases if total outstanding borrowings are         (including the amount borrowed). The extraordinary
                          equal to 5% or more of total assets.                  Portfolio does not intend to borrow money during the
                                                                                coming year, and will do so only as a temporary
                                                                                measure for extraordinary purposes or to
                                                                                facilitate redemptions. The Portfolio will not
                                                                                purchase securities while any borrowings are
                                                                                outstanding.

===================================================================================================================================
Lending                   Safeco Multi-Cap Core Portfolio may lend              Pioneer Mid Cap Value VCT Portfolio may not make
                          securities to qualified institutional investors       loans to any person, except by (i) the purchase of a
                          with a value of up to 33% of the Portfolio's          debt obligation in which the Portfolio is permitted
                          total assets.                                         to invest and (ii) engaging in repurchase
                                                                                agreements.

===================================================================================================================================
Derivative instruments    Safeco Multi-Cap Core Portfolio may not               Pioneer Mid Cap Value VCT Portfolio may not (i) make
                          purchase securities on margin. However, the           short sales of securities; (ii) purchase securities
                          Portfolio may (i) obtain short-term credits as        on margin; and (iii) write, purchase or otherwise
                          necessary to clear its purchases and sales of         invest in any put, call, straddle or spread option
                          securities and (ii) make margin deposits in           or buy or sell real estate, commodities or commodity
                          connection with its use of financial options          futures contracts or invest in oil, gas or mineral
                          and futures, forward and spot currency                exploration or development programs.
                          contracts, swap transactions and other
                          financial contracts or derivative instruments.

                          The Portfolio will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options would exceed 20% of the Portfolio's net assets.

===================================================================================================================================

===================================================================================================================================
                                  Safeco Multi-Cap Core Portfolio                    Pioneer Mid Cap Value VCT Portfolio
===================================================================================================================================
                          The Portfolio will not purchase a put or call
                          option or option on a futures contract if, as a
                          result thereof, the aggregate premiums paid on all
                          options or options on futures contracts held by
                          the Portfolio would exceed 20% of the Portfolio's
                          net assets.

                          The Portfolio will not enter into any futures contract or option on futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.

===================================================================================================================================
Other investment and      As described above, the Portfolios have substantially similar principal investment strategies and
policies restrictions     policies. Certain of the non-principal investment policies and restrictions are different. For a more complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of the Portfolio are not subject to any        The Class I shares of Pioneer Mid Cap Value VCT
                          sales charges.                                        Portfolio you receive in the Reorganization will not
                                                                                be subject to any sales charge.

===================================================================================================================================
Management and other      Until August 2, 2004, Safeco Multi-Cap Core           Pioneer Mid Cap Value VCT Portfolio pays Pioneer a
fees                      Portfolio paid SAM an investment advisory and         management fee equal to 0.65% of the Portfolio's
                          management fee equal to 0.74% of the                  average daily net assets.
                          Portfolio's average daily net assets. Since
                          August 2, 2004, such fee has been paid to an          In addition, the Portfolio reimburses Pioneer for
                          escrow account and the escrowed fee will be           certain fund accounting and legal expenses incurred
                          paid to Pioneer if shareowners approve the            on behalf of the Portfolio.
                          interim investment advisory agreement.
                                                                                Pioneer has agreed until December 10, 2006 to limit
                          For the fiscal year ended December 31, 2003, the      the expenses (excluding extraordinary expenses) of
                          Portfolio's annual operating expenses were            the Class I shares of the Portfolio to 0.88% of the
                          0.88% of the Portfolio's average daily net            average daily net assets attributable to Class I.
                          assets.
===================================================================================================================================
Distribution and          Shares of Safeco Multi-Cap Core Portfolio and Class I shares of Pioneer Mid Cap Value VCT Portfolio are
service (12b-1) fee       not subject to a Rule 12b-1 fee.

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio. The offering of shares of either Portfolio may be suspended for a period of time, and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives the request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your variable contract's prospectus.
===================================================================================================================================


Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. You could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:

    o   The stock market goes down (this risk may be greater in the short term)
    o   Mid-size or value stocks fall out of favor with investors
    o The Portfolio's assets remain undervalued or do not have the potential value originally expected

Each Portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:

    o Be more sensitive to changes in earnings results and investor expectations
    o   Have more limited product lines and capital resources
    o   Experience sharper swings in market values
    o Be harder to sell at the times and prices the investment adviser thinks appropriate
    o   Offer greater potential for gain and loss

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

    o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
    o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the investment adviser may not be able to sell the Portfolio's securities at times, in amounts and at prices it considers reasonable
    o Adverse effect of currency exchange rates or controls on the value of the Portfolio's investments
    o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
    o Economic, political and social developments may adversely affect the securities markets
    o   Withholding and other non-U.S. taxes may decrease the Portfolio's return


Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either Portfolio.


Past Performance


Set forth below is performance information for each Portfolio. The bar charts show how each Portfolio's total return has varied from year to year for each full calendar year. The tables show average annual total return for each Portfolio over time compared with a broad-based securities market index. Each Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results.


                         Safeco Multi-Cap Core Portfolio
                          Calendar Year Total Returns*



[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1994     3.65
1995     7.42
1996    12.44
1997    31.02
1998     2.89
1999    54.62
2000   -14.93
2001   -10.64
2002   -24.02
2003    45.46


*During the period shown in the bar chart, your Portfolio's highest quarterly return was 34.35% for the quarter ended December 31, 1999, and the lowest quarterly return was -21.06% for the quarter ended September 30, 2001.

              Pioneer Mid Cap Value VCT Portfolio - Class I Shares
                          Calendar Year Total Returns*


[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1996    15.03
1997    24.69
1998    -4.02
1999    13.13
2000       18
2001     6.49
2002   -11.21
2003    37.48


*During the period shown in the bar chart, since its inception on March 1, 1995, Pioneer Mid Cap Value VCT Portfolio's highest quarterly return was 17.33% for the quarter ended June 30, 2003, and the lowest quarterly return was -20.94% for the quarter ended September 30, 1998.

                         Safeco Multi-Cap Core Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                                  1 Year       5 Years     10 Years
                                                                  ------       -------     --------

Safeco Multi-Cap Core Portfolio                                   45.46%        5.37%        8.17%
Russell 3000 Index (1)                                            31.04%        0.36%       10.77%
  (reflects no deduction for fees or expenses)
S&P 500 Index (1)                                                 28.67%       -0.57%       11.06%
  (reflects no deduction for fees or expenses)

-------------------
(1) The Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies based on market capitalization, and the S&P 500 Index, an unmanaged index of 500 stocks, are for reference only and do not mirror the Portfolio's investments.


                       Pioneer Mid Cap Value VCT Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                                                             Since
                                                                  1 Year       5 Years     Inception
                                                                  ------       -------     ---------

Pioneer Mid Cap Value VCT Portfolio, Class I Shares(1)            37.48%       11.64%       12.34%
Russell Midcap Value Index(2)                                     38.07%        8.73%       14.17%
  (reflects no deduction for fees or expenses)

(1) Pioneer Mid Cap Value VCT Portfolio commenced operations on March 1, 1995.

(2) The Russell Midcap Value Index, an unmanaged index measuring the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values, is for reference only and does not mirror the Portfolio's investments.

The most recent portfolio manager's discussion of Safeco Multi-Cap Core Portfolio and Pioneer Mid Cap Value VCT Portfolio are attached as Exhibit D.

The Portfolios' Fees and Expenses


Shareowners of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Mid Cap Value VCT Portfolio, the expenses of Pioneer Mid Cap Value VCT Portfolio for the period ended December 31, 2003. Future expenses may be greater or less.

================================================================================================================================
  Shareowner transaction fees (paid                                     Pioneer Mid Cap Value VCT          Combined Fund
    directly from your investment)          Safeco Multi-Cap Core       Portfolio Class I Shares     (Pro Forma for the fiscal
                                                  Portfolio                                           year ended December 31,
                                                                                                               2003)
================================================================================================================================
Redemption fees for shares held less                None                          None                         None
than 30 days
================================================================================================================================
Sales charge or deferred sales charge               None                          None                         None
================================================================================================================================
Annual Portfolio operating expenses
(deducted from Portfolio assets)
(as a % of average net assets)
================================================================================================================================
Management fee                                      0.74%                         0.65%                        0.65%
================================================================================================================================
Distribution and service (12b-1) fee                None                          None                         None
================================================================================================================================
Other expenses                                      0.14%                         0.11%                        0.18%
================================================================================================================================
Total Portfolio operating expenses                  0.88%                         0.76%                        0.83%
================================================================================================================================
Expense reduction                                   None                          None (1)                   None (1)
================================================================================================================================
Net Portfolio operating expenses                    0.88%                         0.76%                        0.83%
================================================================================================================================

(1) Pioneer has agreed until December 10, 2006 to limit the expenses (excluding extraordinary expenses) of the Class I shares of Pioneer Mid Cap Value VCT Portfolio to 0.88% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Mid Cap Value VCT Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                   Safeco Multi-Cap Core Portfolio
======================================================================

======================================================================
Year 1                                        $90
======================================================================
Year 3                                       $281
======================================================================
Year 5                                       $488
======================================================================
Year 10                                     $1,084
======================================================================
                 Pioneer Mid Cap Value VCT Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                        $78
======================================================================
Year 3                                       $243
======================================================================
Year 5                                       $422
======================================================================
Year 10                                      $942
======================================================================
                      Combined Fund (Pro Forma)
======================================================================
Class I Shares
======================================================================
Year 1                                        $85
======================================================================
Year 3                                       $265
======================================================================
Year 5                                       $460
======================================================================
Year 10                                     $1,025
======================================================================

Reasons for the Proposed Reorganization


The Trustees believe that the proposed Reorganization is in the best interests of Safeco Multi-Cap Core Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to Safeco Multi-Cap Core Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment adviser was necessary.

Second, the investment performance of Pioneer Mid Cap Value VCT Portfolio is comparable to the historical investment performance of your Portfolio. For the one and five year periods ended June 30, 2004, Class I shares of Pioneer Mid Cap Value VCT Portfolio had an average annual return of 32.23% and 10.11%, respectively, compared to an average annual return of your Portfolio's shares of 25.92% and 2.76%, respectively, during the same periods. In addition, the Trustees considered the track record of Pioneer in managing equity and fixed income mutual funds.

Third, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutions and other clients. As of June 30, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareowners of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareowner account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareowners through exchanges. In addition, Pioneer offers shareowners additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareowner's direct accounts in the Pioneer Funds over the telephone or online.

Fourth, Pioneer Mid Cap Value VCT Portfolio's lower advisory fees and operating expenses than your Portfolio's advisory fees and operating expenses for the most recent fiscal year. In addition, Pioneer's commitment to limit the expenses of Class I shares as described above. This expense ratio is the same as the expense ratio of your Portfolio.

Fifth, the Class I shares of Pioneer Mid Cap Value VCT Portfolio received in the Reorganization will provide Safeco Multi-Cap Core Portfolio shareowners with exposure to substantially the same investment product as they currently have.

Pioneer and Symetra will pay all expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareowner communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and (4) the Trustee fees and expenses incurred as a result of the Reorganizations.

The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganizations."

The board of trustees of Pioneer Mid Cap Value VCT Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Mid Cap Value VCT Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Mid Cap Value VCT Portfolio and its shareowners.

Capitalization


The following table sets forth the capitalization of each Portfolio as of June 30, 2004.

===================================================================================================================
                                                           Pioneer Mid Cap Value VCT
                                 Safeco Multi-Cap Core             Portfolio                  Combined Fund
                                       Portfolio                 Class I Shares                (Pro Forma
                                     June 30, 2004               June 30, 2004            as of June 30, 2004)
===================================================================================================================
Net Assets (in thousands)               $50,632                     $198,767                    $249,399

===================================================================================================================
Net Asset Value Per Share               $19.63                       $21.99                      $21.99

===================================================================================================================
Shares Outstanding                     2,579,000                   9,037,285                   11,339,786
===================================================================================================================

It is impossible to predict how many shares of Pioneer Mid Cap Value VCT Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Mid Cap Value VCT Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Mid Cap Value VCT Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Mid Cap Value VCT Portfolio.

The Trustees recommend that the shareowners of your Safeco Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                      Safeco Small-Cap Value Portfolio and
                    Pioneer Small Cap Value II VCT Portfolio


                                  PROPOSAL 1(f)
                Approval of Agreement and Plan of Reorganization


                                     SUMMARY


The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement, including the form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Safeco Small-Cap Value Portfolio and Pioneer Small Cap Value II VCT Portfolio have substantially similar investment objectives and similar investment policies. However, the investment strategies pursued by Pioneer and SAM may differ as discussed in the table below under "Investment strategies." The Portfolios are managed by a new investment adviser, Pioneer, and a different portfolio management team.

          Comparison of Safeco Small-Cap Value Portfolio to the Pioneer Small Cap Value II VCT Portfolio
===================================================================================================================================
                                  Safeco Small-Cap Value Portfolio                 Pioneer Small Cap Value II VCT Portfolio
===================================================================================================================================
Business                  A series of Safeco Resource Series Trust, a           A newly created series of Pioneer Variable
                          diversified open-end management investment company    Contracts Trust, a diversified open-end management
                          organized as a Delaware statutory trust.              investment company organized as a Delaware
                                                                                statutory  trust.
===================================================================================================================================
Net assets as of          $46.4 million                                         None. Pioneer Small Cap Value II VCT Portfolio is
June 30, 2004                                                                   newly created and does not expect to commence
                                                                                investment operations until the Reorganization
                                                                                occurs.

===================================================================================================================================
Investment advisers and   Investment Adviser (until August 2, 2004):            Investment Adviser:
portfolio managers        SAM                                                   Pioneer

                          Portfolio Manager (until August 2, 2004):             Portfolio Managers:
                          Greg Eisen (since 1997)                               David M. Adams
                          CFA, Assistant Vice President, SAM                    Vice President, Pioneer
                                                                                Joined Pioneer in 1994
                          Currently Pioneer is acting as investment adviser to  Investment Professional since 1992 the Portfolio. The portfolio managers of the Pioneer
                          Portfolio, as indicated  in the next column,          John McPherson
                          currently manage your Safeco Portfolio.               Assistant Portfolio Manager, Pioneer
                                                                                Joined Pioneer in 2002
===================================================================================================================================
Investment objective      Safeco Small-Cap Value Portfolio seeks                Pioneer Small Cap Value II VCT Portfolio seeks
                          long-term growth of capital through investing         capital growth.
                          primarily in small-sized companies.

===================================================================================================================================
                          Each Portfolio provides written notice to shareowners at least 60 days prior to any change to its investment objective as described above.

===================================================================================================================================

===================================================================================================================================
                                  Safeco Small-Cap Value Portfolio                 Pioneer Small Cap Value II VCT Portfolio
===================================================================================================================================
Primary investment        Under normal circumstances, Safeco Small-Cap          Pioneer Small Cap Value II VCT Portfolio will
policy                    Value Portfolio invests at least 80% of its net       normally invest at least 80% of its net assets in
                          assets (plus any borrowings for investment            equity securities of small companies. Small
                          purposes) in equity and equity-related                companies are those with market values, at the time
                          securities of companies with total market             of investment, that do not exceed the greater of the
                          capitalization at the time of investment of           market capitalization of the largest company within
                          less than $1.5 billion.                               the Russell 2000 Index or the 3-year rolling average
                                                                                of the market capitalization of the largest
                                                                                company within the Russell 2000 Index as measured
                                                                                at the end of the preceding month. The Russell
                                                                                2000 Index measures the performance of the 2,000
                                                                                smallest companies in the Russell 3000 Index. The
                                                                                size of the companies in the Index changes with
                                                                                market conditions and the composition of the
                                                                                index. Pioneer monitors the Portfolio so that,
                                                                                under normal circumstances, the capitalization
                                                                                range of the Portfolio is consistent with the
                                                                                inclusion of the Portfolio in the Lipper Small-Cap
                                                                                category. For purposes of the Portfolio's
                                                                                investment policies, equity securities include
                                                                                common stocks, convertible debt and other equity
                                                                                instruments, such as depositary receipts,
                                                                                warrants, rights, interests in real estate
                                                                                investment trusts (REITs) and preferred stocks.


===================================================================================================================================
Investment strategies     When evaluating a stock to buy for Safeco             Pioneer uses a "value" approach to select Pioneer
                          Small-Cap Value Portfolio, SAM looked for             Small Cap Value II Portfolio's investments. Pioneer
                          companies having one or more of the following         seeks securities selling at substantial discounts to
                          characteristics:                                      their underlying values and then holds these
                          o Long-term potential for above-average               securities until the market values reflect their
                            or improving earnings growth                        intrinsic values.
                          o Involvement in new or innovative
                            products or services                                Pioneer evaluates a security's potential value,
                          o A share price that represents good                  including the attractiveness of its market
                            relative value as determined by                     valuation,based on the company's assets and
                            price-to-earnings ratio or other commonly           prospects for earnings and revenue growth. Factors
                            used valuation measures                             Pioneer looks for in selecting investments include:
                                                                                o Above average potential for earnings and
                                                                                  revenue growth
                                                                                o Favorable expected returns relative to
                                                                                  perceived risks
                                                                                o Management with demonstrated ability and
                                                                                  commitment to the company
                                                                                o Low market valuations relative to earnings
                                                                                  forecast, book value, cash flow and sales
                                                                                o Turnaround potential for companies that have
                                                                                  been through difficult periods
                                                                                o Low debt levels relative to equity
                                                                                o Issuer's industry has strong fundamentals,
                                                                                  such as increasing or sustainable demand and
                                                                                  barriers to entry

===================================================================================================================================
Other investments         Safeco Small-Cap Value Portfolio may invest in        Pioneer Small Cap Value II Portfolio may invest up
                          securities convertible into common stock, but         to 25% of its total assets in REITs.
                          less than 35% of its total assets will be invested
                          in such securities.
                                                                                The Portfolio may invest in securities of Canadian
                                                                                issuers to the same extent as securities of U.S.
                          The Portfolio may invest up to 20% of its             issuers.
                          assets in foreign securities which are listed
                          on a national exchange, including investments         The Portfolio may invest up to 5% of its total
                          in American Depositary Receipts.                      assets in equity and debt securities of other
                                                                                non-U.S. issuers, including securities of emerging
                                                                                market issuers.

                                                                                The Portfolio may invest up to 20% of its total
                                                                                assets in debt securities of corporate and
                                                                                government issuers. The Portfolio may invest up to
                                                                                5% of its net assets in below investment grade
                                                                                debt securities issued by both U.S. and non-U.S.
                                                                                issuers, including below investment grade
                                                                                convertible debt securities.

===================================================================================================================================

===================================================================================================================================
                                  Safeco Small-Cap Value Portfolio                 Pioneer Small Cap Value II VCT Portfolio
===================================================================================================================================
Temporary defensive       Safeco Small-Cap Value Portfolio may hold cash        Pioneer Small Cap Value II Portfolio may invest all
strategies                or invest in high-quality, short-term                 or part of its assets in securities with remaining
                          securities issued by an agency or                     maturities of less than one year, cash equivalents
                          instrumentality of the U.S. government,               or may hold cash.
                          high-quality commercial paper, certificates of
                          deposit, shares of no-load, open-end money
                          market funds, or repurchase agreements as a
                          temporary defensive measure when market
                          conditions so warrant.

===================================================================================================================================
Diversification           Each Portfolio is diversified for the purpose of the Investment Company Act and each Portfolio is subject to diversification requirements under the Code.

===================================================================================================================================
Industry concentration    Each Portfolio may not invest more than 25% of its assets in any one industry.

===================================================================================================================================
Restricted and illiquid   If immediately after and as a result of such          Pioneer Small Cap Value II Portfolio will not invest
securities                action the value of the following securities,         more than 15% of its net assets in illiquid and
                          in the aggregate, would exceed 15% of the             other securities that are not readily marketable.
                          Portfolio's net assets, Safeco Small-Cap Value        Repurchase agreements maturing in more than seven
                          Portfolio will not (i) purchase securities for        days will be included for purposes of the foregoing
                          which there is no readily available market,           limit. Securities subject to restrictions on resale
                          (ii) purchase time deposits maturing in more          under the 1933 Act are considered illiquid unless
                          than seven days, (iii) purchase                       they are eligible for resale pursuant to Rule 144A
                          over-the-counter (OTC) options or hold assets         or another exemption from the registration
                          set aside to cover OTC options written by the         requirements of the 1933 Act and are determined to
                          Portfolio, (iv) enter into repurchase                 be liquid by Pioneer.
                          agreements maturing in more than seven days, or
                          (v) invest in interests in REITs which are not
                          readily marketable or interests in real estate
                          limited partnerships which are not listed or
                          traded on the NASDAQ Stock Market.

===================================================================================================================================
Borrowing                 Safeco Small-Cap Value Portfolio may borrow           Pioneer Small Cap Value II Portfolio may not borrow
                          money (i) from banks or (ii) by engaging in           money in amounts exceeding 10% of the Portfolio's
                          reverse repurchase agreements. The Portfolio          total assets (including the amount borrowed) taken
                          will not commit to additional securities              at market value.
                          purchases if total outstanding borrowings are
                          equal to 5% or more of total assets.

===================================================================================================================================
Lending                   Safeco Small-Cap Value Portfolio may lend             Pioneer Small Cap Value II Portfolio may not make
                          securities to qualified institutional investors       loans, except that the Portfolio may (i) lend
                          with a value of up to 33% of the Portfolio's          portfolio securities in accordance with the
                          total assets.                                         Portfolio's investment policies, (ii) enter into
                                                                                repurchase agreements, (iii) purchase all or a
                                                                                portion of an issue of publicly distributed debt
                                                                                securities, bank loan participation interests,
                                                                                bank certificates of deposit, bankers'
                                                                                acceptances, debentures or other securities,
                                                                                whether or not the purchase is made upon the
                                                                                original issuance of the securities, (iv)
                                                                                participate in a credit facility whereby the
                                                                                Portfolio may directly lend to and borrow money
                                                                                from other affiliated Portfolios to the extent
                                                                                permitted under the Investment Company Act or an
                                                                                exemption therefrom, and (v) make loans in any
                                                                                other manner consistent with applicable law, as
                                                                                amended and interpreted or modified from time to
                                                                                time by any regulatory authority having
                                                                                jurisdiction.

===================================================================================================================================

===================================================================================================================================
                                  Safeco Small-Cap Value Portfolio                 Pioneer Small Cap Value II VCT Portfolio
===================================================================================================================================
Derivative instruments    Safeco Small-Cap Value Portfolio may write put        Pioneer Small Cap Value II Portfolio may use futures
                          or call options if, as a result thereof, the          and options on securities, indices and currencies,
                          aggregate value of the assets underlying all          forward currency contracts and other derivatives.
                          such options does not exchange exceed 25% of          The Portfolio does not use derivatives as a primary
                          the Portfolio's net assets.                           investment technique and generally limits their use
                                                                                to hedging. However, the Portfolio may use
                          The Portfolio may purchase put or call options        derivatives for a variety of non-principal purposes,
                          on futures contracts if, as a result thereof,         including:
                          the aggregate premiums paid on all options or         o As a hedge against adverse changes in stock
                          options on futures contracts do not exceed 20%          market prices, interest rates or currency exchange
                          of the Portfolio's net assets.                          rates
                                                                                o As a substitute for purchasing or selling
                          The Portfolio may enter into any futures                securities
                          contract or option on a futures contract, if as a     o To increase the Portfolio's return as a
                          result thereof, the aggregate margin deposits and       non-hedging strategy that may be considered
                          premiums required on all such instruments does not      speculative
                          exceed 5% of the Portfolio's net assets.


                          The Portfolio may not purchase securities on margin.
                          However, the Portfolio may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

===================================================================================================================================
Other investment and      As described above, the Portfolios have substantially similar principal investment strategies and
policies restrictions     policies. Certain of the non-principal investment policies and restrictions are different. For a more complete discussion of each Portfolio's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

===================================================================================================================================
                                                           Buying, Selling and Exchanging Shares
===================================================================================================================================
Sales charges             Shares of Safeco Small-Cap Value Portfolio are        The Class I shares of Pioneer Small Cap Value II VCT
                          not subject to any sales charges.                     Portfolio you receive in the Reorganization will not
                                                                                be subject to any sales charge.

===================================================================================================================================
Management and other      Until August 2, 2004, Safeco Small-Cap Value          Pioneer Small Cap Value II VCT Portfolio will pay
fees                      Portfolio paid SAM an investment advisory and         Pioneer a management fee equal to 0.75% of the
                          management fee equal to 0.85% of the Portfolio's      Portfolio's average daily net assets.
                          average daily net assets. Since August 2, 2004, such
                          fee has been paid to an                               In addition, the Portfolio will reimburse Pioneer
                          escrow account and the escrowed fee will be           for certain fund accounting and legal expenses
                          paid to Pioneer if shareowners approve the            incurred on behalf of the Portfolio and pays a
                          interim investment advisory agreement.                separate shareowner servicing/transfer agency fee to
                                                                                PIMSS, an affiliate of Pioneer.
                          For the fiscal year ended December 31, 2003,
                          the Portfolio's annual operating expenses were        Pioneer has agreed until December 10, 2006 to limit
                          1.05% of the Portfolio's average daily net            the expenses (excluding extraordinary expenses) of
                          assets.                                               the Class I shares of the Portfolio to 1.01% of the
                                                                                average daily net assets attributable to Class I.

===================================================================================================================================
Distribution and          Shares of Small-Cap Value Portfolio and Class I shares of Pioneer Small Cap Value II VCT Portfolio are
service (12b-1)           fee not subject to a Rule 12b-1 fee.

===================================================================================================================================
Buying shares             Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans. Shares of the
                          Portfolios are sold at net asset value. Investments in a Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by the Portfolio. The offering of shares of either Portfolio may be suspended for a period of time, and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the investment adviser's opinion, they are of a size or frequency that would disrupt the management of the Portfolio.

===================================================================================================================================

===================================================================================================================================
                                  Safeco Small-Cap Value Portfolio                 Pioneer Small Cap Value II VCT Portfolio
===================================================================================================================================
Selling shares            Shares of each Portfolio will be sold at net asset value per share next calculated after the Portfolio receives your request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your variable contract's prospectus.
===================================================================================================================================


Comparison of Principal Risks of Investing in the Portfolios

Because each Portfolio has a similar investment objective, primary investment policies and strategies, the Portfolios are subject to the same principal risks. Even though each Portfolio seeks capital appreciation, you could lose money on your investment in either Portfolio or not make as much as if you invested elsewhere if:


    o   The stock market goes down (this risk may be greater in the short term)
    o   Small company or value stocks fall out of favor with investors
    o The Portfolio's assets remain undervalued or do not have the potential value originally expected


Each Portfolio also has risks associated with investing in small companies. Compared to large companies, small companies, and the market for their equity securities, are likely to:

    o Be more sensitive to changes in the economy, earnings results and investor expectations
    o   Have more limited product lines and capital resources
    o   Experience sharper swings in market values
    o   Be harder to sell at the time and prices Pioneer thinks appropriate
    o   Offer greater potential for gain and loss


Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either Portfolio.



Past Performance


Set forth below is performance information for Safeco Small-Cap Value Portfolio. The bar chart shows how Safeco Small-Cap Value Portfolio's total return has varied from year to year for each full calendar year. The table shows average annual total return for Safeco Small-Cap Value Portfolio over time compared with a broad-based securities market index. Safeco Small-Cap Value Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results. Pioneer Small Cap Value II Portfolio has not commenced investment operations.


                        Safeco Small-Cap Value Portfolio
                          Calendar Year Total Returns*



[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1998   -19.95
1999    15.4
2000    -6.02
2001    21.15
2002    -4.56
2003    42.78


*During the period shown in the bar chart, your Portfolio's highest quarterly return since its inception in 1997 was 26.56% for the quarter ended December 31, 1999, and the lowest quarterly return was -33.79% for the quarter ended September 30, 1998.

                        Safeco Small-Cap Value Portfolio
              Average Annual Total Returns as of December 31, 2003

                                                                                           Since
                                                             1 Year       5 Years      Inception (1)
                                                             ------       -------      -------------

Safeco Small-Cap Value Portfolio                             42.78%        12.35%          9.57%
Russell 2000 Value Index (2)                                 46.03%        12.28%         12.35%
  (reflects no deduction for fees or expenses)

-----------------
(1) The Portfolio commenced operations on April 30, 1997.
(2) The Russell 2000 Value Index, an unmanaged index measuring the value-oriented stocks in the Russell 2000 Index of small-capitalization of U.S. stocks, is for reference only and does not mirror the Portfolio's investments.

The most recent portfolio manager's discussion of Safeco Small-Cap Value Portfolio is attached as Exhibit D.


The Portfolios' Fees and Expenses


Shareowners of both Portfolios pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio. The expenses in the tables appearing below are based on (i) for your Portfolio, the expenses of your Portfolio for the period ended December 31, 2003 and (ii) for Pioneer Small Cap Value II VCT Portfolio, the estimated expenses. Future expenses may be greater or less.

===============================================================================================
                                                                      Pioneer Small Cap Value
   Shareowner transaction fees (paid                                          II VCT
    directly from your investment)       Safeco Small-Cap Portfolio          Portfolio
                                                                          Class I Shares
===============================================================================================
Redemption fees for shares held less                None                       None
than 30 days
===============================================================================================
Sales charge or deferred sales charge               None                       None
===============================================================================================
Annual Portfolio operating expenses
(deducted from Portfolio assets)
(as a % of average net assets)
===============================================================================================
Management fee                                     0.85%                       0.75%
===============================================================================================
Distribution and service (12b-1) fee                None                       None
===============================================================================================
Other expenses                                     0.20%                       0.27%
===============================================================================================
Total Portfolio operating expenses                 1.05%                       1.02%
===============================================================================================
Expense reduction                                   None                       0.01%(1)
===============================================================================================
Net Portfolio operating expenses                   1.05%                       1.01%
===============================================================================================

(1) Pioneer has agreed until December 10, 2006 to limit the expenses (excluding extraordinary expenses) of the Class I shares of Pioneer Small Cap Value II VCT Portfolio to 1.01% of average daily net assets.

The hypothetical example below helps you compare the cost of investing in each Portfolio. It assumes that: (a) you invest $10,000 in each Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for two years for Pioneer Small Cap Value II VCT Portfolio. The examples are for comparison purposes only and are not a representation of either Portfolio's actual expenses or returns, either past or future.

======================================================================
Example
======================================================================
                  Safeco Small-Cap Value Portfolio
======================================================================

======================================================================
Year 1                                       $107
======================================================================
Year 3                                       $334
======================================================================
Year 5                                       $579
======================================================================
Year 10                                    $1,283
======================================================================
              Pioneer Small Cap Value II VCT Portfolio
======================================================================
Class I Shares
======================================================================
Year 1                                       $103
======================================================================
Year 3                                       $323
======================================================================
Year 5                                       $561
======================================================================
Year 10                                    $1,246
======================================================================

Reasons for the Proposed Reorganization

The Trustees believe that the proposed Reorganization is in the best interests of Safeco Small-Cap Value Portfolio. The Trustees considered the following matters, among others, in approving the proposal.

First, SAM, the investment adviser to Safeco Small-Cap Value Portfolio until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment adviser was necessary.

Second, the resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutions and other clients. As of June 30, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $151 billion worldwide. Shareowners of your Portfolio would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareowner account options. The Pioneer family of mutual funds offers over 62 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your Portfolio's shareowners through exchanges. In addition, Pioneer offers shareowners additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareowner's direct accounts in the Pioneer Funds over the telephone or online.

Third, Pioneer Small Cap Value II VCT Portfolio's lower advisory fees and commitment to limit the expenses of Class I shares as described above.

Fourth, the Class I shares of Pioneer Small Cap Value II VCT Portfolio received in the Reorganization will provide Safeco Small-Cap Portfolio shareowners with exposure to substantially the same investment product as they currently have.

Fifth, Pioneer's willingness to create similar portfolios where necessary to provide a reorganization alternative for each of the Safeco Portfolios.

Pioneer and Symetra will pay all expenses of the Safeco Portfolios and the Pioneer Portfolios associated with the Reorganizations, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareowner communications, including this Proxy Statement/Prospectus, and any filings with the SEC and other governmental authorities in connection with the Reorganizations; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (3) the legal fees and expenses incurred by the Safeco Portfolios in connection with the Reorganizations; and (4) the Trustees' fees and expenses incurred as a result of the Reorganizations.


The Trustees considered that Pioneer and Symetra will benefit from the Reorganization. See "Background to the Reorganization."

The board of trustees of Pioneer Small Cap Value II VCT Portfolio also considered that the Reorganization presents an excellent opportunity for the Pioneer Small Cap Value II VCT Portfolio to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Small Cap Value II VCT Portfolio and its shareowners.



Capitalization


The following table sets forth the capitalization of each Portfolio as of June 30, 2004.

===================================================================================================================
                                                            Pioneer Small Cap Value
                                                                     II VCT                   Combined Fund
                                Safeco Small-Cap Value             Portfolio*                  (Pro Forma
                                       Portfolio                 Class I Shares           as of June 30, 2004)
                                     June 30, 2004               June 30, 2004
===================================================================================================================
Net Assets (in thousands)               $ 46,365                      N/A                        $46,365

===================================================================================================================
Net Asset Value Per Share                $ 18.35                      N/A                        $ 18.35

===================================================================================================================
Shares Outstanding                     2,527,000                      N/A                      2,527,000

===================================================================================================================

* Pioneer Small Cap Value II VCT Portfolio is newly created and has not yet commenced operations.


It is impossible to predict how many shares of Pioneer Small Cap Value II VCT Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Pioneer Small-Cap Value II VCT Portfolio's shares that will actually be received and distributed.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your Portfolio. Similarly, the board of trustees of Pioneer Small Cap Value II VCT Portfolio, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Pioneer Small Cap Value II VCT Portfolio.

The Trustees recommend that the shareowners of your Safeco Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

               TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations


    o Each Reorganization is scheduled to occur at 4:00 p.m., Eastern time, on December 10, 2004, unless your Safeco Portfolio and the corresponding Pioneer Portfolio agree in writing to a later date. Your Safeco Portfolio will transfer all of its assets to the corresponding Pioneer Portfolio. The corresponding Pioneer Portfolio will assume your Safeco Portfolio's liabilities that are included in the calculation of your Safeco Portfolio's net asset value on the Closing Date of the Reorganization. The net asset value of both Portfolios will be computed as of 4:00 p.m., Eastern time, on the Closing Date of the Reorganization.

    o The corresponding Pioneer Portfolio will issue, to your Safeco Portfolio, Class I shares with an aggregate net asset value equal to the net assets attributable to your Safeco Portfolio's shares. These shares will immediately be distributed to your Safeco Portfolio's shareowners in proportion to the relative net asset value of their holdings of your Safeco Portfolio's shares on the Closing Date of the Reorganization. As a result, your Safeco Portfolio's shareowners will end up as Class I shareowners of the corresponding Pioneer Portfolio.


    o After the distribution of shares, your Safeco Portfolio will be liquidated and dissolved.

    o The Reorganization is not intended to result in income, gain or loss being recognized for federal income tax purposes and will not take place unless both Portfolios receive a satisfactory opinion concerning the tax consequences of the Reorganization from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Pioneer Portfolios.

Agreement and Plan of Reorganization


The shareowners of your Safeco Portfolio are being asked to approve an Agreement and Plan of Reorganization (the "Plan"), substantially in the forms of Exhibits A-1 and A-2. The description of the Plan contained herein is qualified in its entirety by the attached copies, as appropriate.

Conditions to Closing each Reorganization. The obligation of each Pioneer Portfolio to consummate each Reorganization is subject to the satisfaction of certain conditions, including your Safeco Portfolio's performance of all of its obligations under the Plan, the receipt of certain documents and financial statements from your Safeco Portfolio and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 7 and 8 of the Plan, attached as Exhibits A-1 and A-2).

The obligations of both Portfolios are subject to the approval of the Plan by the necessary vote of the outstanding shares of your Safeco Portfolio, in accordance with the provisions of your Safeco Portfolio's trust instrument and by-laws. The Portfolios' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of each Reorganization. (see Section 8.5 of the Plan, attached as Exhibits A-1 and A-2).

Termination of Agreement. The board of either your Safeco Portfolio or the corresponding Pioneer Portfolio may terminate the Plan (even if the shareowners of your Safeco Portfolio have already approved it) at any time before the Reorganization date, if that board believes in good faith that proceeding with the Reorganization would no longer be in the best interests of shareowners.

                        TAX STATUS OF EACH REORGANIZATION

Each Reorganization is not intended to result in income, gain or loss being recognized for United States federal income tax purposes and will not take place unless both Portfolios involved in the Reorganization receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Pioneer Portfolios, substantially to the effect that each Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your Safeco Portfolio upon (1) the transfer of all of its assets to the Pioneer Portfolio as described in this Proxy Statement/Prospectus or (2) the distribution by your Safeco Portfolio of Pioneer Portfolio shares to your Safeco Portfolio's shareowners;

o No gain or loss will be recognized by the Pioneer Portfolio upon the receipt of your Safeco Portfolio's assets solely in exchange for the issuance of Pioneer Portfolio shares to your Safeco Portfolio and the assumption of your Safeco Portfolio's liabilities by the corresponding Pioneer Portfolio;

o The basis of the assets of your Safeco Portfolio acquired by the corresponding Pioneer Portfolio will be the same as the basis of those assets in the hands of your Safeco Portfolio immediately before the transfer;

o The tax holding period of the assets of your Safeco Portfolio in the hands of the corresponding Pioneer Portfolio will include your Safeco Portfolio's tax holding period for those assets;

o Shareowners will not recognize gain or loss upon the exchange of their shares of your Safeco Portfolio solely for the Pioneer Portfolio shares as part of the Reorganization;

o The basis of the Pioneer Portfolio shares received by shareowners in the Reorganization will be the same as the basis of their shares of your Safeco Portfolio surrendered in exchange; and

o The tax holding period of the Pioneer Portfolio shares shareowners receive will include the tax holding period of the shares of your Safeco Portfolio surrendered in the exchange, provided that ~hareowners held the shares of the Safeco Portfolio as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your Safeco Portfolio and the Pioneer Portfolio.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

                               PROPOSALS 2(a)-(f)

        APPROVAL OF AN INTERIM INVESTMENT ADVISORY AGREEMENT WITH PIONEER


Background


Having determined to recommend the Reorganizations, the Trustees appointed Pioneer as investment adviser to each Portfolio commencing August 2, 2004 given that Symetra had indicated that it did not wish to continue to offer investment advisory services to the Safeco Portfolios. If both the Reorganizations and the interim investment advisory agreements with Pioneer are approved, the interim investment advisory agreements will continue in effect until the Closing Date of the Reorganization.


Interim Investment Advisory Agreement

Under the Investment Company Act, shareowners must approve any new investment advisory agreement for the Portfolios. However, Rule 15a-4 under the Investment Company Act permits your trustees to appoint an adviser on an interim basis without prior shareowner approval if the new adviser agrees to provide such services on the same terms as the previous adviser and approval of that investment advisory agreement with that adviser. An adviser may act on such an interim basis for a period of 150-days. Because Pioneer will be making the payment to Symetra discussed under "Background to the Reorganizations", any fees that Pioneer would be entitled to under the interim investment advisory agreement will be held in escrow by the Portfolio until shareowners approval of the agreement is obtained. If shareowners of a Safeco Portfolio do not approve the interim advisory agreement, Pioneer will not receive the fee under the current investment advisory agreement with SAM but instead would be paid a fee based upon Pioneer's cost in managing the Portfolio. During this period prior to the meeting, the Portfolios will be managed as separate Portfolios and will not be combined with a Pioneer Portfolio. During this period, you also will not be able to exchange your shares in a Portfolio for shares of a Pioneer Portfolio. If the appointment of Pioneer as interim investment adviser is not approved by December 30, 2004, Pioneer will no longer provide advisory services to the Portfolios, unless an extension of the 150 day period is permitted by a rule or independent position of the staff of the SEC.

The interim investment advisory agreement incorporates the terms of the advisory agreement with SAM that terminated August 2, 2004 (the "Safeco Advisory Agreement"), which are discussed below. The form of interim investment advisory agreement is attached as Exhibit B.


Reasons for Approving the Interim Investment Advisory Agreement and Board's Recommendation

The Trustees recommend that the shareowners of the Safeco Portfolios approve the interim investment advisory agreements. In determining to appoint Pioneer as investment adviser on an interim basis, the Trustees considered many of the same factors on which the recommendation to approve the Reorganizations are based. These factors include:

    o SAM, the investment adviser to the Safeco Portfolios until August 2, 2004, was acquired by Symetra. Symetra informed the Trustees that it was not interested in continuing to provide investment advisory services to the Safeco Portfolios. Consequently, a change in your Portfolio's investment management was necessary.

    o The resources of Pioneer. At June 30, 2004, Pioneer managed over 62 investment companies and accounts with approximately $35 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutions, and other clients. As of June 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $151 billion worldwide.

    o The track record of Pioneer in managing other investment companies with similar strategies.

    o Pioneer's willingness to proceed with the Reorganizations and to limit expenses of the Portfolios as discussed above.

    o Pioneer's investment process, style and philosophy with respect to equity and fixed income investing.

    o The expertise of John Carey as portfolio manager of Pioneer Fund VCT Portfolio and the head of equity investments at Pioneer.

    o The expertise and experience of Kenneth Taubes as portfolio manager of several of Pioneer's bond funds and the head of fixed income investments at Pioneer.

    o Pioneer's willingness to act as investment adviser to each of the Portfolios.

Safeco Advisory Agreement

The following is a summary of the material terms of the Safeco Advisory
Agreement.

Services. Under the terms of the Safeco Advisory Agreement, SAM managed the Portfolios' investments and business affairs, subject to the supervision of the Board of Trustees. At its expense, SAM provided office space and all necessary office facilities, equipment and personnel for managing the investments of the Portfolios.

Compensation. As compensation under the Safeco Advisory Agreement, each Portfolio paid SAM an annual fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly, as listed in the table below.

========================================================================
                       Portfolio                           Annual Fee
========================================================================
Safeco Bond Portfolio                                        0.74%
========================================================================
Safeco Core Equity Portfolio                                 0.74%
========================================================================
Safeco Growth Opportunities Portfolio                        0.74%
========================================================================
Safeco Money Market Portfolio                                0.65%
========================================================================
Safeco Multi-Cap Core Portfolio                              0.74%
========================================================================
Safeco Small-Cap Value Portfolio                             0.85%
========================================================================


The table below shows gross advisory fees paid by each Portfolio during the fiscal year ended December 31, 2003:


==================================================================================
Safeco Bond Portfolio                                                $393,000
Advisory Fee
==================================================================================
Safeco Core Equity Portfolio
Advisory Fee                                                        $2,117,000
==================================================================================
Safeco Growth Opportunities Portfolio
Advisory Fee                                                        $1,999,000
==================================================================================
Safeco Money Market Portfolio
Advisory Fee                                                         $182,000
==================================================================================
Safeco Multi-Cap Core Portfolio
Advisory Fee                                                         $319,000
==================================================================================
Safeco Small-Cap Value Portfolio
Advisory Fee                                                         $256,000
==================================================================================

Limitation of Liability. The Safeco Advisory Agreement provides that SAM shall not be subject to liability to the Portfolios or to any shareowner of the Portfolios for any loss suffered by a Portfolio or its shareowners from or as a consequence of any act or omission of SAM, or of any of the partners, employees or agents of SAM, in connection with or pursuant to the Agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of SAM in the performance of its duties or by reason of reckless disregard by SAM of its obligations and duties under the Agreement.

                         VOTING RIGHTS AND REQUIRED VOTE


Each share of your Safeco Portfolio is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. With respect to each Safeco Portfolio, the presence in person or by proxy of one-third of the outstanding shares of a Portfolio entitled to cast votes at the Meeting will constitute a quorum with respect to that Portfolio. The favorable vote of a majority of outstanding voting securities of the applicable Safeco Portfolio is required for each of Proposals 1(a)-(f). A majority of the outstanding voting securities of the applicable Safeco Portfolio is also required for each of Proposals 2(a)-(f). Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (i) 67% or more of the shares of the applicable Portfolio represented at the meeting, if at least 50% of all outstanding shares of the Portfolio are represented at the meeting, or (ii) 50% or more of the outstanding shares of the Portfolio entitled to vote at the meeting.

===================================================================================================================================
           Shares                       Quorum                                           Voting
===================================================================================================================================
In General                     All shares "present" in    Shares "present" in person will be voted in person at the Meeting.
                               person or by proxy are     Shares present by proxy will be voted in accordance with
                               counted towards a quorum.  instructions.

===================================================================================================================================
Broker Non-Vote (where the     Considered "present" at    Broker non-votes do not count as a vote "for" and effectively result
underlying holder has not      Meeting for purposes of    in a vote "against" Proposals 1(a)-(f), and Proposal 2(a)-(f) if
voted and the broker does      quorum.                    less than 50% of the outstanding shares are present at the Meeting not have discretionary
authority to vote the shares)

===================================================================================================================================
Proxy with No Voting           Considered "present" at    Voted "for" the proposal.
Instruction (other than        Meeting for purposes of
Broker Non-Vote)               quorum.

===================================================================================================================================
Vote to Abstain                Considered "present" at    Abstentions do not constitute a vote "for" and effectively result in
                               Meeting for purposes of    a vote "against" Proposals 1(a)-(f), and Proposal 2(a)-(f) if less
                               quorum.                    than 50% of the outstanding shares are present at the Meeting.

===================================================================================================================================


               ADDITIONAL INFORMATION ABOUT THE PIONEER PORTFOLIOS

Investment Adviser


Pioneer serves as the investment adviser to each Pioneer Portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2004, assets under management were approximately $151 billion worldwide, including over $35 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

The board of trustees of the Pioneer Portfolios is responsible for overseeing the performance of each of Pioneer Portfolio's investment adviser and subadviser, if any, and determining whether to approve and renew the Portfolio's investment advisory agreement and the subadvisory agreements.

Pioneer has received an order (the "Exemptive Order") from the SEC that permits Pioneer, subject to the approval of the Pioneer Portfolios' board of trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Portfolio without shareowner approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the Exemptive Order, Pioneer and the Pioneer Portfolios intend to rely on such rule to permit Pioneer, subject to the approval of the Pioneer Portfolios' board of trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Portfolio without shareowner approval.

Buying, Exchanging and Selling Shares of the Pioneer Portfolios


Net Asset Values


Each Pioneer Portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each Pioneer Portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each Pioneer Portfolio generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the portfolio uses a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Pioneer Portfolios' trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the Portfolio may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the Portfolio could change on a day when insurance companies or qualified plans cannot buy or sell shares of the Portfolio. In connection with making fair valuations of the value of fixed income securities, the Portfolio's trustees may use a pricing matrix. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of estimating market value.


The interests of variable contracts and qualified plans investing in the Portfolios could conflict due to differences of tax treatment and other considerations. The Pioneer Portfolios currently do not foresee any disadvantages to investors arising out of the fact that each Portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their variable contracts or that each Portfolio may offer its shares to qualified plans. Nevertheless, the Portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another Portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of shares of any Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareowners of the Portfolio.

Insurance companies and plan fiduciaries are required to notify a Pioneer Portfolio if the tax status of their separate account or qualified plan is revoked or challenged by the Internal Revenue Service. The Portfolio may redeem any account of any shareowner whose qualification as a diversified segregated asset account or a qualified plan satisfying the requirements of Treasury Regulation ss.1.817-5 is revoked or challenged. The Portfolio will not treat an investor as a qualified plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or qualified plan whose tax status is revoked or challenged by the Internal Revenue Service may be liable to the Portfolios or the adviser for losses incurred by the Portfolios or the adviser as a result of such action.


Selling


Shares of a Pioneer Portfolio may be sold on any business day. Pioneer Portfolio shares are sold at net asset value next determined after receipt by the Portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's variable contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a Pioneer Portfolio but in no event later than 7 days following receipt of instructions. Each Pioneer Portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when the SEC determines an emergency or other circumstances exist that make it impracticable for the Portfolio to sell or value its investments.

You can obtain more free information about the Pioneer Portfolios by writing to Pioneer Investment Management Shareowner Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.


Taxes

Class I shares of each Pioneer Portfolio are held by life insurance company separate accounts that fund variable annuity or life insurance contracts or by certain qualified plans. Owners of variable contracts should read the prospectus for their insurance company's variable contract for a discussion of the tax status of a variable contract, including the tax consequences of withdrawals or other payments, and should keep all statements received from the insurance company or the Pioneer Portfolios to assist in personal recordkeeping.

Under the Code, a Pioneer Portfolio's dividends and distributions of net short-term capital gain in excess of net long-term capital loss to insurance company separate accounts or qualified plans generally are treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. For U.S. federal income tax purposes, dividends and capital gain distributions are treated as received by the insurance company or the qualified plan rather than by the owner of the variable contract or the plan participant. Insurance companies and qualified plans should consult their own tax advisers regarding the tax treatment of dividend and capital gain distributions they receive from any Pioneer Portfolio.


Each Pioneer Portfolio is treated as a separate entity for U.S. federal income tax purposes and either has elected, or will elect, to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Code. Each Pioneer Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareowners to qualify as a regulated investment company. As a regulated investment company, each Pioneer Portfolio generally will not be subject to U.S. federal income tax on any net investment income and net realized capital gains that are distributed to its shareowners as required under the Code.


In addition, each Pioneer Portfolio also meets certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. The failure of a qualified plan to be or remain qualified could cause the insurance company separate account to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and the statement of additional information for the Pioneer Portfolio.

                              FINANCIAL HIGHLIGHTS


The following tables show the financial performance for the past five fiscal years (or the period during which the Pioneer Portfolio has been in operation, if less than five years) and for the most recent semi-annual period for each Pioneer Portfolio which has investment operations. Certain information reflects financial results for a single Pioneer Portfolio share. "Total return" shows how much an investment in a Portfolio would have increased or decreased during each period, assuming you had reinvested all dividends and other distributions. The financial highlights for each fiscal year ended on or after December 31, 2002 have been audited by Ernst & Young LLP, each Pioneer Portfolio's independent registered public accounting firm, as stated in their reports incorporated by reference in this registration statement. For fiscal years prior to December 31, 2002, the financial highlights of the Pioneer Portfolios were audited by Arthur Anderson LLP. The information for any semi-annual period has not been audited.

                           PIONEER FUND VCT PORTFOLIO

                        PIONEER VARIABLE CONTRACTS TRUST

                              FINANCIAL HIGHLIGHTS


                                                         SIX MONTHS
                                                            ENDED        YEAR      YEAR          YEAR         YEAR           YEAR
                                                           6/30/04      ENDED      ENDED         ENDED       ENDED           ENDED
CLASS I                                                  (Unaudited)  12/31/03    12/31/02     12/31/01     12/31/00       12/31/99
-------                                                  -----------  --------    ---------    ---------    ----------    ----------

Net asset value, beginning of period                      $  18.70     $ 15.28     $  19.08     $  22.67      $  22.70     $  19.76
Increase (decrease) from investment operations:
         Net investment income                            $   0.10     $  0.20     $   0.19     $   0.17          0.18         0.16
         Net realized and unrealized gain (loss) on
              investments and foreign currency
              transactions                                    0.28        3.41        (3.81)       (2.57)         0.10         2.97
                                                          ---------    --------    ---------    ---------     ---------    ---------
         Net increase (decrease) from investment          $   0.38     $  3.61     $  (3.62)    $  (2.40)     $   0.28     $   3.13
              operations
Distributions to shareowners:
         Net investment income                               (0.10)      (0.19)       (0.18)       (0.17)        (0.18)       (0.17)
         Net realized gain                                      --          --           --        (1.02)        (0.13)       (0.02)
         Net increase (decrease) in net asset value       $   0.28     $  3.42     $  (3.80)    $  (3.59)     $  (0.03)    $   2.94
                                                          ---------    --------    ---------    ---------     ---------    ---------

Net asset value, end of period                            $  18.98     $ 18.70     $  15.28     $  19.08      $  22.67     $  22.70
                                                          =========    ========    =========    =========     =========    =========

Total return*                                                 2.04%      23.76%      (19.03)%     (10.85)%        1.22%       15.91%
                                                          =========    ========    =========    =========     =========    =========

Ratios/Supplemental Data
Ratio of net expenses to average net assets+                  0.71%**     0.76%        0.80%        0.74%         0.69%        0.70%
         Ratio of net investment income to average
              net assets+                                     1.03%**     1.16%        1.09%        0.83%         0.78%        0.82%
         Portfolio turnover rate                                25%**       11%          11%           7%           37%           8%
         Net assets, end of period (in thousands)         $149,565     $154,839    $141,892     $199,160      $222,107     $204,927
Ratios with no waiver of management fees and
     assumption of expenses by PIM and
     no reduction for fees paid indirectly:

Net expenses                                                  0.71%**     0.76%        0.80%        0.74%         0.69%        0.70%
Net investment income (loss)                                  1.03%**     1.16%        1.09%        0.83%         0.78%        0.82%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.


** Annualized


+  Ratios with no reduction for fees paid indirectly.

                       PIONEER MID CAP VALUE VCT PORTFOLIO

                        PIONEER VARIABLE CONTRACTS TRUST

                              FINANCIAL HIGHLIGHTS


                                                         SIX MONTHS
                                                            ENDED        YEAR      YEAR          YEAR         YEAR           YEAR
                                                           6/30/04      ENDED      ENDED         ENDED       ENDED           ENDED
CLASS I                                                  (Unaudited)  12/31/03    12/31/02     12/31/01     12/31/00       12/31/99
-------                                                  -----------  --------    ---------    ---------    ----------    ----------


Net asset value, beginning of period                      $  20.47    $  14.94    $  17.35     $  17.79     $  16.26      $  14.49
                                                          ---------   ---------   ---------    ---------    ---------     ---------
Increase (decrease) from investment operations:
         Net investment income                            $   0.05    $   0.14    $   0.07     $   0.07     $   0.13      $   0.13
         Net realized and unrealized gain
              (loss) on investments                           1.76        5.45       (1.97)        1.06         2.62          1.77
                                                          ---------   ---------   ---------    ---------    ---------     ---------
         Net increase (decrease) from                     $   1.81    $   5.59    $  (1.90)    $   1.13     $   2.75      $   1.90
              investment operations
Distributions to shareowners:
         Net investment income                               (0.08)      (0.06)      (0.05)       (0.10)       (0.13)        (0.13)
         Net realized gain                                   (0.21)         --       (0.46)       (1.47)       (1.09)           --
                                                          ---------   ---------   ---------    ---------    ---------     ---------
         Net increase (decrease) in net asset
              value                                       $   1.52    $   5.53    $  (2.41)    $  (0.44)    $   1.53      $   1.77
                                                          ---------   ---------   ---------    ---------    ---------     ---------
Net asset value, end of period                            $  21.99    $  20.47    $  14.94     $  17.35     $  17.79      $  16.26
                                                          =========   =========   =========    =========    =========     =========


Total return*                                                 8.85%      37.48%     (11.21)   %    6.49%       18.00%        13.13%

Ratio of net expenses to average net assets+                  0.71%**     0.76%       0.80%        0.79%        0.77%         0.76%

Ratio of net investment income (loss) to
     average net assets+                                      0.62%**     0.86%       0.46%        0.45%        0.63%         0.77%
         Portfolio turnover rate                                71%**       52%         68%          95%          85%           91%
Net assets, end of period (in thousands)                  $198,767    $170,237    $120,687     $128,340     $111,466      $120,526
Ratio with no waiver of management fees and
     assumption of expenses by PIM and no
     reduction for fees paid indirectly:
         Net expenses                                         0.71%**     0.76%       0.80%        0.79%        0.77%         0.76%
Net investment income (loss)                                  0.62%**     0.86%       0.46%        0.45%        0.63%         0.77%

Ratio with waiver of management fees and
     assumption of expenses by PIM and
     reduction for fees paid indirectly:
Net expenses                                                  0.71%**     0.76%       0.80%        0.79%        0.77%         0.76%
Net investment income (loss)                                  0.62%**     0.86%       0.46%        0.45%        0.63%         0.77%
                                                          =========   =========   =========    =========    =========     =========


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.


** Annualized


+  Ratios with no reduction for fees paid indirectly.

                       PIONEER MONEY MARKET VCT PORTFOLIO

                        PIONEER VARIABLE CONTRACTS TRUST

                              FINANCIAL HIGHLIGHTS



                                                         SIX MONTHS
                                                            ENDED        YEAR      YEAR          YEAR         YEAR           YEAR
                                                           6/30/04      ENDED      ENDED         ENDED       ENDED           ENDED
CLASS I                                                  (Unaudited)  12/31/03    12/31/02     12/31/01     12/31/00       12/31/99
-------                                                  -----------  --------    ---------    ---------    ----------    ----------


Net asset value, beginning of period                        $ 1.00     $ 1.000     $  1.00      $  1.00       $  1.00      $  1.00
Increase (decrease) from investment
     operations:
Net investment income (loss)                                $0.003     $ 0.006     $  0.01      $  0.03       $  0.06      $  0.04
Distributions to shareowners:
         Net investment income                              (0.003)     (0.006)      (0.01)       (0.03)        (0.06)       (0.04)
Net asset value, end of period                              $ 1.00     $ 1.000     $  1.00      $  1.00       $  1.00      $  1.00
                                                            =======    ========    ========     ========      ========     ========

Total return*                                                 0.25%       0.56%       1.19%        3.39%         5.71%        4.38%
                                                            =======    ========    ========     ========      ========     ========

Ratios/Supplemental Data:
         Ratio of net expenses to average net
               assets+                                        0.68%**     0.72%       0.78%        0.78%         0.76%        0.79%
         Ratio of net investment income (loss)
               to average net assets+                         0.49%**     0.58%       1.11%        3.16%         5.58%        4.34%
                                                            =======    ========    ========     ========      ========     ========
Net assets, end of period (in thousands)                    $9,179     $34,736     $59,521      $49,545       $36,979      $37,347
                                                            =======    ========    ========     ========      ========     ========

Ratios with no waiver of management fees and
     assumption of expenses by Pioneer
     and no reduction for fees paid indirectly:
         Net expenses                                         0.72%**     0.72%       0.78%        0.78%         0.76%        0.79%
Net investment income (loss)                                  0.49%**     0.58%       1.11%        3.16%         5.58%        4.34%

Ratios with waiver of management fees and
     assumption of expenses by Pioneer and
     reduction for fees paid indirectly:
Net expenses                                                  0.72%**     0.72%       0.78%        0.78%         0.75%        0.78%
Net investment income (loss)                                  0.49%**     0.58%       1.11%        3.16%         5.59%        4.35%
                                                            =======    ========    ========     ========      ========     ========


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.


** Annualized


+ Ratios with no reduction for fees paid indirectly.

                       INFORMATION CONCERNING THE MEETING


Voting by Contract Owners

Because the insurance company that issued your variable annuity or variable life insurance contract is the owner of record of shares of the Portfolio, your vote will instruct the insurance company how to vote the shares of the Portfolio attributable to your contract. The insurance company will vote all of the shares of the Portfolio which it holds that are not attributable to any contract in the same proportion as the voting instructions received from its contract owners with respect to the Portfolio. The insurance company will also vote those shares for which no timely voting instruction was received from the contract owner in the same proportion as the voting instructions timely received from its other contract owners with respect to the Portfolio.

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the Trustees and officers of your Safeco Portfolio or its affiliates, including personnel of your Safeco Portfolio's transfer agent, Pioneer Portfolios' investment adviser, Pioneer, Pioneer Portfolios' transfer agent, PIMSS, or by broker-dealer firms. Georgeson Shareholder Communications Corporation, 17 State Street, New York, NY 10004, has been retained to provide proxy solicitation services to the Safeco Portfolios at a cost of approximately $10,000. Pioneer and Symetra will bear the cost of such solicitation.


Revoking Proxies


A Safeco Portfolio shareowner signing and returning a proxy has the power to revoke it at any time before it is exercised:

    o by filing a written notice of revocation with your Safeco Portfolio's transfer agent, Safeco Services Corporation, at 4854 154th Place N.E., Redmond, WA 98052, or


    o by returning a duly executed proxy with a later date before the time of the Meeting, or


    o if a shareowner has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your Safeco Portfolio (without complying with any formalities) at any time before it is voted.


Being present at the Meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum


Only shareowners of record on October 8, 2004 (the "record date") are entitled to notice of and to vote at the Meetings. The presence in person or by proxy by one-third of the outstanding shares of a Safeco Portfolio entitled to cast votes at the Meeting will constitute a quorum.

As of the record date, the following number of shares of each Safeco Portfolio were outstanding.

====================================================================================
Portfolio                                                        Shares Outstanding
====================================================================================
Safeco Bond Portfolio                                                     4,107,570
====================================================================================
Safeco Core Equity Portfolio                                             13,076,962
====================================================================================
Safeco Growth Opportunities Portfolio                                    16,556,500
====================================================================================
Safeco Money Market Portfolio                                            22,806,310
====================================================================================
Safeco Multi-Cap Core Portfolio                                           2,465,077
====================================================================================
Safeco Small-Cap Value Portfolio                                          2,733,116
====================================================================================

Other Business

Your Safeco Portfolio's Board of trustees knows of no business to be presented for consideration at the Meetings other than Proposals 1(a)-(f) and 2(a)-(f). If other business is properly brought before a Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments


If, by the time scheduled for a Meeting, a quorum of shareowners of a Safeco Portfolio is not present or if a quorum is present but sufficient votes "for" the proposals have not been received, the persons named as proxies may propose the Meeting with respect to one or more of the Portfolios to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting for that Safeco Portfolio without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days from the original Meeting (in which case the Board of Trustees of your Safeco Portfolio will set a new record date), your Safeco Portfolio will give notice of the adjourned meeting to its shareowners.


Telephone Voting


In addition to soliciting proxies by mail, by fax or in person, your Safeco Portfolio may also arrange to have votes recorded by telephone by officers and employees of your Safeco Portfolio or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareowner's identity, to allow a shareowner to authorize the voting of shares in accordance with the shareowner's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the Meeting. Your Safeco Portfolio has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

    o A shareowner will be called on a recorded line at the telephone number in the Safeco Portfolio's account records and will be asked to provide the shareowner's social security number or other identifying information.

    o The shareowner will then be given an opportunity to authorize proxies to vote his or her shares at the Meeting in accordance with the shareowner's instructions.

    o To ensure that the shareowner's instructions have been recorded correctly, the shareowner will also receive a confirmation of the voting instructions by mail.

    o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

    o If the shareowner decides after voting by telephone to attend the Meeting, the shareowner can revoke the proxy at that time and vote the shares at the Meeting.


Internet Voting


You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the Meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareowner identities, to allow shareowners give their voting instructions, and to confirm that shareowners instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies that must be borne by you.

    o   Read the Proxy Statement and have your proxy card at hand.

    o   Go to the Internet site listed on your proxy card.

    o   Enter control number found on your proxy card.

    o Follow the simple instructions on the Internet site. Please call [__________________] at [1-800-________] if you have any problems.

    o To insure that your instructions have been recorded correctly you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareowners' Proposals

Your Safeco Portfolio is not required, and does not intend, to hold meetings of shareowners each year. Instead, meetings will be held only when and if required. Any shareowners desiring to present a proposal for consideration at the next meeting for shareowners must submit the proposal in writing, so that it is received by your Safeco Portfolio to Safeco Mutual Funds,

Attention: Legal Department, 4854 154th Place N.E., Redmond, WA 98052, within a reasonable time before any meeting. If the Reorganization is completed, your Safeco Portfolio will not hold another shareowner meeting.



Appraisal Rights


If the Reorganization of your Safeco Portfolio is approved at the Meeting, shareowners of your Safeco Portfolio will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act, which supersede state law. Shareowners of your Safeco Portfolio, however, have the right to redeem their Portfolio shares at net asset value until the closing date of the Reorganization. After the Reorganization, shareowners of your Safeco Portfolios will hold shares of the corresponding Pioneer Portfolio which may also be redeemed at net asset value subject to deferred sales charges (if any).



                      OWNERSHIP OF SHARES OF THE PORTFOLIOS


Safeco Portfolios

To the knowledge of your Safeco Portfolio, as of September 30, 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the Portfolios.

===================================================================================================================================
                                                                                               Actual Percentage
         Fund/Class                      Shareowner Name and Address                                 owned
===================================================================================================================================
Safeco Bond Portfolio        Symetra Life Insurance Company                                          99.96%

===================================================================================================================================
Safeco Core Equity Portfolio Symetra Life Insurance Company                                          82.27%
===================================================================================================================================
                             American United Life Insurance Company                                  10.94%

===================================================================================================================================
Safeco Growth Opportunities
Portfolio                    Symetra Life Insurance Company                                          62.77%
===================================================================================================================================
                             American United Life Insurance Company                                  26.94%

===================================================================================================================================
Safeco Money Market Portfolio
                             Symetra Life Insurance Company                                          99.93%
===================================================================================================================================

===================================================================================================================================
Safeco Multi-Cap Core
Portfolio                    Symetra Life Insurance Company                                          99.99%
===================================================================================================================================

===================================================================================================================================
Safeco Small-Cap Value
Portfolio                    Symetra Life Insurance Company                                          87.83%
===================================================================================================================================
                             Great-West Life & Annuity Insurance Company -
                             Schwab                                                                  11.37%
===================================================================================================================================

Principal shareowners of a Safeco Portfolio may control the outcome of a shareowner vote. However, on each proposal or sub-proposal, Symetra or other companies controlled by Symetra will vote any shares of each Safeco Portfolio that it owns pro rata in accordance with the vote cast by shareowners of the applicable Portfolio.

As of December 31, 2003, the Trustees and officers of your Safeco Portfolio, as a group, owned in the aggregate less than 1% of the outstanding shares of your Safeco Portfolio.

Pioneer Portfolios

To the knowledge of each Pioneer Portfolio, as of September 30, 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the Pioneer Portfolios.

=========================================================================================================
                                                                            Actual Percentage
      Fund/Class              Shareowner Name and Address                         owned
=========================================================================================================
Pioneer Fund VCT
Portfolio
=========================================================================================================
  Class I             Allmerica Financial Life Co                                92.84%
                      Attn: Separate Accounting
                      440 Lincoln St.
                      Worcester, MA  01653-0002
=========================================================================================================
                      Aetna Life Insurance & Annuity Co.                          5.84%
                      ING Fund Operations
                      151 Farmington Avenue
                      Hartford, CT  06156
=========================================================================================================
  Class II            Allmerica Financial Life Co                                10.22%
                      Attn: Separate Accounting
                      440 Lincoln St.
                      Worcester, MA  01653-0002
=========================================================================================================
                      Travelers Life & Annuity Company                           13.16%
                      PO Box 990027
                      Hartford, CT  06199-0027
=========================================================================================================
                      ING USA Annuity & Life Insurance Co.                       64.78%
                      ING Fund Operations
                      151 Farmington Avenue
                      Hartford, CT  06156
=========================================================================================================
Pioneer Money Market
VCT Portfolio
=========================================================================================================
  Class I             Allmerica Financial Life Co                                96.38%
                      Attn: Separate Accounting
                      440 Lincoln St.
                      Worcester, MA  01653-0002
=========================================================================================================
Pioneer Mid Cap Value
VCT Portfolio
=========================================================================================================
  Class I             Allmerica Financial Life Co                                46.76%
                      Attn: Separate Accounting
                      440 Lincoln St.
                      Worcester, MA  01653-0002
=========================================================================================================
                      United Of Omaha Life Ins. Co.                              12.43%
                      Attn: Product Accounting & Reporting
                      Mutual of Omaha Plaza
                      Omaha, NE  68175-0001
=========================================================================================================
                      Aetna Life Insurance & Annuity Co.                           32%
                      ING Fund Operations
                      151 Farmington Avenue
                      Hartford, CT  06156-0001
=========================================================================================================
                      Security Life of Denver Ins. Co.                            6.11%
                      ING Variable Annuities
                      ING Fund Operations
                      151 Farmington Avenue
                      Hartford, CT  06156-0001
=========================================================================================================
  Class II            ING USA Annuity & Life Insurance Co.                       91.51%
                      ING Fund Operations
                      151 Farmington Avenue
                      Hartford, CT  06156
=========================================================================================================


As of December 31, 2003, the trustees and officers of each Pioneer Portfolio owned less than 1% of the outstanding shares of the Pioneer Portfolio.


                                     EXPERTS


Safeco Portfolios

The financial statements and financial highlights of each Safeco Portfolio incorporated by reference in the Safeco Resource Series Trust's Annual Report at and for the year ended December 31, 2003, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such report given on the authority of such firm as experts in accounting and auditing.

Pioneer Portfolios

The financial statements and financial highlights of each Pioneer Portfolio incorporated by reference in the Pioneer Variable Contracts Trust's Annual Report at and for the year ended December 31, 2003, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such report given on the authority of such firm as experts in accounting and auditing.


                              AVAILABLE INFORMATION


The Safeco Portfolios and the Pioneer Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, Proxy Statements and other information with the SEC. These reports, Proxy Statements and other information filed by the Portfolios can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

 Exhibit A-1 - Form of Agreement and Plan of Reorganization (C/D Reorganization)
 -------------------------------------------------------------------------------


                      AGREEMENT AND PLAN OF REORGANIZATION

                         [Form For C/D Reorganizations]

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this []day of October, 2004, by and between Pioneer Variable Contracts Trust, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series [name of Pioneer Portfolio] (the "Acquiring Portfolio"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Safeco Resource Series Trust, a Delaware statutory trust (the "Safeco Trust"), on behalf of its series [name of Safeco Portfolio] (the "Acquired Portfolio"), with its principal place of business at 5069 154th Place N.E., Redmond, Washington 98052. The Acquiring Portfolio and the Acquired Portfolio are sometimes referred to collectively herein as the "Portfolios" and individually as a "Portfolio."

This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)(C/D) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder. The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for (A) the issuance of Class I shares of beneficial interest of the Acquiring Portfolio (collectively, the "Acquiring Portfolio Shares" and each, an "Acquiring Portfolio Share") to the Acquired Portfolio, and (B) the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio that are included in the calculation of net asset value ("NAV") on the closing date of the Reorganization (the "Closing Date") (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Portfolio, on or promptly after the Closing Date as provided herein, of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in liquidation and dissolution of the Acquired Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Trust and the Safeco Trust are each registered investment companies classified as management companies of the open-end type.

WHEREAS, the Acquiring Portfolio is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Safeco Trust and the Board of Trustees of the Acquiring Trust have determined that the Reorganization is in the best interests of the Acquired Portfolio shareholders and the Acquiring Portfolio shareholders, respectively, and is not dilutive of the interests of those shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED PORTFOLIO.

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Portfolio free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Portfolio agrees in exchange therefor: (i) to issue to the Acquired Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, with an aggregate NAV equal to the NAV of the Acquired Portfolio, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2 (a) The Acquired Assets shall consist of all of the Acquired Portfolio's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Portfolio or the Safeco Trust in respect of the Acquired Portfolio, all other intangible property owned by the Acquired Portfolio, originals or copies of all books and records of the Acquired Portfolio, and all other assets of the Acquired Portfolio on the Closing Date. The Acquiring Portfolio shall also be entitled to receive (or, to the extent agreed upon between the Safeco Trust and the Acquiring Trust, be provided access to) copies of all records that the Safeco Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Portfolio.

(b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of all of the Acquired Portfolio's securities and other assets as of the date of execution of this Agreement, and the Acquiring Portfolio has provided the Acquired Portfolio with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Portfolio. The Acquired Portfolio reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Portfolio contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof).

1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Safeco Trust shall liquidate the Acquired Portfolio and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Portfolio Shareholders"), the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to Paragraph 1.1 hereof. Each Acquired Portfolio Shareholder shall receive such number of Acquiring Portfolio Shares that have an aggregate NAV equal to the aggregate NAV of the shares of beneficial interest of the Acquired Portfolio (the "Acquired Portfolio Shares") held of record by such Acquired Portfolio Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Safeco Trust instructing the Acquiring Trust to transfer the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio established and maintained by the Acquiring Portfolio's transfer agent in the names of the Acquired Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due the Acquired Portfolio Shareholders. The Safeco Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Portfolio Shares will simultaneously be cancelled on the books of the Acquired Portfolio, and the Acquired Portfolio will be dissolved. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

1.5 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent for its Class I shares. Any certificates representing ownership of Acquired Portfolio Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Portfolio Shares.

1.6 Any transfer taxes payable upon issuance of Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.7 Any reporting responsibility of the Safeco Trust with respect to the Acquired Portfolio for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Safeco Trust.

2.  VALUATION

2.1 The NAV of the Acquiring Portfolio Shares and the NAV of the Acquired Portfolio shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Portfolio Share shall be computed by Pioneer Investment Management, Inc. (the "Acquiring Portfolio Adviser") in the manner set forth in the Acquiring Trust's Declaration of Trust (the "Declaration"), or By-Laws, and the Acquiring Portfolio's then-current prospectus and statement of additional information. The NAV of the Acquired Portfolio shall be computed by Safeco Asset Management, Inc. (the "Acquired Portfolio Administrator") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Portfolio on the Closing Date included on the Statement of Assets and Liabilities of the Acquired Portfolio delivered pursuant to Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquired Portfolio's then current prospectus and statement of additional information. The Acquiring Portfolio Adviser shall confirm to the Acquiring Portfolio the NAV of the Acquired Portfolio.

2.2 The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Portfolio Adviser by dividing the NAV of the Acquired Portfolio, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Portfolio Share, as determined in accordance with Paragraph 2.1.

2.3 The Acquiring Portfolio and the Acquired Portfolio shall cause the Acquiring Portfolio Adviser and the Acquired Portfolio Administrator, respectively, to deliver a copy of its valuation report to the other party at Closing. All computations of value shall be made by the Acquiring Portfolio Adviser and the Acquired Portfolio Administrator in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Acquired Portfolio, respectively.

3.  CLOSING AND CLOSING DATE

3.1 The Closing Date shall be [December 8, 2004], or such later date as the parties may agree to in writing. All acts necessary to consummation the Reorganization (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

3.2 Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the "Acquired Portfolio Custodian") as record holder for the Acquired Portfolio shall be presented by the Acquired Portfolio to Brown Brothers Harriman & Co. (the "Acquiring Portfolio Custodian") for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Portfolio to the Acquiring Portfolio Custodian for the account of the Acquiring Portfolio on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Portfolio Custodian in book-entry form on behalf of the Acquired Portfolio shall be delivered by the Acquired Portfolio Custodian through the Depository Trust Company to the Acquiring Portfolio Custodian and by the Acquiring Portfolio Custodian recording the beneficial ownership thereof by the Acquiring Portfolio on the Acquiring Portfolio Custodian's records. Any cash shall be delivered by the Acquired Portfolio Custodian transmitting immediately available funds by wire transfer to the Acquiring Portfolio Custodian the cash balances maintained by the Acquired Portfolio Custodian and the Acquiring Portfolio Custodian crediting such amount to the account of the Acquiring Portfolio.

3.3 The Acquiring Portfolio Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Portfolio on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Portfolio Shares or the Acquired Portfolio pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 The Acquired Portfolio shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each Acquired Portfolio Shareholder as of the Valuation Time, certified by the President or a Secretary of the Safeco Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Portfolio Shareholders, (b) provided by the Acquired Portfolio Custodian, or (c) derived from the Safeco Trust's records by such officers or one of the Safeco Trust's service providers. The Acquiring Portfolio shall issue and deliver to the Acquired Portfolio a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

4.1 Except as set forth on Schedule 4.1 hereto, the Safeco Trust, on behalf of the Acquired Portfolio, represents, warrants and covenants to the Acquiring Portfolio, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquired Portfolio is a series of the Safeco Trust. The Safeco Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Portfolio's shareholders, to perform its obligations under this Agreement. The Acquired Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Safeco Trust and the Acquired Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Safeco Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The Safeco Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Portfolio will not result in a violation of, any provision of the Safeco Trust's Trust Instrument or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Portfolio to which the Safeco Trust is a party or by which the Acquired Portfolio or any of its assets are bound;

(d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Portfolio or any of the Acquired Portfolio's properties or assets. The Acquired

     Portfolio knows of no facts which might form the basis for the institution of such proceedings. Neither the Safeco Trust nor the Acquired Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Portfolio's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Portfolio as the successor to the Acquired Portfolio;

(e) The Acquired Portfolio has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Portfolio (or the Acquiring Portfolio);

(f) The statement of assets and liabilities of the Acquired Portfolio, and the related statements of income and changes in NAV, as of and for the fiscal year ended December 31, 2003, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Portfolio as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Portfolio as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Portfolio as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Portfolio will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Portfolio has been disclosed or is required to be disclosed in the Acquired Portfolio's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Portfolio to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Portfolio's Form N-CSR after the Closing Date;

(g) Since December 31, 2003, except as specifically disclosed in the Acquired Portfolio's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended June 30, 2004, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Portfolio of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Portfolio Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Portfolio's portfolio or a decline in net assets of the Acquired Portfolio as a result of redemptions shall not constitute a material adverse change;

     (h) (A) For each taxable year of its operation since its inception, the Acquired Portfolio has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Portfolio will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Portfolio has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Portfolio to fail to qualify as a regulated investment company under the Code. To the knowledge of Safeco Trust, (i) the Acquired Portfolio does not have, and has not ever had, any shareholder that is not a segregated asset account within the meaning of Treasury Regulation Section 1.817-5(e) or an entity referred to in (and holding its shares in compliance with the terms of) Treasury Regulation Section 1.817-5(f)(3)(i), (ii), or (iii); (ii) no public investor is participating or has ever participated in the Acquired Portfolio through such a segregated asset account other than through purchase of a variable contract within the meaning of Treasury Regulation
     Section 1.817-5(f)(2)(i)(B); and (iii) the Acquired Portfolio satisfies, and at all times during its existence has satisfied, the diversification requirements contained in Treasury Regulation Section 1.817-5(b)(1), (2), or (3);

          (B) Within the times and in the manner prescribed by law, the Acquired Portfolio has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Portfolio has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Portfolio was required to file any Tax Return that was not filed; and the Acquired Portfolio does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquired Portfolio has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

          (D) All Tax Returns filed by the Acquired Portfolio constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Portfolio or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

          (E) The Acquired Portfolio has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

          (F) The Acquired Portfolio has not been notified that any examinations of the Tax Returns of the Acquired Portfolio are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Portfolio as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

          (G) The Acquired Portfolio has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Portfolio is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Portfolio is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The unpaid Taxes of the Acquired Portfolio for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Portfolio is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

          (I) The Acquired Portfolio has delivered to the Acquiring Portfolio or made available to the Acquiring Portfolio complete and accurate copies of all Tax Returns of the Acquired Portfolio, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Portfolio. The Acquired Portfolio has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (J) The Acquired Portfolio has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Portfolio will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (K) The Acquired Portfolio has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex B;

          (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Portfolio relating to or attributable to Taxes, except for Taxes not yet due and payable;

          (M) The Tax bases of the assets of the Acquired Portfolio are accurately reflected on the Acquired Portfolio's Tax books and records;

          (N) The Acquired Portfolio has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (O) The Acquired Portfolio is not a party to a gain recognition agreement under Section 367 of the Code;

          (P) The Acquired Portfolio does not own any interest in an entity that is characterized as a partnership for income tax purposes;

          (Q) The Acquired Portfolio's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on Schedule 4.1; and

          (R) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

(i) All issued and outstanding Acquired Portfolio Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Portfolio. All of the issued and outstanding Acquired Portfolio Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Portfolio pursuant to Paragraph 3.5 hereof. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

(j) At the Closing Date, the Acquired Portfolio will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Portfolio, and, upon delivery and payment for the Acquired Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k) The Safeco Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Safeco Trust's Board of Trustees, and, subject to the approval of the Acquired Portfolio's shareholders, assuming due authorization, execution and delivery by the Acquiring Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(l) The information to be furnished by the Acquired Portfolio to the Acquiring Portfolio for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Portfolio shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Portfolio's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Portfolio to the Acquiring Portfolio for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Safeco Trust or the Acquired Portfolio of the transactions contemplated by this Agreement;

(o) All of the issued and outstanding Acquired Portfolio Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Portfolio;

(p) The prospectus and statement of additional information of the Acquired Portfolio, and any amendments or supplements thereto, furnished to the Acquiring Portfolio, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

(q) The Acquired Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Safeco Trust with respect to the Acquired Portfolio. All advertising and sales material used by the Acquired Portfolio complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Portfolio have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r) Neither the Acquired Portfolio nor, to the knowledge of the Acquired Portfolio, any "affiliated person" of the Acquired Portfolio has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Portfolio, has any affiliated person of the Acquired Portfolio been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(s) The tax representation certificate to be delivered by Safeco Trust on behalf of the Acquired Portfolio to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Portfolio Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust, on behalf of the Acquiring Portfolio, represents, warrants and covenants to the Acquired Portfolio, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Portfolio is a series of the Acquiring Trust. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The Acquiring Portfolio's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Portfolio included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Portfolio, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired Portfolio's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired Portfolio's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Portfolio to which the Acquiring Trust is a party or by which the Acquiring Portfolio or any of its assets is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Portfolio or any of the Acquiring Portfolio's properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Portfolio's business or its ability to consummate the transactions contemplated herein;

(g) The statement of assets and liabilities of the Acquiring Portfolio, and the related statements of income and changes in NAV, as of and for the fiscal year ended December 31, 2003 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Portfolio as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Portfolio as of the date thereof are disclosed therein;

(h) Since December 31, 2003, except as specifically disclosed in the Acquiring Portfolio's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended June 30, 2004, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Portfolio of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Portfolio Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Portfolio's portfolio or a decline in net assets of the Acquiring Portfolio as a result of redemptions shall not constitute a material adverse change;

(i) (A) For each taxable year of its operation since its inception, the Acquiring Portfolio has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of
     Section 851(b)(3) of the Code without regard to the last sentence of
     Section 851(d) of the Code. The Acquiring Portfolio has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Portfolio to fail to qualify as a regulated investment company under the Code;

          (B) Within the times and in the manner prescribed by law, the Acquiring Portfolio has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquiring Portfolio has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Portfolio was required to file any Tax Return that was not filed; and the

     Acquiring Portfolio does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquiring Portfolio has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

          (D) All Tax Returns filed by the Acquiring Portfolio constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Portfolio or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

          (E) The Acquiring Portfolio has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

          (F) The Acquiring Portfolio has not been notified that any examinations of the Tax Returns of the Acquiring Portfolio are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Portfolio as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

          (G) The Acquiring Portfolio has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Portfolio is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Portfolio is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The Acquiring Trust has delivered to Safeco Trust or made available to Safeco Trust complete and accurate copies of all Tax Returns of the Acquiring Portfolio, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Portfolio. The Acquiring Portfolio has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (I) The Acquiring Portfolio has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Portfolio will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or
     (iv) prepaid amount received on or prior to the Closing Date;

          (J) The Acquiring Portfolio has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex A;

          (K) The Acquiring Portfolio has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (L) The Acquiring Portfolio is not a party to a gain recognition agreement under Section 367 of the Code; and

          (M) The Acquiring Portfolio's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on Schedule 4.2;

(j) The Acquiring Portfolio currently complies, and at all times since its organization has complied, in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Portfolio. All advertising and sales material used by the Acquiring Portfolio complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Portfolio have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(k) The authorized capital of the Acquiring Portfolio consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Portfolio will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio for the account of the Acquired Portfolio Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio shares, nor is there outstanding any security convertible into any Acquiring Portfolio shares;

(l) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(m) The information to be furnished in writing by the Acquiring Portfolio or the Acquiring Portfolio Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(n) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Portfolio, except for the registration of the Acquiring Portfolio Shares under the Securities Act and the Investment Company Act;

(o) All of the issued and outstanding Acquiring Portfolio Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Portfolio;

(p) The prospectus and statement of additional information of the Acquiring Portfolio, and any amendments or supplements thereto, furnished to the Acquired Portfolio, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

(q) Neither the Acquiring Portfolio nor, to the knowledge of the Acquiring Portfolio, any "affiliated person" of the Acquiring Portfolio has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Portfolio, has any affiliated person of the Acquiring Portfolio been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(r) The tax representation certificate to be delivered by the Acquiring Trust on behalf of the Acquiring Portfolio to the Safeco Trust and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Portfolio Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.  COVENANTS OF THE PORTFOLIOS

5.1 The Acquired Portfolio will operate the Acquired Portfolio's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2 The Safeco Trust will call a special meeting of the Acquired Portfolio's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3 The Acquiring Portfolio will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Safeco Trust will provide the Acquiring Portfolio with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4 The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired by the Acquired Portfolio for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5 The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requires concerning the beneficial ownership of the Acquired Portfolio Shares.

5.6 Subject to the provisions of this Agreement, each Portfolio will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7 The Acquired Portfolio shall furnish to the Acquiring Portfolio on the Closing Date a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Portfolio as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Safeco Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Safeco Trust shall furnish to the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Portfolio under the Code, and which statement will be certified by the Treasurer of the Safeco Trust.

5.8 Neither Portfolio shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Portfolio, the Acquired Portfolio Tax Representation Certificate and, with respect to the Acquiring Portfolio, the Acquiring Portfolio Tax Representation Certificate.

5.9 From and after the date of this Agreement and until the Closing Date, each of the Portfolios and the Safeco Trust and the Acquiring Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of
Section 368(a)(1)[insert (C) or (D), as applicable] of the Code and shall not take any position inconsistent with such treatment.

5.10 From and after the date of this Agreement and through the time of the Closing, each Portfolio shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.11 Each Portfolio shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Portfolio shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO


The obligations of the Acquired Portfolio to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Portfolio in writing:

6.1 All representations and warranties by the Acquiring Trust on behalf of the Acquiring Portfolio contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Acquiring Trust shall have delivered to the Safeco Trust on the Closing Date a certificate of the Acquiring Trust on behalf of the Acquiring Portfolio executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Safeco Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this
Article 6 have been met, and as to such other matters as the Safeco Trust shall reasonably request;

6.3 The Acquiring Trust on behalf of the Acquiring Portfolio shall have delivered to the Safeco Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Portfolio Tax Representation Certificate, satisfactory to the Safeco Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Portfolio;

6.4 With respect to the Acquiring Portfolio, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Portfolio and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

6.5 The Safeco Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Fund and related matters of Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Safeco Trust.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Portfolio in writing:

7.1 All representations and warranties of the Safeco Trust on behalf of the Acquired Portfolio contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Safeco Trust shall have delivered to the Acquiring Portfolio the Statement of Assets and Liabilities of the Acquired Portfolio pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Safeco Trust's Treasurer or Assistant Treasurer;

7.3 The Safeco Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the Safeco Trust on behalf of the Acquired Portfolio executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Safeco Trust contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

7.4 The Safeco Trust on behalf of the Acquired Portfolio shall have delivered to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Portfolio Tax Representation Certificate, satisfactory to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Portfolio;

7.5 The Acquiring Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Safeco Trust and related matters of Kirkpatrick & Lockhart LLP, dated as of the Closing Date, in a form reasonably satisfactory to Acquiring Trust; and

7.6 With respect to the Acquired Portfolio, the Board of Trustees of the Safeco Trust shall have determined that the Reorganization is in the best interests of the Acquired Portfolio and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.  FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Portfolio's shareholders in accordance with the provisions of the Safeco Trust's Trust Instrument and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Portfolio's shareholders shall have been delivered by the Acquired Portfolio to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4 The Acquiring Trust's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Safeco Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Portfolio of the Acquired Assets solely in exchange for the issuance of Acquiring Portfolio Shares to the Acquired Portfolio and the assumption of the Assumed Liabilities by the Acquiring Portfolio, followed by the distribution by the Acquired Portfolio, in liquidation of the Acquired Portfolio, of Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in exchange for their Acquired Portfolio Shares and the termination of the Acquired Portfolio Shares, will constitute a "reorganization" within the meaning of Section 368(a) of the Code;

8.6 The Acquired Portfolio shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under
Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

8.7 The Acquiring Portfolio shall have made a distribution of capital gains to its shareholders in November 2004 in accordance with its normal practices and unless the Acquiring Portfolio distributes income monthly, the dividend distribution that the Acquiring Portfolio normally would make in December of 2004 shall have been made to shareholders of record prior to the Closing.

9.  BROKERAGE FEES AND EXPENSES

9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The parties have been informed by Symetra Financial Corporation and the Acquiring Portfolio Adviser -- and the parties have entered into this Agreement in reliance on such information -- that such non-parties will pay all expenses of the Portfolios associated with the Reorganization, including, the expenses associated with the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the SEC or any other governmental authority in connection with the transactions contemplated by this Agreement and the legal and Trustees' fees and expenses incurred in connection with the Reorganization. Except for the foregoing, the Acquiring Portfolio and the Acquired Portfolio shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Trust and the Safeco Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.  TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and Safeco Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

(a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Portfolio's shareholders;

(d) by resolution of the Safeco Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Portfolio's shareholders; or

(e) if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2004 or such other date as the parties may mutually agree upon in writing.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Portfolio, the Acquiring Trust, the Safeco Trust or the Acquired Portfolio, or the trustees or officers of the Safeco Trust, or the Acquiring Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Safeco Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Portfolio's shareholders called by the Safeco Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Portfolio Shares to be received by the Acquired Portfolio Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Portfolio, c/o Symetra Financial Corporation, 5069 154th Place, N.E., Seattle, Washington 98052,
Attention: Roger F. Harbin, with copies to R. Darrell Mounts, Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, DC 20036-1221, and to the Acquiring Portfolio, c/o Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109, Attention: Dorothy E. Bourassa, Esq., with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 ss. 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Safeco Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Portfolio or the Acquired Portfolio, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the Safeco Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the Safeco Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Safeco Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Portfolio and the Acquired Portfolio, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the Safeco Trust, respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                     SAFECO RESOURCE SERIES TRUST
                                            on behalf of
                                            [SAFECO PORTFOLIO]


By:________________________                 By:_______________________
Name:                                       Name:
Title:  Secretary                           Title:  President



                                            PIONEER VARIABLE CONTRACTS
                                            TRUST on behalf of
Attest:                                     [Pioneer Portfolio]


By:________________________                 By:_______________________
Name:                                       Name:
Title:                                      Title:

Annex A

                        TAX REPRESENTATION CERTIFICATE OF

        PIONEER VARIABLE CONTRACTS TRUST ON BEHALF OF [PIONEER PORTFOLIO]

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of ________________, 2004 between Pioneer Variable Contracts Trust, a Delaware statutory trust ("Acquiring Trust"), on behalf of its series, [Pioneer Portfolio] ("Acquiring Portfolio"), and Safeco Resource Series Trust, a Delaware statutory trust, on behalf of its series, [Safeco Portfolio] ("Acquired Portfolio") (the "Agreement"). Pursuant to the Agreement, Acquiring Portfolio will acquire all of the assets of Acquired Portfolio in exchange solely for (i) the assumption by Acquiring Portfolio of the Assumed Liabilities of Acquired Portfolio and (ii) the issuance of Class I shares of beneficial interest of Acquiring Portfolio (the "Acquiring Portfolio Shares") to Acquired Portfolio, followed by the distribution by Acquired Portfolio, in liquidation of Acquired Portfolio, of the Acquiring Portfolio Shares to the shareholders of Acquired Portfolio and the termination of Acquired Portfolio (the foregoing together constituting the "transaction").

     The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquiring Portfolio, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     1. Acquiring Portfolio is a series of the Acquiring Trust, a statutory trust organized under the laws of the State of Delaware, and Acquiring Portfolio is, and has been at all times, treated as a separate corporation for federal income tax purposes.g

     2. Neither Acquiring Portfolio nor any person "related" to Acquiring Portfolio (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership of which Acquiring Portfolio or any such related person is a partner, has any plan or intention to redeem or otherwise acquire any of the Acquiring Portfolio Shares received by shareholders of Acquired Portfolio in the transaction except in the ordinary course of Acquiring Portfolio's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a series of a registered open-end investment company to redeem its own shares.

     3. After the transaction, Acquiring Portfolio will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of Acquired Portfolio or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) acquired from Acquired Portfolio in the ordinary course of business.

     4. Acquiring Portfolio has no plan or intention to sell or otherwise dispose of any assets of Acquired Portfolio acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     5. Any expenses of Acquired Portfolio incurred in connection with the transaction which are paid or assumed by Acquiring Portfolio will be expenses of Acquired Portfolio solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Portfolio will not pay or assume the expenses, if any, incurred by any Acquired Portfolio Shareholders in connection with the transaction.

     6. There is no, and never has been any, indebtedness between Acquiring Portfolio and Acquired Portfolio.

     7. Acquiring Portfolio has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under the Code for each taxable year since inception and qualifies for such treatment as of the time of the Closing.

     8. Acquiring Portfolio meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

     9. Acquiring Portfolio is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     10. Acquiring Portfolio does not now own and has never owned, directly or indirectly, any shares of Acquired Portfolio.

     11. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares issued to Acquired Portfolio will be approximately equal to the fair market value of the Acquired Assets, minus the Assumed Liabilities. Acquiring Portfolio will not furnish any consideration in connection with the acquisition of the Acquired Assets other than the assumption of Assumed Liabilities and the issuance of such Acquiring Portfolio Shares.

     12. Acquired Portfolio Shareholders [will/will not] be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c)(1) of the Code) of Acquiring Portfolio after the transaction.

     13. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Funds becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     14. No Acquired Portfolio shareholder is acting as agent for Acquiring Portfolio in connection with the transaction or approval thereof. Acquiring Portfolio will not reimburse any Acquired Portfolio shareholder for Acquired Portfolio Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

     15. Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock of Acquiring Fund.

                                    * * * * *

         The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Portfolio. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section
8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                     PIONEER VARIABLE CONTRACTS
                                     TRUST, on behalf of
                                     [Pioneer Portfolio]

                                     By:________________________________________

                                     Name:______________________________________

                                     Title:_____________________________________



Dated:  _______________, 2004

Annex B

                        Tax Representation Certificate of

                          Safeco Resource Series Trust
                         on behalf of [Safeco Portfolio]

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of ___________ , 2004 between Pioneer Variable Contracts Trust, a Delaware statutory trust ("Acquiring Trust"), on behalf of its series [Pioneer Portfolio] ("Acquiring Portfolio"), and Safeco Resource Series Trust, a Delaware statutory trust ("Safeco Trust"), on behalf of its series [Safeco Portfolio] ("Acquired Portfolio") (the "Agreement"). Pursuant to the Agreement, Acquiring Portfolio will acquire all of the assets of Acquired Portfolio in exchange solely for (i) the assumption by Acquiring Portfolio of the Assumed Liabilities of Acquired Portfolio; and (ii) the issuance of Class I shares of beneficial interest of Acquiring Portfolio (the "Acquiring Portfolio Shares") to Acquired Portfolio, followed by the distribution by Acquired Portfolio, in liquidation of Acquired Portfolio, of the Acquiring Portfolio Shares to the shareholders of Acquired Portfolio and the termination of Acquired Portfolio (the foregoing together constituting the "transaction").

     The undersigned officer of Safeco Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Portfolio, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     1. Acquired Portfolio is a series of Safeco Trust, a statutory trust organized under the laws of the State of Delaware, and Acquired Portfolio is, and has been at all times, treated as a separate corporation for federal tax purposes.

     2. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares received by each shareholder that holds shares of Acquired Portfolio (the "Acquired Portfolio Shares") will be approximately equal to the fair market value of the Acquired Portfolio Shares with respect to which such Acquiring Portfolio Shares are received, and the aggregate consideration received by Acquired Portfolio shareholders in exchange for their Acquired Portfolio Shares will be approximately equal to the fair market value of all of the outstanding Acquired Portfolio Shares immediately prior to the transaction. No property other than Acquiring Portfolio Shares will be distributed to shareholders of Acquired Portfolio in exchange for their Acquired Portfolio Shares, nor will any such shareholder receive cash or other property as part of the transaction.

     3. Neither Acquired Portfolio nor any person "related" to Acquired Portfolio (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership in which Acquired Portfolio or any such related person is a partner, has redeemed, acquired or otherwise made any distributions with respect to any shares of Acquired Portfolio as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Portfolio's business as a series of an open-end investment company. To the best knowledge of management of Acquired Portfolio, there is no plan or intention on the part of the shareholders of Acquired Portfolio to engage in any transaction with Acquired Portfolio, Acquiring Portfolio, or any person treated as related to Acquired Portfolio or Acquiring Portfolio under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Portfolio, Acquiring Portfolio, or any person treated as related to Acquired Portfolio or Acquiring Portfolio under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Portfolio Shares or any of the Acquiring Portfolio Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Portfolio's business as a series of an open-end investment company.

     4. Pursuant to the transaction, Acquired Portfolio will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Portfolio held immediately before the transaction. For the purposes of the foregoing, any amounts Acquired Portfolio uses to pay its transaction expenses and to make redemptions and distributions immediately before the transaction (except (a) redemptions in the ordinary course of its business required by section 22(e) of the Investment Company Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under Section 4982 of the Code) will be included as assets it held immediately before the transaction.

     5. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares issued to Acquired Portfolio will be approximately equal to the fair market value of the Acquired Assets, minus the Assumed Liabilities. Acquired Portfolio will not receive any consideration from Acquiring Portfolio in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Portfolio Shares.

     6. The Assumed Liabilities assumed by Acquiring Portfolio plus the Assumed Liabilities, if any, to which the transferred assets are subject were incurred by Acquired Portfolio in the ordinary course of its business. Acquired Portfolio is not aware of any liabilities of any kind other than the Assumed Liabilities.

     7. As of the Closing Date, the adjusted basis and fair market value of the Acquired Assets will equal or exceed the Assumed Liabilities for purposes of
Section 357(d) of the Code.

     8. Acquired Portfolio currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. A significant part of the Acquired Assets will be Acquired Portfolio's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d)(3) (which provides that a corporation's historic business assets are the assets used in its historic business), except for any Acquired Portfolio assets that may have been disposed of by the Acquired Fund after the Acquiring Portfolio Adviser became the Investment Adviser to Acquired Portfolio on August 2, 2004.

     9. Acquired Portfolio will distribute to its shareholders the Acquiring Portfolio Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

     10. The expenses of Acquired Portfolio incurred by it in connection with the transaction will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Portfolio will not pay any expenses incurred by its shareholders in connection with the transaction.

     11. There is no, and never has been any, indebtedness between Acquiring Portfolio and Acquired Portfolio.

     12. Acquired Portfolio has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies as of the time of the Closing.

     13. Acquired Portfolio meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

     14. Acquired Portfolio is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     15. Acquired Portfolio shareholders will not have dissenters' or appraisal rights in the transaction.

     16. The transaction is being undertaken for valid and substantial business purposes, including facilitating the Acquired Portfolio's becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     17. Acquired Fund does not pay compensation to any shareholder-employee.

     18. Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in Acquired Fund.

     The undersigned officer of Safeco Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Portfolio. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                              SAFECO RESOURCE SERIES TRUST,
                                              on behalf of
                                              [SAFECO PORTFOLIO]



                                              By:_______________________________

                                              Name:_____________________________

                                              Title:____________________________

   Exhibit A-2 - Form of Agreement and Plan of Reorganization (F Reorganization)
   -----------------------------------------------------------------------------

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION



                      AGREEMENT AND PLAN OF REORGANIZATION

                          [Form For F Reorganizations]

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this xx day of October, 2004, by and between Pioneer Variable Contracts Trust, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series [name of Pioneer Portfolio] (the "Acquiring Portfolio"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Safeco Resource Series Trust, a Delaware statutory trust (the "Safeco Trust"), on behalf of its series [name of Safeco Portfolio] (the "Acquired Portfolio"), with its principal place of business at 5069 154th Place N.E., Redmond, Washington 98052. The Acquiring Portfolio and the Acquired Portfolio are sometimes referred to collectively herein as the "Portfolios" and individually as a "Portfolio."

This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder. The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for (A) the issuance of Class I shares of beneficial interest of the Acquiring Portfolio (collectively, the "Acquiring Portfolio Shares" and each, an "Acquiring Portfolio Share") to the Acquired Portfolio, and (B) the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Portfolio, on or promptly after the closing date of the Reorganization (the "Closing Date") as provided herein, of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in liquidation and dissolution of the Acquired Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Trust and the Safeco Trust are each registered investment companies classified as management companies of the open-end type.

WHEREAS, the Acquiring Portfolio is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Safeco Trust has determined that the Reorganization is in the best interests of the Acquired Portfolio shareholders and is not dilutive of the interests of those shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED PORTFOLIO.

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Portfolio free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the

Acquired Assets) and the Acquiring Portfolio agrees in exchange therefor: (i) to issue to the Acquired Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, equal to the number of shares, including fractional shares, of beneficial interest in the Acquired Portfolio (the "Acquired Portfolio Shares") then outstanding (which Acquired Portfolio Shares shall have the same net asset value ("NAV") per share as such Acquired Portfolio Shares); and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2 (a) The Acquired Assets shall consist of all of the Acquired Portfolio's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Portfolio or the Safeco Trust in respect of the Acquired Portfolio, all other intangible property owned by the Acquired Portfolio, originals or copies of all books and records of the Acquired Portfolio, and all other assets of the Acquired Portfolio on the Closing Date. The Acquiring Portfolio shall also be entitled to receive (or, to the extent agreed upon between the Safeco Trust and the Acquiring Trust, be provided access to) copies of all records that the Safeco Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Portfolio.

     (b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of all of the Acquired Portfolio's securities and other assets as of the date of execution of this Agreement, and the Acquiring Portfolio has provided the Acquired Portfolio with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Portfolio. The Acquired Portfolio reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Portfolio contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof).

1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Safeco Trust shall liquidate the Acquired Portfolio and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Portfolio Shareholders"), the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to Paragraph 1.1 hereof. Each Acquired Portfolio Shareholder shall receive the number of Acquiring Portfolio Shares equal to the number of Acquired Portfolio Shares held of record by such Acquired Portfolio Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Safeco Trust instructing the Acquiring Trust to transfer the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio established and maintained by the Acquiring Portfolio's transfer agent in the names of the Acquired Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due the Acquired Portfolio Shareholders. The Safeco Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Portfolio.

Shares will simultaneously be cancelled on the books of the Acquired Portfolio, and the Acquired Portfolio will be dissolved. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

1.5 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent for its Class I shares. Any certificates representing ownership of Acquired Portfolio Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Portfolio Shares.

1.6 Any transfer taxes payable upon issuance of Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.7 Any reporting responsibility of the Safeco Trust with respect to the Acquired Portfolio for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Safeco Trust.

2.       VALUATION

2.1 The NAV of the Acquired Portfolio and the NAV per Acquired Portfolio Shares shall be computed as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time") by Safeco Asset Management, Inc. (the "Acquired Portfolio Administrator") by calculating the value of the Acquired Portfolio and by subtracting therefrom the amount of the liabilities of the Acquired Portfolio on the on the Closing Date included on the face of the Statement of Assets and Liabilities of the Acquired Portfolio delivered pursuant to Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquired Portfolio's then current prospectus and statement of additional information. The Acquiring Portfolio Adviser shall confirm to the Acquiring Portfolio the NAV of the Acquired Portfolio and the NAVE per Acquired Portfolio Share.


2.2 The Acquired Portfolio shall cause the Acquired Portfolio Administrator to deliver a copy of its valuation report to the Acquiring Portfolio at Closing. All computations of value shall be made by the Acquired Portfolio Administrator in accordance with its regular practice as pricing agent for the Acquired Portfolio.

3.       CLOSING AND CLOSING DATE

3.1 The Closing Date shall be December 8, 2004, or such later date as the parties may agree to in writing. All acts necessary to consummation the Reorganization (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

3.2 Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the "Acquired Portfolio Custodian") as record holder for the Acquired Portfolio shall be presented by the Acquired Portfolio to Brown Brothers Harriman & Co. (the "Acquiring Portfolio Custodian") for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Portfolio to the Acquiring Portfolio Custodian for the account of the Acquiring Portfolio on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Portfolio Custodian in book-entry form on behalf of the Acquired Portfolio shall be delivered by the Acquired Portfolio Custodian through the Depository Trust Company to the Acquiring Portfolio Custodian and by the Acquiring Portfolio Custodian recording the beneficial ownership thereof by the Acquiring Portfolio on the Acquiring Portfolio Custodian's records. Any cash shall be delivered by the Acquired Portfolio Custodian transmitting immediately available funds by wire transfer to the Acquiring Portfolio Custodian the cash balances maintained by the Acquired Portfolio Custodian and the Acquiring Portfolio Custodian crediting such amount to the account of the Acquiring Portfolio.

3.3 The Acquiring Portfolio Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Portfolio on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the the Acquired Portfolio pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 The Acquired Portfolio shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each Acquired Portfolio Shareholder as of the Valuation Time, certified by the President or a Secretary of the Safeco Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Portfolio Shareholders, (b) provided by the Acquired Portfolio Custodian, or (c) derived from the Safeco Trust's records by such officers or one of the Safeco Trust's service providers. The Acquiring Portfolio shall issue and deliver to the Acquired Portfolio a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.       REPRESENTATIONS AND WARRANTIES

4.1 Except as set forth on Schedule 4.1 hereto, the Safeco Trust, on behalf of the Acquired Portfolio, represents, warrants and covenants to the Acquiring Portfolio, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

     (a) The Acquired Portfolio is a series of the Safeco Trust. The Safeco Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Portfolio's shareholders, to perform its obligations under this Agreement. The Acquired Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Safeco Trust and the Acquired Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Safeco Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

     (c) The Safeco Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Portfolio will not result in a violation of, any provision of the Safeco Trust's Trust Instrument or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Portfolio to which the Safeco Trust is a party or by which the Acquired Portfolio or any of its assets are bound;

     (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Portfolio or any of the Acquired Portfolio's properties or assets. The Acquired Portfolio knows of no facts which might form the basis for the institution of such proceedings. Neither the Safeco Trust nor the Acquired Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Portfolio's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Portfolio as the successor to the Acquired Portfolio;

     (e) The Acquired Portfolio has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Portfolio (or the Acquiring Portfolio);

     (f) The statement of assets and liabilities of the Acquired Portfolio, and the related statements of income and changes in NAV, as of and for the fiscal year ended December 31, 2003 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Portfolio as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Portfolio as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Portfolio as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Portfolio will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Portfolio has been disclosed or is required to be disclosed in the Acquired Portfolio's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Portfolio to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Portfolio's Form N-CSR after the Closing Date;

     (g) Since December 31, 2003, except as specifically disclosed in the Acquired Portfolio's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended June 30, 2004, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Portfolio of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Portfolio Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Portfolio's portfolio or a decline in net assets of the Acquired Portfolio as a result of redemptions shall not constitute a material adverse change;

     (h) (A) For each taxable year of its operation since its inception, the Acquired Portfolio has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Portfolio has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Portfolio to fail to qualify as a regulated investment company under the Code. To the knowledge of Safeco Trust,
(i) the Acquired Portfolio does not have, and has not ever had, any shareholder that is not a segregated asset account within the meaning of Treasury Regulation
Section 1.817-5(e) or an entity referred to in (and holding its shares in compliance with the terms of) Treasury Regulation Section 1.817-5(f)(3)(i),
(ii), or (iii); (ii) no public investor is participating or has ever participated in the Acquired Portfolio through such a segregated asset account other than through purchase of a variable contract within the meaning of Treasury Regulation Section 1.817-5(f)(2)(i)(B); and (iii) the Acquired Portfolio satisfies, and at all times during its existence has satisfied, the diversification requirements contained in Treasury Regulation Section 1.817-5(b)(1), (2), or (3);

     (B) Within the times and in the manner prescribed by law, the Acquired Portfolio has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Portfolio has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Portfolio was required to file any Tax Return that was not filed; and the Acquired Portfolio does not know of any basis upon which a jurisdiction could assert such a position;

     (C) The Acquired Portfolio has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

     (D) All Tax Returns filed by the Acquired Portfolio constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Portfolio or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

     (E) The Acquired Portfolio has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

     (F) The Acquired Portfolio has not been notified that any examinations of the Tax Returns of the Acquired Portfolio are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Portfolio as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

     (G) The Acquired Portfolio has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Portfolio is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Portfolio is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The unpaid Taxes of the Acquired Portfolio for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Portfolio is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

          (I) The Acquired Portfolio has delivered to the Acquiring Portfolio or made available to the Acquiring Portfolio complete and accurate copies of all Tax Returns of the Acquired Portfolio, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Portfolio. The Acquired Portfolio has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (J) The Acquired Portfolio has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Portfolio will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (K) The Acquired Portfolio has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex B; -------

          (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Portfolio relating to or attributable to Taxes, except for Taxes not yet due and payable;

          (M) The Tax bases of the assets of the Acquired Portfolio are accurately reflected on the Acquired Portfolio's Tax books and records;

          (N) The Acquired Portfolio has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (O) The Acquired Portfolio is not a party to a gain recognition agreement under Section 367 of the Code;

          (P) The Acquired Portfolio does not own any interest in an entity that is characterized as a partnership for income tax purposes;

          (Q) The Acquired Portfolio's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on Schedule 4.1; and

          (R) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

     (i) All issued and outstanding Acquired Portfolio Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Portfolio. All of the issued and outstanding Acquired Portfolio Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Portfolio pursuant to Paragraph 3.5 hereof. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

     (j) At the Closing Date, the Acquired Portfolio will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Portfolio, and, upon delivery and payment for the Acquired Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

     (k) The Safeco Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Safeco Trust's Board of Trustees, and, subject to the approval of the Acquired Portfolio's shareholders, assuming due authorization, execution and delivery by the Acquiring Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (l) The information to be furnished by the Acquired Portfolio to the Acquiring Portfolio for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Portfolio shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

     (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Portfolio's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Portfolio to the Acquiring Portfolio for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

     (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Safeco Trust or the Acquired Portfolio of the transactions contemplated by this Agreement;

     (o) All of the issued and outstanding Acquired Portfolio Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Portfolio;

     (p) The prospectus and statement of additional information of the Acquired Portfolio and any amendments or supplements thereto, furnished to the Acquiring Portfolio, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

     (q) The Acquired Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired

Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Safeco Trust with respect to the Acquired Portfolio. All advertising and sales material used by the Acquired Portfolio complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Portfolio have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

     (r) The Acquired Portfolio has previously provided to the Acquiring Portfolio (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Portfolio's total return for all periods since the organization of the Acquired Portfolio. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD;

     (s) Neither the Acquired Portfolio nor, to the knowledge of the Acquired Portfolio, any "affiliated person" of the Acquired Portfolio has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Portfolio, has any affiliated person of the Acquired Portfolio been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

     (t) The tax representation certificate to be delivered by Safeco Trust on behalf of the Acquired Portfolio to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Portfolio Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust, on behalf of the Acquiring Portfolio, represents, warrants and covenants to the Acquired Portfolio, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Portfolio is a series of the Acquiring Trust. The Acquiring Portfolio has not commenced operations and will not do so until the Closing. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

     (c) The Acquiring Portfolio's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Portfolio included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

     (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Portfolio, each dated [ ], 2004, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired Portfolio's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired Portfolio's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (e) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Portfolio to which the Acquiring Trust is a party or by which the Acquiring Portfolio or any of its assets is bound;

     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Portfolio or any of the Acquiring Portfolio's properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Portfolio's business or its ability to consummate the transactions contemplated herein;

     (g) The Acquiring Portfolio has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Acquiring Portfolio is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Portfolio is not a party to any Tax allocation, sharing, or indemnification agreement;

     (h) The Acquiring Portfolio has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex A;

     (i) The Acquiring Portfolio currently complies, and at all times since its organization has complied, in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Portfolio. All advertising and sales material used by the Acquiring Portfolio complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Portfolio have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(j) The authorized capital of the Acquiring Portfolio consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Portfolio will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio for the account of the Acquired Portfolio Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring

Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio shares, nor is there outstanding any security convertible into any Acquiring Portfolio shares, nor will the Acquiring Portfolio have any issued or outstanding shares on or before the Closing Date other than those issued to Pioneer Investment Management, Inc. (the "Acquiring Portfolio Adviser") or one of its affiliates, which shares shall be redeemed, for an amount equal to the price paid therefor, at or before the Closing;

     (k) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (l) The information to be furnished in writing by the Acquiring Portfolio or the Acquiring Portfolio Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

     (m) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Portfolio, except for the registration of the Acquiring Portfolio Shares under the Securities Act and the Investment Company Act;

     (n) The prospectus and statement of additional information of the Acquiring Portfolio and any amendments or supplements thereto, furnished to the Acquired Portfolio, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

     (o) Neither the Acquiring Portfolio nor, to the knowledge of the Acquiring Portfolio, any "affiliated person" of the Acquiring Portfolio has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Portfolio, has any affiliated person of the Acquiring Portfolio been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

     (p) The tax representation certificate to be delivered by the Acquiring Trust on behalf of the Acquiring Portfolio to the Safeco Trust and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Portfolio Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE PORTFOLIOS

5.1 The Acquired Portfolio will operate the Acquired Portfolio's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2 The Safeco Trust will call a special meeting of the Acquired Portfolio's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3 The Acquiring Portfolio will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Safeco Trust will provide the Acquiring Portfolio with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4 The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired by the Acquired Portfolio for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5 The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requires concerning the beneficial ownership of the Acquired Portfolio Shares.

5.6 Subject to the provisions of this Agreement, each Portfolio will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7 The Acquired Portfolio shall furnish to the Acquiring Portfolio on the Closing Date a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date setting forth the NAV of the Acquired Portfolio as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Safeco Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Safeco Trust shall furnish to the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Acquired

Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Portfolio under the Code, and which statement will be certified by the Treasurer of the Safeco Trust.

5.8 Neither Portfolio shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Portfolio, the Acquired Portfolio Tax Representation Certificate and, with respect to the Acquiring Portfolio, the Acquiring Portfolio Tax Representation Certificate.

5.9 From and after the date of this Agreement and until the Closing Date, each of the Portfolios and the Safeco Trust and the Acquiring Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of
Section 368(a)(1)(F) of the Code and shall not take any position inconsistent with such treatment.

5.10 From and after the date of this Agreement and through the time of the Closing, each Portfolio shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying, as a regulated investment company under the provisions of Subchapter M of the Code.

5.11 The Acquired Portfolio shall prepare, or cause to be prepared, all Tax Returns of the Acquired Portfolio for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Portfolio shall make any payments of Taxes required to be made by such Portfolio with respect to any such Tax Returns.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Acquired Portfolio to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Portfolio in writing:

6.1 All representations and warranties by the Acquiring Trust on behalf of the Acquiring Portfolio contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Acquiring Trust shall have delivered to the Safeco Trust on the Closing Date a certificate of the Acquiring Trust on behalf of the Acquiring Portfolio executed in its name by its

President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Safeco Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Article 6 have been met, and as to such other matters as the Safeco Trust shall reasonably request;

6.3 The Acquiring Trust on behalf of the Acquiring Portfolio shall have delivered to the Safeco Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Portfolio Tax Representation Certificate, satisfactory to the Safeco Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Portfolio;

6.4 With respect to the Acquiring Portfolio, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Portfolio and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

6.5 The Safeco Trust shall have received at the Closing a favorable opinion as to authorization of this Agreement by the Acquiring Fund and related matters of Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Safeco Trust.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Portfolio in writing:

7.1 All representations and warranties of the Safeco Trust on behalf of the Acquired Portfolio contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Safeco Trust shall have delivered to the Acquiring Portfolio the Statement of Assets and Liabilities of the Acquired Portfolio pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Safeco Trust's Treasurer or Assistant Treasurer;

7.3 The Safeco Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the Safeco Trust on behalf of the Acquired Portfolio executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Safeco Trust contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this
Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

7.4 The Safeco Trust on behalf of the Acquired Portfolio shall have delivered to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Portfolio Tax Representation Certificate, satisfactory to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Portfolio;

7.5 The Acquiring Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Safeco Trust and related matters of Kirkpatrick & Lockhart LLP, dated as of the Closing Date, in a form reasonably satisfactory to Acquiring Trust; and

7.6 With respect to the Acquired Portfolio, the Board of Trustees of the Safeco Trust shall have determined that the Reorganization is in the best interests of the Acquired Portfolio and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.       FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Portfolio's shareholders in accordance with the provisions of the Safeco Trust's Trust Instrument and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Portfolio's shareholders shall have been delivered by the Acquired Portfolio to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4 The Acquiring Trust's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act; and

8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Safeco Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Portfolio of the Acquired Assets solely in exchange for the issuance of Acquiring Portfolio Shares to the Acquired Portfolio and the assumption of the Assumed Liabilities by the Acquiring Portfolio, followed by the distribution by the Acquired Portfolio, in liquidation of the Acquired Portfolio, of Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in exchange for their Acquired Portfolio Shares and the termination of the Acquired Portfolio, will constitute a "reorganization" within the meaning of Section 368(a) of the Code

9.       BROKERAGE FEES AND EXPENSES

9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The parties have been informed by Symetra Financial Corporation and the Acquiring Portfolio Adviser - and the parties have entered into this Agreement in reliance on such information - that such non-parties will pay all expenses of the Portfolios associated with the Reorganization, including the expenses associated with the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the SEC or any other governmental authority in connection with the transactions contemplated by this Agreement and the legal fees of the Trustees and Trustees' fees incurred in connection with the Reorganization. Except for the foregoing, the Acquiring Portfolio and the Acquired Portfolio shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Trust and the Safeco Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.      TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Safeco Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

     (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

     (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

     (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Portfolio's shareholders;

     (d) by resolution of the Safeco Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Portfolio's shareholders; or

     (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2004 or such other date as the parties may mutually agree upon in writing.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Portfolio, the Acquiring Trust, the Safeco Trust or the Acquired Portfolio, or the trustees or officers of the Safeco Trust, or the Acquiring Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.      AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Safeco Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Portfolio's shareholders called by the Safeco Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Portfolio Shares to be received by the Acquired Portfolio Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.      NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Portfolio, c/o Symetra Financial Corporation, 5069 154th Place, N.E., Seattle, Washington 98052,
Attention: Roger F. Harbin, with copies to R. Darrell Mounts, Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, DC 20036-1221, and to the Acquiring Portfolio, c/o Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109, Attention: Dorothy E. Bourassa, Esq., with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 ss. 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Safeco Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Portfolio or the Acquired Portfolio, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the Safeco Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the Safeco Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Safeco Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Portfolio and the Acquired Portfolio, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the Safeco Trust, respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.


Attest:                                       SAFECO RESOURCE SERIES TRUST
                                              on behalf of
                                              [SAFECO PORTFOLIO]


By:                                           By:
   -------------------------------               ------------------------------

Name:                                         Name:

Title:  Secretary                             Title:  President





                                             PIONEER VARIABLE CONTRACTS TRUST on
                                             behalf of
Attest:                                      [Pioneer Portfolio]


By:                                          By:
     ----------------------                       ----------------------

Name:                                        Name:

Title:                                       Title:

Annex A


                        TAX REPRESENTATION CERTIFICATE OF

                        PIONEER VARIABLE CONTRACTS TRUST
                        ON BEHALF OF [PIONEER PORTFOLIO]

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of___ , 2004 between Pioneer Variable Contracts Trust, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series, [Pioneer Portfolio] ("Acquiring Portfolio"), and Safeco Resource Series Trust, a Delaware statutory trust, on behalf of its series [Safeco Portfolio] ("Acquired Portfolio") (the "Agreement"). Pursuant to the Agreement, Acquiring Portfolio will acquire all of the assets of Acquired Portfolio in exchange solely for (i) the assumption by Acquiring Portfolio of the Assumed Liabilities of Acquired Portfolio, and (ii) the issuance of Class I shares of beneficial interest of Acquiring Portfolio (the "Acquiring Portfolio Shares") to Acquired Portfolio, followed by the distribution by Acquired Portfolio, in liquidation of Acquired Portfolio, of the Acquiring Portfolio Shares to the shareholders of Acquired Portfolio and the termination of Acquired Portfolio (the foregoing together constituting the "transaction").

     The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations on behalf of Acquiring Portfolio, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     1. The Acquiring Fund's a series of the Acquiring Trust is a statutory trust established under the laws of the State of Delaware, and Acquiring Portfolio will be treated after the Closing as a separate corporation for federal income tax purposes. Acquiring Portfolio was newly organized solely for the purpose of effecting the transaction and continuing thereafter to operate as a regulated investment company. Prior to the transaction, Acquiring Portfolio did not and will not engage in any business activities. There shall be no shares of Acquiring Portfolio issued and outstanding prior to the Closing Date other than those issued to Pioneer Investment Management, Inc. or one of its affiliates in connection with the creation of Acquiring Portfolio which shares shall be redeemed, for an amount equal to the price paid therefore, at or before the Closing.

     2. Neither Acquiring Portfolio nor any person "related" to Acquiring Portfolio (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership of which Acquiring Portfolio or any such related person is a partner, has any plan or intention to redeem or otherwise acquire any of the Acquiring Portfolio Shares received by shareholders of Acquired Portfolio in the transaction except in the ordinary course of Acquiring Portfolio's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a series of a registered open-end investment company to redeem its own shares.

     3. After the transaction, Acquiring Portfolio will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of Acquired Portfolio or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) of Acquired Portfolio in a business.

     4. Acquiring Portfolio has no plan or intention to sell or otherwise dispose of any assets of Acquired Portfolio acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the "Code").

     5. Any expenses of Acquired Portfolio incurred in connection with the transaction which are paid or assumed by Acquiring Portfolio will be expenses of Acquired Portfolio solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Portfolio will not pay or assume the expenses, if any, incurred by any Acquired Portfolio Shareholders in connection with the transaction.

     6. There is no, and never has been any, indebtedness between Acquiring Portfolio and Acquired Portfolio.

     7. Acquiring Portfolio will qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for all taxable years ending after the date of the transaction.

     8. Acquiring Portfolio meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

     9. Acquiring Portfolio is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     10. Acquiring Portfolio does not now own and has never owned, directly or indirectly, any shares of Acquired Portfolio.

     11. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares issued to Acquired Portfolio will be approximately equal to the fair market value of Acquired Assets minus the Assumed Liabilities. Acquiring Portfolio will not furnish any consideration in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Portfolio Shares.

     12. Immediately following the transaction, the Acquired Portfolio Shareholders will own all of the outstanding Acquiring Portfolio Shares, and will own such shares solely by reason of their ownership of the Acquired Portfolio Shares immediately prior to the transaction. Acquiring Portfolio has no plan or intention to issue as part of the transaction any shares of Acquiring Portfolio other than the Acquiring Portfolio Shares issued in exchange for the Acquired Assets.

     13. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Portfolio's becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     14. No Acquired Portfolio shareholder is acting as agent for Acquiring Portfolio in connection with the transaction or approval thereof. Acquiring Portfolio will not reimburse any Acquired Portfolio shareholder for Acquired Portfolio Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

     15. Acquiring Portfolio has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in Acquiring Portfolio.


                                    * * * * *


     The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Portfolio. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                  PIONEER VARIABLE CONTRACTS TRUST ON BEHALF OF [PIONEER PORTFOLIO]



                                  By:
                                     ----------------------------------------

                                  Name:
                                       --------------------------------------

                                  Title:
                                        -------------------------------------

Dated:

Annex B

                        TAX REPRESENTATION CERTIFICATE OF

                          SAFECO RESOURCE SERIES TRUST
                         ON BEHALF OF [SAFECO PORTFOLIO]

     This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of , 2004 between Pioneer Variable Contracts Trust, a Delaware statutory trust on behalf of its series, [Pioneer Portfolio] ("Acquiring Portfolio"), and Safeco Resource Series Trust, a Delaware statutory trust ("Safeco Trust"), on behalf of its series [Safeco Portfolio] ("Acquired Portfolio") (the "Agreement"). Pursuant to the Agreement, Acquiring Portfolio will acquire all of the assets of Acquired Portfolio in exchange solely for (i) the assumption by Acquiring Portfolio of the Assumed Liabilities of Acquired Portfolio and (ii) the issuance of Class I shares of beneficial interest of Acquiring Portfolio (the "Acquiring Portfolio Shares") to Acquired Portfolio, followed by the distribution by Acquired Portfolio, in liquidation of Acquired Portfolio, of the Acquiring Portfolio Shares to the shareholders of Acquired Portfolio and the termination of Acquired Portfolio (the foregoing together constituting the "transaction").

     The undersigned officer of the Safeco Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Portfolio, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

     1. Acquired Portfolio is a series of the Safeco Trust, a statutory trust organized under the laws of the state of Delaware, and Acquired Portfolio is, and has been at all times, treated as a separate corporation for federal tax purposes.

     2. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares received by each shareholder that holds shares of Acquired Portfolio (the "Acquired Portfolio Shares") will be approximately equal to the fair market value of the Acquired Portfolio Shares with respect to which such Acquiring Portfolio Shares are received, and the aggregate consideration received by Acquired Portfolio shareholders in exchange for their Acquired Portfolio Shares will be approximately equal to the fair market value of all of the outstanding Acquired Portfolio Shares immediately prior to the transaction. No property other than Acquiring Portfolio Shares will be distributed to shareholders of Acquired Portfolio in exchange for their Acquired Portfolio Shares, nor will any such shareholder receive cash or other property as part of the transaction.

     3. Neither Acquired Portfolio nor any person "related" to Acquired Portfolio (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership in which Acquired Portfolio or any such related person is a partner, has redeemed, acquired or otherwise made any distributions with respect to any shares of Acquired Portfolio as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Portfolio's business as a series of an open-end investment company. To the best knowledge of management of Acquired Portfolio, there is no plan or intention on the part of shareholders of Acquired Portfolio to engage in any transaction with Acquired Portfolio, Acquiring Portfolio, or any person treated as related to Acquired Portfolio or Acquiring Portfolio under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Portfolio, Acquiring Portfolio, or any person treated as related to Acquired Portfolio or Acquiring Portfolio under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Portfolio Shares or any of the Acquiring Portfolio Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Portfolio's business as a series of an open-end investment company.

     4. In the transaction, Acquired Portfolio will transfer its assets to Acquiring Portfolio, which will assume the Assumed Liabilities, such that immediately following the transfer, Acquiring Portfolio will possess all of the same assets and liabilities as were possessed by Acquired Portfolio immediately prior to the transaction, except for assets used to pay expenses incurred in connection with the transaction and assets distributed to shareholders in redemption of their shares immediately preceding, or in contemplation of, the transaction (other than redemptions and distributions made in the ordinary course of Acquired Portfolio's business as an open-end investment company) which assets constitute less than 1% of the net assets of Acquired Portfolio.

     5. As of the date of the transaction, the fair market value of the Acquiring Portfolio Shares issued to the Acquired Portfolio will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. Acquired Portfolio will not receive any consideration from Acquiring Portfolio in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Portfolio Shares.

     6. The Assumed Liabilities assumed by Acquiring Portfolio plus the Assumed Liabilities, if any, to which the transferred assets are subject were incurred by Acquired Portfolio in the ordinary course of its business. Acquired Portfolio is not aware of any liabilities of any kind other than the Assumed Liabilities.

     7. As of the Closing Date, the adjusted basis and the fair market value of the Acquired Assets will equal or exceed the Assumed Liabilities for purposes of
Section 357(d) of the Code.

     8. Acquired Portfolio currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. A significant part of the Acquired Assets will be Acquired Portfolio's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d)(3) (which provides that a corporation's historic business assets are the assets used in its historic business), except for any Acquired Portfolio assets that may have been disposed of by the Acquired Fund after the Acquiring Portfolio Adviser became the investment adviser to Acquired Portfolio on August 2, 2004.

     9. Acquired Portfolio will distribute to its shareholders the Acquiring Portfolio Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

     10. The expenses of Acquired Portfolio incurred by it in connection with the transaction, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Portfolio will not pay any expenses incurred by its shareholders in connection with the transaction.

     11. There is no, and never has been any, indebtedness between Acquiring Portfolio and Acquired Portfolio.

     12. Acquired Fund has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies for such treatment as of the time of the Closing.

     13. Acquired Portfolio meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

     14. Acquired Portfolio is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     15. Acquired Fund does not pay compensation to any shareholdee-employee.

     16. Immediately following the transaction, Acquired Portfolio Shareholders will own all of the outstanding Acquiring Portfolio Shares and will own such shares solely by reason of their ownership of the Acquired Portfolio Shares immediately prior to the transaction.

     17. Acquired Portfolio shareholders will not have dissenters' or appraisal rights in the transaction.

     18. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Fund's becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     19. Acquired Portfolio has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in Acquired Fund.

                                    * * * * *

     The undersigned officer of the Safeco Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                     SAFECO RESOURCE SERIES  TRUST, ON BEHALF OF
                                     [SAFECO PORTFOLIO]



                                     By:
                                        ----------------------------------------

                                     Name:
                                          --------------------------------------

                                     Title:
                                           -------------------------------------

Dated:

                       Exhibit B - Form of Interim Investment Advisory Agreement
                       ---------------------------------------------------------

         AGREEMENT dated as of August 2, 2004, between Pioneer Investment Management, Inc. ("Pioneer"), a Delaware corporation and a member of the UniCredito Italiano Banking Group, Register of Banking Groups, and Safeco Resource Series Trust, a Delaware statutory trust (the "Trust"), on behalf of its series as listed on Exhibit 1, and amended from time to time (the "Portfolios").

         Whereas, Safeco Asset Management Company has acted as investment adviser to each Portfolio pursuant to an Investment Advisory Agreement dated September 30, 1993 (the "Prior Agreement").

         Whereas, the Prior Agreement has been approved by the Board of Trustees of the Trust and the shareowners of the Portfolio.

         Whereas, the Prior Agreement is being terminated as a result of assignment.

         Whereas, the Board of Trustees has determined to appoint Pioneer as investment adviser to the Fund.

         Whereas, this Agreement is being entered into in reliance upon Rule 15a-4 under the Investment Company Act of 1940, as amended (the "Investment Company Act").

         Now therefore the Trust and Pioneer agree as follow:

         Section 1. The Trust appoints Pioneer as investment adviser of the Portfolios for the period and on the terms set forth herein. Pioneer accepts such appointment.

         Section 2. Pioneer and the Trust, on behalf of the Portfolio, hereby agree that the provisions of the Prior Agreement (other than as to the term of the Prior Agreement, the identity of the Adviser and the use of the "Safeco"
name) are incorporated herein by reference and made a part hereof as if references to the Adviser were to Pioneer. Without limiting the forgoing, Pioneer shall be entitled to the fee for its services provided for in the Prior Agreement from (but exclusive of) the date hereof until the termination of this Agreement, except as provided in Section 3 below.

         Section 3. In the event that this Agreement is not approved by a majority of the Trust's outstanding voting securities (as such term is used in the Investment Company Act), Pioneer shall be entitled to a fee equal to the cost to Pioneer of performing its services under this Agreement in lieu of the fee provided for in Section 2. For purposes of this Agreement, Pioneer's costs in providing the services under this Agreement shall be equal to the pro rata portion of Pioneer's expenses for the term of this Agreement attributable to its investment company advisory business, calculated as follows: Pioneer cost in providing investment advisory services to its investment companies of the same type (i.e., domestic equity, international, fixed income, money market) multiplied by a fraction the numerator of which shall be the average daily net assets of the Portfolio during the term of this Agreement and the denominator of which shall be the average month end net assets under Pioneer's management of all of its investment company clients.

         Section 4. The compensation earned by Pioneer under Section 2 of this Agreement shall be held in an interest bearing escrow account with the Portfolio's custodian. If a majority of the outstanding voting securities approves this Agreement prior to the end of its term, the amount in the escrow account (including any interest earned) shall be paid to Pioneer. If a majority of the outstanding voting securities do not approve this Agreement prior to the end of its term, Pioneer shall be entitled to be paid, out of the escrow account the lesser of (i) the amount in the escrow account (including any interest earned on that amount while in escrow) and (ii) the fee provided for in Section 3 (plus any interest on that amount while in escrow), with any remaining amount in the escrow account being returned to the Portfolio.

         Section 5. This Agreement shall become effective on August 2, 2004. Unless terminated as provided below, this Agreement shall remain in full force and effect until the earliest of (i) the closing of the reorganization of the Portfolio into [name of Pioneer Portfolio], (ii) approval of a Management Contract between the Portfolio and Pioneer and (iii) a date that is the later of 150 days after the date of the termination of the Prior Agreement or such later date as may be consistent with a rule or interpretive position (formal or informal) of the staff of the Securities and Exchange Commission. This Agreement may be terminated at any time without payment of penalty by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio. Pioneer may terminate this Agreement at any time without payment of any penalty on not less than 60 days written notice to the Portfolio. This Agreement shall automatically terminate upon its assignment as defined in the Investment Company Act.

         In witness whereof, the parties hereto have executed this Agreement as the 2nd day of August 2004.


                                            SAFECO RESOURCE SERIES TRUST

                                            -----------------------------------

                                            By: _______________________________

                                            Its: ______________________________


                                            PIONEER INVESTMENT MANAGEMENT, INC.

                                            -----------------------------------

                                            By: _______________________________

                                            Its: ______________________________

                        Exhibit C - Additional Information Pertaining to Pioneer
                        --------------------------------------------------------


OWNERSHIP OF PIONEER.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano.


PORTFOLIO TRANSACTION POLICIES

All orders for the purchase or sale of portfolio securities are placed on behalf of each Portfolio by Pioneer pursuant to authority contained in the Portfolio's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to a Portfolio and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Exchange Act, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the Portfolio may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of a Portfolio and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to any of the Portfolios as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to any of the Portfolios. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to any of the Portfolios. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of a Portfolio as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

None of the Portfolios used any brokers affiliated with Pioneer during its most recently completed fiscal year in connection with its portfolio transactions.

SIMILAR FUNDS


Pioneer serves as the investment adviser to each Portfolio in the Pioneer family of funds. The following table identifies other funds in the Pioneer Family of Funds that have similar investment objectives to the Portfolios described in this Proxy Statement and provides other information regarding the similar funds.

============================================================================================================
Pioneer Portfolio                 Net assets of Fund           Management fee rate
                                 (as of September 30, 2004)    (as a percentage of average daily net assets)
============================================================================================================
Pioneer America Income Trust      $199,641,365                 0.50%
============================================================================================================
Pioneer Balanced Fund             $44,418,013                  0.65% of the Funds average net assets up to
                                                               $1 billion, 0.60% of the next $4 billion;
                                                               and 0.55% of the excess over $5 billion.
============================================================================================================
Pioneer Bond Fund                 $265,835,916                 0.50%
============================================================================================================
Pioneer Cash Reserves Fund        $478,165,700                 0.40%
============================================================================================================
Pioneer Emerging Markets Fund     $268,254,326                 1.15%
============================================================================================================
Pioneer Equity Income Fund        $874,304,393                 0.60 of the funds average net assets up to
                                                               $10 billion and 0.575% on the assets over
                                                               $10 billion.
============================================================================================================
Pioneer Europe Fund               $171,301,516                 1.00% of the Funds average net assets up to
                                                               $300 million, 0.85% of the next $200 million
                                                               and 0.75% of the excess over $500 million.
============================================================================================================
Pioneer Europe Select Fund        $6,725,644                   1.00% of the Funds average net assets up to
                                                               $300 million, 0.85% of the next $200 million
                                                               and 0.75% of the excess over $500 million.
============================================================================================================
Pioneer Fund                      $6,131,707,342               0.60% +/- 10% depending on performance vs.
                                                                  S&P 500 Index.
============================================================================================================
Pioneer Global High Yield Fund    $145,376,065                 0.70% of the Funds average net assets up to
                                                               $500 million, 0.65% of the next $500 million
                                                               and 0.60% of the excess over $1 billion.
============================================================================================================
Pioneer Growth Shares             $663,767,737                 0.70% of the Funds average net assets up to
                                                               $500 million, 0.65% of the next $500 million
                                                               and 0.625% of the excess over $1 billion.
                                                               +/- 10% depending on performance vs. Russell
                                                               1000 Index.
============================================================================================================
Pioneer High Yield Fund           $7,811,801,182               0.70% of the Funds average net assets up to
                                                               $500 million, 0.65% of the next $500 million
                                                               and 0.60% of the excess over $1 billion.
============================================================================================================
Pioneer International Equity      $36,478,202                  1.00% of the Funds average net assets up to
Fund                                                           $300 million, 0.85% of the next $200 million
                                                               and 0.75% of the excess over $500 million.
============================================================================================================
Pioneer International Value Fund  $130,773,125                 1.00% of the Funds average net assets up to
                                                               $300 million, 0.85% of the next $200 million
                                                               and 0.75% of the excess over $500 million.
============================================================================================================
Pioneer Large Cap Growth Fund     $1,694,987                   0.75%
============================================================================================================
Pioneer Mid Cap Growth Fund       $559,334,106                 0.625% +/- .20% depending on performance vs.
                                                               S&P  Mid Cap 400 Index.
============================================================================================================
Pioneer Mid Cap Value Fund        $1,842,494,003               0.70% of the Funds average net assets up to
                                                               $500 million, 0.65% of the next $500 million
                                                               and 0.625% of the excess over $1 billion.
                                                               +/- .10% depending on performance vs.
                                                               Russell Mid Cap Value Index.
============================================================================================================
Pioneer Oak Ridge Large Cap       $39,073,966                  0.75% of the next $1 billion and 0.70% of
Growth Fund                                                    the excess over $1 billion.
============================================================================================================
Pioneer Oak Ridge Small Cap       $47,438,259                  0.85% of the next $1 billion and 0.80% of
Growth Fund                                                    the excess over $1 billion.
============================================================================================================
Pioneer Papp America-Pacific      $20,219,066                  0.75% of the next $1 billion and 0.70% of
Rim Fund                                                       the excess over $1 billion.
============================================================================================================

============================================================================================================
Pioneer Portfolio                 Net assets of Fund           Management fee rate
                                 (as of September 30, 2004)    (as a percentage of average daily net assets)
============================================================================================================
Pioneer Papp Small and Mid Cap    $40,835,919                  0.85% of the next $1 billion and 0.80% of
Growth Fund                                                    the excess over $1 billion.
============================================================================================================
Pioneer Papp Stock Fund           $43,972,353                  0.75% of the next $1 billion and 0.70% of
                                                               the excess over $1 billion.
============================================================================================================
Pioneer Papp Strategic Growth     $43,117,493                  0.75% of the next $1 billion and 0.70% of
Fund                                                           the excess over $1 billion.
============================================================================================================
Pioneer Research Fund             $18,315,138                  0.75% of the next $1 billion and 0.70% of
                                                               the excess over $1 billion.
============================================================================================================
Pioneer Select Equity Fund        $496,845                     0.75%
============================================================================================================
Pioneer Short Term Income Fund    $12,321,110                  0.40%
============================================================================================================
Pioneer Small Cap Value Fund      $517,033,022                 0.85%
============================================================================================================
Pioneer Small Company Fund        $186,036,475                 0.85%
============================================================================================================
Pioneer Strategic Income Fund     $572,112,159                 0.60% of the Funds average net assets up to
                                                               $1 billion, 0.55% of the next $9 billion;
                                                               and 0.50% of the excess over $10 billion.
============================================================================================================
Pioneer Tax Free Income Fund      $338,100,498                 0.50% of the Funds average net assets up to
                                                               $250 million, 0.48% of the next $50 million;
                                                               and 0.45% of the excess over $300 million.
============================================================================================================
Pioneer Value Fund                $3,788,405,005               0.60% +/- .10% depending on performance vs.
                                                               Lipper Growth and Income Fund Index.
============================================================================================================
Pioneer Variable Contracts Trust
============================================================================================================
Pioneer America Income VCT        $44,418,013                  0.55%
Portfolio
============================================================================================================
Pioneer Balanced VCT Portfolio    $44,699,291                  0.65%
============================================================================================================
Pioneer Equity Income VCT         $874,304,393                 0.65%
Portfolio
============================================================================================================
Pioneer Emerging Markets VCT      $33,358,556                  1.15%
Portfolio
============================================================================================================
Pioneer Europe VCT Portfolio      $14,946,105                  1.00%
============================================================================================================
Pioneer Fund VCT Portfolio        $265,027,924                 0.65%
============================================================================================================
Pioneer Growth Shares VCT         $36,316,518                  0.70%
Portfolio
============================================================================================================
Pioneer High Yield VCT Portfolio  $109,597,617                 0.65%
============================================================================================================
Pioneer International Value VCT   $23,107,772                  1.00%
Portfolio
============================================================================================================
Pioneer Mid Cap Value VCT         $660,212,326                 0.65%
Portfolio
============================================================================================================
Pioneer Money Market VCT          $30,622,262                  0.50%
Portfolio
============================================================================================================
Pioneer Oak Ridge Large Cap       $2,528,521                   0.75% of the next $1 billion and 0.70% of
Growth VCT Portfolio                                           the excess over $1 billion.
============================================================================================================
Pioneer Papp America-Pacific      $909,585                     0.75% of the next $1 billion and 0.70% of
Rim VCT Portfolio                                              the excess over $1 billion.
============================================================================================================
Pioneer Papp Small and Mid Cap    $1,525,336                   0.75% of the next $1 billion and 0.70% of
Growth VCT Portfolio                                           the excess over $1 billion.
============================================================================================================
Pioneer Small Cap Value VCT       $22,800,093                  0.75%
Portfolio
============================================================================================================
Pioneer Small Company VCT         $12,241,934                  0.75%
Portfolio
============================================================================================================
Pioneer Strategic Income VCT      $38,535,065                  0.65%
Portfolio
============================================================================================================
Pioneer Value VCT Portfolio       $7,738,878                   0.75%
============================================================================================================

                                     Exhibit D - Portfolio Manager's Performance
                                     -------------------------------------------

Report From the Portfolio Managers
Safeco RST Bond Portfolio
As of June 30, 2004

How did the Portfolio perform?

For the six-month period ending June 30, 2004, the Safeco RST Bond Portfolio slightly underperformed against its benchmark, the Lehman Aggregate Bond Index.

What factors impacted the Portfolio's performance?

The decline in interest rates over economic recovery concerns was the most important factor in market performance during the first quarter. While interest rates declined in the first quarter, they rose sharply during the second quarter. The yield on the two-year Treasury rose by 110 basis points or 1.1%, the five-year by 99 basis points or almost 1%, the 10-year by 75 basis points and the 30-year by 52 basis points.

The Portfolio benefited from a relatively short duration of 4.38 versus the Lehman Aggregate duration of 4.70. The Portfolio also benefited from an 11.9% underweight in Treasury securities. Treasuries underperformed the most of any sector during the second quarter.

The best performing fixed income sector during the second quarter was the mortgage market. The Portfolio was hurt by the 5.2% underweight in mortgage securities in the quarter. Also hurting the Portfolio was the 11.8% overweight in corporate bonds, although the Portfolio was more overweighted in "A" rated bonds, which performed slightly better than lower-rated "BBB" bonds.

What changes did you make to the Portfolio and why?

During the first quarter, we restructured the maturity profile of our Treasury exposure. We laddered our Treasury holdings across the entire yield curve offering the best roll and highest yield per unit of duration risk. We added more Treasury inflation-protected securities. We increased our exposure to callable agency securities to increase the portfolio's yield and to cushion the blow from an eventual rise in rates.

Second quarter trading activity was aimed at maintaining our slightly short duration and maintaining the mortgage-backed securities (MBS) allocation. Specifically, the Portfolio used the cash from mortgage paydowns to purchase a 30-year 5.0% FNMA pass-through to maintain the allocation of MBS. The Portfolio was also active in the Corporate bond sector, swapping a 30-year Target Corporation bond for a similar maturity Treasury bond and tendering some 10-year Wells Fargo bonds and investing the proceeds in Boeing and Petro-Canada.

Tim Hokari - Portfolio Manager

Lesley Fox - Portfolio Manager

Nancy McFadden, CFA - Portfolio Manager

Gregory Card, CFA - Portfolio Manager

Performance Overview
Safeco RST Bond Portfolio
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
for the periods ended June 30, 2004                                   Six Month*     1 Year          5 Year          10 Year
-----------------------------------------------------------------------------------------------------------------------------------

Safeco RST Bond Portfolio                                                 0.00%       (0.31)%          5.90%           6.12%
Lehman Brothers Aggregate Bond Index                                      0.15%        0.32 %          6.95%           7.39%
* Not annualized.
  Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.
-----------------------------------------------------------------------------------------------------------------------------------

[Graph showing Safeco RST Bond Portfolio's performance compared to the Lehman Brothers Aggregate Bond Index for the period beginning 6/94 and ending 6/04.]

Investment Values:
Safeco RST Bond Portfolio = $18,109 at 6/04.
Lehman Brothers Aggregate Bond Index = $20,394 at 6/04.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield........................3.57%
Weighted Average Maturity.......5.58 years

[Pie Chart]
AAA:  64.9%
AA:  0.9%
BBB:  12.3%
Cash & Other:  4.4%

                                                     Percent of
       BONDS BY TYPE                                 Net Assets
       --------------------------------------------- --------------
       U.S. Government & Agency Obligations                27.1 %
       Asset Backed Securities                              1.4
       U.S. Government Agency--Mortgage Backed
           Securities                                      28.8
       Collateralized Mortgage Obligations                  4.5
       Municipal Bonds                                      1.1
       Corporate Bonds                                     32.7
       Cash & Other                                         4.4
                                                        -------
                                                          100.0%
                                                        =======

Report From the Portfolio Managers
Safeco RST Core Equity Portfolio
As of June 30, 2004

How did the Portfolio perform?

The Safeco RST Core Equity Portfolio underperformed its benchmark Index, the S&P 500, for the six-month period ending June 30, 2004.

What factors impacted the Portfolio's performance?

Trends that hurt the Portfolio in the fourth quarter of 2003 continued. Cyclical stocks, companies without earnings and lower quality companies continued to perform better than the stocks in the Portfolio's benchmark.

During the first half of this year, virtually every sector had stocks that performed well. Some of these stocks, such as Ball Corp., Illinois Tool Works and Leggett & Platt performed well as the economy strengthened. Others like Hartford Financial and Schlumberger performed well because trends in the insurance and energy industries remain positive. Finally, others like Estee Lauder, Harley Davidson, and PepsiCo are simply solid companies doing well.

The Portfolio had several poor performing stocks in the first half, including some in the healthcare sector. In this sector, patent expirations (Abbott), legal issues (Wyeth) and concerns regarding future growth rates (Amgen) weighed on the stocks. The technology sector had several losers. Nokia is suffering from newer entrants and its own product cycle. Texas Instruments and Applied Materials remain volatile due to concerns regarding the strength and length of the cycle in their end markets.

What changes did you make to the Portfolio and why?

Diversification is increasing - we added two utilities stocks. The largest position sizes are decreasing: positions over 3% at year end are down to zero at mid-year. The percentage of the Portfolio in its top-10 holdings is decreasing (28.2% at year end versus 24% now) and the average market capitalization is decreasing, achieved by reducing positions in Citigroup and Pfizer. The intent of these moves is to improve the relative performance of the Portfolio.

At the same time we were doing the above we continued to look for the correct buy and hold stocks for the Portfolio. Among those moves were adding to existing positions Illinois Tool Works and Cardinal Health and initiating new positions, such as in Sungard Data Systems and Best Buy.

We eliminated our position in Altria when it reached our price objective and our position in PeopleSoft, because we found a better alternative.

Rich Meagley, CFA - Portfolio Manager/Equity Analyst

Darcy MacLaren, CFA - Portfolio Manager

Performance Overview & Highlights
Safeco RST Core Equity Portfolio
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
for the periods ended June 30, 2004                                   Six Month*     1 Year          5 Year          10 Year
-----------------------------------------------------------------------------------------------------------------------------------

Safeco RST Core Equity Portfolio                                          1.92%           14.5%         (5.44)%          8.43%
S&P 500 Index                                                             3.46%          19.13%         (2.20)%         11.82%
-----------------------------------------------------------------------------------------------------------------------------------

*  Not annualized.
   Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

[Graph showing Safeco RST Core Equity Portfolio's performance compared to the S&P 500 Index for the period beginning 6/94 and ending 6/04.]

Investment Values:
Safeco RST Core Equity Portfolio = $22,465 at 6/04.
S&P 500 = $30,563 at 6/04.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

WEIGHTINGS AS A PERCENT OF NET ASSETS
-------------------------------------

[Pie chart]
Large - Common Stocks ($4 billion and above) = 97.2%
Medium - Common Stocks ($1.5 billion to $4 billion) = 0.8%
Cash & Other: 2.09%

                                                                    Percent of Net Assets
TOP FIVE INDUSTRIES
-----------------------------------------------------------------------------------------------
Pharmaceuticals                                                          8.7 %
Diversified Banks                                                        4.7
Integrated Oil & Gas                                                     4.1
Industrial Machinery                                                     4.1
Multi-Line Insurance                                                     3.3


                                                                    Percent of Net Assets
TOP TEN COMMON STOCK HOLDINGS
-----------------------------------------------------------------------------------------------
Microsoft Corp. (Systems Software)                                       2.8%
General Electric Co. (Industrial Conglomerates)                          2.7
Pfizer, Inc. (Pharmaceuticals)                                           2.6
Citigroup, Inc. (Other Diversified Financial Services)                   2.6
Wells Fargo & Co.  (Diversified Banks)                                   2.4
United Technologies Corp. (Aerospace & Defense)                          2.3
Exxon Mobil Corp. (Integrated Oil & Gas)                                 2.3
American International Group, Inc. (Multi-Line Insurance)                2.2
Cisco Systems, Inc. (Communications Equipment)                           2.1
Proctor & Gamble Co. (Household Products)                                2.1

Report From the Portfolio Managers
Safeco RST Growth Opportunities Portfolio
As of June 30, 2004

How did the Portfolio perform?

For the six-month period ending June 30, 2004, the Portfolio has outperformed its benchmark index, the Russell 2000 Index(R).

What factors impacted the Portfolio's performance?

The biggest factor affecting the Portfolio's strong performance has been from stock selection. We have many stable, liquid and less volatile small-cap holdings. Our view continues to be that earnings growth comparisons for many companies will moderate as the economy continues to recover, thus we have positioned the portfolio toward companies with sustainable growth in earnings. Some of the Portfolio's outperformance was a result of 46% of the Portfolio having a market capitalization of greater than $1 billion currently. This is the segment of the market cap spectrum that we added to during late 2003. Year-to date the Russell 2000 Index(R) sectors that contributed the most were producer durables, consumer discretionary and healthcare - all overweighted sectors in the Portfolio. Our underweight in technology helped as well.

What changes did you make to the Portfolio and why?

The turnover in the Growth Opportunities Portfolio remains quite low for a small-cap portfolio as compared to the turnover of other portfolios of its type. What this symbolizes is a management team with a long-term view of the investments made in the portfolio. We continue to upgrade the quality of the portfolio to more stable, more liquid and thereby less volatile stocks. We seek high quality companies that have consistent growth in profits, strong return on investor capital (or increasing), an ability to grow internally, and a seasoned management team.

Jeffrey Schwartz, CFA - Portfolio Manager/Equity Analyst

Bill Whitlow, CFA - Portfolio Manager/Equity Analyst

Performance Overview & Highlights
Safeco RST Growth Opportunities Portfolio
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
for the periods ended June 30, 2004                                   Six Month*     1 Year          5 Year          10 Year
-----------------------------------------------------------------------------------------------------------------------------------
Safeco RST Growth Opportunities Portfolio                                 9.00%          33.86%          3.83%          13.25%
Russell 2000 Index                                                        6.76%          33.37%          6.63%          10.93%

*  Not annualized.
   Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.
--------------------------------------------------------------------------------

[Graph showing Safeco RST Growth Opportunity Portfolio's performance compared to the Russell 2000 Index for the period beginning 6/94 and ending 6/04.]

Investment Values:
Safeco RST Growth Opportunities Portfolio = $34,696 at 6/04.
Russell 2000 Index = $28,210 at 6/04.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

WEIGHTINGS AS A PERCENT OF NET ASSETS
-------------------------------------

[Pie chart]
Large - Common Stocks ($4 billion and above) = 3.0%
Warrants = 0.3%
Cash & Other = 2.7%
Indexed Securities = 6.4%
Medium - Common Stocks ($1.5 billion to $4 billion) = 34.9%
..Small - Common Stocks (Less than $1.5 billion) = 52.7%

                                                            Percent of
TOP FIVE INDUSTRIES                                         Net Assets
--------------------------------------------------------------------------
Thrifts & Mortgage Finance                                       5.2 %
Specialty Stores                                                 5.1
Casinos & Gambling                                               4.3
Homebuilding                                                     4.1
Health Care Services                                             3.8

                                                            Percent of
TOP TEN COMMON STOCK HOLDINGS                               Net Assets
--------------------------------------------------------------------------
MICROS Systems, Inc.                                             2.9%
    (Application Software)
Nu Skin Enterprises, Inc. (Class A).                             2.6
    (Personal Products)
PolyMedica Corp.                                                 2.6
    (Health Care Supplies)
Iron Mountain, Inc.                                              2.5
    (Data Processing & Outsourced Services)
Station Casinos, Inc.                                            2.5
    (Casinos & Gaming)
Websense, Inc.                                                   2.5
    (Internet Software & Services)
Old Dominion Freight Lines, Inc.                                 2.4
    (Trucking)
American Healthways, Inc.                                        2.4
    (Health Care Services)
Tektronix, Inc.                                                  2.2
    (Electronic Equipment Manufacturers)
Rent-A-Center, Inc.                                              2.2
    (Specialty Stores)

Report From the Portfolio Managers
RST Money Market Portfolio
As of June 30, 2004

How did the Portfolio perform?

The 12-month return on the Portfolio was lower than the 3.2% year-over-year increase in the Consumer Price Index (CPI) as of the end of June 2004.

What factors impacted the Portfolio's performance?

After a full year of the Federal Funds target rate of 1.00%, the Federal Reserve's Open Market Committee (FOMC) finally raised the rate to 1.25% on June
30. The Fed Funds futures market anticipates a 0.25% rise in the rate at each of the four remaining FOMC meetings in 2004 and even higher rates in 2005.

Much of the performance of the Portfolio can be attributed to the large holdings (26%) of 7-day reset floating rate notes that reset off of 1-month London inter-bank offer rate (LIBOR). LIBOR-based securities currently offer higher rates than other available money market securities, and the frequent rate reset of the notes captures higher rates more quickly in a rapidly rising rate environment. Also contributing to the Portfolio's returns were the holdings of longer-term corporate bonds purchased at relatively high yields on a steep money market yield curve.

What changes did you make to the Portfolio and why?

We increased our allocation of floating rate notes. This has become our asset class of choice because the spread is much higher than commercial paper. Commercial paper remains one of the lowest-yielding assets in the prime money markets.

After rates had risen significantly, we made a purchase of a Federal Home Loan Bank (FHLB) 13-month maturity bond which is callable every three months and some purchases of one-year bank and broker paper.

Lesley Fox - Portfolio Manager

Cathleen Beauchamp, CFA - Portfolio Manager/Taxable Fixed Income Analyst

Performance Overview & Highlights
Safeco RST Money Market Portfolio
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
for the periods ended June 30, 2004                                   Six Month*     1 Year          5 Year          10 Year
-----------------------------------------------------------------------------------------------------------------------------------

Safeco RST Money Market Portfolio                                         0.16%          0.32%           2.82%           3.89%
*  Not annualized.
   Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.
-----------------------------------------------------------------------------------------------------------------------------------

Weighted Average Maturity.........64 Days

7 Day Yield.................................0.45%

Report From the Portfolio Managers
Safeco RST Multi-Cap Core Portfolio
As of June 30, 2004

How did the Portfolio perform?

For the six-month period ending June 30, 2004, the Safeco RST Multi-Cap Core Portfolio outperformed its benchmark index, the Russell 3000 Index.

What factors impacted the Portfolio's performance?

The market posted a modest gain during the first half of the year as the improving economy and strong corporate earnings outweighed investors' concerns about rising rates, the conflict in Iraq and higher oil prices. During the period small and mid-cap stocks outperformed large-cap stocks. In the first half of this year, the Russell 2000 Index of small-cap stocks advanced 6.76% and the Russell Mid-Cap Index advanced 6.67% versus a 3.3% rise in the Russell 1000 Index of large-cap issues. We would attribute our better performance in the period to the Portfolio's high exposure to mid and small-cap stocks relative to the benchmark.

What changes did you make to the Portfolio and why?

During the first half we continued our strategy of increasing diversification to improve the risk/reward trade-off in the Portfolio. We added 17 new positions, and deleted six, bringing our total number of names to 73. The additions were mostly economically-sensitive companies in the mid-cap size range. The deletions were all small-cap companies which had not been performing well. We continue to seek a better balance among market capitalizations as we modestly reduce our exposure to small-caps relative to our benchmark, the Russell 3000. Four of the five top performers for the period, Coldwater Creek, Starbucks, Expeditors International and Nordstrom, are cyclical companies. Our poor performers were either companies that had company-specific problems, like Performance Food Group, Intuit and Penwest Pharmaceutical, or stocks that retreated after a good run, such as Primus Knowledge.

Bill Whitlow, CFA - Portfolio Manager/Equity Analyst

Brian Clancy, CFA - Portfolio Manager/Equity Analyst

Performance Overview & Highlights
Safeco RST Multi-Cap Core Portfolio
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
for the periods ended June 30, 2004                                   Six Month*     1 Year          5 Year          10 Year
-----------------------------------------------------------------------------------------------------------------------------------

Safeco RST Multi-Cap Core Portfolio                                       4.97%          25.92%          2.76%           8.73%
Russell 3000 Index                                                        3.59%          20.46%         (1.07)%         11.66%
S&P 500 Index                                                             3.46%          19.13%         (2.20)%         11.82%

*  Not annualized.
   Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.
--------------------------------------------------------------------------------

[Graph showing Safeco RST Multi-Cap Core Portfolio's performance compared to the Russell 3000 Index and S&P 500 Index for the period beginning 6/94 and ending 6/04.]

Investment Values:
Safeco RST Multi-Cap Core Portfolio = $23,085 at 6/04.
S&P 500 = $30,563 at 6/04.
Russell 3000 Index = $30,134 at 6/04.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

WEIGHTINGS AS A PERCENT OF NET ASSETS

[Pie chart]
Large - Common Stocks ($4 billion and above) = 58.3%
Medium - Common Stocks ($1.5 billion to $4 billion) = 17.6%
Small - Common Stocks (Less than $1.5 billion) = 23.0%
Cash & Other = 1.1%

TOP FIVE INDUSTRIES                                           Percent of Net Assets
------------------------------------------------------------------------------------------
Diversified Banks                                                    5.7%
Pharmaceuticals                                                      5.2
Semiconductors                                                       4.0
Oil & Gas Exploration & Production                                   3.7
Electronic Equipment Manufacturers                                   3.6

TOP TEN COMMON STOCK HOLDINGS                                 Percent of Net Assets
------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                       2.5%
    (Life & Health Insurance)
Tektronix, Inc.                                                      2.5
    (Electronic Equipment Manufacturers)
Starbucks Corp.                                                      2.4
    (Restaurants)
Expeditors International of Washington, Inc.                         2.3
    (Air Freight & Logistics)
Nordstrom, Inc.                                                      2.3
    (Department Stores)
Kroger Co.                                                           2.2
    (Food Retail)
Costco Wholesale Corp.                                               2.2
    (Hypermarkets and Super Centers)
Pfitzer, Inc.                                                        2.1
    (Pharmaceuticals)
Microsoft Corp.                                                      2.1
    (Systems Software)
U.S. Bancorp (Diversified Banks)                                     2.0

Report From the Portfolio Manager
Safeco RST Small-Cap Value Portfolio
As of June 30, 2004

How did the Portfolio perform?

Overall the Portfolio slightly outperformed its benchmark, the Russell 2000 Value Index for the six-month period ending June 30, 2004. All the positive contributions took place in the first quarter, and then the small cap market seesawed down and up from April through June. In retrospect, the first few months were a continuation of the "take off" phase of the market cycle that began last March. The April/May timeframe saw the first significant correction since that rally began.

What factors impacted the Portfolio's performance?

Market leadership by higher quality stocks has continued, following a trend that began in the fourth quarter of last year. I define high quality as companies with stock prices above $5 per share, with positive earnings, low P/E ratios versus the universe, and market capitalization above $250 million.

This trend helped the Portfolio, since the Portfolio owns stocks all across the small-cap-size spectrum and the weighted average tends towards the middle of the small cap size range. Also, the Portfolio has less of its assets invested in companies that are not currently more profitable than the index, and we didn't have much exposure to under-$5 price stocks.

In early April, one single government report of job growth was all it took to crystallize the market's worry that the Federal Reserve would start raising short-term interest rates. This precipitated a fast and steep correction in the Portfolio's most interest-rate-sensitive stocks. Those stocks have made a partial recovery since then.

What changes did you make to the Portfolio and why?

I added new stocks which I believed were not discounting their full potential or had not participated in the "lift off" phase of the early market cycle. From the March 2003 bottom, the entire market experienced a "rising tide" effect. That effect has run its course, and so I've tried to find stocks that represent value opportunities in the traditional sense of the word.

For example, Pacer International was bought on price weakness after I had multiple meetings with management to cement an understanding of their business. Pacer arranges for the transportation of ocean freight containers by reselling space on the railroads in a service called the Stack Train. They produce significant free cash flow, but their service offering is aligned with the Union Pacific and CSX railroads, and those companies are experiencing a period of poor service quality that has temporarily hurt Pacer. In time I believe this will change. However, Pacer's stock was down based on the current view of conditions, not what they'll be in the future. The future is where I see the stock's opportunity.

I also exited positions that I believe have run their course, or have taken a turn for the worse. Examples of the former include the last of the utility preferred stocks in the Portfolio. An example of the latter would be the company Osteotech, which abandoned one of its product lines in January, calling into doubt its growth prospects and valuation. I was fortunate to exit the stock before the worst of the damage was done.

I continue to believe stocks with traditional "value" characteristics-in terms of their overall valuation and free cash flow generation-are a successful strategy to own for the long term. I am a believer in owning stocks that are priced cheaper than the overall market, with sustainable businesses and cash flows. I think the Portfolio is currently positioned this way.

Greg Eisen, CFA - Portfolio Manager/Equity Analyst

Performance Overview & Highlights
Safeco RST Small-Cap Value Portfolio
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
for the periods ended June 30, 2004                                   Six Month*     1 Year          5 Year       Since inception**
-----------------------------------------------------------------------------------------------------------------------------------

Safeco RST Small-Cap Value Portfolio                                      7.94%          31.42%          15.60%         10.05%
Russell 2000 Value Index                                                  7.83%          35.17%          12.82%         12.62%

*  Not annualized.

** Graph and average annual return comparison begins April 30, 1997, the inception date of the Portfolio.

   Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.
--------------------------------------------------------------------------------

[Graph showing Safeco RST Small-Cap Value Portfolio's performance compared to the Russell 2000 Value Index for the period beginning 4/97 and ending 6/04.]

Investment Values:
Safeco RST Small-Cap Value Portfolio = $19,863 at 6/04.
Russell 2000 Value Index = $23,436 at 6/04.

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

WEIGHTINGS AS A PERCENT OF NET ASSETS
-------------------------------------

[Pie chart]
Index Securities = 2.0%
Cash & Other = 2.3%
Mid Cap - Common Stocks ($1.5 billion to $4 billion) = 23.4%
Small Cap - Common Stocks (Under $1.5 billion) = (a) Large (over $750 million):
41.2%; (b) Medium ($250 to $750 million): 26.4%; and (c) Small (under $250 million): 4.7%

                                                                Percent of Net Assets
TOP FIVE INDUSTRIES
------------------------------------------------------------------------------------------
Real Estate Investment Trust                                           6.8%
Specialty Stores                                                       6.6
Regional Banks                                                         5.9
Trucking                                                               5.4
Consumer Finance                                                       5.0

TOP TEN COMMON STOCK HOLDINGS                                   Percent of Net Assets
------------------------------------------------------------------------------------------
World Fuel Services Corp.                                              3.3%
    (Integrated Oil & Gas)
Lone Star Technologies, Inc.                                           3.0
    (Oil & Gas Equipment & Services)
Cash America International, Inc.                                       2.6
    (Consumer Finance)
Imation Corp.                                                          2.5
    (Computer Storage & Peripherals)
Foot Locker, Inc.                                                      2.5
    (Specialty Stores)
AmeriCredit Corp.                                                      2.4
    (Consumer Finance)
Champion Enterprises, Inc.                                             2.4
    (Homebuilding)
Hollywood Entertainment Corp.                                          2.4
    (Specialty Stores)
Precision Castparts Corp.                                              2.3
    (Diversified Metals & Mining)
Insight Enterprises, Inc.                                              2.3
    (Catalog Retail)

PIONEER FUND VCT PORTFOLIO

Portfolio Update 6/30/04

Portfolio Diversification (As a percentage of total investment portfolio)
-------------------------------------------------------------------------
[Pie chart]
U.S. Common Stocks = 94.7%
Depositary Receipts for International Stocks = 3.5%
International Common Stocks = 1.8%

Sector Distribution (As a percentage of equity holdings)
--------------------------------------------------------
Financials = 17.1%
Information Technology = 13.9%
Consumer Discretionary = 13.0%
Health Care = 12.5%
Industrials = 12.3%
Consumer Staples = 11.9%
Energy = 8.2%
Materials = 5.7%
Telecommunication Services = 3.3%
Utilities = 2.1%

Five Largest Holdings (As a percentage of equity holdings)
----------------------------------------------------------
1.  ChevronTexaco Corp. = 2.17%
2.  Exxon Mobil Corp. = 2.11%
3.  McGraw-Hill Co., Inc. = 1.93%
4.  Target Corp. = 1.85%
5.  SBC Communications, Inc. = 1.71%

Holdings will vary for other periods. This list excludes temporary cash and derivative investments.

Performance Update 6/30/04

Prices and Distributions                                     6/30/04                      12/31/03
Net Asset Value per Share                                    $18.98                       $18.70
Distributions per Share                                      Short-Term                   Long-Term
(1/1/04 - 6/30/04)              Dividends                    Capital Gains                Capital Gains
                                $0.100                       $ --                         $ --
-------------------------------------------------------------------------------------------------------------------

Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to that of the S&P 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[Graph showing performance of Pioneer Fund VCT Portfolio compared to the S&P 500 Index for the period beginning 10/97 and ending 6/04.]

Pioneer Fund VCT Portfolio = $14,200 at 6/04
S&P 500 Index = $13,764 at 6/04

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual Total Returns
(As of June 30, 2004)

Net Asset Value
Life-of-Class                                   5.42%
(10/31/97)
5 Years                                        -0.70%
1 Year                                         17.84%

All total returns shown assume reinvestment of distributions at net asset value.

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Portfolio Management Discussion 6/30/04

In the following discussion, portfolio manager John Carey, reviews the investment environment and the performance of Pioneer Fund VCT Portfolio over the six months ended June 30, 2004.

Q:  How did the Portfolio perform over the first six months of 2004?

A: Pioneer Fund VCT Portfolio recorded a positive total return of 2.04% at net asset value in the six months ended June 30, 2004. The Standard & Poor's 500 Index showed a total return of 3.44% over the same period. Investors appeared to be "rotating" out of more highly priced stocks and into shares more moderately priced, with dividends and steadier earnings outlooks.

Q:  Please discuss the Portfolio's performance versus the S&P 500 Index.

A: Our underperformance versus the S&P was attributable mainly to our stock holdings in four sectors: information technology, materials, industrials and telecommunications services. Our strongest positive contributors were our investments in consumer discretionary, consumer staples and health care. Taking first the negative contributors, our technology holdings showed an overall decline of 1.59% versus the S&P sector gain of 0.44%. The main culprits were our positions in Texas Instruments, Novellus Systems, Synopsys and Nokia. After analyzing the different situations, we retained shares in Texas Instruments and Nokia, but liquidated our positions in Novellus and Synopsys. With regard to materials, where again we showed a negative return (3.80%) versus a slight positive return (0.71%) for the S&P sector, the largest factor was our position in Rio Tinto. In the case of the materials, we believe that the fundamentals are strong for the group looking out at least over the next couple of years and that it was mainly "profit taking" behind the weak share prices. Perhaps, too, there was some concern about a potential slow-down in the Chinese economy, which has been a prime user of many raw materials as that country rapidly industrializes. Following our evaluation of the "pros and cons," we retained Rio Tinto, a prominent worldwide mining company, as well as our shares of other companies in the sector.

    Industrials presented a mixed picture, with our investments rising 5.13% versus an increase for the sector of 7.42%. We had very good performance from our railroad holding Norfolk Southern, but our capital-goods stocks were more sluggish. Finally, in telecomm services, we did not own AT&T Wireless, which received a premium take-over bid, but instead owned BellSouth and SBC Communications, the companies in the joint venture, Cingular, that made the bid. BellSouth and SBC both declined as investors worried that they "overpaid."

    On the bright side, we had some nice gains from stocks in consumer discretionary, consumer staples and health care. They were, respectively, John Wiley & Sons, publisher of scientific and technical books and journals and also owner of the "For Dummies" imprint; Colgate-Palmolive, major brand in toothpaste; and

    Becton Dickinson, provider of medical supplies including disposable syringes.

Q:  What changes have you have made to the Portfolio so far this year?

A: We were fairly active during the six months, adding 18 positions and eliminating 18. The combined effect of securities transactions and market fluctuations produced overall increases for our weightings in the energy, consumer discretionary, consumer staples, health care and financials sectors; overall decreases for our weightings in industrials and information technology; and no meaningful change for our weightings in materials, telecommunications services and utilities. In energy, we initiated positions in Apache, British Petroleum, Pioneer Natural Resources and Occidental Petroleum and sold positions in Transocean, Royal Dutch Petroleum, and Shell Transport & Trading. We believed that Transocean was fairy valued, and in the cases of Royal Dutch and the allied Shell Transport we had developed reservations about management in the wake of significant downward revisions in oil and gas reserves estimates. On the other hand, we thought that prospects were positive for the companies we added and that the larger number of holdings would provide the portfolio with more diversification.

    In consumer discretionary we invested in three companies we thought were poised to do better with the stronger economy, Ford Motor, Liz Claiborne, and Walt Disney, and sold two stocks that had been longer-term disappointments, Dow Jones and Eastman Kodak. We also added Clorox, formulator of bleaches and other household cleansers, and Estee Lauder, cosmetics manufacturer, in consumer staples. Our health care additions were among our most significant and included equipment makers Guidant and St. Jude Medical, distributor Cardinal Health, and generic-drug companies Barr Pharmaceuticals and Mylan Laboratories.

    One of our purchases in financials proved to be particularly well timed, as SouthTrust, a regional bank headquartered in Birmingham, Alabama, received a generous acquisition offer from another bank, Wachovia, not long after we had bought it. Another entry we made to the portfolio was U.S. Bancorp, based in Minneapolis, Minnesota. In other sectors, we bought, in materials, Ecolab, supplier of industrial and institutional cleaning chemicals, and, in information technology, Apple Computer, survivor, against all odds, in the personal-computer business as well as innovative producer of the very hot iPod digital-music player. Along with the seven names already mentioned in energy and consumer discretionary and (above) in information technology, we deleted the following: Boeing, Lockheed Martin, Robert Half, Union Pacific, Medco Health Solutions, Bank of America, Electronics Data Systems, BMC Software, Cisco Systems, QUALCOMM and Altera.

Q: What is your outlook on the stock market and economy for the remainder of 2004?

A: At the midpoint of 2004, the market appears in disarray. Truth be told, interest rates have not really moved very much at all, but there appears great anxiety about greater moves to come. Inflation is not a current problem, yet the high oil and raw-materials prices, as well as the prospect of rising wages with growth in employment, provide the worriers a reason to focus on the risk of inflation. Corporate earnings are generally very strong and also strongly up from last year, but the expressed concern is with respect to slowing of the impressive comparisons.

    The market to us remains attractive, even if more moderately attractive then it was in early 2003 when prices were much lower and the economy was still just poised for its rebound rather then underway with the rebound as it is currently. We see especially good values, however, among the good companies with good long-term records in which we like to invest on your behalf and which were relatively neglected by investors up until recently.

    Betting which way the market might go on a short-term basis has never seemed to us like a particularly fruitful endeavor. So our intention is, as always, to stay invested over the coming months, and years, and to stay invested in the solid kinds of companies we always aim to own in your Portfolio. Thank you for your support.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized. The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER MONEY MARKET VCT PORTFOLIO

Portfolio and Performance Update 6/30/04

Short-term interest rates remained at 46-year lows during the first half of 2004, although the U.S. Federal Reserve Board finally signaled a shift in its accommodative monetary policy on June 30 when it raised the key Fed Funds Rate from 1.00% to 1.25%. Throughout the six months, Pioneer Money Market VCT Portfolio maintained a $1 share price and provided modest current income consistent with the low yields available in the money market. The Portfolio invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two leading nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.) In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected the Portfolio over the six months ended June 30, 2004. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Portfolio.

Q:  How did the Portfolio perform during the first half of 2004?

A: For the six months ended June 30, 2004, Pioneer Money Market VCT Portfolio had a total return of 0.25% at net asset value. On June 30, 2004, the Portfolio's seven-day effective yield was 0.91%.

Q:  What factors affected Portfolio performance?

A: Short-term interest rates remained at historically low levels over the past six months. It was a period, however, in which evidence steadily accumulated that the U.S. economy was recovering briskly. Growth Domestic Product (GDP), for example, grew by an annual rate of 3.9% for the first three months. The nation's industrial production increased by 5.6% since June 30, 2004, and the economy added 1.4 million new jobs during the same 12 months. Evidence of the economy's vibrancy became more persuasive during the six months, especially after the Department of Labor released an unexpectedly strong new-jobs report for March. Market interest rates began rising and expectations grew that the Federal Reserve Board would finally shift from its accommodative monetary policy and begin raising short-term interest rates. The Fed confirmed those expectations on the final day of the six-month period when it raised the influential Fed Funds Rate by one-quarter of one percent and signaled that it was likely to raise the rate further in subsequent months to head-off inflationary threats.

Q:  Given this environment, what strategies did you pursue?

A: We held to our quality orientation in managing the Portfolio. While the effective duration was 71 days on June 30, 2004, we expected to shorten duration aggressively as the Federal Reserve began to raise rates. A shorter-duration should give the Portfolio greater ability to invest in new, higher-yielding securities as rates start to rise.

Q:  What is your investment outlook?

A: We anticipate that while the Federal Reserve will continue to stimulate continued economic growth, it is likely to raise short-term rates further for the remainder of 2004 and at least the beginning of 2005. Given this outlook, we expect to maintain a shorter duration to give us the flexibility to capture additional yield as rates rise. However, we also expect to take a more barbelled approach, with concentrations both in very short, one-to-two month securities and in one-year maturities, where higher yields are available. We also intend to consider opportunities to invest in floating-rate notes, where we believe we can take advantage of higher yields without assuming more risk.

Prices and Distributions                                               6/30/04                     12/31/03
Net Asset Value per Share                                               $1.00                        $1.00
Distributions per Share                                      Short-Term                   Long-Term
(1/1/04 - 6/30/04)              Dividends                    Capital Gains                Capital Gains
                                $0.0025                      $                            $
-------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2004)

Net Asset Value
Life-of-Class                                   3.59%
(3/1/95)
5 Years                                         2.68%
1 Year                                          0.46%


All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside corer of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

PIONEER MID CAP VALUE VCT PORTFOLIO

Portfolio Update 6/30/04

Portfolio Diversification (As a percentage of total investment portfolio)
-------------------------------------------------------------------------
[Pie chart]
U.S. Common Stocks = 93.0%
Temporary Cash Investments = 6.0%
Depositary Receipts for International Stocks = 1.0%

Sector Distribution (As a percentage of equity holdings)
--------------------------------------------------------
Financials = 21.7%
Consumer Discretionary = 15.6%
Industrials = 12.6%
Information Technology = 12.6%
Health Care = 9.6%
Materials = 8.5%
Energy = 6.6%
Utilities = 6.5%
Consumer Staples = 6.3%

Five Largest Holdings (As a percentage of equity holdings)
----------------------------------------------------------
1. Foot Locker, Inc. = 2.58%
2. Mattel, Inc. = 2.29%
3. W.W. Grainger, Inc. = 2.26%
4. Safeway, Inc. = 2.14%
5. CIGNA Corp. = 2.13%

Holdings will vary for other periods. This list excludes temporary cash and derivative investments.

Performance Update 6/30/04

Prices and Distributions                                               6/30/04                     12/31/03
Net Asset Value per Share                                              $21.99                       $20.47
Distributions per Share                                              Short-Term                    Long-Term
(1/1/04 - 6/30/04)              Dividends                           Capital Gains                Capital Gains
                                $0.080                                  $ --                         $0.2095
--------------------------------------------------------------------------------------------------------------------

Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Mid Cap Value VCT Portfolio at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[Graph showing performance of Pioneer Mid Cap Value VCT Portfolio compared to the Russell Midcap Value Index for the period beginning 3/95 and ending 6/04.]

Pioneer Mid Cap Value VCT Portfolio = $30,733 at 6/04
Russell Midcap Value Index = $33,910 at 6/04

Index comparison begins 2/28/95. The Russell Midcap Value Index measures the performance of the value-oriented stocks in the Russell Midcap Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2004)

Net Asset Value
Life-of-Class                                  12.66%
(3/1/95)
5 Years                                        10.11%
1 Year                                         32.23%

All total returns shown assume reinvestment of distributions at net asset value.

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/04

Despite interim volatility, stocks tended to gain over the first six months of 2004, riding on the tide of a strengthening economy and generally rising corporate profitability. In the following interview, Rod Wright discusses the market environment and portfolio strategies during the six months ended June 30, 2004. Mr. Wright is responsible for day-to-day portfolio supervision of Pioneer Mid Cap Value VCT Portfolio.

Q:  How did the Portfolio perform?

A: The Portfolio performed well. For six months ended June 30, 2004, the Portfolio had a total return of 8.85% at net asset value, while the Russell Midcap Value Index returned 7.17%.

Q:  What were the principal factors that affected performance?

A: Despite a succession of fears that caused short-term market reversals, stocks generally rose during the six months as evidence accumulated that the economy was strengthening and that corporate earnings were increasing. The rally that had driven the market for most of 2003 continued in early 2004 until March, when market interest rates spiked up on fears about the effects of rising oil prices, the possibility of increasing inflationary pressure and the likelihood that the Federal Reserve would tighten monetary policy. Adding to the uncertainty was the anxiety over the continuing violence in Iraq. In the final weeks of the period, however, the market rebounded again in anticipation of good news about corporate earnings and the widening expectation that the Federal Reserve would act gradually in raising short-term rates, helping to sustain the economic recovery.

Q:  What types of investments helped Portfolio performance?

A: Security selection was the primary factor, as stocks across the industry spectrum contributed to performance. Stocks in the health care, financial services, telecommunications and industrial sectors did well, while stocks in basic materials, consumer staples and consumer discretionary sectors did less well.

    The top individual contributor was Charter One Financial, which was taken over by Royal Bank of Scotland, at a substantial premium to its valuation. Several other performance leaders were formerly out-of-favor companies whose stock prices began appreciating as their earnings and business prospects began to improve. They included: NCR, the technology conglomerate that began turning around its business in time to benefit from an increase in corporate capital spending; and Reliant Energy, an independent power producer and energy merchant whose stock gained as a result of a corporate restructuring and the sale of undervalued assets. The Portfolio also had success with stocks such as Becton Dickinson, the medical supplies company, which benefited from rising earnings and the introduction of new products, and

    Providian, a credit-card issuer whose prospects began to improve under a restructuring plan implemented by new management.

Q:  Were there any disappointments?

A: We had a few. Investment Technology Group, a company specializing in electronic trading operations, declined as it faced increased competition in the financial markets. However, we continued to hold the stock because of the value of its assets. We have sold our stake in another disappointment, Seagate Technology, a manufacturer of disc drives, which became the victim of industry overcapacity. Similarly, we also eliminated positions in two disappointing mining stocks, Freeport-McMoRan and Newmont Mining, both of which declined as the price of gold weakened.

Q:  What is your investment outlook?

A: We think that the market trends will continue to be choppy, as a variety of factors will weigh on investors' minds. However, the outlook for corporate earnings is generally positive and companies are generating a great deal of free cash flow. We intend to remain focused on our core discipline, concentrating on investments in quality companies with reasonable stock valuations.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Mid-capitalization stocks may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

                           PIONEER BOND VCT PORTFOLIO
                           PIONEER FUND VCT PORTFOLIO
                   PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
                       PIONEER MID CAP VALUE VCT PORTFOLIO
                       PIONEER MONEY MARKET VCT PORTFOLIO
                    PIONEER SMALL CAP VALUE II VCT PORTFOLIO

            (each a "Pioneer Portfolio" and each a separate series of
                        Pioneer Variable Contracts Trust)

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 19, 2004

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Proxy Statement and Prospectus (also dated October 19, 2004) which covers Class I shares of the relevant Pioneer Portfolio, a series of Pioneer Variable Contracts Trust, to be issued in exchange for shares of the applicable Safeco Portfolio (as detailed below), each a series of Safeco Resource Series Trust. Please retain this Statement of Additional Information for further reference.

         The Prospectus is available to you free of charge (please call 1-800-407-7298).

INTRODUCTION.................................................................2
EXHIBITS.....................................................................2
ADDITIONAL INFORMATION ABOUT EACH PIONEER PORTFOLIO..........................3
      PORTFOLIO HISTORY......................................................3
      DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENT RISKS..................3
      MANAGEMENT OF THE PORTFOLIO............................................3
      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....................3
      INVESTMENT ADVISORY AND OTHER SERVICES.................................3
      BROKERAGE ALLOCATION AND OTHER PRACTICES...............................3
      CAPITAL STOCK AND OTHER SECURITIES.....................................3
      PURCHASE, REDEMPTION AND PRICING OF SHARES.............................3
      TAXATION OF EACH PORTFOLIO.............................................3
      UNDERWRITERS...........................................................4
      CALCULATION OF PERFORMANCE DATA........................................4
      FINANCIAL STATEMENTS...................................................4

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated October 19, 2004 (the "Proxy Statement and Prospectus") relating to the proposed reorganizations:

     1.   Safeco Bond Portfolio into Pioneer Bond VCT Portfolio

     2.   Safeco Core Equity Portfolio into Pioneer Fund VCT Portfolio

     3. Safeco Growth Opportunities Portfolio into Pioneer Growth Opportunities VCT Portfolio

     4.   Safeco Money Market Portfolio into Pioneer Money Market VCT Portfolio

     5.   Safeco Multi-Cap Core Portfolio into Pioneer Mid Cap Value VCT
          Portfolio

     6. Safeco Small-Cap Value Portfolio into Pioneer Small Cap Value II VCT Portfolio

     Each Safeco Portfolio is a separate series of Safeco Resource Series Trust, and each Pioneer Portfolio is a separate series of Pioneer Variable Contracts Trust. The Proxy Statement and Prospectus is in connection with the solicitation by the management of Safeco Resource Series Trust of proxies to be voted at a Meeting of Shareholders of each Safeco Portfolio to be held on December 8, 2004.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Statement of additional information of Pioneer Variable Contracts Trust, dated April 29, 2004 (the "SAI") (File No. 33-84546), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession No. 0001016964-04-000122) and June 1, 2004 (Post effective amendment no. 31)
     (Accession no. 0001016964-04-000195) are incorporated herein by reference.

2. Preliminary statement of additional information of Pioneer Bond VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio each a newly created series of Pioneer Variable Contracts Trust, dated September 10, 2004 (the "SAI") (File No. 33-84546), as filed with the Securities and Exchange Commission on September 10, 2004 (Accession No. 001016964-04-000386) is incorporated herein by reference.

3. Safeco Resource Series Trust's statement of additional information, dated April 30, 2004 as revised August 19, 2004 (File No. 33-06547), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession No. 0001047469-04-014236) is incorporated herein by reference.

3. Safeco Resource Series Trust's Annual Report for the fiscal year ended December 31, 2003 (File No. 811-04717), as filed with the Securities and Exchange Commission on February 25, 2004 (Accession No.
     0001047469-04-005601) is incorporated herein by reference.

4. Safeco Resource Series Trust's Semi-Annual Report for the period ended June 30, 2004 (File No. 811-04717), as filed with the Securities and Exchange Commission on August 25, 2004 (Accession No. 0001104659-04-025561) is incorporated by reference.

5. Pro forma financial statements for the fiscal year ending December 31, 2003 and semi-annual period ending June 30, 2004 for the following:

          Safeco Core Equity Portfolio into Pioneer Fund VCT Portfolio
          Safeco Money Market Portfolio into Pioneer Money Market VCT Portfolio

     Pro forma financial statements are not included for the following since the Pioneer Portfolio is a newly created series of Pioneer Variable Contracts Trust and does not have material assets or liabilities:

          Safeco Bond Portfolio into Pioneer Bond VCT Portfolio
          Safeco Growth Opportunities Portfolio into Pioneer Growth Opportunities VCT Portfolio
          Safeco Small-Cap Value Portfolio into Pioneer Small Cap Value II VCT Portfolio

     Pro forma financial statements are not applicable for Pioneer Mid Cap Value VCT Portfolio because the net asset value of the Safeco Multi-Cap Core Portfolio that will be acquired does not exceed ten percent of Pioneer Mid Cap Value VCT Portfolio's net asset value.

                          ADDITIONAL INFORMATION ABOUT
                             EACH PIONEER PORTFOLIO

PORTFOLIO HISTORY

         For additional information about Pioneer Variable Contracts Trust generally and each Pioneer Portfolio and its histories, see "Fund History" in the SAI.

DESCRIPTION OF EACH PORTFOLIO AND ITS INVESTMENT RISKS

         For additional information about each Pioneer Portfolio's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in the SAI.

MANAGEMENT OF THE PORTFOLIO

         For additional information about Pioneer Variable Contracts Trust's Board of Trustees and officers, see "Trustees and Officers" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For addition information on share ownership of each Pioneer Portfolio, see "Annual Fee, Expense and Other Information."

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information on each Pioneer Portfolio, see "Investment Adviser," "Custodian" and "Independent Auditors" in Pioneer Variable Contracts Trust's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about Pioneer Variable Contracts Trust and each Pioneer Portfolio's brokerage allocation practices, see "Portfolio Transactions" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of each Pioneer Portfolio and Pioneer Variable Contracts Trust, see "Description of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing of shares of each Pioneer Portfolio, see "Pricing of Shares" in the SAI.

TAXATION OF THE FUND

         For additional information about tax matters related to an investment in each Pioneer Portfolio, see "Tax Status" in the SAI.

UNDERWRITERS

         For additional information about the Pioneer Variable Contracts Trust's principal, see "Principal Underwriter" in the SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of each Pioneer Portfolio, see "Investment Results" in the SAI.

FINANCIAL STATEMENTS

         For additional information on each Pioneer Portfolio, see "Financial Statements" in Pioneer Variable Contracts Trust's SAI.

PRO FORMA
Schedule of Investments (a)
December 31, 2003
(Unaudited)

                                                                                                           Safeco
                Safeco                                                                     Pioneer         RST Core
    Pioneer    RST Core                                                                    Fund VCT         Equity       Pro Forma
    Fund VCT    Equity     Pro Forma                                                       Portfolio      Portfolio       Combined
   Portfolio   Portfolio   Combined                                            % of Net      Market         Market         Market
    Shares      Shares      Shares                                              Assets   Value (000's)  Value (000's)  Value (000's)
    ------      ------      ------                                              -------  -------------  -------------  -------------
                                       COMMON STOCKS                            96.6%
                                       Energy                                    6.5%
                                       Integrated Oil & Gas                      5.4%
     80,552       70,000     150,552   ChevronTexaco Corp.                                 $  6,959       $  6,047      $ 13,006
     22,272                   22,272   ConocoPhillips                                      $  1,460                     $  1,460
    107,438      212,000     319,438   Exxon Mobil Corp.                                   $  4,405       $  8,692      $ 13,097
     31,593                   31,593   Royal Dutch Petroleum Co.                           $  1,655                     $  1,655
     23,956                   23,956   Shell Transport & Trading Co. (A.D.R.)              $  1,079                     $  1,079
                                                                                           -------------------------------------
                                                                                           $ 15,558       $ 14,739      $ 30,297
                                                                                           -------------------------------------
                                       Oil & Gas Drilling                        0.3%
     37,870                   37,870   Smith International, Inc. *                         $  1,572                     $  1,572
     12,240                   12,240   Transocean Offshore, Inc. *                         $    294                     $    294
                                                                                           -------------------------------------
                                                                                           $  1,866       $      0      $  1,866
                                                                                           -------------------------------------
                                       Oil & Gas Equipment & Services            0.7%
                  76,500      76,500   Schlumberger, Ltd.                                                 $  4,186      $  4,186
                                                                                           -------------------------------------
                                       Total Energy                                        $ 17,424       $ 18,925      $ 36,349
                                                                                           -------------------------------------
                                       Materials                                 3.1%
                                       Aluminum                                  0.4%
     60,153                   60,153   Alcoa, Inc.                                         $  2,286                     $  2,286
                                                                                           -------------------------------------
                                       Commodity Chemicals                       0.5%
     20,818                   20,818   Air Products & Chemicals, Inc.                      $  1,100                     $  1,100
     34,836                   34,836   E.I. du Pont de Nemours and Co.                     $  1,599                     $  1,599
                                                                                           -------------------------------------
                                                                                           $  2,698       $      0      $  2,698
                                                                                           -------------------------------------

                                       Diversified Chemicals                     0.2%
     16,633                   16,633   PPG Industries, Inc.                                $  1,065                     $  1,065
                                                                                           -------------------------------------
                                       Diversified Metals & Mining               1.2%
     31,698                   31,698   Phelps Dodge Corp. *                                $  2,412                     $  2,412
    147,818                  147,818   Rio Tinto Plc                                       $  4,060                     $  4,060
                                                                                           -------------------------------------
                                                                                           $  6,472       $      0      $  6,472
                                                                                           -------------------------------------
                                       Industrial Gases                          0.6%
                  82,000      82,000   Praxair, Inc.                                                      $  3,132      $  3,132
                                                                                           -------------------------------------
                                       Paper Products                            0.3%
     57,800                   57,800   Meadwestvaco Corp.                                  $  1,720                     $  1,720
                                                                                           -------------------------------------
                                       Total Materials                                     $ 14,241       $  3,132      $ 17,373
                                                                                           -------------------------------------
                                       Capital Goods                            10.0%
                                       Aerospace & Defense                       1.6%
     21,446                   21,446   Boeing Co.                                          $    904                     $    904
     35,045                   35,045   General Dynamics Corp.                              $  3,168                     $  3,168
     31,175                   31,175   Lockheed Martin Corp.                               $  1,602                     $  1,602
                  32,000      32,000   Northrop Grumman Corp.                                             $  3,059      $  3,059
                                                                                           -------------------------------------
                                                                                           $  5,674       $  3,059      $  8,733
                                                                                           -------------------------------------
                                       Electrical Component & Equipment          2.2%
     16,633       42,000      58,633   Emerson Electric Co.                                $  1,077       $  2,720      $  3,797
     12,449      270,000     282,449   General Electric Co.                                $    386       $  8,365      $  8,751
                                                                                           -------------------------------------
                                                                                           $  1,463       $ 11,085      $ 12,548
                                                                                           -------------------------------------
                                       Industrial Conglomerates                  4.1%
     18,621       48,000      66,621   Illinois Tool Works, Inc.                           $  1,562       $  4,028      $  5,590
     20,504       37,000      57,504   Johnson Controls, Inc.                              $  2,381       $  4,296      $  6,677
     28,246       84,500     112,746   United Technologies Corp.                           $  2,677       $  8,008      $ 10,685
                                                                                           -------------------------------------
                                                                                           $  6,620       $ 16,332      $ 22,952
                                                                                           -------------------------------------

                                       Industrial Machinery                      2.1%
     30,338                   30,338   Caterpillar, Inc.                                   $  2,519                     $  2,519
                  40,000      40,000   Danaher Corp.                                                      $  3,670      $  3,670
     45,297                   45,297   Deere & Co.                                         $  2,947                     $  2,947
                  40,000      40,000   Ingersoll-Rand Co. (Class A)                                       $  2,715      $  2,715
                                                                                           -------------------------------------
                                                                                           $  5,465       $  6,385      $ 11,850
                                                                                           -------------------------------------
                                       Total Capital Goods                                 $ 19,222       $ 36,861      $ 56,083
                                                                                           -------------------------------------
                                       Commercial Services & Supplies            0.7%
                                       Employment Services                       0.3%
     75,217                   75,217   Robert Half International, Inc. *                   $  1,756                     $  1,756
                                                                                           -------------------------------------
                                       Office Services & Supplies                0.4%
     42,473                   42,473   Canon, Inc. (A.D.R.)                                $  2,023                     $  2,023
                                                                                           -------------------------------------
                                       Total Commercial Services & Supplies                $  3,779                     $  3,779
                                                                                           -------------------------------------
                                       Transportation                            1.6%
                                       Airlines                                  0.4%
    124,176                  124,176   Southwest Airlines Co.                              $  2,004                     $  2,004
                                                                                           -------------------------------------
                                       Railroads                                 1.0%
     36,301                   36,301   Burlington Northern, Inc.                           $  1,174                     $  1,174
    131,812                  131,812   Norfolk Southern Corp.                              $  3,117                     $  3,117
     13,468                   13,468   Philadelphia Suburban Corp.                         $    298                     $    298
     14,332                   14,332   Union Pacific Corp.                                 $    996                     $    996
                                                                                           -------------------------------------
                                                                                           $  5,585                     $  5,585
                                                                                           -------------------------------------
                                       Trucking                                  0.2%
     15,274                   15,274   United Parcel Service                               $  1,139                     $  1,139
                                                                                           -------------------------------------
                                       Total Transportation                                $  8,728                     $  8,728
                                                                                           -------------------------------------
                                       Automobiles & Components                  1.5%
                                       Automobile Manufacturers                  0.9%
     27,984       33,000      60,984   Paccar, Inc.                                        $  2,382       $  2,809      $  5,191
                                                                                           -------------------------------------
                                       Motorcycle Manufacturers                  0.6%
                  70,000      70,000   Harley-Davidson, Inc.                                              $  3,327      $  3,327
                                                                                           -------------------------------------
                                       Total Automobiles & Components                      $  2,382       $  6,136      $  8,518
                                                                                           -------------------------------------

                                       Consumer Durables & Apparel               1.3%
                                       Home Furnishings                          0.4%
                  97,000      97,000   Leggett & Platt, Inc.                                              $  2,098      $  2,098
                                                                                           -------------------------------------
                                       Housewares & Specialties                  0.9%
                  67,000      67,000   Fortune Brands, Inc.                                               $  4,790      $  4,790
                                                                                           -------------------------------------
                                       Photographic Products                     0.0%
      8,369                    8,369   Eastman Kodak Co.                                   $    215                     $    215
                                                                                           -------------------------------------
                                       Total Consumer Durables & Apparel                   $    215       $  6,888      $  7,103
                                                                                           -------------------------------------
                                       Media                                     4.7%
                                       Advertising                               0.5%
     32,012                   32,012   Omnicom Group                                       $  2,796                     $  2,796
                                                                                           -------------------------------------
                                       Movies & Entertainment                    1.1%
                 215,000     215,000   Time Warner, Inc. *                                                $  3,868      $  3,868
                  97,000      97,000   Walt Disney Co.                                                    $  2,263      $  2,263
                                                                                           -------------------------------------
                                                                                           $      0       $   6131      $   6131
                                                                                           -------------------------------------
                                       Publishing                                3.1%
     15,901                   15,901   Dow Jones & Co., Inc.                               $    793                     $    793
     33,042                   33,042   Elsevier NV                                         $    410                     $    410
     36,405       69,000     105,405   Gannett Co.                                         $  3,246       $  6,152      $  9,398
    106,300                  106,300   John Wiley & Sons, Inc.                             $  2,767                     $  2,767
     57,119                   57,119   McGraw-Hill Co., Inc.                               $  3,994                     $  3,994
                                                                                           -------------------------------------
                                                                                           $ 11,209       $  6,152      $ 17,361
                                                                                           -------------------------------------
                                       Total Media                                         $ 14,005       $ 12,283      $ 26,288
                                                                                           -------------------------------------
                                       Retailing                                 4.0%
                                       Department Stores                         0.8%
                  64,000      64,000   Kohl's Corp. *                                                     $  2,876      $  2,876
     48,045                   48,045   May Department Stores Co.                           $  1,397                     $  1,397
                                                                                           -------------------------------------
                                                                                           $  1,397       $  2,876      $  4,273
                                                                                           -------------------------------------

                                       General Merchandise Stores                1.7%
     26,258                   26,258   Family Dollar Stores, Inc.                          $    942                     $    942
     98,546      129,000     227,546   Target Corp.                                        $  3,784       $  4,954      $  8,738
                                                                                           -------------------------------------
                                                                                           $  4,726       $  4,954      $  9,680
                                                                                           -------------------------------------
                                       Home Improvement Retail                   1.4%
                 165,000     165,000   Home Depot, Inc.                                                   $  5,856      $  5,856
     35,673                   35,673   Lowe's Companies, Inc.                              $  1,976                     $  1,976
                                                                                           -------------------------------------
                                                                                           $  1,976       $  5,856      $  7,832
                                                                                           -------------------------------------
                                       Specialty Stores                          0.1%
     14,646                   14,646   Barnes & Noble, Inc. *                              $    481                     $    481
                                                                                           -------------------------------------
                                       Total Retailing                                     $  8,580       $ 13,686      $ 22,266
                                                                                           -------------------------------------
                                       Food & Drug Retailing                     2.8%
                                       Drug Retail                               0.7%
    101,579                  101,579   Walgreen Co.                                        $  3,695                     $  3,695
                                                                                           -------------------------------------
                                       Food Retail                               0.5%
                 165,000     165,000   Kroger Co. *                                                       $  3,054      $  3,054
                                                                                           -------------------------------------
                                       Food Distributors                         0.4%
     61,512                   61,512   Sysco Corp.                                         $  2,290                     $  2,290
                                                                                           -------------------------------------
                                       Hypermarkets & Supercenters               1.2%
     35,987       89,000     124,987   Wal-Mart Stores, Inc.                               $  1,909       $  4,721      $  6,630
                                                                                           -------------------------------------
                                       Total Food & Drug Retailing                         $  7,895       $  7,775      $ 15,670
                                                                                           -------------------------------------
                                       Food, Beverage & Tobacco                  4.7%
                                       Brewers                                   0.9%
                  91,000      91,000   Anheuser-Busch Companies,  Inc.                                    $  4,794      $  4,794
                                                                                           -------------------------------------
                                       Packaged Foods & Meats                    1.6%
     63,291                   63,291   Campbell Soup Co.                                   $  1,696                     $  1,696
     33,058                   33,058   General Mills, Inc.                                 $  1,498                     $  1,498
     53,562                   53,562   H.J. Heinz Co., Inc.                                $  1,951                     $  1,951
     20,295                   20,295   Hershey Foods Corp.                                 $  1,563                     $  1,563
     91,118                   91,118   Sara Lee Corp.                                      $  1,978                     $  1,978
                                                                                           -------------------------------------
                                                                                           $  8,686       $      0      $  8,686
                                                                                           -------------------------------------

                                       Soft Drinks                               1.8%
     47,808      170,000     217,808   PepsiCo, Inc.                                       $  2,229       $  7,925      $ 10,154
                                                                                           -------------------------------------
                                       Tobacco                                   0.5%
                  47,000      47,000   Altria Group, Inc.                                                 $  2,558      $  2,558
                                                                                           -------------------------------------
                                       Total Food, Beverage & Tobacco                      $ 10,914       $ 15,277      $ 26,191
                                                                                           -------------------------------------
                                       Household & Personal Products             3.2%
                                       Household Products                        2.8%
     48,227                   48,227   Colgate-Palmolive Co.                               $  2,414                     $  2,414
                  58,000      58,000   Kimberly-Clark Corp.                                               $  3,427      $  3,427
     31,907       67,000      98,907   Procter & Gamble Co.                                $  3,187       $  6,692      $  9,879
                                                                                           -------------------------------------
                                                                                           $  5,601       $ 10,119      $ 15,720
                                                                                           -------------------------------------
                                       Personal Products                         0.4%
                  52,000      52,000   Estee Lauder Cos., Inc.  (Class A)                                 $  2,042      $  2,042
                                                                                           -------------------------------------
                                       Total Household & Personal Products                 $  5,601       $ 12,161      $ 17,762
                                                                                           -------------------------------------
                                       Health Care Equipment & Services          5.9%
                                       Health Care Distributors                  4.3%
     43,205      159,000     202,205   Abbott Laboratories                                 $  2,013       $  7,409      $  9,422
                  52,000      52,000   Cardinal Health, Inc.                                              $  3,180      $  3,180
     68,103       92,500     160,603   Johnson & Johnson                                   $  3,518       $  4,779      $  8,297
                 100,000     100,000   McKesson Corp.                                                     $  3,216      $  3,216
                                                                                           -------------------------------------
                                                                                           $  5,532       $ 18,584      $ 24,116
                                                                                           -------------------------------------
                                       Health Care Equipment                     1.3%
     52,830                   52,830   Becton, Dickinson & Co.                             $  2,173                     $  2,173
     31,593                   31,593   Biomet, Inc.                                        $  1,150                     $  1,150
                  85,000      85,000   Medtronic, Inc.                                                    $  4,132      $  4,132
                                                                                           -------------------------------------
                                                                                           $  3,324       $  4,132      $  7,456
                                                                                           -------------------------------------
                                       Health Care Services                      0.0%
      6,054                    6,054   Medco Health Solutions, Inc. *                      $    206                     $    206
                                                                                           -------------------------------------

                                       Managed Health Care                       0.3%
     12,763                   12,763   United Healthcare Group, Inc.                       $    743                     $    743
      6,800                    6,800   Wellpoint Health Networks Inc. *                    $    660                     $    660
                                                                                           -------------------------------------
                                                                                           $  1,402                     $  1,402
                                                                                           -------------------------------------
                                       Total Health Care Equipment & Services              $ 10,463       $ 22,716      $ 33,179
                                                                                           -------------------------------------
                                       Pharmaceuticals & Biotechnology           6.6%
                                       Biotechnology                             0.8%
                  68,200      68,200   Amgen, Inc. *                                                      $  4,215      $  4,215
                                                                                           -------------------------------------
                                       Pharmaceuticals                           5.9%
     32,221       40,000      72,221   Eli Lilly & Co.                                     $  2,266       $  2,813      $  5,079
     49,900                   49,900   Merck & Co., Inc.                                   $  2,305                     $  2,305
     41,218                   41,218   Novartis AG (A.D.R.)                                $  1,891                     $  1,891
     56,073      332,000     388,073   Pfizer, Inc.                                        $  1,981       $ 11,730      $ 13,711
     13,704                   13,704   Roche Holdings AG (A.D.R.)                          $  1,379                     $  1,379
    171,356                  171,356   Schering-Plough Corp.                               $  2,980                     $  2,980
                 126,000     126,000   Wyeth                                                              $  5,349      $  5,349
                                                                                           -------------------------------------
                                                                                           $ 12,803       $ 19,892      $ 32,695
                                                                                           -------------------------------------
                                       Total Pharmaceuticals & Biotechnology               $ 12,803       $ 24,107      $ 36,910
                                                                                           -------------------------------------
                                       Banks                                     9.0%
                                       Diversified Banks                         3.7%
     21,002                   21,002   Bank of America Corp.                               $  1,689                     $  1,689
     10,000                   10,000   Charter One Financial, Inc.                         $    346                     $    346
                 100,000     100,000   Hibernia Corp.  (Class A)                                          $  2,351      $  2,351
                 207,000     207,000   U.S. Bancorp                                                       $  6,164      $  6,164
     33,267      140,000     173,267   Wells Fargo  & Co.                                  $  1,959       $  8,245      $ 10,204
                                                                                           -------------------------------------
                                                                                           $  3,994       $ 16,760      $ 20,754
                                                                                           -------------------------------------
                                       Regional Banks                            2.7%
                  59,000      59,000   Fifth Third Bancorp                                                $  3,487      $  3,487
     25,526       69,000      94,526   First Tennessee National Corp.                      $  1,126       $  3,043      $  4,169
    102,730                  102,730   National City Corp.                                 $  3,487                     $  3,487
     44,031                   44,031   SunTrust Banks, Inc.                                $  3,148                     $  3,148
     17,470                   17,470   Zions Bancorporation                                $  1,071                     $  1,071
                                                                                           -------------------------------------
                                                                                           $  8,832       $  6,530      $ 15,362
                                                                                           -------------------------------------

                                       Thrifts & Mortgage Finance                2.6%
                  83,000      83,000   Federal National Mortgage  Association                             $  6,230      $  6,230
     46,778      157,000     203,778   Washington Mutual, Inc.                             $  1,877       $  6,299      $  8,176
                                                                                           -------------------------------------
                                                                                           $  1,877       $ 12,529      $ 14,406
                                                                                           -------------------------------------
                                       Total Banks                                         $ 14,703       $ 35,819      $ 50,522
                                                                                           -------------------------------------
                                       Diversified Financials                    6.1%
                                       Asset Management & Custody Banks          1.8%
     78,146                   78,146   The Bank of New York Co., Inc.                      $  2,588                     $  2,588
     33,372                   33,372   Federated Investors, Inc.                           $    980                     $    980
     56,177                   56,177   State Street Corp.                                  $  2,926                     $  2,926
     73,648                   73,648   T. Rowe Price Associates, Inc.                      $  3,492                     $  3,492
                                                                                           -------------------------------------
                                                                                           $  9,985       $      0      $  9,985
                                                                                           -------------------------------------
                                       Consumer Finance                          1.9%
     34,418      105,000     139,418   American Express Co.                                $  1,660       $  5,064      $  6,724
                 150,000     150,000   MBNA Corp.                                                         $  3,728      $  3,728
                                                                                           -------------------------------------
                                                                                           $  1,660       $  8,792      $ 10,452
                                                                                           -------------------------------------
                                       Diversified Financial Markets             2.0%
                 226,000     226,000   Citigroup, Inc.                                                    $ 10,970      $ 10,970
                                                                                           -------------------------------------
                                       Investment Banking & Brokerage            0.5%
     44,670                   44,670   Merrill Lynch & Co., Inc.                           $  2,620                     $  2,620
                                                                                           -------------------------------------
                                       Total Diversified Financials                        $ 14,265       $ 19,762      $ 34,027
                                                                                           -------------------------------------
                                       Insurance                                 4.2%
                                       Multi-Line Insurance                      2.5%
     33,581      139,000     172,581   American International Group, Inc.                  $  2,226       $  9,213      $ 11,439
                  40,000      40,000   Hartford Financial Services  Group, Inc                            $  2,361      $  2,361
                                                                                           -------------------------------------
                                                                                           $  2,226       $ 11,574      $ 13,800
                                                                                           -------------------------------------
                                       Property & Casualty Insurance             1.7%
     41,531                   41,531   Chubb Corp.                                         $  2,828                     $  2,828
     24,898                   24,898   Safeco Corp.                                        $    969                     $    969
     47,313                   47,313   St. Paul Companies, Inc.                            $  1,876                     $  1,876
                 235,000     235,000   Travelers Property Casualty  Corp.
                                         (Class A) *                                                      $  3,943      $  3,943
                                                                                           -------------------------------------
                                                                                           $  5,674       $  3,943      $  9,617
                                                                                           -------------------------------------
                                       Total Insurance                                     $  7,899       $ 15,517      $ 23,416
                                                                                           -------------------------------------

                                       Software & Services                       6.0%
                                       Application Software                      3.9%
     32,325                   32,325   Adobe Systems, Inc.                                 $  1,270                     $  1,270
     36,405                   36,405   BMC Software, Inc. *                                $    679                     $    679
                  35,000      35,000   Intuit, Inc. *                                                     $  1,852      $  1,852
    107,751      337,000     444,751   Microsoft Corp.                                     $  2,967       $  9,281      $ 12,248
                 190,000     190,000   Oracle Corp. *                                                     $  2,508      $  2,508
     23,434                   23,434   Symantec Corp. *                                    $    812                     $    812
     74,694                   74,694   Synopsys, Inc. *                                    $  2,522                     $  2,522
                                                                                           -------------------------------------
                                                                                           $  8,250       $ 13,641      $ 21,891
                                                                                           -------------------------------------
                                       Data Processing & Outsourced Services     2.1%
     35,464       74,000     109,464   Automatic Data Processing, Inc.                     $  1,405       $  2,931      $  4,336
     39,439                   39,439   Computer Sciences Corp. *                           $  1,744                     $  1,744
     19,667                   19,667   DST Systems, Inc. *                                 $    821                     $    821
     38,498                   38,498   Electronic Data Systems Corp.                       $    945                     $    945
                  65,000      65,000   First Data Corp.                                                   $  2,671      $  2,671
     22,963                   22,963   Fiserv, Inc. *                                      $    907                     $    907
     16,006                   16,006   SunGard Data Systems, Inc. *                        $    444                     $    444
                                                                                           -------------------------------------
                                                                                           $  6,266       $  5,602      $ 11,868
                                                                                           -------------------------------------
                                       Total Software & Services                           $ 14,516       $ 19,243      $ 33,759
                                                                                           -------------------------------------
                                       Technology Hardware & Equipment           6.5%
                                       Communications Equipment                  2.5%
     39,648      260,000     299,648   Cisco Systems, Inc. *                               $    963       $  6,315      $  7,278
    170,200                  170,200   Motorola, Inc.                                      $  2,395                     $  2,395
    115,702       80,000     195,702   Nokia Corp (A.D.R.)                                 $  1,967       $  1,360      $  3,327
     19,249                   19,249   Qualcomm, Inc.                                      $  1,038                     $  1,038
                                                                                           -------------------------------------
                                                                                           $  6,363       $  7,675      $ 14,038
                                                                                           -------------------------------------

                                       Computer Hardware                         3.5%
     54,922      124,000     178,922   Dell, Inc. *                                        $  1,865       $  4,211      $  6,076
     20,609                   20,609   Diebold, Inc.                                       $  1,110                     $  1,110
     17,889                   17,889   Hewlett-Packard Co.                                 $    411                     $    411
     57,746       62,100     119,846   IBM Corp.                                           $  5,352       $  5,755      $ 11,107
    227,585                  227,585   Sun Microsystems, Inc. *                            $  1,022                     $  1,022
                                                                                           -------------------------------------
                                                                                           $  9,760       $  9,966      $ 19,726
                                                                                           -------------------------------------
                                       Computer Storage & Peripherals            0.5%
                 195,000     195,000   EMC Corp. *                                                        $  2,519      $  2,519
                                                                                           -------------------------------------
                                       Total Technology Hardware & Equipment               $ 16,123       $ 20,160      $ 36,283
                                                                                           -------------------------------------
                                       Semiconductors                            4.6%
                                       Semiconductor Equipment                   1.2%
    108,798      131,000     239,798   Applied Materials, Inc. *                           $  2,443       $  2,941      $  5,384
     34,732                   34,732   Novellus Systems, Inc. *                            $  1,460                     $  1,460
                                                                                           -------------------------------------
                                                                                           $  3,903       $  2,941      $  6,844
                                                                                           -------------------------------------
                                       Semiconductors                            3.3%
     18,307                   18,307   Altera Corp. *                                      $    416                     $    416
    114,028      223,000     337,028   Intel Corp.                                         $  3,672       $  7,181      $ 10,853
    110,900      140,000     250,900   Texas Instruments, Inc.                             $  3,258       $  4,113      $  7,371
                                                                                           -------------------------------------
                                                                                           $  7,346       $ 11,294      $ 18,640
                                                                                           -------------------------------------
                                       Total Semiconductors                                $ 11,249       $ 14,235      $ 25,484
                                                                                           -------------------------------------
                                       Telecommunication Services                2.8%
                                       Integrated Telecommunication Services     2.8%
     16,947                   16,947   Alltel Corp.                                        $    789                     $    789
    105,241                  105,241   BellSouth Corp.                                     $  2,978                     $  2,978
                  85,000      85,000   CenturyTel, Inc.                                                   $  2,773      $  2,773
    159,326                  159,326   SBC Communications, Inc.                            $  4,154                     $  4,154
                 144,000     144,000   Verizon Communications                                             $  5,052      $  5,052
                                                                                           -------------------------------------
                                       Total Telecommunication Services                    $  7,921       $  7,825      $ 15,746
                                                                                           -------------------------------------

                                       Utilities                                 0.7%
                                       Electric Utilities                        0.5%
     24,270                   24,270   American Electric Power Co., Inc.                   $    740                     $    740
     26,363                   26,363   Consolidated Edison, Inc.                           $  1,134                     $  1,134
     24,584                   24,584   Southern Co.                                        $    744                     $    744
                                                                                           -------------------------------------
                                                                                           $  2,618       $      0      $  2,618
                                                                                           -------------------------------------
                                       Gas Utilities                             0.3%
     20,295                   20,295   KeySpan Energy Corp.                                $    747                     $    747
     27,932                   27,932   Vectren Corp.                                       $    689                     $    689
                                                                                           -------------------------------------
                                                                                           $  1,435       $      0      $  1,435
                                                                                           -------------------------------------
                                       Total Utilities                                     $  4,053       $      0      $  4,053
                                                                                           -------------------------------------
                                       TOTAL COMMON STOCKS                                 $226,981       $312,508      $539,489
                                       Common Stocks (At Cost)                             -------------------------------------
                                                                                           $205,141       $235,411      $440,552
                                       Common Stocks (At Cost)                             -------------------------------------

  Principal    Principal   Principal
    Amount      Amount      Amount
                                       TEMPORARY CASH INVESTMENTS                6.0%

                                       Repurchase Agreement                      2.8%
                                       UBS Warburg, Inc., 0.73%, Dated
$15,500,000               15,500,000   12/31/03, repurchase price of
                                       $15,500,000 plus accrued interest on
                                       1/2/04 collateralized by
                                       $14,639,000
                                       U.S. Treasury Bill, 6.75%, 5/15/05.                 $ 15,500                     $ 15,500
                                                                                           -------------------------------------

     Shares       Shares      Shares
     ------       ------      ------
                                       Investment Companies                      0.8%
               4,759,461   4,759,461   AIM Short-Term Investments Co.
                                         Liquid Assets Money Market
                                         Portfolio (Institutional
                                         Shares)                                                          $  4,759      $  4,759

                                       Security Lending Collateral               2.4%
  5,965,628                5,965,628   Securities Lending Investment Fund,                 $  5,966                     $  5,966
                                       1.02% State Street Navigator Securities
               7,474,199   7,474,199   Lending Prime Portfolio                                            $  7,474      $  7,474
                                                                                           -------------------------------------
                                                                                           $  5,966       $  7,474      $ 13,440

                                       TOTAL TEMPORARY CASH INVESTMENTS                    $ 21,466       $ 12,233      $ 33,699
                                                                                           -------------------------------------
                                       Temporary Cash Investments (At Cost)                $ 21,466       $ 12,233      $ 33,699

                                       TOTAL INVESTMENTS IN SECURITIES         102.6%      $248,447       $324,741      $573,188
                                                                                           -------------------------------------

                                       OTHER ASSETS AND LIABILITIES             -2.6%      $ -6,120       $ -8,427      $-14,547
                                                                                           -------------------------------------

                                       TOTAL NET ASSETS                        100.0%      $242,327       $316,314     $558,641
                                                                                           =====================================
                                       Total Investments at Cost                           $226,607       $247,644      $474,251
                                                                                           =====================================
                                       Securities out on loan, at Market Value             $  5,797       $  7,349      $ 13,146

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for Pioneer Fund VCT Portfolio to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

    *Non-income producing security.

     A.D.R. American Depository Receipt.

              The accompanying notes are an integral part of these
                         pro forma financial statements.

Pioneer Fund VCT Portfolio
Pro Forma Statement of Assets and Liabilities
December 31, 2003
(unaudited) (Amounts in Thousands, except for per share data)

                                                                                   Safeco RST
                                                                Pioneer Fund       Core Equity     Pro Forma           Pro Forma
                                                               VCT Portfolio        Portfolio     Adjustments           Combined
                                                               -------------       -----------    -----------          ---------
ASSETS:
   Investment in securities, at value (Cost $226,607 and
     $247,644, respectively)                                   $     248,446       $   324,741                         $ 573,187
   Cash                                                                  152                 -                               152
   Receivables -
     Fund shares sold                                                    157               191                               348
     Dividends, interest and foreign taxes withheld                      286               453                               739
   Other                                                                   4                 -                                 4
                                                               -------------       -----------                         ---------
       Total assets                                            $     249,045       $   325,385                         $ 574,430
                                                               -------------       -----------                         ---------
LIABILITIES:
   Payables -
     Investment securities purchased                           $         453       $         -                         $     453
     Fund shares repurchased                                              80             1,343                             1,423
     Upon Return of Securities Loaned                                  5,966             7,474                            13,440
   Due to affiliates                                                     178               196                               374
   Accrued expenses                                                       41                58                                99
                                                               -------------       -----------    -----------          ---------
       Total liabilities                                       $       6,718       $     9,071             -           $  15,789
                                                               -------------       -----------    -----------          ---------
NET ASSETS:
   Paid-in capital                                             $     254,615       $   296,987                         $ 551,602
   Accumulated net realized loss on investments                      (34,127)          (57,770)                          (91,897)
   Net unrealized gain on investments and foreign
     currencies transactions                                          21,839            77,097                            98,936
                                                               -------------       -----------    -----------          ---------
       Total net assets                                        $     242,327       $   316,314             -           $ 558,641
                                                               =============       ===========    -----------          ---------
OUTSTANDING SHARES:
No par value, (Unlimited number of shares authorized)
   Trust Shares                                                            -            14,152       (14,152) (a)              -
                                                               =============       ===========                         =========
   Class I                                                             8,282                 -        16,915  (a)         25,197
                                                               =============       ===========                         =========
   Class II                                                            4,689                 -                             4,689
                                                               =============       ===========                         =========
NET ASSET VALUE PER SHARE:
   Trust Shares                                                $           -       $     22.35                         $       -
                                                               =============       ===========                         =========
   Class I                                                     $       18.70       $                                   $   18.70
                                                               =============       ===========                         =========
   Class II                                                    $       18.66       $                                   $   18.66
                                                               =============       ===========                         =========

(a) Trust Shares of Safeco RST Core Equity Portfolio is exchanged for new Class I shares of Pioneer Fund VCT Portfolio.


            See accompanying notes to pro forma financial statements.

Pioneer Fund VCT Portfolio
Pro Forma Statement of Operations
For the Year Ended December 31, 2003
(unaudited)

                                                          Pioneer      Safeco RST
                                                          Fund VCT     Core Equity      Pro Forma          Pro Forma
                                                         Portfolio      Portfolio      Adjustments          Combined
                                                          (000's)        (000's)         (000's)             (000's)
                                                         ---------     -----------     -----------         ---------
INVESTMENT INCOME:
   Dividends                                             $   3,590     $     4,953                         $   8,543
   Interest                                                     97              99                               196
   Securities Lending and Other Income                           3               7                                10
                                                         ---------     -----------                         ---------
       Total investment income                           $   3,690     $     5,059                         $   8,749

EXPENSES:
   Management fees                                       $   1,257     $     2,117     $     (252) (b)     $   3,122
   Transfer agent fees                                           3               -                                 3
   Distribution fees
     Class II                                                  133               -                               133
   Administrative fees                                          70               -             80  (c)           150
   Custodian fees                                               42              23                                65
   Professional fees                                            30              39            (39) (a)            30
   Printing                                                     51              72                               123
   Fees and expenses of nonaffiliated trustees                   5              11             11  (a)             5
   Miscellaneous                                                12              22                                34
                                                         ---------     -----------     -----------         ---------
       Total expenses                                    $   1,603     $     2,284     $     (222)         $   3,665
                                                         ---------     -----------     -----------         ---------
         Net investment income                           $   2,087     $     2,775     $      222          $   5,084
                                                         ---------     -----------     -----------         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from
     Investments                                         $  (8,525)    $   (18,125)                        $ (26,650)
   Change in net unrealized gain (loss) from
     Investments and forward foreign currency
     transactions                                        $  49,662     $    79,592                         $ 129,254
                                                         ---------     -----------                         ---------
     Net gain on investments and forward currency
       transactions                                      $  41,137     $    61,467                         $ 102,604
                                                         ---------     -----------                         ---------
     Net increase in net assets resulting from
       operations                                        $  43,224     $    64,242                         $ 107,688
                                                         =========     ===========                         =========

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b) Management fees conformed to Pioneer Fund VCT Portfolio's management contract.
(c)  Reflects increase due to a change in fee rates.



            See accompanying notes to pro forma financial statements.

Pioneer Fund VCT Portfolio
Notes to Pro Forma Combining Financial Statements
12/31/03
(Unaudited)

1.   General

The accompanying pro forma combining financial statements are presented to show the effect of the proposed acquisition (the "acquisition") of Safeco RST Core Equity Portfolio by Pioneer Fund VCT Portfolio.


Under the terms of an Agreement and Plan of Reorganization between Pioneer Fund VCT Portfolio and Safeco RST Core Equity Portfolio, the combination will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Safeco RST Core Equity Portfolio in exchange for "Class I" shares of Pioneer Fund VCT Portfolio at net asset value. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of Pioneer Fund VCT Portfolio and Safeco RST Core Equity Portfolio have been combined as of and for their most recent fiscal year ended December 31, 2003. Adjustments have been made to expenses for duplicate services that would not have been incurred if the merger took place on January 1, 2003. Following the acquisition, the Pioneer Fund VCT Portfolio will be the accounting survivor. All related acquisition costs will be borne by Pioneer Investment Management, Inc. and Symetra.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of Pioneer Fund VCT Portfolio and Safeco RST Core Equity Portfolio included in their respective annual reports to shareowners dated December 31, 2003.


2.   Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:
Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
Pioneer Small Company VCT Portfolio (Small Company Portfolio)
Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
Pioneer Balanced VCT Portfolio (Balanced Portfolio)
Pioneer High Yield VCT Portfolio (High Yield Portfolio)
Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
Pioneer Money Market VCT Portfolio (Money Market Portfolio)
Pioneer Value VCT Portfolio (Value Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.


The investment objective of Pioneer Fund VCT Portfolio is to seek reasonable income and capital growth.

The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Trust's Board of Trustees. At December 31, 2003, there were no securities fair valued.

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Futures Contracts

The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") is paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and is recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio.

Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2003, Pioneer Fund VCT Portfolio had no open contracts.

C.   Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E.   Taxes

Each fund has previously elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will be the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The combined tax-basis capital loss carryforward of $91,595,745 includes a net capital loss carryforward of $57,651,000 from the merger with Safeco RST Core Equity Portfolio, the full use of which may be limited.

F.   Portfolio Shares

The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $246,661 in commissions on the sale of trust shares for the year ended December 31, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.   Securities Lending

The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in temporary cash investments.

H.   Repurchase Agreements

With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

3.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Pioneer Fund VCT Portfolio that would have been issued at December 31, 2003, in connection with the proposed acquisition. The number of the shares assumed to be issued is equal to the net assets of Safeco RST Core Equity Portfolio, as of December 31, 2003, divided by the net asset value per share of the Class I shares of the Pioneer Fund VCT Portfolio as of December 31, 2003. The pro forma number of shares outstanding (in thousands), by class, for the combined fund consist of the following at December 31, 2003:

                                     Shares of         Additional Shares      Total Outstanding
                                   Fund Portfolio      Assumed Issued In            Shares
     Class of Shares              Pre-Combination        Reorganization        Post-Combination
     ---------------              ---------------        --------------        ----------------
     Class I                           8,282                 16,915                 25,197
     Class II                          4,689                                         4,689

4.   Management Agreement


PIM manages the Pioneer Fund VCT Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of this Portfolio's average daily net assets.


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2003, $354,290 would have been payable to PIM related to management fees, administrative fees and certain other services.

5.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $534 in transfer agent fees that would have been payable to PIMSS at December 31, 2003.

6.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $19,494 that would have been payable to PFD at December 31, 2003.

PRO FORMA
Schedule of Investments (a)
June 30, 2004
(Unaudited)

                                                                                                           Safeco
                Safeco                                                                     Pioneer        RST Core
    Pioneer    RST Core                                                                    Fund VCT        Equity       Pro Forma
    Fund VCT    Equity     Pro Forma                                                      Portfolio       Portfolio      Combined
   Portfolio   Portfolio   Combined                                            % of Net     Market         Market         Market
    Shares      Shares      Shares                                              Assets   Value (000's)  Value (000's)  Value (000's)
    ------      ------      ------                                              -------  -------------  -------------  -------------
                                       COMMON STOCKS                            97.3%
                                       Energy                                    7.0%
                                       Integrated Oil & Gas                      4.9%
     16,643                   16,643   BP Amoco Plc. (A.D.R.)                              $       892    $             $       892
     57,921       59,000     116,921   ChevronTexaco Corp.                                       5,451          5,553        11,004
     24,727                   24,727   ConocoPhillips                                            1,886                        1,886
    119,280      160,000     279,280   Exxon Mobil Corp.                                         5,297          7,106        12,403
     36,993                   36,993   Occidental Petroleum Corp.                                1,791                        1,791
                                                                                           ----------------------------------------
                                                                                           $    15,317    $    12,659   $    27,976
                                                                                           ----------------------------------------
                                       Oil & Gas Drilling                        0.4%
     42,044                   42,044   Smith International, Inc. *                         $     2,344    $             $     2,344
                                                                                           ----------------------------------------
                                       Oil & Gas Equipment & Services            0.6%
                  51,500      51,500   Schlumberger, Ltd.                                                       3,271         3,271
                                                                                           ----------------------------------------
                                       Oil & Gas Exploration & Production        1.1%
     18,971       80,000      98,971   Apache Corp.                                        $       826    $     3,484   $     4,310
     57,988                   57,988   Pioneer Natural Resources Co.                             2,034                        2,034
                                                                                           ----------------------------------------
                                                                                           $     2,860    $     3,484   $     6,344
                                                                                           ----------------------------------------
                                       Total Energy                                        $    20,522    $    19,414   $    39,936
                                                                                           ----------------------------------------
                                       Materials                                 3.8%
                                       Aluminum                                  0.3%
     46,252                   46,252   Alcoa, Inc.                                         $     1,528    $             $     1,528
                                                                                           ----------------------------------------

                                       Commodity Chemicals                       0.5%
     23,113                   23,113   Air Products & Chemicals, Inc.                      $     1,212    $             $     1,212
     38,676                   38,676   E.I. du Pont de Nemours and Co.                           1,718    $             $     1,718
                                                                                           ----------------------------------------
                                                                                           $     2,930    $             $     2,930
                                                                                           ----------------------------------------
                                       Diversified Chemical                      0.2%
     18,467                   18,467   PPG Industries, Inc.                                $     1,154    $             $     1,154
                                                                                           ----------------------------------------
                                       Diversified Metals & Mining               1.1%
     32,924                   32,924   Phelps Dodge Corp. *                                $     2,552    $             $     2,552
    164,111                  164,111   Rio Tinto Plc                                             3,950                        3,950
                                                                                           ----------------------------------------
                                                                                           $     6,502    $             $     6,502
                                                                                           ----------------------------------------
                                       Industrial Gases                          0.6%
                  88,000      88,000   Praxair, Inc.                                       $              $     3,512   $     3,512
                                                                                           ----------------------------------------
                                       Metal & Glass Containers                  0.7%
                  52,000      52,000   Ball Corp.                                          $              $     3,747   $     3,747
                                                                                           ----------------------------------------
                                       Paper Products                            0.2%
     43,199                   43,199   Meadwestvaco Corp.                                  $     1,270    $             $     1,270
                                                                                           ----------------------------------------
                                       Specialty Chemicals                       0.2%
     32,149                   32,149   Ecolab, Inc.                                        $     1,019    $             $     1,019
                                                                                           ----------------------------------------
                                       Total Materials                                     $    14,402    $     7,259   $    21,661
                                                                                           ----------------------------------------
                                       Capital Goods                             9.9%
                                       Aerospace & Defense                       2.5%
     38,908                   38,908   General Dynamics Corp.                              $     3,864    $             $     3,864
                  54,000      54,000   Northrop Grumman Corp.                                                   2,900         2,900
                  78,500      78,500   United Technologies Corp.                                                7,181         7,181
                                                                                           ----------------------------------------
                                                                                           $     3,864    $    10,081   $    13,945
                                                                                           ----------------------------------------
                                       Electrical Components & Equipment         2.3%
     18,467       42,000      60,467   Emerson Electric Co.                                $     1,174    $     2,669   $     3,843
     26,633      260,000     286,633   General Electric Co.                                        863          8,424         9,287
                                                                                           ----------------------------------------
                                                                                           $     2,036    $    11,093   $    13,129
                                                                                           ----------------------------------------

                                       Industrial Conglomerates                  2.9%
     20,674       58,000      78,674   Illinois Tool Works, Inc.                           $     1,982    $     5,562   $     7,544
     45,528       63,000     108,528   Johnson Controls, Inc.                                    2,430          3,363         5,793
     31,359                   31,359   United Technologies Corp.                                 2,869                        2,869
                                                                                           ----------------------------------------
                                                                                           $     7,281    $     8,925   $    16,206
                                                                                           ----------------------------------------
                                       Industrial Machinery                      2.3%
     33,682                   33,682   Caterpillar, Inc.                                   $     2,676    $             $     2,676
                  80,000      80,000   Danaher Corp.                                                            4,148         4,148
     50,290                   50,290   Deere & Co.                                               3,527                        3,527
                  40,000      40,000   Ingersoll-Rand Co. (Class A)                                             2,732         2,732
                                                                                           ----------------------------------------
                                                                                           $     6,203    $     6,880   $    13,083
                                                                                           ----------------------------------------
                                       Total Capital Goods                                 $    19,385    $    36,979   $    56,364
                                                                                           ----------------------------------------
                                       Commercial Services & Supplies            0.4%
                                       Office Services & Supplies                0.4%
     47,154                   47,154   Canon, Inc. (A.D.R.)                                $     2,518    $             $     2,518
                                                                                           ----------------------------------------
                                       Total Commercial Services & Supplies                $     2,518    $             $     2,518
                                                                                           ----------------------------------------
                                       Transportation                            1.6%
                                       Airlines                                  0.4%
    137,864                  137,864   Southwest Airlines Co.                              $     2,312    $             $     2,312
                                                                                           ----------------------------------------
                                       Railroads                                 0.9%
     40,302                   40,302   Burlington Northern, Inc.                           $     1,413    $             $     1,413
    146,340                  146,340   Norfolk Southern Corp.                                    3,881                        3,881
                                                                                           ----------------------------------------
                                                                                           $     5,294    $             $    5,294
                                                                                           ----------------------------------------
                                       Trucking                                  0.2%
     16,958                   16,958   United Parcel Service                               $     1,275    $             $     1,275
                                                                                           ----------------------------------------
                                       Total Transportation                                $     8,881    $             $     8,881
                                                                                           ----------------------------------------
                                       Automobiles & Components                  2.4%
                                       Automobile Manufacturers                  1.6%
    208,966                  208,966   Ford Motor Corp.                                    $     3,270    $             $     3,270
     46,602       55,500     102,102   PACCAR, Inc.                                              2,702          3,219         5,921
                                                                                           ----------------------------------------
                                                                                           $     5,973    $     3,219   $     9,192
                                                                                           ----------------------------------------

                                       Motorcycle Manufacturers                  0.8%
                  70,000      70,000   Harley-Davidson, Inc.                               $              $     4,336   $     4,336
                                                                                           ----------------------------------------
                                       Total Automobiles & Components                      $     5,973    $     7,555   $    13,528
                                                                                           ----------------------------------------
                                       Media                                     4.0%
                                       Advertising                               0.5%
     35,541                   35,541   Omnicom Group                                       $     2,697    $             $     2,697
                                                                                           ----------------------------------------
                                       Movies & Entertainment                    0.7%
     34,933                   34,933   The Walt Disney Co.                                 $       890    $             $       890
                 178,000     178,000   Time Warner, Inc. *                                                      3,129         3,129
                                                                                           ----------------------------------------
                                                                                           $       890    $     3,129   $     4,019
                                                                                           ----------------------------------------
                                       Publishing                                2.9%
     46,390                   46,390   Elsevier NV                                         $       653    $             $       653
     40,418       43,000      83,418   Gannett Co.                                               3,429          3,649         7,078
    113,495                  113,495   John Wiley & Sons, Inc.                                   3,632                        3,632
     63,415                   63,415   McGraw-Hill Co., Inc.                                     4,856    $             $     4,856
                                                                                           ----------------------------------------
                                                                                           $    12,570    $     3,649   $    16,219
                                                                                           ----------------------------------------
                                       Total Media                                         $    16,157    $     6,778   $    22,935
                                                                                           ----------------------------------------
                                       Retailing                                 5.4%
                                       Apparel Retail                            0.1%
     19,973                   19,973   Liz Claiborne, Inc.                                 $       719    $             $       719
                                                                                           ----------------------------------------
                                       Computer & Electronics Retail             0.5%
                  60,000      60,000   Best Buy Co., Inc.                                  $              $     3,044   $     3,044
                                                                                           ----------------------------------------
                                       Department Stores                         0.9%
                  80,000      80,000   Kohl's Corp. *                                      $              $     3,382   $     3,382
     53,341                   53,341   May Department Stores Co.                                 1,466                        1,466
                                                                                           ----------------------------------------
                                                                                           $     1,466    $     3,382   $     4,848
                                                                                           ----------------------------------------

                                       General Merchandise Stores                2.7%
     29,152                   29,152   Family Dollar Stores, Inc.                          $       887    $             $       887
    109,408      103,000     212,408   Target Corp.                                              4,647          4,374         9,021
                  99,000      99,000   Wal-Mart Stores, Inc.                                                    5,223         5,223
                                                                                           ----------------------------------------
                                                                                           $     5,533    $     9,597   $    15,130
                                                                                           ----------------------------------------
                                       Home Improvement Retail                   1.0%
                 110,000     110,000   Home Depot, Inc.                                    $              $     3,872   $     3,872
     39,604                   39,604   Lowe's Companies, Inc.                                    2,081                        2,081
                                                                                           ----------------------------------------
                                                                                           $     2,081    $     3,872   $     5,953
                                                                                           ----------------------------------------
                                       Specialty Stores                          0.2%
     25,229                   25,229   Barnes & Noble, Inc. *                              $       857    $             $       857
                                                                                           ----------------------------------------
                                       Total Retailing                                     $    10,657    $    19,895   $    30,552
                                                                                           ----------------------------------------
                                       Food & Drug Retailing                     2.2%
                                       Drug Retail                               0.7%
    112,775                  112,775   Walgreen Co.                                        $     4,084    $             $     4,084
                                                                                           ----------------------------------------
                                       Food Distributors                         0.6%
     12,492                   12,492   Cardinal Health, Inc.                               $       875    $             $       875
     68,293                   68,293   Sysco Corp.                                               2,450                        2,450
                                                                                           ----------------------------------------
                                                                                           $     3,325    $             $     3,325
                                                                                           ----------------------------------------
                                       Food Retail                               0.6%
                 180,000     180,000   Kroger Co. *                                        $              $     3,276   $     3,276
                                                                                           ----------------------------------------
                                       Hypermarkets & Supercenters               0.3%
     30,854                   30,854   Wal-Mart Stores, Inc.                               $     1,628    $             $     1,628
                                                                                           ----------------------------------------
                                       Total Food & Drug Retailing                         $     9,036    $     3,276   $    12,312
                                                                                           ----------------------------------------
                                       Food, Beverage & Tobacco                  4.1%
                                       Brewers                                   0.8%
                  85,000      85,000   Anheuser-Busch Companies,  Inc.                     $              $     4,590   $     4,590
                                                                                           ----------------------------------------

                                       Packaged Foods & Meats                    1.7%
     70,267                   70,267   Campbell Soup Co.                                   $     1,889    $             $     1,889
     36,702                   36,702   General Mills, Inc.                                       1,744                        1,744
     45,065                   45,065   Hershey Foods Corp.                                       2,085                        2,085
     59,465                   59,465   H.J. Heinz Co., Inc.                                      2,331                        2,331
     61,629                   61,629   Sara Lee Corp.                                            1,417                        1,417
                                                                                           ----------------------------------------
                                                                                           $     9,466    $             $     9,466
                                                                                           ----------------------------------------
                                       Soft Drinks                               1.6%
     53,078      115,000     168,078   PepsiCo, Inc.                                       $     2,860    $     6,196   $     9,056
                                                                                           ----------------------------------------
                                       Total Food, Beverage & Tobacco                      $    12,326    $    10,786   $    23,112
                                                                                           ----------------------------------------
                                       Household & Personal Products             3.7%
                                       Household Products                        3.3%
     12,405                   12,405   Clorox Co.                                          $       667    $             $       667
     53,543                   53,543   Colgate-Palmolive Co.                                     3,130                        3,130
     19,005                   19,005   Estee Lauder Co.                                            927                          927
                  58,000      58,000   Kimberly-Clark Corp.                                                     3,821         3,821
     70,848      116,000     186,848   Procter & Gamble Co.                                      3,857          6,315        10,172
                                                                                           ----------------------------------------
                                                                                           $     8,581    $    10,136   $    18,717
                                                                                           ----------------------------------------
                                       Personal Products                         0.4%
                  52,000      52,000   Estee Lauder Cos., Inc.  (Class A)                  $              $     2,537   $     2,537
                                                                                           ----------------------------------------
                                       Total Household & Personal Products                 $     8,581    $    12,673   $    21,254
                                                                                           ----------------------------------------
                                       Health Care Equipment & Services          6.6%
                                       Health Care Distributors                  4.2%
     47,967      146,000     193,967   Abbott Laboratories                                 $     1,955    $     5,951   $     7,906
                  62,000      62,000   Cardinal Health, Inc.                                                    4,343         4,343
     75,610       78,500     154,110   Johnson & Johnson                                         4,211          4,373         8,584
                  89,000      89,000   McKesson Corp.                                                           3,055         3,055
                                                                                           ----------------------------------------
                                                                                           $     6,167    $    17,722   $    23,889
                                                                                           ----------------------------------------
                                       Health Care Equipment                     2.0%
     58,653                   58,653   Becton, Dickinson & Co.                             $     3,038    $             $     3,038
     35,076                   35,076   Biomet, Inc.                                              1,559                        1,559
     26,639                   26,639   Guidant Corp.                                             1,489                        1,489
                  85,000      85,000   Medtronic, Inc.                                                          4,141         4,141
     13,291                   13,291   St. Jude Medical, Inc. *                                  1,005                        1,005
                                                                                           ----------------------------------------
                                                                                           $     7,091    $     4,141   $    11,232
                                                                                           ----------------------------------------

                                       Managed Health Care                       0.4%
     20,042                   20,042   United Healthcare Group, Inc.                       $     1,248    $             $     1,248
      7,549                    7,549   Wellpoint Health Networks, Inc. *                           846                          846
                                                                                           ----------------------------------------
                                                                                           $     2,093    $             $     2,093
                                                                                           ----------------------------------------
                                       Total Health Care Equipment & Services              $    15,351    $    21,863   $    37,214
                                                                                           ----------------------------------------
                                       Pharmaceuticals & Biotechnology           6.4%
                                       Biotechnology                             0.7%
                  68,200      68,200   Amgen, Inc. *                                       $              $     3,722   $     3,722
                                                                                           ----------------------------------------
                                       Pharmaceuticals                           5.7%
     33,785                   33,785   Barr Laboratories, Inc. *                           $     1,139    $             $     1,139
     35,772       40,000      75,772   Eli Lilly & Co.                                           2,501          2,796         5,297
     55,400                   55,400   Merck & Co., Inc.                                         2,632                        2,632
     67,544                   67,544   Mylan Laboratories, Inc.                                  1,368                        1,368
     45,761                   45,761   Novartis AG (A.D.R.)                                      2,036                        2,036
     62,253      233,000     295,253   Pfizer, Inc.                                              2,134          7,987        10,121
     15,214                   15,214   Roche Holdings AG (A.D.R.) *                              1,508                        1,508
    145,764                  145,764   Schering-Plough Corp.                                     2,694                        2,694
                 154,000     154,000   Wyeth                                                                    5,569         5,569
                                                                                           ----------------------------------------
                                                                                           $    16,011    $    16,352   $    32,363
                                                                                           ----------------------------------------
                                       Total Pharmaceuticals & Biotechnology               $    16,011    $    20,074   $    36,085
                                                                                           ----------------------------------------
                                       Banks                                     8.3%
                                       Diversified Banks                         3.5%
     32,784                   32,784   Charter One Financial, Inc.                         $     1,449    $             $     1,449
                 100,000     100,000   Hibernia Corp.  (Class A)                                                2,430         2,430
     85,656      166,000     251,656   U.S. Bancorp                                              2,361          4,575         6,936
     35,519      127,000     162,519   Wells Fargo  & Co.                                        2,033          7,268         9,301
                                                                                           ----------------------------------------
                                                                                           $     5,842    $    14,273   $    20,115
                                                                                           ----------------------------------------
                                       Regional Banks                            3.1%
                  59,000      59,000   Fifth Third Bancorp                                 $              $     3,173   $     3,173
     28,340       69,000      97,340   First Horizon National Corp.                              1,289          3,137         4,426
    114,053                  114,053   National City Corp.                                       3,993                        3,993
     38,351                   38,351   SouthTrust Corp.                                          1,488                        1,488
     47,329                   47,329   SunTrust Banks, Inc.                                      3,076                        3,076
     19,396                   19,396   Zions Bancorporation                                      1,192                        1,192
                                                                                           ----------------------------------------
                                                                                           $    11,038    $     6,310   $    17,348
                                                                                           ----------------------------------------

                                       Thrifts & Mortgage Finance                1.7%
                  43,000      43,000   Federal National Mortgage  Association              $              $     3,068   $     3,068
     64,028      100,000     164,028   Washington Mutual, Inc.                                   2,474          3,864         6,338
                                                                                           ----------------------------------------
                                                                                           $     2,474    $     6,932   $     9,406
                                                                                           ----------------------------------------
                                       Total Banks                                         $    19,354    $    27,515   $    46,869
                                                                                           ----------------------------------------
                                       Diversified Financials                    5.9%
                                       Asset Management & Custody Banks          2.0%
     52,067       60,000     112,067   The Bank of New York Co., Inc.                      $     1,535    $     1,769   $     3,304
     37,051                   37,051   Federated Investors Inc.                                  1,124                        1,124
     62,368                   62,368   State Street Corp.                                        3,059                        3,059
     81,766                   81,766   T. Rowe Price Associates, Inc.                            4,121                        4,121
                                                                                           ----------------------------------------
                                                                                           $     9,839    $     1,769   $    11,608
                                                                                           ----------------------------------------
                                       Consumer Finance                          2.0%
     38,211       98,000     136,211   American Express Co.                                $     1,963    $     5,035   $     6,998
                 172,000     172,000   MBNA Corp.                                                               4,436         4,436
                                                                                           ----------------------------------------
                                                                                           $     1,963    $     9,471   $    11,434
                                       Diversified Financial Services            1.4%
                 170,000     170,000   Citigroup, Inc.                                     $              $     7,905   $     7,905
                                                                                           ----------------------------------------
                                       Investment Banking & Brokerage            0.5%
     49,593                   49,593   Merrill Lynch & Co., Inc.                           $     2,677    $             $     2,677
                                                                                           ----------------------------------------
                                       Total Diversified Financials                        $    14,479    $    19,145   $    33,624
                                                                                           ----------------------------------------
                                       Insurance                                 4.1%
                                       Multi-Line Insurance                      2.3%
     37,283       96,000     133,283   American International Group, Inc.                  $     2,658    $     6,843   $     9,501
                  50,000      50,000   Hartford Financial Services  Group, Inc.                                 3,437         3,437
                                                                                           ----------------------------------------
                                                                                           $     2,658    $    10,280   $    12,938
                                                                                           ----------------------------------------

                                       Property & Casualty Insurance             1.9%
     46,109                   46,109   Chubb Corp.                                         $     3,144    $             $     3,144
     26,583                   26,583   Safeco Corp.                                              1,170                        1,170
     52,652      101,849     154,501   St. Paul Travelers Companies, Inc.                        2,135          4,129         6,264
                                                                                           ----------------------------------------
                                                                                           $     6,448    $     4,129   $    10,577
                                                                                           ----------------------------------------
                                       Total Insurance                                     $     9,105    $    14,409   $    23,514
                                                                                           ----------------------------------------
                                       Software & Services                       5.7%
                                       Application Software                      2.9%
     35,888                   35,888   Adobe Systems, Inc.                                 $     1,669    $             $     1,669
                  35,000      35,000   Intuit, Inc. *                                                           1,350         1,350
    119,628      303,000     422,628   Microsoft Corp.                                           3,417          8,654        12,071
     26,017                   26,017   Symantec Corp. *                                          1,139                        1,139
                                                                                           ----------------------------------------
                                                                                           $     6,224    $    10,004   $    16,228
                                                                                           ----------------------------------------
                                       Data Processing & Outsourced Services     2.8%
     39,373       66,000     105,373   Automatic Data Processing, Inc.                     $     1,649    $     2,764   $     4,413
     32,311                   32,311   Computer Sciences Corp. *                                 1,500                        1,500
     21,836                   21,836   DST Systems, Inc. *                                       1,050                        1,050
                  85,000      85,000   First Data Corp.                                                         3,784         3,784
     25,494                   25,494   Fiserv, Inc. *                                              991                          991
     32,184      125,000     157,184   SunGard Data Systems, Inc. *                                837          3,250         4,087
                                                                                           ----------------------------------------
                                                                                           $     6,027    $     9,798   $    15,825
                                                                                           ----------------------------------------
                                       Total Software & Services                           $    12,252    $    19,802   $    32,054
                                                                                           ----------------------------------------
                                       Technology Hardware & Equipment           5.8%
                                       Communications Equipment                  2.4%
                 274,000     274,000   Cisco Systems, Inc. *                               $              $     6,494   $     6,494
    182,952                  182,952   Motorola, Inc.                                            3,339                        3,339
    128,455      135,000     263,455   Nokia Corp (A.D.R.)                                       1,868          1,963         3,831
                                                                                           ----------------------------------------
                                                                                           $     5,207    $     8,457   $    13,664
                                                                                           ----------------------------------------
                                       Computer Hardware                         3.1%
     17,403                   17,403   Apple Computer, Inc. *                              $       566    $             $       566
     60,976      124,000     184,976   Dell, Inc. *                                              2,184          4,442         6,626
     22,881                   22,881   Diebold, Inc.                                             1,210                        1,210
     72,740                   72,740   Hewlett-Packard Co.                                       1,535                        1,535
     24,634       50,100      74,734   IBM Corp. *                                               2,171          4,416         6,587
    252,670                  252,670   Sun Microsystems, Inc. *                                  1,097                        1,097
                                                                                           ----------------------------------------
                                                                                           $     8,763    $     8,858   $    17,621
                                                                                           ----------------------------------------

                                       Computer Storage & Peripherals            0.3%
                 160,000     160,000   EMC Corp. *                                         $              $     1,824   $     1,824
                                                                                           ----------------------------------------
                                       Total Technology Hardware & Equipment               $    13,970    $    19,139   $    33,109
                                                                                           ----------------------------------------
                                       Semiconductors                            3.9%
                                       Semiconductor Equipment                   1.0%
    120,790      181,000     301,790   Applied Materials, Inc. *                           $     2,370    $     3,551   $     5,921
                                                                                           ----------------------------------------
                                       Semiconductors                            2.8%
    126,597      201,000     327,597   Intel Corp.                                         $     3,494    $     5,548   $     9,042
    118,406      170,000     288,406   Texas Instruments, Inc.                                   2,864          4,111         6,975
                                                                                           ----------------------------------------
                                                                                           $     6,358    $     9,659   $    16,017
                                                                                           ----------------------------------------
                                       Total Semiconductors                                $     8,728    $    13,210   $    21,938
                                                                                           ----------------------------------------
                                       Telecommunication Services                2.8%
                                       Integrated Telecommunication Services     2.8%
     18,815                   18,815   Alltel Corp.                                        $       952    $             $       952
    116,841                  116,841   BellSouth Corp.                                           3,064                        3,064
                  85,000      85,000   CenturyTel, Inc.                                                         2,553         2,553
    176,887                  176,887   SBC Communications, Inc.                                  4,290                        4,290
                 144,000     144,000   Verizon Communications, Inc.                                             5,211         5,211
                                                                                           ----------------------------------------
                                       Total Telecommunication Services                    $     8,306    $     7,764   $    16,070
                                                                                           ----------------------------------------
                                       Utilities                                 2.0%
                                       Electric Utilities                        1.6%
     26,945                   26,945   American Electric Power Co., Inc.                   $       862    $             $       862
     29,268                   29,268   Consolidated Edison, Inc.                                 1,164                        1,164
                  90,000      90,000   Exelon Corp.                                                             2,996         2,996
                  79,000      79,000   FirstEnergy Corp.                                                        2,955         2,955
     46,790                   46,790   Southern Co.                                              1,364                        1,364
                                                                                           ----------------------------------------
                                                                                           $     3,390    $     5,951   $     9,341
                                                                                           ----------------------------------------

                                       Gas Utilities                             0.3%
     22,532                   22,532   KeySpan Energy Corp.                                $       827    $             $       827
     31,011                   31,011   Vectren Corp.                                               778                          778
                                                                                           ----------------------------------------
                                                                                           $     1,605    $             $     1,605
                                                                                           ----------------------------------------
                                       Water Utilities                           0.1%
     14,953                   14,953   Aqua America, Inc.                                  $       300    $             $       300
                                                                                           ----------------------------------------
                                       Total Utilities                                     $     5,295    $     5,951   $    11,246
                                                                                           ----------------------------------------
                                       Consumer Durables & Apparel               1.3%
                                       Home Furnishings                          0.4%
                  84,000      84,000   Leggett & Platt, Inc.                               $              $     2,244   $     2,244
                                                                                           ----------------------------------------
                                       Housewares & Specialties                  0.9%
                  67,000      67,000   Fortune Brands, Inc.                                $              $     5,054   $     5,054
                                                                                           ----------------------------------------
                                       Total Consumer Durables & Apparel                   $              $     7,298   $     7,298
                                                                                           ----------------------------------------
                                       TOTAL COMMON STOCKS                                 $   251,287    $   300,785   $   552,073
                                                                                           ----------------------------------------
                                       Common Stocks (At Cost)                             $   224,336    $   223,989   $   448,325
                                                                                           ----------------------------------------

  Principal     Principal   Principal
    Amount        Amount     Amount
                                       TEMPORARY CASH INVESTMENTS                3.3%
                                                                                           ----------------------------------------
                                       Repurchase Agreement                      1.6%
                                                                                           ----------------------------------------
 $8,800,000               $8,800,000   UBS Warburg, Inc., 1.25%, dated 6/30/04,
                                       repurchase price of $8,800,000 plus
                                       accrued interest on 7/1/04
                                       collateralized by $8,068,000 U.S.
                                       Treasury Bill, 7.0%, 7/15/06                        $     8,800    $             $     8,800
                                                                                           ----------------------------------------

     Shares       Shares     Shares
     ------       ------     -------
                                       Investment Companies                      1.6%
               6,062,831   6,062,831   AIM Short-Term Investments Co.,
                                       Liquid Assets Money Market Portfolio
                                       (Institutional Shares)                              $              $     6,063   $     6,063
               3,174,000   3,174,000   State Street Navigator Securities
                                       Lending Prime Portfolio                                                  3,174         3,174
                                                                                           ----------------------------------------
                                                                                           $              $     9,237   $     9,237
                                                                                           ----------------------------------------

                                       Security Lending Collateral               0.1%
    766,159                  766,159   Securities Lending Investment Fund, 1.29%           $       766    $             $       766
                                                                                           ----------------------------------------
                                       TOTAL TEMPORARY CASH INVESTMENTS                    $     9,566    $     9,237   $    18,803
                                                                                           ----------------------------------------
                                       Temporary Cash Investments (At Cost)                $     9,566    $     9,237   $    18,803
                                                                                           ----------------------------------------
                                       TOTAL INVESTMENT IN SECURITIES          100.6%      $   260,853    $   310,022   $   570,875
                                                                                           ----------------------------------------
                                       OTHER ASSETS AND LIABILITIES             -0.6%      $      (507)   $    (3,115)  $    (3,622)
                                                                                           ----------------------------------------
                                       TOTAL NET ASSETS                        100.0%      $   260,346    $   306,907   $   567,253
                                                                                           ========================================
                                       Investments at Cost                                 $   233,902    $   233,226   $   467,128
                                                                                           ========================================
                                       Securities out on loan, at Market Value             $       751    $     3,137   $     3,888
                                                                                           ========================================

       * Non-income producing security.
(A.D.R.) American Depositary Receipt.
     (a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for Pioneer Fund VCT Portfolio to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.


   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio
Pro Forma Statement of Assets and Liabilities
June 30, 2004
(unaudited) (Amounts in Thousands, except per share data)

                                                                            Safeco
                                                            Pioneer        RST Core
                                                           Fund VCT         Equity        Pro Forma       Pro Forma
                                                           Portfolio      Portfolio      Adjustments      Combined
                                                           ---------      ---------      -----------      ---------
ASSETS:
   Investment in securities, at value (Cost $233,902
     and $233,226, respectively)                           $ 260,853      $ 310,022                       $ 570,875
   Cash                                                           64              -                              64
   Receivables                                                                                                    -
     Fund shares sold                                            150              -                             150
     Dividends, interest and foreign taxes withheld              264            283                             547
   Other                                                           1              -                               1
                                                           ---------      ---------      ----------       ---------
         Total assets                                      $ 261,332      $ 310,305                       $ 571,637
                                                           ---------      ---------      ----------       ---------

LIABILITIES:
   Payables -
     Investment securities purchased                       $       -      $       -                       $       -
     Fund shares repurchased                                      15              -                              15
     Dividends                                                     -              -                               -
     Upon return for securities loaned                           766          3,174                           3,940
   Due to bank                                                     -              -                               -
   Due to affiliates                                             185            186                             371
   Accrued expenses                                               20             38                              58
                                                           ---------      ---------      ----------       ---------
         Total liabilities                                 $     986      $   3,398               -       $   4,384
                                                           ---------      ---------      ----------       ---------
NET ASSETS:
   Paid-in capital                                         $ 268,907      $ 281,545                       $ 550,452
   Accumulated undistributed net investment income
   (loss)                                                        (76)         1,173                           1,097
   Accumulated net realized loss                             (35,435)       (52,606)                        (88,041)
   Net unrealized gain on investments                         26,950         76,795                         103,745
                                                           ---------      ---------      ----------       ---------
         Total net assets                                  $ 260,346      $ 306,907               -       $ 567,253
                                                           =========      =========      ==========       =========
OUTSTANDING SHARES:
(Unlimited number of shares authorized)
   Trust Shares                                                    -         13,470         (13,470)(a)           -
                                                           =========      =========      ==========       =========
   Class I                                                     7,880              -          16,170(a)       24,050
                                                           =========      =========      ==========       =========
   Class II                                                    5,850              -                           5,850
                                                           =========      =========      ==========       =========
NET ASSET VALUE PER SHARE:
   Trust Shares                                            $       -      $   22.78                       $   18.98
                                                           =========      =========      ==========       =========
   Class I                                                 $   18.98      $       -                       $   18.98
                                                           =========      =========      ==========       =========
   Class II                                                $   18.94      $       -                       $   18.94
                                                           =========      =========      ==========       =========

(a) Trust Shares of Safeco RST Core Equity Portfolio is exchanged for Class I shares of Pioneer Fund VCT Portfolio.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio
Pro Forma Statement of Operations
For the Year Ended June 30, 2004
(unaudited) (Amounts in Thousands)

                                                                           Safeco
                                                           Pioneer        RST Core
                                                           Fund VCT        Equity         Pro Forma              Pro Forma
                                                          Portfolio       Portfolio      Adjustments             Combined
                                                          ---------       ---------      -----------            ---------
INVESTMENT INCOME:
     Dividends                                            $   3,955       $   4,912                              $   8,867
     Interest                                                   109              66                                    175
     Income from securities loaned, net and Other
     Income                                                       6               4                                     10
                                                          ---------       ---------      -----------             ---------
         Total investment income                          $   4,070       $   4,982                              $   9,052

EXPENSES:
     Management fees                                      $   1,505       $   2,276      $      (245) (b)        $   3,536
     Transfer agent fees                                          2               -                                      2
     Distribution fees (Class II)                               206               -                                    206
     Administrative fees                                         41               -               87  (c)              128
     Custodian fees                                              44              25                                     69
     Professional fees                                           43              43              (43) (a)               43
     Printing                                                     3              75                                     78
     Fees and expenses of nonaffiliated trustees                  4              12              (12) (a)                4
     Miscellaneous                                                9              31                                     40
                                                          ---------       ---------      -----------             ---------
         Total expenses                                   $   1,857       $   2,462      $      (213)            $   4,106
                                                          ---------       ---------      -----------             ---------
         Net investment income                            $   2,213       $   2,520      $       213             $   4,946
                                                          ---------       ---------      -----------             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from:
         Investments                                      $  (2,707)      $   8,276      $         -             $   5,569
         Forward foreign currency contracts and other
           assets                                                (3)              -                -                    (3)

     Change in net unrealized gain from:
         Investments                                         36,334          30,377                -                66,711
                                                          ---------       ---------      -----------             ---------
         Net gain on investments and foreign currency
           transactions                                   $  33,624       $  38,653      $         -             $  72,277
                                                          ---------       ---------      -----------             ---------
         Net increase in net assets resulting from
           operations                                     $  35,837       $  41,173      $       213             $  77,223
                                                          ---------       ---------      -----------             ---------

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b) Management fees conformed to Pioneer Fund VCT Portfolio's management contract.
(c)  Reflects increase due to a change in fee rates.


   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio
Notes to Pro Forma Combining Financial Statements
6/30/04
(Unaudited)

1.   General

The accompanying pro forma combining financial statements are presented to show the effect of the proposed acquisition (the "acquisition") of Safeco RST Core Equity Portfolio by Pioneer Fund VCT Portfolio.


Under the terms of an Agreement and Plan of Reorganization of Pioneer Fund VCT Portfolio and Safeco RST Core Equity Portfolio, the combination will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Safeco RST Core Equity Portfolio in exchange for "Class I" shares of Pioneer Fund VCT Portfolio at net asset value. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of Pioneer Fund VCT Portfolio and Safeco RST Core Equity Portfolio have been combined as of and for their most recent semiannual date June 30, 2004. Adjustments have been made to expenses for duplicate services that would not have been incurred if the merger took place on July 1, 2003. Following the acquisition, the Pioneer Fund VCT Portfolio will be the accounting survivor. All related acquisition costs will be borne by Pioneer Investment Management, Inc. and Symetra.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of Pioneer Fund VCT Portfolio and Safeco RST Core Equity Portfolio included in their respective semiannual reports to shareowners dated June 30, 2004.


2.   Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
Pioneer Europe VCT Portfolio (Europe Portfolio)
Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
Pioneer Small Company VCT Portfolio (Small Company Portfolio)
Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
Pioneer Balanced VCT Portfolio (Balanced Portfolio)
Pioneer High Yield VCT Portfolio (High Yield Portfolio)
Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
Pioneer America Income VCT Portfolio (America Income Portfolio)
Pioneer Money Market VCT Portfolio (Money Market Portfolio)
Pioneer Value VCT Portfolio (Value Portfolio)
Pioneer Papp America Pacific Rim VCT Portfolio (Papp America Pacific Rim
  Portfolio)
Pioneer Papp Small & Mid Cap Growth VCT Portfolio (Papp Small & Mid Cap Growth
   Portfolio)
Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap Growth
   Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.


The investment objective of Pioneer Fund VCT Portfolio is to seek reasonable income and capital growth.


The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Trust's Board of Trustees. At June 30, 2004, there were no securities fair valued.

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Futures Contracts

The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios.

Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2004, Fund Portfolio had no open contracts.

C.   Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E.   Taxes

Each Fund has previously elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will be Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The combined capital loss carryforward of $91,595,745 includes a net capital loss carryforward of $57,651,000 from the merger with Safeco RST Core Equity Portfolio, the full use of which may be limited.

F.   Portfolio Shares

The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $828,816 in commissions on the sale of trust shares for the year ended June 30, 2004. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.   Securities Lending

The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in temporary cash investments.

H.   Repurchase Agreements

With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

3.   Capital Shares


The pro forma net asset value per share assumes the issuance of shares of Pioneer Fund VCT Portfolio that would have been issued at June 30, 2004, in connection with the proposed acquisition. The number of the shares assumed to be issued is equal to the net asset value of Safeco RST Core Equity Portfolio, as of June 30, 2004, divided by the net asset value per share of the Class I shares of Pioneer Fund VCT Portfolio as of June 30, 2004. The pro forma number of shares outstanding (in thousands), by class, for the combined fund consist of the following at June 30, 2004:

                               Shares of Pioneer      Additional Shares         Total Outstanding
                              Fund VCT Portfolio        Assumed Issued               Shares
     Class of Shares            Pre-Combination       In Reorganization         Post-Combination
     ---------------          ------------------      -----------------         ----------------
         Class I                     7,880                  16,170                   24,050
         Class II                    5,850                                            5,850


4.   Management Agreement


PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Portfolios' average daily net assets.


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2004, $345,258 was payable to PIM related to management fees, administrative fees and certain other services.

5.   Transfer Agent


Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $257 in transfer agent fees payable to PIMSS at June 30, 2004.


6.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $25,055 payable to PFD at June 30, 2004.

PIONEER MONEY MARKET VCT PORTFOLIO
PRO FORMA
Schedule of Investments (a)
December 31, 2003
(Unaudited) (Amounts in Thousands)

                                                                                                Pioneer      Safeco RST
   Pioneer    Safeco RST                                                                         Money         Money
    Money       Money                                                                          Market VCT      Market      Pro Forma
  Market VCT    Market    Pro Forma                                                            Portfolio      Portfolio    Combined
  Portfolio   Portfolio   Combined                                                  % of Net     Market        Market       Market
    Shares      Shares     Shares                                                    Assets      Value         Value        Value
  ----------  ----------  ---------                                                 --------   ----------    ----------    ---------
                                    CORPORATE BONDS                                   51.7%
                                    Capital Goods                                      2.4%
                                    Industrial Conglomerates                           2.4%
       450                    450   General Electric Capital Corp., 5.75%, 4/6/04              $      455    $             $     455
                                    General Electric Capital Corp., Floating Rate,
       500                    500   9/16/04                                                           500                        500
       400                    400   Tennessee Valley Authority, 4.75%, 7/15/04                        408                        408
                                                                                               -------------------------------------
                                    Total Capital Goods                                        $    1,363    $             $   1,363
                                                                                               -------------------------------------
                                    Commercial Services & Supplies                     0.3%
                                    Office Services & Supplies                         0.3%
       170                    170   Pitney Bowes Inc., 5.5%, 4/15/04                           $      172    $             $     172
                                                                                               -------------------------------------
                                    Total Commercial Services & Supplies                       $      172    $             $     172
                                                                                               -------------------------------------
                                    Food & Drug Retailing                              3.1%
                                    Hypermarkets & Supercenters                        3.1%
     1,725                  1,725   Wal-Mart Stores Inc., 7.5%, 5/15/04                        $    1,766    $             $   1,766
                                                                                               -------------------------------------
                                    Total Food & Drug Retailing                                $    1,766    $             $   1,766
                                                                                               -------------------------------------
                                    Food, Beverage & Tobacco                           2.4%
                                    Brewers                                            1.3%
                                    New Belgium Brewery Co., 1.40%, 7/01/15 Put Date
                  775         775   1/02/04                                                    $             $      775    $     775
                                                                                               -------------------------------------
                                    Soft Drinks                                        1.1%
       620                    620   Pepsico Inc., 4.5%, 9/15/04                                $      633    $             $     633
                                                                                               -------------------------------------
                                    Total Food, Beverage & Tobacco                             $      633    $      775    $   1,408
                                                                                               -------------------------------------


                                    Pharmaceuticals & Biotechnology                    0.9%
                                    Pharmaceuticals                                    0.9%
       500                    500   Abbott Laboratories, 5.125%, 7/1/04                        $      510    $             $     510
                                                                                               -------------------------------------
                                    Total Pharmaceuticals & Biotechnology                      $      510    $             $     510
                                                                                               -------------------------------------
                                    Banks                                              9.6%
                                    Diversified Banks                                  8.3%
     1,137                  1,137   Abbey National Treasury, 5.5%, 2/2/04                      $    1,141    $             $   1,141
       400                    400   Abbey National Treasury, Floating Rate, 4/2/04                    400                        400
                  675         675   Banc One Corp., 7.25%, 8/15/04                                                  700          700
       202                    202   Bank of America, 5.75%, 3/1/04                                    203                        203
       300                    300   First USA Bank, Floating Rate, 7/21/04                            300                        300
                  500         500   Nationsbank Corp., 6.125%, 7/15/04                                              513          513
     1,000                  1,000   Wells Fargo Co., 7.2%, 4/1/04                                   1,015                      1,105
       500                    500   Wells Fargo Financial, 6.0%, 2/1/04                               502                        502
                                                                                               -------------------------------------
                                                                                               $    3,562    $    1,213    $   4,775
                                                                                               -------------------------------------
                                    Thrifts & Mortgage Finance                         1.3%
                  700         700   Abbey National, plc, 8.20%, 10/15/04                       $             $      737    $     737
                                                                                               -------------------------------------
                                    Total Banks                                                $    3,562    $    1,950    $   5,512
                                                                                               -------------------------------------
                                    Diversified Financials                            26.9%
                                    Consumer Finance                                   2.9%
     1,635                  1,635   National Rural Utilities, 5.25%, 7/15/04                   $    1,670    $             $   1,670
                                                                                               -------------------------------------
                                    Diversified Capital Markets                        2.2%
     1,250                  1,250   Chase Manhattan JP Morgan, 5.69%, 2/10/04                  $    1,256    $             $   1,256
                                                                                               -------------------------------------
                                    Investment Banking & Brokerage                     8.2%
                                    Goldman Sachs Group, LP, 1.40%, 1/11/05 Put Date
                1,000       1,000   1/15/04 (144A)                                             $             $    1,000    $   1,000
                1,300       1,300   Lehman Brothers Holdings, Inc., 6.625%, 4/01/04                               1,317        1,317
                  500         500   Merrill Lynch & Co., Inc., 5.55%, 5/21/04                                       508          508
       500                    500   Merrill Lynch, Floating Rate, 11/11/04                            500                        500
                1,400       1,400   Morgan Stanley Dean Witter Co., 5.625%, 1/20/04                               1,403        1,403
                                                                                               -------------------------------------
                                                                                               $      500    $    4,228    $   4,728
                                                                                               -------------------------------------

                                    Diversified Financial Services                    11.5%
       950                    950   JP Morgan & Co., Inc., 5.75%, 2/25/04                      $      956    $             $     956
       400                    400   American General Finance, 1.77%, 3/8/04                           400                        400
     1,000                  1,000   Associates Corp., Floating Rate, 6/25/04                        1,000                      1,000
     1,000                  1,000   Bank One Corp., Floating Rate, 5/7/04                           1,001                      1,001
       500                    500   Bank One Corp., Floating Rate, 5/2/04                             500                        500
       500                    500   G.E. Capital Corp., Floating Rate, 5/7/04                         500                        500
       800                    800   Merrill Lynch, Floating Rate, 5/21/04                             801                        801
     1,500                  1,500   PACCAR Financial Corp., 1.38%, 2/17/04                          1,500                      1,500
                                                                                               -------------------------------------
                                                                                               $    6,659    $             $   6,659
                                                                                               -------------------------------------
                                    Specialized Finance                                2.1%
                1,200       1,200   International Lease Finance Corp., 5.25%, 5/03/04          $             $    1,214    $   1,214
                                                                                               -------------------------------------
                                    Total Diversified Financials                               $   10,085    $    5,442    $  15,527
                                                                                               -------------------------------------
                                    Insurance                                          1.8%
                                    Multi-Line Insurance                               1.8%
     1,000                  1,000   American General Finance, 5.82%, 4/16/04                   $    1,012    $             $   1,012
                                                                                               -------------------------------------
                                    Total Insurance                                            $    1,102    $             $   1,012
                                                                                               -------------------------------------
                                    Technology Hardware & Equipment                    1.9%
                                    Computer Hardware                                  1.9%
       465                    465   IBM Corp., 5.625%, 4/12/04                                 $      471    $             $     471
       650                    650   IBM Corp., Floating Rate, 9/10/04                                 651                        651
                                                                                               -------------------------------------
                                    Total Technology Hardware & Equipment                      $    1,121    $             $   1,121
                                                                                               -------------------------------------
                                    Real Estate                                        1.0%
                                    Real Estate Management & Development               1.0%
                  600         600   SF Tarns, LLC, 1.24%, 1/01/28 Put date 1/02/04             $             $      600    $     600
                                                                                               -------------------------------------
                                    Total Real Estate                                          $             $      600    $     600
                                                                                               -------------------------------------
                                    Health Care Equipment & Services                   0.9%
                                    Health Care Facilities                             0.9%
                  500         500   ACTS Retirement-Life Communities, Inc.,  1.17%,
                                    11/15/29 Put Date 1/02/04                                  $             $      500    $     500
                                                                                               -------------------------------------
                                    Total Health Care Equipment & Services                     $             $      500    $     500
                                                                                               -------------------------------------


                                    Retailing                                          0.5%
                                    General Merchandise Stores                         0.5%
                                    Racetrac Capital, LLC, 1.12%, 4/01/18 Put Date
                  300         300   1/07/04                                                    $             $      300    $     300
                                                                                               -------------------------------------
                                    Total Retailing                                            $             $      300    $     300
                                                                                               -------------------------------------
                                    TOTAL CORPORATE BONDS                                      $   20,226    $    9,567    $  29,793
                                                                                               -------------------------------------
                                    Corporate Bonds (At Cost)                                  $   20,226    $    9,567    $  29,793
                                                                                               -------------------------------------
                                    MUNICIPAL BONDS                                    9.7%
                                    Maryland Health and Higher Education Facilities
                                    Authority Revenue (University of Maryland
                1,255       1,255   Medical System), 1.20%, 7/01/29 Put Date 1/07/04           $             $    1,255    $   1,255
                                    Maryland Health and Higher Education Facilities
                                    Authority Revenue, 1.20%, 1/01/28, Put Date
                1,240       1,240   1/07/04                                                                       1,240        1,240
                                    New Jersey Turnpike Authority Revenue, 1.15%,
                1,400       1,400   1/01/04                                                                       1,400        1,400
                                    New York Dormitory Authority Revenue (City
                  700         700   University Systems), 1.59%, 1/01/04                                             700          700
                                    Tenderfoot Seasonal Housing Facilities Revenue,
                1,000       1,000   1.19%, 7/01/35, Put Date 1/02/04                                              1,000        1,000
                                                                                               -------------------------------------
                                    TOTAL MUNICIPAL BONDS                                      $             $    5,595    $   5,595
                                                                                               -------------------------------------
                                    Municipal Bonds (At Cost)                                  $             $    5,595    $   5,595
                                                                                               -------------------------------------
                                    U.S. GOVERNMENT AGENCY OBLIGATIONS                13.9%
                                    Banks                                              1.7%
                                    Thrifts & Mortgage Finance                         1.7%
     1,000                  1,000   Federal Home Loan Mortgage Corp, 5.25%, 2/15/04            $    1,005    $             $   1,005
                                                                                               -------------------------------------
                                    Total Banks                                                $    1,005    $             $   1,005
                                                                                               -------------------------------------


                                    Government                                        12.1%
     1,500                  1,500   Federal Home Loan Bank, 1.02%, 7/16/04                     $    1,500    $             $   1,500
     2,800                  2,800   Federal Home Loan Bank, Floating Rate, 1/2/04                   2,800                      2,800
                                    Federal National Mortgage Association, 1.50%,
       500                    500   12/21/04                                                          500                        500
                                    Federal National Mortgage Association, 5.125%,
       686                    686   2/13/04                                                           689                        689
     1,500                  1,500   Freddie Mac, 5.00%, 1/15/04                                     1,502                      1,502
                                                                                               -------------------------------------
                                    Total Government                                           $    6,991    $             $   6,991
                                                                                               -------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                   $    7,996    $             $   7,996
                                                                                               -------------------------------------
                                    U.S. Government Agency Obligations (At Cost)               $    7,996    $             $   7,996
                                                                                               -------------------------------------
                                    TEMPORARY CASH INVESTMENTS                        22.0%
                                    Commercial Paper                                  15.2%
     1,500                  1,500   EI Dupont, 1.05%, 1/9/04                                   $    1,500    $             $   1,500
                1,000       1,000   Countrywide Home Loans, Inc., 1.12%, 1/20/04                                    999          999
                1,000       1,000   Dexia Delaware LLC, 1.06%, 1/27/04                                              999          999
                1,100       1,100   General Electric Capital Corp., 1.09%, 1/06/04                                1,100        1,100
                  600         600   Merrill Lynch & Co., Inc., 1.04%, 1/30/04                                       600          600
                                    National Rural Utilities Cooperative Finance
                1,000       1,000   Corp., 1.08%, 1/20/04                                                           999          999
     1,500                  1,500   State Street, 1.05%, 1/7/04                                     1,500                      1,500
                1,100       1,100   Toronto Dominion Holdings, Inc., 1.08%, 1/27/04                               1,099        1,099
                                                                                               -------------------------------------
                                    Total Commercial Paper                                     $    2,999    $    5,796    $   8,795
                                                                                               -------------------------------------
                                    Repurchase Agreement                               3.6%
                                    UBS Warburg, Inc., 0.73%, Dated 12/31/03,
                                    repurchase price of $2,100,000 plus accrued
                                    interest on 1/2/04 collateralized by $2,131,000
     2,100                  2,100   U.S. Treasury Bill, 1.75%, 12/31/04.                       $    2,100    $             $   2,100
                                                                                               -------------------------------------
                                    Total Repurchase Agreement                                 $    2,100                  $   2,100
                                                                                               -------------------------------------

                                    Investment Companies                               3.1%
                                    AIM Short-Term Investments Co., Liquid Assets
                1,137       1,137   Money Market Portfolio (Institutional Shares)              $             $    1,137    $   1,137
                  668         668   American Advantage Money Market Select Fund                                     668          668
                                                                                               -------------------------------------
                                    Total Investment Companies                                 $             $    1,805    $   1,805
                                                                                               -------------------------------------
                                    TOTAL TEMPORARY CASH INVESTMENTS                           $    5,099    $    7,601    $  12,700
                                                                                               -------------------------------------
                                    Temporary Cash Investments (At Cost)                       $    5,099    $    7,601    $  12,700
                                                                                               -------------------------------------
                                    TOTAL INVESTMENTS IN SECURITIES                   97.2%    $   33,321    $   22,763    $  56,084
                                                                                               -------------------------------------
                                    OTHER ASSETS AND LIABILITIES                       2.8%    $    1,415    $      177    $   1,592
                                                                                               -------------------------------------
                                    TOTAL NET ASSETS                                 100.0%    $   34,736    $   22,940    $  57,676
                                                                                               =====================================
                                    Total Investments at Cost                                  $   33,321    $   22,763    $  56,084
                                                                                               =====================================

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for Pioneer VCT Money Market Portfolio to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2003, the value of these securities amounted to $1,000,000, or 1.7% of total net assets.

         If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

         Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/03. These rates change periodically based on specified market rates or indices.

   The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio
Pro Forma Statement of Assets and Liabilities
December 31, 2003
(unaudited) (Amounts in Thousands, except for per share data)

                                                              Pioneer Money       Safeco RST
                                                                Market VCT       Money Market      Pro Forma        Pro Forma
                                                                 Portfolio        Portfolio       Adjustments        Combined
                                                              -------------      ------------     -----------       ---------
ASSETS:
   Investment in securities, at value (Cost $33,321 and
     $22,763, respectively)                                   $      33,321      $     22,763                       $   56,084
   Cash                                                                  34                 -                               34
   Receivables -
     Investment securities sold                                       1,101                 -                            1,101
     Fund shares sold                                                     -               280                              280
     Dividends, interest and foreign taxes withheld                     358               140                              498
   Other                                                                  4                                                  4
                                                              -------------      ------------                       ----------
         Total assets                                         $      34,818      $     23,183                       $   58,001
                                                              -------------      ------------                       ----------
LIABILITIES:
   Payables -
     Fund shares repurchased                                  $          24      $        207                       $      231
     Dividend                                                             -                 2                                2
   Due to affiliates                                                     21                12                               33
   Accrued expenses                                                      37                22                               59
                                                              -------------      ------------     -----------       ----------
         Total liabilities                                    $          82      $        243               -       $      325
                                                              -------------      ------------     -----------       ----------
NET ASSETS:
   Paid-in capital                                            $      34,739      $     22,940                       $   57,679
   Accumulated undistributed net investment loss                        (3)                 -                              (3)
         Total net assets                                     $      34,736      $     22,940               -       $   57,676
                                                              =============      ============     ===========       ==========
OUTSTANDING SHARES:
No par value, (Unlimited number of shares authorized)
   Class I                                                           34,743                 -          22,940  (a)      57,683
                                                              =============      ============                       ==========
   Trust Shares                                                           -            22,940         (22,940) (a)           -
                                                              =============      ============                       ==========
NET ASSET VALUE PER SHARE:
   Class I                                                    $        1.00      $          -                       $     1.00
                                                              =============      ============                       ==========
   Trust Shares                                                           -              1.00
                                                              =============      ============                       ==========

(a) Trust Shares of Safeco RST Money Market Portfolio is exchanged for Class I shares of Pioneer Money Market VCT Portfolio.

   The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio
Pro Forma Statement of Operations
For the Year Ended December 31, 2003
(unaudited)

                                                             Pioneer
                                                           Money Market      Safeco RST
                                                               VCT          Money Market        Pro Forma              Pro Forma
                                                        Portfolio (000's)   Fund (000's)   Adjustments (000's)      Combined (000's)
                                                        -----------------   ------------   -------------------      ----------------

INVESTMENT INCOME:
   Interest                                             $             619   $        380                            $            999
                                                        -----------------   ------------   -------------------      ----------------

EXPENSES:
   Management fees                                      $             239   $        182   $               (41)(b)  $            380
   Transfer agent fees                                                  1              -                                           1
   Administrative fees                                                 38              -                     8 (c)                46
   Custodian fees                                                      25             11                                          36
   Professional fees                                                   23             24                   (24)(a)                23
   Printing                                                             7              6                                          13
   Fees and expenses of nonaffiliated trustees                          -              8                    (8)(a)                 -
   Miscellaneous                                                        8              5                                          13
                                                        -----------------   ------------   -------------------      ----------------
      Total expenses                                    $             341   $        236   $               (65)     $            512
                                                        -----------------   ------------   -------------------      ----------------
       Net investment income                            $             278   $        144                            $            487
                                                        -----------------   ------------                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
     Investments                                        $               2   $          -                            $              2
                                                        -----------------   ------------                            ----------------
     Net increase (decrease) in net assets resulting
      from operations                                   $             280   $        144                            $            489
                                                        =================   ============                            ================

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b) Management fees conformed to Pioneer Money Market VCT Portfolio's management contract.

(c)  Reflects increase due to a change in fee rates.

   See accompanying notes to pro forma financial statements.

Pioneer Money Market VCT Portfolio

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
12/31/03
(Unaudited)

1.   General

The accompanying pro forma combining financial statements are presented to show the effect of the proposed acquisition (the "acquisition") of Safeco RST Money Market Portfolio by Pioneer Money Market VCT Portfolio.


Under the terms of an Agreement and Plan of Reorganization between Pioneer Money Market VCT Portfolio and Safeco RST Money Market Portfolio, the combination will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Safeco RST Money Market Portfolio in exchange for a "Class I" shares of Pioneer Money Market VCT Portfolio at net asset value. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of Pioneer Money Market VCT Portfolio and Safeco RST Money Market Portfolio have been combined as of and for their most recent fiscal year ended December 31, 2003. Adjustments have been made to expenses for duplicate services that would not have been incurred if the merger took place on January 1, 2003. Following the acquisition, the Pioneer Money Market VCT Portfolio will be the accounting survivor. All related acquisition costs will be borne by Pioneer Investment management, Inc. and Symetra.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of Pioneer Money Market VCT Portfolio and Safeco RST Money Market Portfolio included in their respective annual reports to shareowners dated December 31, 2003.


2.   Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate Portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
Pioneer Small Company VCT Portfolio (Small Company Portfolio)
Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
Pioneer Balanced VCT Portfolio (Balanced Portfolio)
Pioneer High Yield VCT Portfolio (High Yield Portfolio)
Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
Pioneer Money Market VCT Portfolio (Money Market Portfolio)
Pioneer Value VCT Portfolio (Value Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Pioneer Money Market VCT Portfolio is to seek current income consistent with preserving capital and providing liquidity.


The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

Each fund has previously elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will be the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The combined capital loss carryforward of $3,000 does not include any net capital loss carryforward from the merger with Safeco RST Money Market Portfolio.

C.   Portfolio Shares

The Portfolio records sales and repurchases of its shares as of trade date. The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Repurchase Agreements

With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or sub-custodians. The Portfolio's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

3.   Capital Shares


The pro forma net asset value per share assumes the issuance of shares of the Pioneer Money Market VCT Portfolio that would have been issued at December 31, 2003, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net assets of Safeco RST Money Market Portfolio, as of December 31, 2003, divided by the net asset value per share of Class I shares of the Pioneer Money Market VCT Portfolio as of December 31, 2003. The pro forma number of shares outstanding (in thousands), by class, for the combined fund consist of the following at December 31, 2003:


                               Shares of Money Market      Additional Shares Assumed              Total
                                      Portfolio                     Issued                 Outstanding Shares
     Class of Shares               Pre-Combination             In Reorganization            Post-Combination
     ---------------           -----------------------     -------------------------       ------------------
        Class I                        34,743                       22,940                       57,683

4.   Management Agreement


PIM manages the Pioneer Money Market VCT Portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.50% of the Portfolio's average daily net assets.


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2003, $32,622 would have been payable by PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

5.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in due to affiliates is $125 in transfer agent fees that would have been payable to PIMSS at December 31, 2003.

PIONEER MONEY MARKET VCT PORTFOLIO
PRO FORMA
Schedule of Investments (a)
June 30, 2004
(Unaudited) (Amounts in Thousands)

                                                                                               Pioneer      Safeco RST
   Pioneer    Safeco RST                                                                        Money         Money
    Money       Money                                                                         Market VCT      Market      Pro Forma
  Market VCT    Market   Pro Forma                                                            Portfolio      Portfolio    Combined
  Portfolio   Portfolio  Combined                                                  % of Net     Market        Market       Market
    Shares      Shares    Shares                                                    Assets      Value         Value        Value
  ----------  ---------- ---------                                                 --------   ----------    ----------    ---------
                                  CORPORATE BONDS                                    47.6%
                                  Energy                                              2.8%
                                  Integrated Oil & Gas                                2.8%
     1,500                1,500   Exxon Capital Corp., 0.00%, 11/15/04                        $    1,491    $             $   1,491
                                                                                              -------------------------------------
                                  Total Energy                                                $    1,491    $             $   1,491
                                                                                              -------------------------------------
                                  Capital Goods                                       1.7%
                                  Industrial Conglomerates                            1.7%
       400                  400   Tennessee Valley Authority, 4.75%, 7/15/04                  $      401    $             $     401
       500                  500   GE Capital Corp., Floating Rate, 2/16/05                           500                        500
                                                                                              -------------------------------------
                                  Total Capital Goods                                         $      901    $             $     901
                                                                                              -------------------------------------
                                  Food, Beverage & Tobacco                            3.6%
                                  Brewers                                             1.3%
                                  New Belgium Brewery Co.  1.30%, 7/01/15  Put
                  725       725   Date 7/01/04                                                $             $      725    $     725
                                                                                              -------------------------------------
                                  Soft Drinks                                         2.3%
     1,220                1,220   Pepsico, Inc., 4.5%, 9/15/04                                $    1,228    $             $   1,228
                                                                                              -------------------------------------
                                  Total Food, Beverage & Tobacco                              $    1,228    $      725    $   1,953
                                                                                              -------------------------------------
                                  Household & Personal Products                       0.9%
                                  Household Products                                  0.9%
                                  Procter & Gamble Co., 6.6%, 12/15/04                        $      512    $             $     512
                                                                                              -------------------------------------
       500                        Total Household & Personal Products                         $      512    $             $     512
                                                                                              -------------------------------------

                                  Pharmaceuticals & Biotechnology                     2.3%
                                  Pharmaceuticals                                     2.3%
     1,250                1,250   Abbott Laboratories, 5.125%, 7/1/04                         $    1,250    $             $   1,250
                                                                                              -------------------------------------
                                  Total Pharmaceuticals & Biotechnology                       $    1,250    $             $   1,250
                                                                                              -------------------------------------

                                  Banks                                              15.2%
                                  Diversified Banks                                  12.0%
       750                  750   Bank of America Corp., Floating Rate, 1/31/05               $      752    $             $     752
       750                  750   Bank of America Corp., Floating Rate, 4/28/05                      751                        751
                  675       675   Banc One Corp.  7.25%, 8/15/04                                                   680          680
                  500       500   Boatmen's Bancshares  7.625%, 10/01/04                                           508          508
                  500       500   Nationsbank Corp.  6.125%, 7/15/04                                               501          501
     1,000                1,000   Wells Fargo Co., 6.625%, 7/15/04                                 1,002                      1,002
     1,000                1,000   First Union Corp., Floating Rate, 3/31/05                        1,003                      1,003
       300                  300   First USA Bank, Floating Rate, 7/21/04                             300                        300
     1,000                1,000   Associates Corp., Floating Rate, 6/27/05                         1,000                      1,000
                                                                                              -------------------------------------
                                                                                              $    4,808    $    1,689    $   6,497
                                                                                              -------------------------------------
                                  Thrifts & Mortgage Finance                          3.2%
                  700       700   Abbey National, plc  8.20%, 10/15/04                        $             $      714    $     714
                1,000     1,000   Countrywide Home Loans, Inc. 6.84%, 10/22/04                                   1,017        1,017
                                                                                              -------------------------------------
                                                                                              $             $    1,731    $   1,731
                                                                                              -------------------------------------
                                  Total Banks                                                 $    4,808    $    3,419    $   8,227
                                                                                              -------------------------------------
                                  Diversified Financials                             16.4%
                                  Asset Management & Custody Banks                    1.8%
                  910       910   Mellon Funding Corp.  7.50%, 6/15/05                        $             $      954    $     954
                                                                                              -------------------------------------
                                  Consumer Finance                                    3.0%
     1,635                1,635   National Rural Utilities, 5.25%, 7/15/04                    $    1,638    $             $   1,638
                                                                                              -------------------------------------
                                  Diversified Financial Services                      4.0%
                                  Associates Corporation of  North America  6.10%,
                  125       125   1/15/05                                                     $             $      128    $     128
                                  CC USA, Inc., (144A), 1.335%, 8/13/04, (acquired
                1,000     1,000   1/02/04)                                                                       1,000        1,000
                1,000     1,000   Security Capital Group, 7.80%, 1/19/05                                         1,034        1,034
                                                                                              -------------------------------------
                                                                                              $             $    2,161    $   2,161
                                                                                              -------------------------------------

                                  Investment Banking & Brokerage                      7.6%
                1,000     1,000   J.P. Morgan & Co., Inc.  7.625%, 9/15/04                    $             $    1,013    $   1,013
                  200       200   Lehman Brothers Holdings, Inc., 8.75%, 3/15/05                                   209          209
       500                  500   Merrill Lynch, Floating Rate, 4/11/05                              500                        500
       500                  500   Merrill Lynch, Floating Rate, 10/29/04                             501                        501
                                  Salomon Smith Barney Holdings, Inc.,
                  175       175   6.25%, 6/15/04                                                                   181          181
     1,200                1,200   American Express, Floating Rate, 4/18/05                         1,201                      1,201
       500                  500   American Express, Floating Rate, 12/16/04                          500                        500
                                                                                              -------------------------------------
                                                                                              $    2,703    $    1,404    $   4,106
                                                                                              -------------------------------------
                                  Total Diversified Financials                                $    4,340    $    4,519    $   8,859
                                                                                              -------------------------------------
                                  Technology Hardware & Equipment                     2.1%
                                  Computer Hardware                                   2.1%
       500                  500   IBM Corp., 6.0%, 11/30/04                                   $      509    $             $     509
       650                  650   IBM Corp., Floating Rate, 9/10/04                                  650                        650
                                                                                              -------------------------------------
                                  Total Technology Hardware & Equipment                       $    1,159    $             $   1,159
                                                                                              -------------------------------------
                                  Real Estate                                         1.1%
                                  Real Estate Management & Development                1.1%
                  600       600   SF Tarns, LLC  1.39%, 1/01/28  Put date 7/01/04             $             $      600    $     600
                                                                                              -------------------------------------
                                  Total Real Estate                                           $             $      600    $     600
                                                                                              -------------------------------------
                                  Health Care Equipment & Services                    0.9%
                                  Health Care Facilities                              0.9%
                                  ACTS Retirement-Life  Communities, Inc.  1.13%,
                  500       500   11/15/29  Put Date 7/01/04                                  $             $      500    $     500
                                                                                              -------------------------------------
                                  Total Health Care Equipment & Services                      $             $      500    $     500
                                                                                              -------------------------------------

                                                                                              -------------------------------------
                                  Retailing                                           0.6%
                                  General Merchandise Stores                          0.6%
                                  Racetrac Capital, LLC  1.36%, 4/01/18  Put Date
                  300       300   7/07/04                                                     $             $      300    $     300
                                                                                              -------------------------------------
                                  Total Retailing                                             $             $      300    $     300
                                                                                              -------------------------------------
                                  TOTAL CORPORATE BONDS                                       $   15,690    $   10,064    $  25,753
                                                                                              -------------------------------------
                                  Corporate Bonds (At Cost)                                   $   15,690    $   10,064    $  25,754
                                                                                              -------------------------------------

                                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS             24.1%
                                  Banks                                              17.6%
                                  Thrifts & Mortgage Finance                         17.6%
     2,500                2,500   Federal Home Loan Mortgage Corp., 4.5%, 8/15/04             $    2,510    $             $   2,510
                                  Federal Home Loan Mortgage Corp., 1.32%, 1/15/42
                  999       999   (CMO)                                                                            999          999
                                  Federal National Mortgage Association, 6.5%,
     2,500                2,500   8/15/04                                                          2,516                      2,516
                                  Federal National Mortgage Association, 3.5%,
       500                  500   9/15/04                                                            502                        502
                                  Federal National Mortgage Association, 1.56%,
     1,000                1,000   5/16/05                                                          1,000                      1,000
     2,000                2,000   Freddie Mac, Floating Rate, 2/4/05                               2,000                      2,000
                                                                                              -------------------------------------
                                  Total Banks                                                 $    8,528    $      999    $   9,527
                                                                                              -------------------------------------
                                  Government                                          6.5%
                                  Government                                          6.5%
                                  Federal Home Loan Bank  (Unsecured Bond)  1.70%,
                1,000     1,000   5/24/05                                                     $             $    1,000    $   1,000
       500                  500   Federal Home Loan Bank, 1.47%, 3/01/05                             500                        500
     1,000                1,000   Federal Home Loan Bank, 1.38%, 3/28/05                           1,000                      1,000
     1,000                1,000   Federal Home Loan Bank, 1.28%, 4/22/05                           1,000                      1,000
                                                                                              -------------------------------------
                                  Total Government                                            $    2,500    $    1,000    $   3,500
                                                                                              -------------------------------------
                                  Total U.S. Government And Agency Obligations                $   11,028    $    1,999    $  13,027
                                                                                              -------------------------------------
                                  U.S. Government And Agency Obligations (At Cost)            $   11,029    $    1,999    $  13,028
                                                                                              -------------------------------------

                                  MUNICIPAL BONDS                                     6.3%
                                  Tenderfoot Seasonal Housing Facilities Revenue,
                1,000     1,000   1.35%, 7/01/35  Put Date 7/01/04                            $             $    1,000    $   1,000
                                  Maryland Health and Higher Education Facilities
                                  Authority Revenue, (University of  Maryland
                1,255     1,255   Medical System) 1.25%, 7/01/29  Put Date 7/01/04                               1,255        1,255
                                  Maryland Health and Higher Education Facilities
                                  Authority Revenue, 1.25%, 1/01/28  Put Date
                1,160     1,160   7/01/04                                                                        1,160        1,160
                                                                                              -------------------------------------
                                  TOTAL MUNICIPAL BONDS                                       $             $    3,415    $   3,415
                                                                                              -------------------------------------
                                  Municipal Bonds (At Cost)                                   $             $    3,415    $   3,415
                                                                                              -------------------------------------
                                  TEMPORARY CASH INVESTMENTS                         30.2%
                                  Commercial Paper                                   28.0%
     1,500                1,500   American General Finance Corp., 1.17%, 7/19/04              $    1,499    $             $   1,499
                1,000     1,000   Apreco, Inc.  1.16%, 7/19/04                                                     999          999
     1,400                1,400   Coca-Cola Co., 1.08%, 7/12/04                                    1,400                      1,400
                1,000     1,000   Cooperative Association of  Tractor Dealers,
                                  Inc.  1.30%, 7/26/04                                                             999          999
                1,000     1,000   Dexia Delaware, LLC  1.06%, 7/07/04                                            1,000        1,000
     1,500                1,500   EI Dupont, 1.16%, 7/22/04                                        1,499                      1,499
                1,100     1,100   Household Finance Corp.  1.09%, 7/08/04                                        1,100        1,100
                1,000     1,000   K2 (USA) LLC  1.22%, 8/25/04                                                     998          998
                1,000     1,000   Moat Fundings, LLC  1.06%, 7/01/04                                             1,000        1,000
                                  National Rural Utilities  Cooperative Finance
                1,000     1,000   Corp.  1.24%, 7/15/04                                                            999          999
     1,300                1,300   Paccar Financial, 1.10%, 8/04/04                                 1,299                      1,299
                1,000     1,000   Receivables Capital Corp.  1.08%, 7/09/04                                      1,000        1,000
     1,350                1,350   Toyota Motor Credit Corp., 1.18%, 7/23/04                        1,349                      1,349
                                                                                              -------------------------------------
                                  Total Commercial Paper                                      $    7,045    $    8,095    $  15,140
                                                                                              -------------------------------------

                                  Investment Companies                                2.2%
                                  AIM Short-Term Investments Co., Liquid Assets
                1,216     1,216   Money Market  Portfolio (Institutional  Shares)             $             $    1,216    $   1,216
                                                                                              -------------------------------------
                                  TOTAL TEMPORARY CASH INVESTMENTS                   30.2%    $    7,045    $    9,311    $  16,356
                                                                                              -------------------------------------
                                  Temporary Cash Investments (At Cost)                        $    7,045    $    9,311    $  16,356
                                                                                              -------------------------------------
                                  TOTAL INVESTMENT IN SECURITIES                    108.3%    $   33,763    $   24,789    $  58,552
                                                                                              -------------------------------------
                                  OTHER ASSETS AND LIABILITIES                       -8.3%    $   -4,584    $      109    $  -4,475
                                                                                              -------------------------------------
                                  TOTAL NET ASSETS                                  100.0%    $   29,179    $   24,898    $  54,077
                                                                                              =====================================
                                  Investments at Cost                                         $   33,763    $   24,789    $  58,552
                                                                                              =====================================

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for Pioneer VCT Money Market Portfolio to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2004, the value of these securities amounted to $1,000,071 or 1.8% of total net assets.

         If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

         Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/04. These rates change periodically based on specified market rates or indices.


   The accompanying notes are an integral part of these financial statements.

                       Pioneer Money Market VCT Portfolio
                  Pro Forma Statement of Assets and Liabilities
                                  June 30, 2004
            (unaudited) (Amounts in Thousands, except per share data)

                                                       Pioneer Money      Safeco RST
                                                         Market VCT       Money Market       Pro Forma           Pro Forma
                                                         Portfolio         Portfolio        Adjustments           Combined
                                                       -------------      ------------      -----------          ---------
ASSETS:
   Investment in securities, at value (Cost $33,763
     and $24,789, respectively)                        $      33,763      $     24,789                           $  58,552
     Fund shares sold                                             22                --                                  22
     Dividends, interest and foreign taxes withheld              270               150                                 420
   Other                                                           1                --                                   1
                                                       -------------      ------------      -----------          ---------
       Total assets                                    $      34,056      $     24,939                           $  58,995
                                                       -------------      ------------      -----------          ---------

LIABILITIES:
   Payables -
     Investment securities purchased                   $       1,503      $         --                           $   1,503
     Fund shares repurchased                                      22                --                                  22
     Dividends                                                    --                10                                  10
   Due to bank                                                 3,320                --                               3,320
   Due to affiliates                                              17                13                                  30
   Accrued expenses                                               15                18                                  33
                                                       -------------      ------------      -----------          ---------
       Total liabilities                               $       4,877      $         41               --          $   4,918
                                                       -------------      ------------      -----------          ---------

NET ASSETS:
   Paid-in capital                                     $      29,186      $     24,898                           $  54,084
   Accumulated undistributed net investment loss                  (4)                                                   (4)
   Accumulated net realized loss                                  (3)                                                   (3)
                                                       -------------      ------------      -----------          ---------
       Total net assets                                $      29,179      $     24,898               --          $  54,077
                                                       =============      ============      ===========          =========

OUTSTANDING SHARES:
(Unlimited number of shares authorized)
   Trust Shares                                                   --            24,898          (24,898)(a)            --
                                                       =============      ============      ===========          =========
   Class I                                                    29,190                             24,898 (a)        54,088
                                                       =============      ============      ===========          =========

NET ASSET VALUE PER SHARE:
   Trust Shares                                        $          --      $       1.00                           $
                                                       =============      ============      ===========          =========
   Class I                                             $        1.00      $         --                           $    1.00
                                                       =============      ============      ===========          =========

(a) Trust Shares of Safeco RST Money Market Portfolio is exchanged for Class I shares of Pioneer Money Market VCT Portfolio.

   The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio
Pro Forma Statement of Operations
For the Year Ended June 30, 2004
(unaudited) (Amounts in Thousands)

                                                          Pioneer            Safeco
                                                        Money Market       RST Money        Pro Forma       Pro Forma
                                                        VCT Portfolio   Market Portfolio   Adjustments      Combined
                                                        -------------   ----------------   -----------      ---------

INVESTMENT INCOME:
   Dividends                                            $           -   $              -                    $       -
   Interest                                                       423                298                          721
   Income from securities loaned, net                               -                  -                            -
                                                        -------------   ----------------   -----------      ---------
       Total investment income                          $         423   $            298                    $     721

EXPENSES:
   Management fees                                      $         184   $            160   $       (45)(b)  $     299
   Transfer agent fees                                              1                  -                            1
   Administrative fees                                             28                  -             6 (c)         34
   Custodian fees                                                  23                 11                           34
   Registration fees                                                -                  -                            -
   Professional fees                                               24                 25           (25)(a)         24
   Printing                                                       (6)                 10                            4
   Fees and expenses of nonaffiliated trustees                      -                  9            (9)(a)          -
   Miscellaneous                                                    5                  5                           10
                                                        -------------   ----------------   -----------      ---------
       Total expenses                                   $         259   $            220   $       (73)     $     406
       Less management fees waived by Pioneer
        Investment Management, Inc.                                 -                  -                            -
       Less fees paid indirectly                                    -                  -                            -
                                                        -------------   ----------------   -----------      ---------
       Net expenses                                     $         259   $            220   $       (73)     $     406
                                                        -------------   ----------------   -----------      ---------
        Net investment income                           $         164   $             78   $        73      $     315
                                                        -------------   ----------------   -----------      ---------
   Net increase in net assets resulting from operations $         164   $             78   $        73      $     315
                                                        =============   ================   ===========      =========

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b) Management fees conformed to Pioneer Money Market VCT Portfolio's management contract.
(c)  Reflects decrease due to a change in fee rates.


   The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
6/30/04
(Unaudited)

1.   General

The accompanying pro forma combining financial statements are presented to show the effect of the proposed acquisition (the "acquisition") of Safeco RST Money Market Portfolio by Pioneer Money Market VCT Portfolio.


Under the terms of an Agreement and Plan of Reorganization between Pioneer Money Market VCT Portfolio and Safeco RST Money Market Portfolio, the combination will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of Safeco RST Money Market Portfolio in exchange for "Class I" shares of Pioneer Money Market VCT Portfolio at net asset value. The accompanying statements of assets and liabilities and the related statements of operations of Pioneer Money Market VCT Portfolio and Safeco RST Money Market Portfolio have been combined as of and for their most recent semiannual date, June 30, 2004. Adjustments have been made to expenses for duplicate services that would not have been incurred if the merger took place on July 1, 2003. Following the acquisition, the Pioneer Money Market VCT Portfolio will be the accounting survivor. All related acquisition costs will be borne by Pioneer Investment Management, Inc. and Symetra.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of Pioneer Money Market VCT Portfolio and Safeco RST Money Market Portfolio included in their respective semiannual reports to shareowners dated June 30, 2004.


2.   Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate Portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
Pioneer Europe VCT Portfolio (Europe Portfolio)
Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
Pioneer Small Company VCT Portfolio (Small Company Portfolio)
Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
Pioneer Balanced VCT Portfolio (Balanced Portfolio)
Pioneer High Yield VCT Portfolio (High Yield Portfolio)
Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
Pioneer America Income VCT Portfolio (America Income Portfolio)
Pioneer Money Market VCT Portfolio (Money Market Portfolio)
Pioneer Value VCT Portfolio (Value Portfolio)
Pioneer Papp America Pacific Rim VCT Portfolio (Papp America Pacific Rim
  Portfolio)(Class II shares only)
Pioneer Papp Small & Mid Cap Growth VCT Portfolio (Papp Small & Mid Cap Growth
  Portfolio)(Class II shares only)
Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap Growth
  VCT Portfolio)(Class II shares only)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.


The investment objective of Pioneer Money Market VCT Portfolio is to seek current income consistent with preserving capital and providing liquidity.


The Trust's financial statements have been prepared in conformity with generally accepted accounting principles in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

Each Fund has previously elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will be Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The combined capital loss carryforward of $3,000 does not include any net capital loss carryforward from the merger with Safeco RST Money Market Portfolio.

C.   Portfolio Shares

The Portfolio records sales and repurchases of its shares as of trade date. The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Repurchase Agreements

With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or sub-custodians. The Portfolio's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

3.   Capital Shares


The pro forma net asset value per share assumes the issuance of shares of Pioneer Money Market VCT Portfolio that would have been issued at June 30, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net assets Safeco RST Money Market Portfolio, as of June 30, 2004, divided by the net asset value per share of the Class I shares of Pioneer Money Market VCT Portfolio as of June 30, 2004. The pro forma number of shares outstanding (in thousands), by class, for the combined fund consist of the following at June 30, 2004:


                                Shares of Money Market      Additional Shares Assumed              Total
                                       Portfolio                     Issued                 Outstanding Shares
     Class of Shares                Pre-Combination             In Reorganization            Post-Combination
     ---------------            ----------------------      -------------------------       ------------------
         Class I                        29,190                       24,898                       54,088

4.   Management Agreement


Pioneer Investment Management, Inc. manages the Pioneer Money Market VCT Portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.50% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2004, $29,894 would have been payable by Pioneer Investment Management, Inc. related to management fees, administrative fees and certain other services and is included in due to affiliates.


5.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Portfolio at negotiated rates. Included in due to affiliates is $129 in transfer agent fees that would have been payable to PIMSS at June 30, 2004.

                                     PART C

                                OTHER INFORMATION
                        PIONEER VARIABLE CONTRACTS TRUST
                            (on behalf of its series,
                           Pioneer Bond VCT Portfolio
                           Pioneer Fund VCT Portfolio
                   Pioneer Growth Opportunities VCT Portfolio
                       Pioneer Mid Cap Value VCT Portfolio
                       Pioneer Money Market VCT Portfolio
                    Pioneer Small Cap Value II VCT Portfolio)

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Variable Contracts Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 33-84546 and 811-08786) as filed with the Securities and Exchange Commission on June 6, 2004 (Accession No. 0001016964-04-000195), which information is incorporated herein by reference.

(1)(a)    Agreement and Declaration of Trust                                             (1)
(1)(b)    Amendments to Agreement and Declaration of Trust                               (2)(3)(4)(5)(6)(7)(9)
                                                                                         (10)(11)
                                                                                         (12)(13)
(1)(c)    Amendment to Agreement and Declaration of Trust to establish additional        (15)
          series

(2)       Amended and Restated By-Laws                                                   (8)

(3)       Not applicable

(4)       Form of Agreement and Plan of Reorganization                                   (14)

(5)       Reference is made to Exhibits (1) and (2) hereof

(6)(a)    Form of Management Contract for Pioneer Bond VCT Portfolio                     (15)
(6)(b)    Management Contract for Pioneer Fund VCT Portfolio                             (8)
(6)(c)    Form of Management Contract for Pioneer Growth Opportunities VCT Portfolio     (15)
(6)(d)    Management Contract for Pioneer Mid Cap Value VCT Portfolio                    (8)
(6)(e)    Management Contract for Pioneer Money Market VCT Portfolio                     (8)
(6)(f)    Form of Management Contract for Pioneer Small Cap Value II VCT Portfolio       (15)

(6)(g)    Expense Limitation Agreement                                                   (*)


(7)       Underwriting Agreement with Pioneer Funds Distributor, Inc.                    (8)

(8)       Not applicable

(9)       Custodian Agreement with Brown Brothers Harriman & Co.                         (15)

(10)(a)   Form of Distribution Plan relating to Class II Shares                          (15)

(10)(b)   Form of Multiple Class Plan Pursuant to Rule 18f-3                             (15)

(11)      Opinion of Counsel (legality of securities being offered)                      (15)

(12)      Form of opinion as to tax matters and consent                                  (15)

(13)(a)   Investment Company Service Agreement with Pioneering Services Corporation      (15)

(13)(b)   Administration Agreement with Pioneer Investment Management, Inc.              (15)

(14)      Consents of Independent Registered Public Accounting Firm                      (*)

(15)      Not applicable

(16)      Powers of Attorney                                                             (15)

(17)(a)   Code of Ethics                                                                 (12)

(17)(b)   Form of Proxy Cards                                                             (*)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on August 8, 1995 (Accession no. 0000930709-95-000005).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on August 18, 1997 (Accession no. 0000930709-97-000011).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A

(File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on July 16, 1998 (Accession no. 0000930709-98-000013).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on June 4, 1999 (Accession no. 0000930709-99-000016).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on January 12, 2000 (Accession no. 0000930709-00-000002).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on July 6, 2000 (Accession no. 0000930709-00-000018).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on January 18, 2001 (Accession no. 0001016964-01-000006).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on April 26, 2001 (Accession no. 0001016964-01-500006).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on October 22, 2001 (Accession no. 0000930709-01-500036).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on May 1, 2002 (Accession no. 0001016964-02-000111).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on February 18, 2003 (Accession no. 0001016964-03-000044).

(12) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A

(File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on November 18, 2003 (Accession no. 0001016964-03-000241).

(13) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession no. 0001016964-04-000122).

(14) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(15) Previously filed. Incorporated herein by reference from the exhibits filed with Registrant's Initial Registration Statement on Form N-14 (File No. 333-118431), as filed with the Securities and Exchange Commission on August 20, 2004 (Accession no. 0001145443-04-001270).

(*)  Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 19th day of October, 2004.

                                            Pioneer Variable Contracts Trust,
                                                     on behalf of its series,
                                            Pioneer Bond VCT Portfolio Pioneer
                                            Fund VCT Portfolio Pioneer Growth
                                            Opportunities VCT Portfolio Pioneer
                                            Mid Cap Value VCT Portfolio Pioneer
                                            Money Market VCT Portfolio Pioneer
                                            Small Cap Value II VCT Portfolio

                                            By: /s/ Osbert M. Hood
                                            ------------------------------------

                                            Osbert M. Hood
                                            Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                              Title                          Date
         *                            Chairman of the Board,              October 19, 2004
---------------------------           Trustee, and President
John F. Cogan, Jr.

         *                            Chief Financial Officer and         October 19, 2004
---------------------------           Treasurer
Vincent Nave

         *
---------------------------
Mary K. Bush                          Trustee
         *
---------------------------
Richard H. Egdahl                     Trustee
         *
---------------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood
---------------------------
Osbert M. Hood                        Trustee

         *
---------------------------
Marguerite A. Piret                   Trustee
         *
---------------------------
Steven K. West                        Trustee
         *
---------------------------
John Winthrop                         Trustee

*  By:   /s/ Osbert M. Hood                                               October 19, 2004
         --------------------------------------
         Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:


Exhibit No.       Description
(6)(g)            Expense Limitation Agreement
(14)              Consents of Independent Registered Public Accounting Firm
(17)(b)           Form of Proxy Cards

                    Expense Limit and Reimbursement Agreement

         Expense Limit and Reimbursement Agreement made as of August 3, 2004, between Pioneer Investment Management, Inc. (PIM) and the investment companies and series thereof listed on Annex A (each a "Fund").

         Whereas PIM wishes to reduce the expenses of the Investor Class shares or Class I shares of each Fund until the end of the month of the second anniversary of the reorganization relating to the initial issuance of Investor Class shares or Class I shares of such Fund; and

         Whereas each Fund wishes to have PIM enter into such an agreement;

         Now therefore the parties agree as follows:

         Section 1. PIM agrees, until the end of the month of the second anniversary of the reorganization relating to the initial issuance of Investor Class shares or Class I shares of a Fund, to limit such Fund's ordinary operating expenses (other than extraordinary expenses, such as litigation, taxes, brokerage commissions, etc.) attributable to the Investor Class shares or Class I shares (the "Expense Limitation") to the percentage listed for such Fund on Annex A. Such limitation shall be made by waiving transfer agency fees and/or reimbursing expenses attributable to Investor Class shares or Class I shares. In the event that the waiver of transfer agency fees and expenses is not sufficient, PIM shall waive other fees and/or reimburse the Fund for the Fund's other ordinary operating expenses (other than extraordinary expenses, such as litigation, taxes, brokerage commissions, etc) so that the Expense Limitation is satisfied with respect to Investor Class shares or Class I shares, as the case may be.

         Section 2. PIM may not terminate or modify the duration or amount of this Expense Limitation Agreement. PIM may otherwise modify this Agreement with the approval of the Board of Trustees of each Fund.

         Section 3. PIM shall keep a record of the amount of expenses that it waived or reimbursed pursuant to Section 1 hereof ("Prior Expenses"). If at any future date the total expenses of a Fund attributable to Investor Class shares or Class I shares, as the case may be, are less than the Expense Limitation, PIM shall be entitled to be reimbursed for such Prior Expenses attributable to Investor Class shares or Class I shares, provided that such reimbursement does not cause the Fund's Investor Class or Class I share expenses to exceed the Expense Limitation. PIM shall also be entitled to reimbursement of the corresponding Prior Expenses attributable to any other authorized class of shares. If the Fund's Investor Class or Class I expenses subsequently exceed the Expense Limitation, the reimbursement of Prior Expenses shall be suspended and, if subsequent reimbursement of Prior Expenses shall be resumed to the extent that Investor Class or Class I expenses do not exceed the Expense Limitation, the Expense Limitation shall be applied. Notwithstanding anything in this
Section 3 to the contrary, the Fund shall not reimburse PIM for any Prior Expense pursuant to this Section 3 more than three (3) years after the expense was incurred.

         Section 4. It is not intended by PIM or the Fund that the reimbursement agreement in Section 3 shall be an obligation of a Fund unless and until the total expenses of such Fund attributable to the Investor Class shares or Class I shares, as the case may be, are less than the Expense Limitation. PIM understands that such total expenses may never be reduced to such level and there is no assurance that the Prior Expenses shall be reimbursed. In addition, each Fund shall have the right to terminate this Agreement, including its obligation to reimburse Prior Expenses, at any time upon notice to PIM. This Agreement automatically terminates without obligation by the Fund upon termination of the Management Contract between PIM and the Fund.

         Section 5. This Agreement shall be governed by the laws of the State of Delaware.

         In witness whereof, the parties hereto have caused this Agreement to be signed as of the 3rd day of August, 2004.


Each Fund listed on Annex A              PIONEER INVESTMENT MANAGEMENT, INC.




By:   /s/ Osbert M. Hood                 By: /s/ Dorothy E. Bourassa
     -------------------------------         --------------------------------
          Osbert M. Hood                         Dorothy E. Bourassa
          Executive Vice President               Secretary

                                                                         Annex A
--------------------------------------------------------------------------------
   Acquiring Fund          Class of Shares      Expense Limitation
                                                (Investor class) for
                                                initial two years
--------------------------------------------------------------------------------
Pioneer International      Investor Class             1.40%
Equity Fund
--------------------------------------------------------------------------------
Pioneer Balanced Fund      Investor Class             1.10%
--------------------------------------------------------------------------------
Pioneer Fund               Investor Class             1.02%
--------------------------------------------------------------------------------
Pioneer Growth Shares      Investor Class             1.15%
--------------------------------------------------------------------------------
Pioneer Value Fund         Investor Class             1.10%
--------------------------------------------------------------------------------
Pioneer Small Cap Value    Investor Class             1.15%
Fund
--------------------------------------------------------------------------------
Pioneer Bond Fund          Investor Class             0.74%
--------------------------------------------------------------------------------
Pioneer Tax Free Income    Investor Class             0.70%
Fund
--------------------------------------------------------------------------------
Pioneer America Income     Investor Class             0.74%
Trust
--------------------------------------------------------------------------------
Pioneer High Yield Fund    Investor Class             0.90%
--------------------------------------------------------------------------------
Pioneer Cash Reserves      Investor Class             0.71%
Fund
--------------------------------------------------------------------------------
Pioneer Tax Free Money     Investor Class             0.65%
Market Fund
--------------------------------------------------------------------------------
Pioneer Growth             Investor Class             1.05%
Opportunities Fund
--------------------------------------------------------------------------------
Pioneer Mid Cap Value      Investor Class             1.10%
Fund
--------------------------------------------------------------------------------
Pioneer California Tax     Investor Class             0.63%
Free Income Fund
--------------------------------------------------------------------------------
Pioneer Municipal Bond     Investor Class             0.62%
Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Acquiring Fund           Class of      Expense limitation for
                              Shares          initial two years
--------------------------------------------------------------------------------
Pioneer Fund VCT             Class I                0.80%
Portfolio
--------------------------------------------------------------------------------
Pioneer Small Cap Value      Class I                1.01%
II VCT Portfolio
--------------------------------------------------------------------------------
Pioneer Bond VCT             Class I                0.62%
Portfolio
--------------------------------------------------------------------------------
Pioneer Money Market         Class I                0.90%
VCT Portfolio
--------------------------------------------------------------------------------
Pioneer Mid Cap VCT          Class I                0.88%
Portfolio
--------------------------------------------------------------------------------
Pioneer Growth               Class I                0.79%
Opportunities VCT
Portfolio
--------------------------------------------------------------------------------

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the reference to our firm under the caption "Experts - Safeco Portfolios," in the Combined Proxy Statement of Safeco Resource Series Trust and Prospectus for Class I Shares of Pioneer Bond VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio, Pioneer Money Market VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio, each a series of Pioneer Variable Contracts Trust, (the "Combined Proxy Statement and Prospectus"), and to the incorporation by reference of our report dated January 30, 2004, with respect to the financial statements and financial highlights of Safeco Multi-Cap Core Portfolio, Safeco Small-Cap Value Portfolio, Safeco Bond Portfolio, Safeco Growth Opportunities Portfolio, Safeco Core Equity Portfolio, and Safeco Money Market Portfolio included in the Safeco Resource Series Trust Annual Report for the year ended December 31, 2003, in the Combined Proxy Statement and Prospectus included in this Registration Statement on Form N-14 of the Pioneer Variable Contracts Trust. We further consent to the reference to us under the heading "Representations and Warranties" (paragraph 4.1(f)) in the Agreement and Plan of Reorganization included as Exhibits A-1 and A-2 to the Combined Proxy Statement and Prospectus.

We also consent to the references to our firm under the captions "Independent Auditors" and "Financial Statements" in the Safeco Resource Series Trust Statement of Additional Information, and to the incorporation by reference of our report, dated January 30, 2004, on the financial statements and financial highlights of the Safeco Multi-Cap Core Portfolio, Safeco Small-Cap Value Portfolio, Safeco Bond Portfolio, Safeco Growth Opportunities Portfolio, Safeco Core Equity Portfolio, and Safeco Money Market Portfolio included in the Safeco Resource Series Trust Annual Report for the year ended December 31, 2003, in Post-Effective Amendment No. 28 to the Registration Statement (Form N-1A, File Nos. 33-06547/811-4717), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession No. 0001047469-04-014236), which is incorporated by reference into the Combined Proxy Statement and Prospectus included in this Registration Statement on Form N-14 of the Pioneer Variable Contracts Trust.

                              /s/ ERNST & YOUNG LLP

Seattle, Washington
October 18, 2004

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the references to our firm under the captions "Financial Highlights" and "Experts - Pioneer Portfolios", in the Combined Proxy Statement of Safeco Resource Series Trust and Prospectus for Class I Shares of Pioneer Bond VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio, Pioneer Money Market VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio ("Combined Proxy Statement and Prospectus"), and to the incorporation by reference of our reports dated February 6, 2004, with respect to the financial statements and financial highlights of Pioneer Fund VCT Portfolio, Pioneer Money Market VCT Portfolio and Pioneer Mid Cap Value VCT Portfolio, (each a Portfolio of Pioneer Variable Contracts Trust), included in the Annual Reports to the Shareowners for the year ended December 31, 2003, in the Combined Proxy Statement and Prospectus included in this Registration Statement on Form N-14 of the Pioneer Variable Contracts Trust. We further consent to the reference to us under the heading "Representations and Warranties" (paragraph 4.2(g)) in the Agreement and Plan of Reorganization included as Exhibit A-1 to the Combined Proxy Statement and Prospectus.

We also consent to the references to our firm under the captions "Independent Auditors" and "Financial Statements" in the Statement of Additional Information of Pioneer Variable Contracts Trust, and to the incorporation by reference of our report, dated February 6, 2004, on the financial statements and financial highlights of Pioneer Fund VCT Portfolio, Pioneer Money Market VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio (each a portfolio of Pioneer Variable Contracts Trust) included in the Annual Report to the Shareowners for the year ended December 31, 2003, in Post-Effective Amendments Nos. 30 and 31 to the Registration Statement (Form N-1A, File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on May 28, 2004 (Accession No. 0001016964-04-000122) and June 1, 2004 (Accession No. 0001016964-04-000195),
respectively, which are incorporated by reference into the Combined Proxy Statement and Prospectus included in this Registration Statement on Form N-14 of the Pioneer Variable Contracts Trust.

                              /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 15, 2004

                          SAFECO RESOURCE SERIES TRUST

                        SAFECO SMALL-CAP VALUE PORTFOLIO

               SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 8, 2004

         This proxy is solicited on behalf of the board of trustees of Safeco Resource Series Trust, on behalf of its series, Safeco Small-Cap Value Portfolio (the "Safeco Portfolio"). The undersigned hereby appoints [ ] and [ ], each of them (with full powers of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the above-referenced Safeco Portfolio at the Special Meeting of Shareholders to be held at 2:00 p.m., Pacific time, on December 8, 2004, at Safeco Mutual Funds, King Auditorium, 4854 154th Place, N.E., Redmond, Washington 98052, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

         The shares represented by this proxy will be voted as instructed on the reverse side. Unless instructions to the contrary are given on the reverse or if this proxy is executed but no instruction is given, this proxy shall be deemed to grant authority to vote "FOR" the proposal, with discretionary power to vote upon such other business as may properly come before the Meeting or any adjournment. The proxies intend to vote with management on any such other business properly brought before the Meeting. The undersigned hereby acknowledges receipt of the accompanying Notice of the Special Meeting and combined Proxy Statement and Prospectus.


                            Date                               , 2004

                            YOUR VOTE IS VERY IMPORTANT.
                            PLEASE COMPLETE, SIGN, DATE AND
                            RETURN THE ENCLOSED PROXY CARD
                            PROMPTLY.

                            ---------------------------------------------------


                            ---------------------------------------------------
                            Signature(s) of Shareholder(s)    (Sign in the Box)

                            NOTE: Please sign exactly as you name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If a corporation or partnership, please sign in full corporate or partnership name by an authorized officer.

             NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED
             ------------------------------------------------------

YOUR VOTE IS IMPORTANT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL BELOW IF NO SPECIFICATION IS MADE BELOW.

Your board of trustees recommends that you vote "FOR" Proposal 1.

(1)  To approve an Agreement and Plan of Reorganization.
     Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to Pioneer Small Cap Value II VCT Portfolio ("Pioneer Portfolio"), a series of Pioneer Variable Contracts Trust managed by Pioneer Investment Management, Inc. ("Pioneer"), in exchange for Class I shares of the Pioneer Portfolio.

     Refer to pages __ in the combined Proxy Statement and Prospectus to review relevant information regarding the Pioneer Portfolio.

     FOR |_|                       AGAINST  |_|                    ABSTAIN  |_|

Your board of trustees recommends that you vote "FOR" Proposal 2.

(2) To approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer.

     FOR |_|                       AGAINST  |_|                    ABSTAIN  |_|

(3)  To transact such other business as may properly come before the meeting.

                   We need your vote before __________, 2004.

                     PLEASE SIGN AND DATE THE REVERSE SIDE.

                          SAFECO RESOURCE SERIES TRUST

                              SAFECO BOND PORTFOLIO

               SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 8, 2004

         This proxy is solicited on behalf of the board of trustees of Safeco Resource Series Trust, on behalf of its series, Safeco Bond Portfolio (the "Safeco Portfolio"). The undersigned hereby appoints [ ] and [ ], each of them (with full powers of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the above-referenced Safeco Portfolio at the Special Meeting of Shareholders to be held at 2:00 p.m., Pacific time, on December 8, 2004, at Safeco Mutual Funds, King Auditorium, 4854 154th Place, N.E., Redmond, Washington 98052, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

         The shares represented by this proxy will be voted as instructed on the reverse side. Unless instructions to the contrary are given on the reverse or if this proxy is executed but no instruction is given, this proxy shall be deemed to grant authority to vote "FOR" the proposal, with discretionary power to vote upon such other business as may properly come before the Meeting or any adjournment. The proxies intend to vote with management on any such other business properly brought before the Meeting. The undersigned hereby acknowledges receipt of the accompanying Notice of the Special Meeting and combined Proxy Statement and Prospectus.

                            Date                               , 2004

                            YOUR VOTE IS VERY IMPORTANT.
                            PLEASE COMPLETE, SIGN, DATE AND
                            RETURN THE ENCLOSED PROXY CARD
                            PROMPTLY.

                            ----------------------------------------------------


                            ----------------------------------------------------
                            Signature(s) of Shareholder(s)     (Sign in the Box)

                            NOTE: Please sign exactly as you name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If a corporation or partnership, please sign in full corporate or partnership name by an authorized officer.

             NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED
             ------------------------------------------------------

     YOUR VOTE IS IMPORTANT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL BELOW IF NO SPECIFICATION IS MADE BELOW.

Your board of trustees recommends that you vote "FOR" Proposal 1.

(1)  To approve an Agreement and Plan of Reorganization.
     Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to Pioneer Bond VCT Portfolio ("Pioneer Portfolio"), a series of Pioneer Variable Contracts Trust managed by Pioneer Investment Management, Inc. ("Pioneer"), in exchange for Class I shares of the Pioneer Portfolio.

     Refer to pages __ in the combined Proxy Statement and Prospectus to review relevant information regarding the Pioneer Portfolio.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

Your board of trustees recommends that you vote "FOR" Proposal 2.

(2) To approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

(3)  To transact such other business as may properly come before the meeting.

                   We need your vote before __________, 2004.

                     PLEASE SIGN AND DATE THE REVERSE SIDE.

                          SAFECO RESOURCE SERIES TRUST

                          SAFECO MONEY MARKET PORTFOLIO

               SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 8, 2004

         This proxy is solicited on behalf of the board of trustees of Safeco Resource Series Trust, on behalf of its series, Safeco Money Market Portfolio (the "Safeco Portfolio"). The undersigned hereby appoints [ ] and [ ], each of them (with full powers of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the above-referenced Safeco Portfolio at the Special Meeting of Shareholders to be held at 2:00 p.m., Pacific time, on December 8, 2004, at Safeco Mutual Funds, King Auditorium, 4854 154th Place, N.E., Redmond, Washington 98052, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

         The shares represented by this proxy will be voted as instructed on the reverse side. Unless instructions to the contrary are given on the reverse or if this proxy is executed but no instruction is given, this proxy shall be deemed to grant authority to vote "FOR" the proposal, with discretionary power to vote upon such other business as may properly come before the Meeting or any adjournment. The proxies intend to vote with management on any such other business properly brought before the Meeting. The undersigned hereby acknowledges receipt of the accompanying Notice of the Special Meeting and combined Proxy Statement and Prospectus.

                            Date                               , 2004

                            YOUR VOTE IS VERY IMPORTANT.
                            PLEASE COMPLETE, SIGN, DATE AND
                            RETURN THE ENCLOSED PROXY CARD
                            PROMPTLY.

                            ----------------------------------------------------


                            ----------------------------------------------------
                            Signature(s) of Shareholder(s) (Sign in the Box)

                            NOTE: Please sign exactly as you name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If a corporation or partnership, please sign in full corporate or partnership name by an authorized officer.

             NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED
             ------------------------------------------------------

YOUR VOTE IS IMPORTANT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL BELOW IF NO SPECIFICATION IS MADE BELOW.

Your board of trustees recommends that you vote "FOR" Proposal 1.

(1)  To approve an Agreement and Plan of Reorganization.
     Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to Pioneer Money Market VCT Portfolio ("Pioneer Portfolio"), a series of Pioneer Variable Contracts Trust managed by Pioneer Investment Management, Inc. ("Pioneer"), in exchange for Class I shares of the Pioneer Portfolio.

     Refer to pages __ in the combined Proxy Statement and Prospectus to review relevant information regarding the Pioneer Portfolio.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|


Your board of trustees recommends that you vote "FOR" Proposal 2.

(2) To approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

(3)  To transact such other business as may properly come before the meeting.

                   We need your vote before __________, 2004.

                     PLEASE SIGN AND DATE THE REVERSE SIDE.

                          SAFECO RESOURCE SERIES TRUST

                          SAFECO CORE EQUITY PORTFOLIO

               SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 8, 2004

         This proxy is solicited on behalf of the board of trustees of Safeco Resource Series Trust, on behalf of its series, Safeco Core Equity Portfolio (the "Safeco Portfolio"). The undersigned hereby appoints [ ] and [ ], each of them (with full powers of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the above-referenced Safeco Portfolio at the Special Meeting of Shareholders to be held at 2:00 p.m., Pacific time, on December 8, 2004, at Safeco Mutual Funds, King Auditorium, 4854 154th Place, N.E., Redmond, Washington 98052, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

         The shares represented by this proxy will be voted as instructed on the reverse side. Unless instructions to the contrary are given on the reverse or if this proxy is executed but no instruction is given, this proxy shall be deemed to grant authority to vote "FOR" the proposal, with discretionary power to vote upon such other business as may properly come before the Meeting or any adjournment. The proxies intend to vote with management on any such other business properly brought before the Meeting. The undersigned hereby acknowledges receipt of the accompanying Notice of the Special Meeting and combined Proxy Statement and Prospectus.

                            Date                               , 2004

                            YOUR VOTE IS VERY IMPORTANT.
                            PLEASE COMPLETE, SIGN, DATE AND
                            RETURN THE ENCLOSED PROXY CARD
                            PROMPTLY.

                            ----------------------------------------------------


                            ----------------------------------------------------
                            Signature(s) of Shareholder(s) (Sign in the Box)

                            NOTE: Please sign exactly as you name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If a corporation or partnership, please sign in full corporate or partnership name by an authorized officer.

             NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED
             ------------------------------------------------------

YOUR VOTE IS IMPORTANT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL BELOW IF NO SPECIFICATION IS MADE BELOW.

Your board of trustees recommends that you vote "FOR" Proposal 1.

(1)  To approve an Agreement and Plan of Reorganization.
     Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to Pioneer Fund VCT Portfolio ("Pioneer Portfolio"), a series of Pioneer Variable Contracts Trust managed by Pioneer Investment Management, Inc. ("Pioneer"), in exchange for Class I shares of the Pioneer Portfolio.

     Refer to pages __ in the combined Proxy Statement and Prospectus to review relevant information regarding the Pioneer Portfolio.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

Your board of trustees recommends that you vote "FOR" Proposal 2.

(2) To approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

(3)  To transact such other business as may properly come before the meeting.

                   We need your vote before __________, 2004.

                     PLEASE SIGN AND DATE THE REVERSE SIDE.

                          SAFECO RESOURCE SERIES TRUST

                         SAFECO MULTI-CAP CORE PORTFOLIO

               SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 8, 2004

         This proxy is solicited on behalf of the board of trustees of Safeco Resource Series Trust, on behalf of its series, Safeco Multi-Cap Core Portfolio (the "Safeco Portfolio"). The undersigned hereby appoints [ ] and [ ], each of them (with full powers of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the above-referenced Safeco Portfolio at the Special Meeting of Shareholders to be held at 2:00 p.m., Pacific time, on December 8, 2004, at Safeco Mutual Funds, King Auditorium, 4854 154th Place, N.E., Redmond, Washington 98052, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

         The shares represented by this proxy will be voted as instructed on the reverse side. Unless instructions to the contrary are given on the reverse or if this proxy is executed but no instruction is given, this proxy shall be deemed to grant authority to vote "FOR" the proposal, with discretionary power to vote upon such other business as may properly come before the Meeting or any adjournment. The proxies intend to vote with management on any such other business properly brought before the Meeting. The undersigned hereby acknowledges receipt of the accompanying Notice of the Special Meeting and combined Proxy Statement and Prospectus.

                            Date                               , 2004

                            YOUR VOTE IS VERY IMPORTANT.
                            PLEASE COMPLETE, SIGN, DATE AND
                            RETURN THE ENCLOSED PROXY CARD
                            PROMPTLY.

                            ----------------------------------------------------


                            ----------------------------------------------------
                            Signature(s) of Shareholder(s) (Sign in the Box)

                            NOTE: Please sign exactly as you name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If a corporation or partnership, please sign in full corporate or partnership name by an authorized officer.

             NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED
             ------------------------------------------------------

YOUR VOTE IS IMPORTANT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL BELOW IF NO SPECIFICATION IS MADE BELOW.

Your board of trustees recommends that you vote "FOR" Proposal 1.

(1)  To approve an Agreement and Plan of Reorganization.
     Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to Pioneer Mid Cap Value VCT Portfolio ("Pioneer Portfolio"), a series of Pioneer Variable Contracts Trust managed by Pioneer Investment Management, Inc. ("Pioneer"), in exchange for Class I shares of the Pioneer Portfolio.

     Refer to pages __ in the combined Proxy Statement and Prospectus to review relevant information regarding the Pioneer Portfolio.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

Your board of trustees recommends that you vote "FOR" Proposal 2.

(2) To approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

(3)  To transact such other business as may properly come before the meeting.

                   We need your vote before __________, 2004.

                     PLEASE SIGN AND DATE THE REVERSE SIDE.

                          SAFECO RESOURCE SERIES TRUST

                      SAFECO GROWTH OPPORTUNITIES PORTFOLIO

               SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 8, 2004

         This proxy is solicited on behalf of the board of trustees of Safeco Resource Series Trust, on behalf of its series, Safeco Growth Opportunities Portfolio (the "Safeco Portfolio"). The undersigned hereby appoints [ ] and [ ], each of them (with full powers of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the above-referenced Safeco Portfolio at the Special Meeting of Shareholders to be held at 2:00 p.m., Pacific time, on December 8, 2004, at Safeco Mutual Funds, King Auditorium, 4854 154th Place, N.E., Redmond, Washington 98052, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present.

         The shares represented by this proxy will be voted as instructed on the reverse side. Unless instructions to the contrary are given on the reverse or if this proxy is executed but no instruction is given, this proxy shall be deemed to grant authority to vote "FOR" the proposal, with discretionary power to vote upon such other business as may properly come before the Meeting or any adjournment. The proxies intend to vote with management on any such other business properly brought before the Meeting. The undersigned hereby acknowledges receipt of the accompanying Notice of the Special Meeting and combined Proxy Statement and Prospectus.

                            Date                               , 2004

                            YOUR VOTE IS VERY IMPORTANT.
                            PLEASE COMPLETE, SIGN, DATE AND
                            RETURN THE ENCLOSED PROXY CARD
                            PROMPTLY.

                            ----------------------------------------------------


                            ----------------------------------------------------
                            Signature(s) of Shareholder(s) (Sign in the Box)

                            NOTE: Please sign exactly as you name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If a corporation or partnership, please sign in full corporate or partnership name by an authorized officer.

             NOTE: YOUR PROXY CARD IS NOT VALID UNLESS IT IS SIGNED
             ------------------------------------------------------

YOUR VOTE IS IMPORTANT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL BELOW IF NO SPECIFICATION IS MADE BELOW.

Your board of trustees recommends that you vote "FOR" Proposal 1.

(1)  To approve an Agreement and Plan of Reorganization.
     Under the Agreement and Plan of Reorganization, your Safeco Portfolio will transfer all of its assets to Pioneer Growth Opportunities VCT Portfolio ("Pioneer Portfolio"), a series of Pioneer Variable Contracts Trust managed by Pioneer Investment Management, Inc. ("Pioneer"), in exchange for Class I shares of the Pioneer Portfolio.

     Refer to pages __ in the combined Proxy Statement and Prospectus to review relevant information regarding the Pioneer Portfolio.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

Your board of trustees recommends that you vote "FOR" Proposal 2.

(2) To approve an interim investment advisory agreement between your Safeco Portfolio and Pioneer.

     FOR  |_|                      AGAINST  |_|                    ABSTAIN  |_|

(3)  To transact such other business as may properly come before the meeting.

                   We need your vote before __________, 2004.

                     PLEASE SIGN AND DATE THE REVERSE SIDE.